                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07755

                           Nuveen Multistate Trust II
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                        Date of fiscal year end: February 28
                                                 ------------

                    Date of reporting period:  August 31, 2006
                                              ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                        NUVEEN INVESTMENTS MUTUAL FUNDS

                    Semiannual Report  Dependable, tax-free income
                dated August 31, 2006  because it's not what you earn, it's what you keep.(R)

                                    [GRAPHIC]



                           Nuveen Investments
                           Municipal Bond Funds

                           Nuveen Connecticut Municipal Bond Fund
                           Nuveen New Jersey Municipal Bond Fund
                           Nuveen New York Municipal Bond Fund
                           Nuveen New York Insured Municipal Bond Fund

[LOGO] Nuveen Investments

                                    [GRAPHIC]



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                                                  ------------------------------
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                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that during the period covered by this report your Fund provided tax-free income and solid performance from a carefully selected portfolio of municipal bonds. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and Fund Spotlight sections of this report.

In past letters, I've spoken about market volatility and the benefits of maintaining a balanced portfolio. These thoughts remain just as valid in today's environment as they've been in the past. Some may wonder if this is a good time to own a municipal bond fund. Others may be thinking about adjusting their current portfolios. We believe these are decisions you should make with the help of a trusted financial advisor.

With the help of your advisor, you may be able to structure a well-balanced portfolio that can become an important component in achieving your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. Your advisor can help you understand how a municipal bond investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

October 16, 2006



          "In fact, a well-diversified portfolio may actually help to reduce your overall investment risk."


                           Semiannual Report  Page 1

  Portfolio Manager's Comments

  Portfolio manager Cathryn Steeves examines key investment strategies and the performance of the Nuveen Connecticut, New Jersey, New York, and New York Insured Municipal Bond Funds. Cathryn, who has 9 years of investment experience, has managed the Funds since July 2006.

--------------------------------------------------------------------------------

How did the Funds perform during the six-months ended August 31, 2006?

The nearby chart provides total return information for the four Funds for the six-month, one-year, five-year, and ten-year periods ended August 31, 2006. Each Fund's total return is compared with the Fund's corresponding Lipper peer fund category average, as well as with the national Lehman Brothers Municipal Bond Index. Although we believe that comparing the performance of a state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average is imperfect since most of the national index's results come from out-of-state bonds.

For the six-month reporting period, the total return of the Nuveen Connecticut, New York and New York Insured Municipal Bond Funds' Class A shares at net asset value outperformed their respective Lipper peer group averages, while the Nuveen New Jersey Municipal Bond Fund lagged. All four Funds trailed the Lehman Brothers index for the six-months.

In the Connecticut and New Jersey Funds, our duration positioning contributed favorably to performance to varying degrees. (Duration is a measure of a bond's susceptibility to price changes as interest rates fluctuate.) Specifically, the Funds benefited from their relative underweightings in shorter-duration bonds, which were poor performers in a climate of rising short-term interest rates, and from their relative overweightings in the stronger-performing intermediate portion of the yield curve. Similarly, allocations to the intermediate segment of the yield curve helped both New York Funds, although that positive impact was counterbalanced by the relative underweighting of these Funds in longer-maturity bonds.

Security selection in both the Connecticut and New Jersey Funds generally added to returns over the period. In Connecticut, we benefited from our exposure to general obligation debt and to our multifamily bond holdings, as well as from a position in Puerto Rico bonds issued for American Airlines, whose price improved along with the business environment for airline companies. (Bonds issued by U.S. territories generally are fully tax-exempt in all 50 states.) By contrast, some of the Connecticut Fund's insured and single-family housing bonds did not perform as well as we would have liked, as both categories tended to underperform the overall market during the past six months. In New Jersey, some of the Fund's health care and tobacco-backed bonds were solid performers, although here, too, certain insured bonds did not do as well as we would have liked.

Security selection in the New York uninsured Fund was a modest negative, characterized by slight underperformance from a handful of our tax- and appropriation-backed bonds.

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 2

Class A Shares--
Average Annual Total Returns as of 8/31/06
--------------------------------------------------------------------------------

                                        6-Month 1-Year 5-Year 10-Year
                                        -----------------------------
          Nuveen Connecticut Municipal
            Bond Fund
           A Shares at NAV                1.82%  2.60%  4.69%   5.45%
           A Shares at Offer             -2.48% -1.75%  3.80%   5.00%
          Lipper Connecticut Municipal
            Debt Funds Category
            Average/1/                    1.58%  2.11%  3.99%   5.05%
          Lehman Brothers Municipal
            Bond Index/2/                 2.02%  3.03%  4.95%   5.98%
          -----------------------------------------------------------
          Nuveen New Jersey
            Municipal Bond Fund
           A Shares at NAV                1.68%  2.43%  4.53%   5.38%
           A Shares at Offer             -2.57% -1.87%  3.63%   4.93%
          Lipper New Jersey Municipal
            Debt Funds Category
            Average/1/                    1.90%  2.76%  4.14%   5.02%
          Lehman Brothers Municipal
            Bond Index/2/                 2.02%  3.03%  4.95%   5.98%
          -----------------------------------------------------------
          Nuveen New York Municipal
            Bond Fund
           A Shares at NAV                1.88%  2.56%  4.85%   5.72%
           A Shares at Offer             -2.44% -1.71%  3.94%   5.27%
          Lipper New York Municipal
            Debt Funds Category
            Average/1/                    1.78%  2.65%  4.15%   5.19%
          Lehman Brothers Municipal
            Bond Index/2/                 2.02%  3.03%  4.95%   5.98%
          -----------------------------------------------------------
          Nuveen New York Insured
            Municipal Bond Fund
           A Shares at NAV                1.59%  1.91%  4.72%   5.27%
           A Shares at Offer             -2.71% -2.34%  3.82%   4.82%
          Lipper Insured Municipal Debt
            Funds Category Average/1/     1.50%  2.14%  4.04%   4.99%
          Lehman Brothers Insured
            Municipal Bond Index/3/       2.02%  3.15%  5.18%   6.19%
          -----------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.


What strategies were used to manage the Funds, and how did these strategies influence performance?

Careful duration management remained a significant theme in all four Funds. To keep the portfolios' interest-rate sensitivity in line with target levels, we took advantage of suitable opportunities to sell some of our holdings in shorter-duration bonds and reinvest the proceeds in longer-dated securities. A particular focus was on intermediate bonds with maturities between 2016 and 2026 which broadly represented the part of the municipal yield curve that we believed offered particular value for shareholders. In the New Jersey and both New York Funds, we found additional value in securities with maturities of as long as 30 years, which, besides performing well during the period as prices on longer bonds rallied, helped us keep our durations relatively steady as other holdings matured or were called from the portfolios. In both New York Funds, two notable recent additions of longer-dated debt were baseball-related--we purchased bonds issued to fund new stadiums for both the New York Yankees and New York Mets.

As an additional part of our duration-management efforts, we also invested a small portion of the Connecticut Fund in U.S. Treasury bond futures, and a small portion of the uninsured New York Fund in interest rate swaps. In both cases, we used these derivative instruments to reduce the interest rate risk of the Funds and not to speculate on market movement. These derivative positions enabled us to reduce portfolio volatility and manage duration without having to sell positions in the portfolios that we found attractive.

Another goal for the uninsured Funds was to add attractive, lower-rated bond positions to the


--------------------------------------------------------------------------------

1For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended August 31, 2006. The Lipper categories contained 23, 22, 21 and 15 funds in the Lipper Connecticut Municipal Debt Funds Category, 53, 52, 49 and 42 funds in the Lipper New Jersey Municipal Debt Funds Category, 104, 104, 90 and 66 funds in the Lipper New York Municipal Debt Funds Category and 63, 63, 59 and 48 funds in the Lipper Insured Municipal Debt Funds Category for the respective six-month and one-, five- and ten-year periods ended August 31, 2006. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.
3The Lehman Brothers Insured Municipal Bond Index is an unmanaged index composed of all the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of at least one year and ratings of Aaa/AAA.

                           Semiannual Report  Page 3
portfolios. This was not always easy to accomplish during the period because of a combination of reduced supply of municipal bond issuance generally, and relatively unattractive levels of income offered by lower-rated and non-rated bonds in an environment of generally falling yields. Nevertheless, we were successful in adding some new lower-rated bonds to each of the three uninsured portfolios.

Dividend Information

In May, the dividend for the Connecticut Fund's B shares was increased by $0.0005. There were no other dividend changes to any of the four Funds during this reporting period. Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of August 31, 2006, the uninsured New York Fund had a positive UNII balance for financial statement purposes and a positive UNII balance, based upon our best estimate, for tax purposes. The Connecticut, New Jersey and insured New York Funds had negative UNII balances for financial statement purposes and positive UNII balances, based upon our best estimate, for tax purposes.


                           Semiannual Report  Page 4

  Fund Spotlight as of 8/31/06            Nuveen Connecticut Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $10.63   $10.62   $10.62   $10.67
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0350  $0.0285  $0.0300  $0.0370
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0465  $0.0465  $0.0465  $0.0465
      --------------------------------------------------------------------
      Inception Date                    7/13/87  2/11/97 10/04/93  2/25/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 8/31/06
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           2.60% -1.75%
                 ---------------------------------------------
                 5-Year                           4.69%  3.80%
                 ---------------------------------------------
                 10-Year                          5.45%  5.00%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           1.72% -2.20%
                 ---------------------------------------------
                 5-Year                           3.91%  3.74%
                 ---------------------------------------------
                 10-Year                          4.81%  4.81%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.03%
                 ---------------------------------------------
                 5-Year                           4.13%
                 ---------------------------------------------
                 10-Year                          4.87%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.73%
                 ---------------------------------------------
                 5-Year                           4.89%
                 ---------------------------------------------
                 10-Year                          5.67%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                3.95%  3.78%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.28%  3.14%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    4.79%  4.58%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.22%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.53%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.69%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.39%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.73%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.99%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.16%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.47%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.07%
                 ---------------------------------------------

                            Average Annual Total Returns as of 9/30/06
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            4.02%       -0.34%
                            ------------------------------------------
                            5-Year            4.89%        3.99%
                            ------------------------------------------
                            10-Year           5.36%        4.91%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            3.23%       -0.75%
                            ------------------------------------------
                            5-Year            4.11%        3.94%
                            ------------------------------------------
                            10-Year           4.73%        4.73%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            3.44%
                            ------------------------------------------
                            5-Year            4.33%
                            ------------------------------------------
                            10-Year           4.79%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            4.24%
                            ------------------------------------------
                            5-Year            5.09%
                            ------------------------------------------
                            10-Year           5.58%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $287,458
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.66
           ---------------------------------------------------------
           Average Duration                                     5.53
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid September 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2006.
2Paid December 1, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

                           Semiannual Report  Page 5

  Fund Spotlight as of 8/31/06            Nuveen Connecticut Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

            [CHART]

AAA/U.S. Guaranteed   64.3%
AA                    20.5%
A                      2.9%
BBB                    7.6%
BB or Lower            3.6%
NR                     1.1%

Industries/1/

                    Education and Civic Organizations 20.2%
                    ---------------------------------------
                    Tax Obligation/General            19.4%
                    ---------------------------------------
                    U.S. Guaranteed                   14.0%
                    ---------------------------------------
                    Tax Obligation/Limited             8.8%
                    ---------------------------------------
                    Water and Sewer                    7.0%
                    ---------------------------------------
                    Utilities                          6.6%
                    ---------------------------------------
                    Health Care                        6.2%
                    ---------------------------------------
                    Long-Term Care                     6.0%
                    ---------------------------------------
                    Other                             11.8%
                    ---------------------------------------

1As a percentage of total holdings as of August 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/01/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (8/31/06)    $1,018.20 $1,013.40 $1,015.40 $1,018.40 $1,021.07 $1,017.29 $1,018.30 $1,022.08
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.17 $    7.97 $    6.96 $    3.15 $    4.18 $    7.98 $    6.97 $    3.16
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .82%, 1.57%, 1.37% and .62% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                           Semiannual Report  Page 6

  Fund Spotlight as of 8/31/06             Nuveen New Jersey Municipal Bond Fund

================================================================================

    Quick Facts
                                        A Shares B Shares C Shares R Shares
    -----------------------------------------------------------------------
    NAV                                   $10.75   $10.76   $10.72   $10.78
    -----------------------------------------------------------------------
    Latest Monthly Dividend/1/           $0.0345  $0.0275  $0.0295  $0.0360
    -----------------------------------------------------------------------
    Latest Capital Gain Distribution/2/  $0.0428  $0.0428  $0.0428  $0.0428
    -----------------------------------------------------------------------
    Inception Date                       9/06/94  2/03/97  9/21/94  2/28/92
    -----------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 8/31/06
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           2.43% -1.87%
                 ---------------------------------------------
                 5-Year                           4.53%  3.63%
                 ---------------------------------------------
                 10-Year                          5.38%  4.93%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           1.73% -2.20%
                 ---------------------------------------------
                 5-Year                           3.75%  3.58%
                 ---------------------------------------------
                 10-Year                          4.75%  4.75%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           1.87%
                 ---------------------------------------------
                 5-Year                           3.96%
                 ---------------------------------------------
                 10-Year                          4.80%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.69%
                 ---------------------------------------------
                 5-Year                           4.74%
                 ---------------------------------------------
                 10-Year                          5.60%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                3.85%  3.69%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.53%  3.38%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.23%  5.01%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.07%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.78%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.12%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.30%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.98%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.41%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.01%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.72%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.51%
                 ---------------------------------------------

                            Average Annual Total Returns as of 9/30/06
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            4.03%       -0.29%
                            ------------------------------------------
                            5-Year            4.79%        3.91%
                            ------------------------------------------
                            10-Year           5.32%        4.86%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            3.22%       -0.77%
                            ------------------------------------------
                            5-Year            4.02%        3.84%
                            ------------------------------------------
                            10-Year           4.69%        4.69%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            3.46%
                            ------------------------------------------
                            5-Year            4.24%
                            ------------------------------------------
                            10-Year           4.73%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            4.20%
                            ------------------------------------------
                            5-Year            5.00%
                            ------------------------------------------
                            10-Year           5.52%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $185,738
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.08
           ---------------------------------------------------------
           Average Duration                                     5.24
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid September 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2006.
2Paid December 1, 2005. Capital gains are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

                           Semiannual Report  Page 7

  Fund Spotlight as of 8/31/06             Nuveen New Jersey Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

          [CHART]

AAA/U.S. Guaranteed   69.0%
AA                    11.5%
A                      4.7%
BBB                   11.5%
BB or Lower            0.8%
NR                     2.5%

Industries/1/

                    Tax Obligation/Limited            23.4%
                    ---------------------------------------
                    Transportation                    13.2%
                    ---------------------------------------
                    Health Care                       12.4%
                    ---------------------------------------
                    Education and Civic Organizations 12.3%
                    ---------------------------------------
                    Tax Obligation/General            12.2%
                    ---------------------------------------
                    U.S. Guaranteed                    7.9%
                    ---------------------------------------
                    Long-Term Care                     6.5%
                    ---------------------------------------
                    Other                             12.1%
                    ---------------------------------------

1As a percentage of total holdings as of August 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/01/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (8/31/06)    $1,016.80 $1,013.70 $1,014.00 $1,018.60 $1,020.92 $1,017.14 $1,018.15 $1,021.93
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.32 $    8.12 $    7.11 $    3.31 $    4.33 $    8.13 $    7.12 $    3.31
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .85%, 1.60%, 1.40% and .65% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                           Semiannual Report  Page 8

  Fund Spotlight as of 8/31/06               Nuveen New York Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $10.82   $10.82   $10.83   $10.84
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0365  $0.0300  $0.0320  $0.0385
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0476  $0.0476  $0.0476  $0.0476
      --------------------------------------------------------------------
      Inception Date                    9/07/94  2/03/97  9/14/94 12/22/86
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 8/31/06
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           2.56% -1.71%
                 ---------------------------------------------
                 5-Year                           4.85%  3.94%
                 ---------------------------------------------
                 10-Year                          5.72%  5.27%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           1.82% -2.10%
                 ---------------------------------------------
                 5-Year                           4.05%  3.88%
                 ---------------------------------------------
                 10-Year                          5.09%  5.09%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.05%
                 ---------------------------------------------
                 5-Year                           4.28%
                 ---------------------------------------------
                 10-Year                          5.13%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.69%
                 ---------------------------------------------
                 5-Year                           5.05%
                 ---------------------------------------------
                 10-Year                          5.93%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.05%  3.88%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.38%  3.24%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.04%  4.84%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.33%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.64%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.94%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.55%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.84%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.24%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.26%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.58%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.34%
                 ---------------------------------------------

                            Average Annual Total Returns as of 9/30/06
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            4.06%       -0.33%
                            ------------------------------------------
                            5-Year            5.14%        4.24%
                            ------------------------------------------
                            10-Year           5.64%        5.18%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            3.21%       -0.76%
                            ------------------------------------------
                            5-Year            4.36%        4.19%
                            ------------------------------------------
                            10-Year           5.01%        5.01%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            3.44%
                            ------------------------------------------
                            5-Year            4.57%
                            ------------------------------------------
                            10-Year           5.05%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            4.18%
                            ------------------------------------------
                            5-Year            5.34%
                            ------------------------------------------
                            10-Year           5.84%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $378,400
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.38
           ---------------------------------------------------------
           Average Duration                                     5.51
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid September 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2006.
2Paid December 1, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33.0%.

                           Semiannual Report  Page 9

  Fund Spotlight as of 8/31/06               Nuveen New York Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

              [CHART]

AAA/U.S. Guaranteed   58.1%
AA                    22.5%
A                      5.8%
BBB                    8.4%
BB or Lower            2.2%
NR                     3.0%
%
Industries/1/

                    Tax Obligation/Limited            19.4%
                    ---------------------------------------
                    U.S. Guaranteed                   16.5%
                    ---------------------------------------
                    Health Care                       11.5%
                    ---------------------------------------
                    Education and Civic Organizations  9.6%
                    ---------------------------------------
                    Transportation                     9.6%
                    ---------------------------------------
                    Utilities                          9.4%
                    ---------------------------------------
                    Tax Obligation/General             6.5%
                    ---------------------------------------
                    Housing/Multifamily                5.3%
                    ---------------------------------------
                    Other                             12.2%
                    ---------------------------------------

1As a percentage of total holdings as of August 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/01/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (8/31/06)    $1,018.80 $1,015.10 $1,016.20 $1,019.90 $1,021.07 $1,017.29 $1,018.30 $1,022.08
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.17 $    7.97 $    6.96 $    3.16 $    4.18 $    7.98 $    6.97 $    3.16
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .82%, 1.57%, 1.37% and .62% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                          Semiannual Report  Page 10

  Fund Spotlight as of 8/31/06       Nuveen New York Insured Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $10.37   $10.39   $10.37   $10.40
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0335  $0.0270  $0.0285  $0.0350
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.2130  $0.2130  $0.2130  $0.2130
      --------------------------------------------------------------------
      Inception Date                    9/07/94  2/11/97  9/14/94 12/22/86
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                   Average Annual Total Returns as of 8/31/06
                   A Shares                        NAV  Offer
                   ------------------------------------------
                   1-Year                        1.91% -2.34%
                   ------------------------------------------
                   5-Year                        4.72%  3.82%
                   ------------------------------------------
                   10-Year                       5.27%  4.82%
                   ------------------------------------------
                   B Shares                        NAV  Offer
                   ------------------------------------------
                   1-Year                        1.12% -2.72%
                   ------------------------------------------
                   5-Year                        3.93%  3.76%
                   ------------------------------------------
                   10-Year                       4.64%  4.64%
                   ------------------------------------------
                   C Shares                        NAV
                   ------------------------------------------
                   1-Year                        1.32%
                   ------------------------------------------
                   5-Year                        4.13%
                   ------------------------------------------
                   10-Year                       4.67%
                   ------------------------------------------
                   R Shares                        NAV
                   ------------------------------------------
                   1-Year                        2.08%
                   ------------------------------------------
                   5-Year                        4.92%
                   ------------------------------------------
                   10-Year                       5.48%
                   ------------------------------------------
                   Tax-Free Yields
                   A Shares                        NAV  Offer
                   ------------------------------------------
                   Dividend Yield/3/             3.88%  3.72%
                   ------------------------------------------
                   SEC 30-Day Yield/4/           3.27%  3.14%
                   ------------------------------------------
                   Taxable-Equivalent Yield/4,5/ 4.88%  4.69%
                   ------------------------------------------
                   B Shares                        NAV
                   ------------------------------------------
                   Dividend Yield/3/             3.12%
                   ------------------------------------------
                   SEC 30-Day Yield              2.53%
                   ------------------------------------------
                   Taxable-Equivalent Yield/5/   3.78%
                   ------------------------------------------
                   C Shares                        NAV
                   ------------------------------------------
                   Dividend Yield/3/             3.30%
                   ------------------------------------------
                   SEC 30-Day Yield              2.73%
                   ------------------------------------------
                   Taxable-Equivalent Yield/5/   4.07%
                   ------------------------------------------
                   R Shares                        NAV
                   ------------------------------------------
                   Dividend Yield/3/             4.04%
                   ------------------------------------------
                   SEC 30-Day Yield              3.47%
                   ------------------------------------------
                   Taxable-Equivalent Yield/5/   5.18%
                   ------------------------------------------

                            Average Annual Total Returns as of 9/30/06
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            3.55%       -0.84%
                            ------------------------------------------
                            5-Year            4.96%        4.07%
                            ------------------------------------------
                            10-Year           5.20%        4.75%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            2.83%       -1.08%
                            ------------------------------------------
                            5-Year            4.19%        4.02%
                            ------------------------------------------
                            10-Year           4.57%        4.57%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            3.03%
                            ------------------------------------------
                            5-Year            4.41%
                            ------------------------------------------
                            10-Year           4.61%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            3.80%
                            ------------------------------------------
                            5-Year            5.18%
                            ------------------------------------------
                            10-Year           5.42%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $332,001
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.28
           ---------------------------------------------------------
           Average Duration                                     5.37
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid September 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2006.
2Paid December 1, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33.0%.

                          Semiannual Report  Page 11

  Fund Spotlight as of 8/31/06       Nuveen New York Insured Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

            [CHART]

Insured          91.6%
U.S.Guaranteed    8.4%

The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.
Industries/1/

                    Tax Obligation/Limited            24.9%
                    ---------------------------------------
                    Health Care                       14.7%
                    ---------------------------------------
                    Transportation                    14.1%
                    ---------------------------------------
                    Tax Obligation/General            12.8%
                    ---------------------------------------
                    U.S. Guaranteed                    8.4%
                    ---------------------------------------
                    Education and Civic Organizations  7.5%
                    ---------------------------------------
                    Utilities                          5.6%
                    ---------------------------------------
                    Other                             12.0%
                    ---------------------------------------

1As a percentage of total holdings as of August 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/01/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (8/31/06)    $1,015.90 $1,011.00 $1,011.90 $1,015.70 $1,020.92 $1,017.19 $1,018.20 $1,021.93
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.32 $    8.06 $    7.05 $    3.30 $    4.33 $    8.08 $    7.07 $    3.31
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .85%, 1.59%, 1.39% and .65% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                          Semiannual Report  Page 12

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.7%

 $     4,635 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB $     4,759,311
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 19.7%

       2,250 Connecticut Health and Education Facilities Authority,        7/16 at 100.00          AA       2,398,410
              University of Hartford Revenue Bonds, Series 2006G,
              5.250%, 7/01/36 - RAAI Insured

       1,540 Connecticut Health and Educational Facilities Authority,      7/13 at 100.00         AAA       1,607,329
              Revenue Bonds, Brunswick School, Series 2003B, 5.000%,
              7/01/33 - MBIA Insured

       1,490 Connecticut Health and Educational Facilities Authority,      7/08 at 101.00          AA       1,525,611
              Revenue Bonds, Canterbury School, Series 1998A, 5.000%,
              7/01/18 - RAAI Insured

         450 Connecticut Health and Educational Facilities Authority,      7/16 at 100.00          AA         464,980
              Revenue Bonds, Canterbury School, Series 2006B, 5.000%,
              7/01/36 - RAAI Insured

         750 Connecticut Health and Educational Facilities Authority,      7/10 at 101.00         AAA         807,608
              Revenue Bonds, Connecticut College, Series 2000D, 5.750%,
              7/01/30 - MBIA Insured

       1,000 Connecticut Health and Educational Facilities Authority,        No Opt. Call         AAA       1,085,200
              Revenue Bonds, Connecticut State University System, Series
              2003F, 5.000%, 11/01/13 - FSA Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Connecticut State University System, Series
             2005H:
       1,100  5.000%, 11/01/17 - FSA Insured                              11/15 at 100.00         AAA       1,194,919
       4,700  5.000%, 11/01/18 - FSA Insured                              11/15 at 100.00         AAA       5,090,100

         925 Connecticut Health and Educational Facilities Authority,      3/11 at 101.00         AAA         958,938
              Revenue Bonds, Greenwich Academy, Series 2001B, 5.000%,
              3/01/32 - FSA Insured

       2,000 Connecticut Health and Educational Facilities Authority,      7/09 at 101.00         Aaa       2,114,480
              Revenue Bonds, Horace Bushnell Memorial Hall, Series
              1999A, 5.625%, 7/01/29 - MBIA Insured

         650 Connecticut Health and Educational Facilities Authority,      1/15 at 100.00         Aaa         701,864
              Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16
              - MBIA Insured

         900 Connecticut Health and Educational Facilities Authority,      7/11 at 101.00          A2         953,325
              Revenue Bonds, Loomis Chaffee School, Series 2001E,
              5.250%, 7/01/21

       1,000 Connecticut Health and Educational Facilities Authority,        No Opt. Call         Aaa       1,117,370
              Revenue Bonds, Loomis Chaffee School, Series 2005F,
              5.250%, 7/01/18 - AMBAC Insured

       1,125 Connecticut Health and Educational Facilities Authority,      7/08 at 101.00          AA       1,146,589
              Revenue Bonds, Sacred Heart University, Series 1998E,
              5.000%, 7/01/28 - RAAI Insured

       1,000 Connecticut Health and Educational Facilities Authority,      7/07 at 102.00         AAA       1,032,630
              Revenue Bonds, Suffield Academy, Series 1997A, 5.400%,
              7/01/27 - MBIA Insured

       2,250 Connecticut Health and Educational Facilities Authority,      7/11 at 101.00         AAA       2,343,780
              Revenue Bonds, Trinity College, Series 2001G, 5.000%,
              7/01/31 - AMBAC Insured

         650 Connecticut Health and Educational Facilities Authority,      4/14 at 100.00         AAA         699,419
              Revenue Bonds, Trinity College, Series 2004H, 5.000%,
              7/01/17 - MBIA Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, University of Hartford, Series 2002E:
       1,000  5.500%, 7/01/22 - RAAI Insured                               7/12 at 101.00          AA       1,084,960
       6,000  5.250%, 7/01/32 - RAAI Insured                               7/12 at 101.00          AA       6,317,160

       4,500 Connecticut Health and Educational Facilities Authority,      7/09 at 100.00         AAA       4,642,605
              Revenue Bonds, Yale University, Series 2002W, 5.125%,
              7/01/27

         790 Connecticut Higher Education Supplemental Loan Authority,    11/11 at 100.00         Aaa         825,929
              Revenue Bonds, Family Education Loan Program, Series
              2001A, 5.250%, 11/15/18 - MBIA Insured (Alternative
              Minimum Tax)

       1,435 University of Connecticut, General Obligation Bonds, Series   1/14 at 100.00         AAA       1,546,098
              2004A, 5.000%, 1/15/16 - MBIA Insured

       2,670 University of Connecticut, General Obligation Bonds, Series   2/15 at 100.00         AAA       2,888,379
              2005A, 5.000%, 2/15/17 - FSA Insured

             University of Connecticut, General Obligation Bonds, Series
             2006A:
       6,200  5.000%, 2/15/19 - FGIC Insured                               2/16 at 100.00         AAA       6,706,354
       1,605  5.000%, 2/15/23 - FGIC Insured                               2/16 at 100.00         AAA       1,719,196

----
13

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations (continued)

 $     2,160 University of Connecticut, Student Fee Revenue Bonds,         5/12 at 100.00         AA- $     2,316,319
              Series 2002A, 5.250%, 5/15/18

       3,120 University of Connecticut, Student Fee Revenue Refunding     11/12 at 101.00         AAA       3,386,760
              Bonds, Series 2002A, 5.250%, 11/15/20 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
      53,260 Total Education and Civic Organizations                                                       56,676,312
---------------------------------------------------------------------------------------------------------------------
             Health Care - 6.0%

       2,000 Connecticut Health and Educational Facilities Authority,      1/07 at 100.00         AAA       2,005,180
              Revenue Bonds, Bridgeport Hospital Issue, Series 1992A,
              6.625%, 7/01/18 - MBIA Insured

       2,000 Connecticut Health and Educational Facilities Authority,      7/12 at 101.00          AA       2,139,200
              Revenue Bonds, Bristol Hospital, Series 2002B, 5.500%,
              7/01/32 - RAAI Insured

       1,500 Connecticut Health and Educational Facilities Authority,     11/09 at 101.00         AAA       1,600,230
              Revenue Bonds, Catholic Health East, Series 1999F, 5.750%,
              11/15/29 - MBIA Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Danbury Hospital, Series 1999G:
         500  5.700%, 7/01/22 - AMBAC Insured                              7/09 at 101.00         AAA         529,895
       1,000  5.625%, 7/01/25 - AMBAC Insured                              7/09 at 101.00         AAA       1,057,240

         695 Connecticut Health and Educational Facilities Authority,      7/10 at 101.00          AA         751,545
              Revenue Bonds, Eastern Connecticut Health Network, Series
              2000A, 6.000%, 7/01/25 - RAAI Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Hospital for Special Care, Series 1997B:
       1,000  5.375%, 7/01/17                                              7/07 at 102.00         BB+       1,014,200
       3,500  5.500%, 7/01/27                                              7/07 at 102.00         BB+       3,523,870

         800 Connecticut Health and Educational Facilities Authority,      1/07 at 100.00         AAA         815,440
              Revenue Bonds, New Britain General Hospital Issue, Series
              1994B, 6.000%, 7/01/24 - AMBAC Insured

       1,000 Connecticut Health and Educational Facilities Authority,      7/09 at 101.00         Aaa       1,038,150
              Revenue Bonds, Stamford Hospital, Series 1999G, 5.000%,
              7/01/18 - MBIA Insured

       2,725 Connecticut Health and Educational Facilities Authority,      7/09 at 101.00          AA       2,876,483
              Revenue Bonds, Waterbury Hospital, Series 1999C, 5.750%,
              7/01/20 - RAAI Insured
---------------------------------------------------------------------------------------------------------------------
      16,720 Total Health Care                                                                             17,351,433
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.0%

       1,890 Bridgeport Housing Authority, Connecticut, Multifamily       12/09 at 102.00         N/R       2,021,298
              Housing Revenue Bonds, Stratfield Apartments, Series 1999,
              7.250%, 12/01/24 (Alternative Minimum Tax)

       2,000 Connecticut Housing Finance Authority, Housing Mortgage      12/09 at 100.00         AAA       2,070,100
              Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41
              (Alternative Minimum Tax)

       3,000 Connecticut Housing Finance Authority, Multifamily Housing   11/15 at 100.00         AAA       3,021,780
              Mortgage Finance Program Bonds, Series 2006G-2, 4.800%,
              11/15/27 (WI/DD, Settling 10/04/06) (Alternative Minimum
              Tax)

       1,390 New Britain Senior Citizens Housing Development               1/07 at 100.00         AAA       1,426,293
              Corporation, Connecticut, FHA-Insured Section 8 Assisted
              Mortgage Revenue Refunding Bonds, Nathan Hale Apartments,
              Series 1992A, 6.875%, 7/01/24

          65 Stamford Housing Authority, Connecticut, Multifamily            No Opt. Call          A-          65,725
              Housing Revenue Bonds, Fairfield Apartments, Series 1998,
              4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       8,345 Total Housing/Multifamily                                                                      8,605,196
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.0%

       1,595 Connecticut Housing Finance Authority, Housing Mortgage      11/10 at 100.00         AAA       1,631,318
              Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
              (Alternative Minimum Tax)

             Connecticut Housing Finance Authority, Housing Mortgage
             Finance Program Bonds, Series 2006-A1:
       1,610  4.700%, 11/15/26 (Alternative Minimum Tax)                  11/15 at 100.00         AAA       1,616,714
       1,735  4.800%, 11/15/31 (Alternative Minimum Tax)                  11/15 at 100.00         AAA       1,743,987

       3,500 Connecticut Housing Finance Authority, Housing Mortgage       5/16 at 100.00         AAA       3,569,685
              Finance Program Bonds, Series 2006D, 4.650%, 11/15/27
---------------------------------------------------------------------------------------------------------------------
       8,440 Total Housing/Single Family                                                                    8,561,704
---------------------------------------------------------------------------------------------------------------------

----
14

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Industrials - 2.2%

 $     5,250 Connecticut Resource Recovery Authority, Revenue Bonds,      11/06 at 100.00         BB+ $     5,367,600
              American Ref-Fuel Company of Southeastern Connecticut LP,
              Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)

       1,000 Connecticut Resource Recovery Authority, Revenue Bonds,      12/11 at 102.00        Baa2       1,029,090
              American Ref-Fuel Company of Southeastern Connecticut LP,
              Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       6,250 Total Industrials                                                                              6,396,690
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 5.9%

             Connecticut Development Authority, First Mortgage Gross
             Revenue Refunding Healthcare Bonds, Church Homes Inc. -
             Congregational Avery Heights, Series 1997:
       1,700  5.700%, 4/01/12                                              4/07 at 102.00        BBB-       1,741,650
       2,560  5.800%, 4/01/21                                              4/07 at 102.00        BBB-       2,609,997

             Connecticut Development Authority, First Mortgage Gross
             Revenue Refunding Healthcare Bonds, Connecticut Baptist
             Homes Inc., Series 1999:
       1,000  5.500%, 9/01/15 - RAAI Insured                               9/09 at 102.00          AA       1,062,050
         500  5.625%, 9/01/22 - RAAI Insured                               9/09 at 102.00          AA         531,755

       1,875 Connecticut Development Authority, First Mortgage Gross      12/06 at 103.00        BBB+       1,920,244
              Revenue Refunding Healthcare Bonds, Elim Park Baptist Home
              Inc., Series 1998A, 5.375%, 12/01/18

       1,000 Connecticut Development Authority, First Mortgage Gross      12/09 at 102.00         N/R       1,088,100
              Revenue Refunding Healthcare Bonds, Mary Wade Home Inc.,
              Series 1999A, 6.375%, 12/01/18

             Connecticut Development Authority, Revenue Refunding Bonds,
             Duncaster Inc., Series 1999A:
       2,200  5.250%, 8/01/19 - RAAI Insured                               2/10 at 102.00          AA       2,304,456
       3,910  5.375%, 8/01/24 - RAAI Insured                               2/10 at 102.00          AA       4,109,371

       1,000 Connecticut Health and Educational Facilities Authority,      8/08 at 102.00         AAA       1,030,960
              FHA-Insured Mortgage Revenue Bonds, Hebrew Home and
              Hospital, Series 1999B, 5.200%, 8/01/38

         500 Connecticut Housing Finance Authority, Group Home Mortgage    6/10 at 102.00         AAA         529,185
              Finance Program Special Obligation Bonds, Series 2000GH-5,
              5.850%, 6/15/30 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
      16,245 Total Long-Term Care                                                                          16,927,768
---------------------------------------------------------------------------------------------------------------------
             Materials - 0.3%

       1,000 Sprague, Connecticut, Environmental Improvement Revenue      10/07 at 102.00         BBB       1,031,080
              Bonds, International Paper Company, Series 1997A, 5.700%,
              10/01/21 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 18.9%

       2,800 Bridgeport, Connecticut, General Obligation Bonds, Series     3/07 at 101.00         AAA       2,848,300
              1997A, 5.250%, 3/01/17 - AMBAC Insured

       1,500 Bridgeport, Connecticut, General Obligation Refunding         8/12 at 100.00         Aaa       1,622,760
              Bonds, Series 2002A, 5.375%, 8/15/19 - FGIC Insured

         325 Canterbury, Connecticut, General Obligation Bonds, Series       No Opt. Call          A3         353,782
              1989, 7.200%, 5/01/09

         395 Colchester, Connecticut, General Obligation Bonds, Series     6/11 at 102.00         Aaa         432,288
              2001, 5.500%, 6/15/14 - FGIC Insured

       1,000 Connecticut, General Obligation Bonds, Series 2001D,         11/11 at 100.00          AA       1,049,780
              5.000%, 11/15/20

       1,000 Connecticut, General Obligation Bonds, Series 2002D,         11/12 at 100.00          AA       1,084,840
              5.375%, 11/15/21

       3,330 Connecticut, General Obligation Bonds, Series 2004C,          4/14 at 100.00         AAA       3,526,870
              5.000%, 4/01/23 - FGIC Insured

       5,500 Connecticut, General Obligation Bonds, Series 2006A,         12/16 at 100.00          AA       5,757,290
              4.750%, 12/15/24

       2,200 Connecticut, General Obligation Bonds, Series 2006C,          6/16 at 100.00         AAA       2,360,424
              5.000%, 6/01/23 - FSA Insured

       5,000 Connecticut, General Obligation Residual Certificates,          No Opt. Call         Aa2       6,795,499
              Series 514, 8.851%, 12/15/13 (IF)

         545 East Lyme, Connecticut, General Obligation Bonds, Series      7/11 at 102.00         Aaa         584,883
              2001, 5.000%, 7/15/16 - FGIC Insured

             Hartford, Connecticut, General Obligation Bonds, Series
             2005A:
       1,195  5.000%, 8/01/20 - FSA Insured                                8/15 at 100.00         AAA       1,280,598
         595  5.000%, 8/01/21 - FSA Insured                                8/15 at 100.00         AAA         635,781
       1,210  4.375%, 8/01/24 - FSA Insured                                8/15 at 100.00         AAA       1,215,288

       1,265 New Haven, Connecticut, General Obligation Bonds, Series     11/10 at 101.00         AAA       1,329,692
              2001A, 5.000%, 11/01/20 - FGIC Insured

         100 New London, Connecticut, General Obligation Bonds, Series       No Opt. Call          A+         104,387
              1988, 7.300%, 12/01/07

----
15

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             North Haven, Connecticut, General Obligation Bonds, Series
             2006:
 $     1,200  5.000%, 7/15/20                                                No Opt. Call         Aa2 $     1,330,140
       1,455  5.000%, 7/15/21                                                No Opt. Call         Aa2       1,614,250
         485  5.000%, 7/15/24                                                No Opt. Call         Aa2         540,222

         975 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00           A       1,027,796
              2000A, 6.000%, 6/01/20 - ACA Insured

             Old Saybrook, Connecticut, General Obligation Bonds, Series
             1989:
         160  7.400%, 5/01/08                                                No Opt. Call         Aa3         169,523
         160  7.400%, 5/01/09                                                No Opt. Call         Aa3         175,309

             Old Saybrook, Connecticut, General Obligation Bonds, Series
             1991:
         275  6.500%, 2/15/10 - AMBAC Insured                                No Opt. Call         AAA         300,644
         270  6.500%, 2/15/11 - AMBAC Insured                                No Opt. Call         AAA         301,525

       3,700 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call         AAA       5,119,764
              2001, 8.428%, 7/01/19 - FSA Insured (IF)

         420 Regional School District 15, Connecticut, General             8/10 at 101.00         Aaa         439,438
              Obligation Bonds, Series 2002, 5.000%, 8/15/22 - FSA
              Insured

             Regional School District 16, Beacon Falls and Prospect,
             Connecticut, General Obligation Bonds, Series 2000:
         650  5.500%, 3/15/18 - FSA Insured                                3/10 at 101.00         Aaa         693,751
         650  5.625%, 3/15/19 - FSA Insured                                3/10 at 101.00         Aaa         696,423
         650  5.700%, 3/15/20 - FSA Insured                                3/10 at 101.00         Aaa         698,022

       1,460 Regional School District 8, Andover, Hebron and               5/11 at 101.00         Aaa       1,539,395
              Marlborough, Connecticut, General Obligation Bonds, Series
              2002, 5.000%, 5/01/21 - FSA Insured

       2,050 Stratford, Connecticut, General Obligation Bonds, Series      2/12 at 100.00         AAA       2,074,129
              2002, 4.000%, 2/15/16 - FSA Insured

             Suffield, Connecticut, General Obligation Bonds, Series
             2005:
         600  5.000%, 6/15/17                                                No Opt. Call          AA         660,192
         600  5.000%, 6/15/19                                                No Opt. Call          AA         663,696

             Watertown, Connecticut, General Obligation Bonds, Series
             2005:
       1,055  5.000%, 8/01/14 - MBIA Insured                                 No Opt. Call         Aaa       1,143,979
       1,060  5.000%, 8/01/15 - MBIA Insured                                 No Opt. Call         Aaa       1,155,580

       2,170 West Hartford, Connecticut, General Obligation Bonds,        10/15 at 100.00         AAA       2,371,875
              Series 2005B, 5.000%, 10/01/17

             Winchester, Connecticut, General Obligation Bonds, Series
             1990:
         140  6.750%, 4/15/07                                                No Opt. Call          A2         142,643
         140  6.750%, 4/15/08                                                No Opt. Call          A2         146,756
         140  6.750%, 4/15/09                                                No Opt. Call          A2         150,697
         140  6.750%, 4/15/10                                                No Opt. Call          A2         154,518
---------------------------------------------------------------------------------------------------------------------
      48,565 Total Tax Obligation/General                                                                  54,292,729
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 8.6%

         825 Connecticut Health and Educational Facilities Authority,      7/08 at 102.00         AAA         845,897
              Revenue Bonds, Child Care Facilities Program, Series
              1998A, 5.000%, 7/01/28 - AMBAC Insured

       2,895 Connecticut Health and Educational Facilities Authority,      7/08 at 105.00           A       3,138,064
              Revenue Bonds, New Opportunities for Waterbury Inc.,
              Series 1998A, 6.750%, 7/01/28

       4,365 Connecticut Health and Educational Facilities Authority,     11/06 at 102.00          AA       4,466,574
              Revenue Bonds, Nursing Home Program - 3030 Park Fairfield
              Health Center, Series 1996, 6.250%, 11/01/21

             Connecticut, Certificates of Participation, Juvenile
             Training School, Series 2001:
       1,275  5.000%, 12/15/20                                            12/11 at 101.00         AA-       1,337,603
       1,000  5.000%, 12/15/30                                            12/11 at 101.00         AA-       1,036,200

       1,150 Connecticut, Special Tax Obligation Transportation              No Opt. Call         AA-       1,267,553
              Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12

       4,000 Connecticut, Special Tax Obligation Transportation           12/12 at 100.00         AAA       4,240,600
              Infrastructure Purpose Bonds, Series 2002B,
              5.000%, 12/01/20 - AMBAC Insured

       1,000 Connecticut, Special Tax Obligation Transportation            1/14 at 100.00         AAA       1,056,130
              Infrastructure Purpose Bonds, Series 2003B,
              5.000%, 1/01/23 - FGIC Insured

----
16

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     4,650 Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%,   8/15 at 100.00         AAA     $     5,056,457
              8/01/16 - FSA Insured

       2,000 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00         BBB           2,189,320
              Taxes Loan Note, Series 1999A, 6.500%, 10/01/24
-------------------------------------------------------------------------------------------------------------------------
      23,160 Total Tax Obligation/Limited                                                                      24,634,398
-------------------------------------------------------------------------------------------------------------------------
             Transportation - 1.4%

       2,100 Connecticut, General Airport Revenue Bonds, Bradley           4/11 at 101.00         AAA           2,168,691
              International Airport, Series 2001A, 5.125%, 10/01/26 -
              FGIC Insured (Alternative Minimum Tax)

       1,360 New Haven, Connecticut, Revenue Refunding Bonds, Air Rights     No Opt. Call         AAA           1,512,225
              Parking Facility, Series 2002, 5.375%, 12/01/14 - AMBAC
              Insured

         250 Puerto Rico Ports Authority, Special Facilities Revenue      12/06 at 102.00        CCC+             250,072
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
       3,710 Total Transportation                                                                               3,930,988
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 13.6% (3)

       1,000 Bridgeport, Connecticut, General Obligation Bonds, Series     7/10 at 101.00         AAA           1,096,020
              2000A, 6.000%, 7/15/19 (Pre-refunded 7/15/10) - FGIC
              Insured

       1,440 Bridgeport, Connecticut, General Obligation Bonds, Series     9/13 at 100.00         AAA           1,577,837
              2003A, 5.250%, 9/15/22 (Pre-refunded 9/15/13) - FSA Insured

             Cheshire, Connecticut, General Obligation Bonds, Series
             1999:
         660  5.625%, 10/15/18 (Pre-refunded 10/15/09)                    10/09 at 101.00         Aa3 (3)         706,121
         660  5.625%, 10/15/19 (Pre-refunded 10/15/09)                    10/09 at 101.00         Aa3 (3)         706,121

       1,305 Connecticut Health and Educational Facilities Authority,      7/10 at 101.00          AA (3)       1,428,257
              Revenue Bonds, Eastern Connecticut Health Network, Series
              2000A, 6.000%, 7/01/25 (Pre-refunded 7/01/10) - RAAI
              Insured

       1,000 Connecticut Health and Educational Facilities Authority,      7/11 at 101.00          A2 (3)       1,093,130
              Revenue Bonds, Loomis Chaffee School, Series 2001D,
              5.500%, 7/01/23 (Pre-refunded 7/01/11)

       1,195 Connecticut Health and Educational Facilities Authority,     10/06 at 100.00         AAA           1,456,227
              Revenue Bonds, Lutheran General Healthcare System -
              Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19
              (ETM)

       2,500 Connecticut, General Obligation Bonds, Series 2002A,          4/12 at 100.00          AA (3)       2,721,950
              5.375%, 4/15/19 (Pre-refunded 4/15/12)

       2,000 Connecticut, General Obligation Bonds, Series 2002B,          6/12 at 100.00          AA (3)       2,195,220
              5.500%, 6/15/21 (Pre-refunded 6/15/12)

       1,500 Connecticut, Special Tax Obligation Transportation            7/12 at 100.00         AAA           1,637,655
              Infrastructure Purpose Bonds, Series 2002A,
              5.375%, 7/01/18 (Pre-refunded 7/01/12) - FSA Insured

         470 East Lyme, Connecticut, General Obligation Bonds, Series      7/11 at 102.00         Aaa             507,595
              2001, 5.000%, 7/15/16 (Pre-refunded 7/15/11) - FGIC Insured

       1,000 Hartford, Connecticut, Parking System Revenue Bonds, Series   7/10 at 100.00        Baa2 (3)       1,099,710
              2000A, 6.500%, 7/01/25 (Pre-refunded 7/01/10)

         365 New Haven, Connecticut, General Obligation Bonds, Series     11/11 at 100.00         AAA             387,473
              2001A, 5.000%, 11/01/20 (Pre-refunded 11/01/11) - FGIC
              Insured

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00         AAA           1,085,570
              Revenue Bonds, Series 2000B, 5.750%, 7/01/19 (Pre-refunded
              7/01/10) - MBIA Insured

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, Series 2000A:
       2,540  5.500%, 10/01/32                                            10/10 at 101.00         AAA           2,725,191
       4,500  5.500%, 10/01/40                                            10/10 at 101.00         AAA           4,820,850

       1,595 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00         AAA           1,670,204
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded 7/01/10)

       2,105 Stamford, Connecticut, General Obligation Bonds, Series       8/12 at 100.00         AAA           2,261,675
              2002, 5.000%, 8/15/15 (Pre-refunded 8/15/12)

         135 University of Connecticut, General Obligation Bonds, Series   3/10 at 101.00         AAA             144,983
              2000A, 5.550%, 3/01/18 (Pre-refunded 3/01/10) - FGIC
              Insured

             University of Connecticut, General Obligation Bonds, Series
             2002A:
       3,065  5.375%, 4/01/17 (Pre-refunded 4/01/12)                       4/12 at 100.00          AA (3)       3,335,425
       1,000  5.375%, 4/01/18 (Pre-refunded 4/01/12)                       4/12 at 100.00          AA (3)       1,088,230
       1,000  5.375%, 4/01/19 (Pre-refunded 4/01/12)                       4/12 at 100.00          AA (3)       1,088,230

----
17

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $       500 University of Connecticut, Special Obligation Student Fee    11/10 at 101.00         AAA     $       546,495
              Revenue Bonds, Series 2000A, 5.750%, 11/15/29
              (Pre-refunded 11/15/10) - FGIC Insured

             Waterbury, Connecticut, General Obligation Bonds, Series
             2002A:
       1,500  5.375%, 4/01/16 (Pre-refunded 4/01/12) - FSA Insured         4/12 at 100.00         AAA           1,632,345
       1,090  5.375%, 4/01/17 (Pre-refunded 4/01/12) - FSA Insured         4/12 at 100.00         AAA           1,186,171

         910 Waterbury, Connecticut, General Obligation Tax Revenue        2/09 at 101.00          AA (3)         969,851
              Intercept Bonds, Series 2000, 6.000%, 2/01/18
              (Pre-refunded 2/01/09) - RAAI Insured
-------------------------------------------------------------------------------------------------------------------------
      36,035 Total U.S. Guaranteed                                                                             39,168,536
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 6.4%

       3,800 Bristol Resource Recovery Facility Operating Committee,         No Opt. Call         AAA           4,062,010
              Connecticut, Solid Waste Revenue Bonds, Covanta Bristol
              Inc., Series 2005, 5.000%, 7/01/12 - AMBAC Insured

       2,025 Connecticut Development Authority, Pollution Control         10/08 at 102.00        Baa1           2,120,863
              Revenue Refunding Bonds, Connecticut Light and Power
              Company, Series 1993A, 5.850%, 9/01/28

             Eastern Connecticut Resource Recovery Authority, Solid
             Waste Revenue Bonds, Wheelabrator Lisbon Project, Series
             1993A:
       1,370  5.500%, 1/01/14 (Alternative Minimum Tax)                    1/07 at 100.00         BBB           1,376,165
       2,415  5.500%, 1/01/20 (Alternative Minimum Tax)                    1/07 at 100.00         BBB           2,416,280

             Guam Power Authority, Revenue Bonds, Series 1999A:
       1,000  5.125%, 10/01/29 - AMBAC Insured                            10/09 at 101.00         AAA           1,042,570
       2,280  5.125%, 10/01/29 - MBIA Insured                             10/09 at 101.00         AAA           2,377,060

       4,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call         AAA           5,002,040
              TICS, Series 2002-1, 6.752%, 7/01/20 - MBIA Insured (IF)
-------------------------------------------------------------------------------------------------------------------------
      16,890 Total Utilities                                                                                   18,396,988
-------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.8%

       1,750 Connecticut Development Authority, Water Facilities Revenue   4/07 at 102.00           A           1,802,833
              Bonds, Bridgeport Hydraulic Company, Series 1995, 6.150%,
              4/01/35 (Alternative Minimum Tax)

       1,550 Connecticut, State Revolving Fund General Revenue Bonds,     10/13 at 100.00         AAA           1,664,313
              Series 2003A, 5.000%, 10/01/16

             Greater New Haven Water Pollution Control Authority,
             Connecticut, Regional Wastewater System Revenue Bonds,
             Series 2005A:
       1,685  5.000%, 11/15/17 - MBIA Insured                             11/15 at 100.00         AAA           1,826,843
       1,440  5.000%, 11/15/30 - MBIA Insured                             11/15 at 100.00         AAA           1,525,421
       4,670  5.000%, 8/15/35 - MBIA Insured                              11/15 at 100.00         AAA           4,928,765

             South Central Connecticut Regional Water Authority, Water
             System Revenue Bonds, Eighteenth Series 2003A:
       3,000  5.000%, 8/01/20 - MBIA Insured                               8/13 at 100.00         AAA           3,183,900
       3,955  5.000%, 8/01/33 - MBIA Insured                               8/13 at 100.00         AAA           4,129,811

         550 Stamford, Connecticut, Water Pollution Control System and    11/13 at 100.00         AA+             574,469
              Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
-------------------------------------------------------------------------------------------------------------------------
      18,600 Total Water and Sewer                                                                             19,636,355
-------------------------------------------------------------------------------------------------------------------------
 $   261,855 Total Investments (cost $268,558,820) - 97.5%                                                    280,369,488
-------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.5%                                                               7,088,325
             -----------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                            $   287,457,813
             -----------------------------------------------------------------------------------------------------------

----
18

           Futures Contracts Outstanding at August 31, 2006:

                                                                                        Unrealized
                           Contract Number of   Contract   Original        Value at   Appreciation
Type                       Position Contracts Expiration      Value August 31, 2006 (Depreciation)
--------------------------------------------------------------------------------------------------
U.S. 30-Year Treasury Bond     Long        32      12/06 $3,532,346      $3,554,000        $21,654
--------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.
           (IF) Inverse floating rate investment.

                                See accompanying notes to financial statements.

----
19

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.2%

             Middlesex County Improvement Authority, New Jersey, Senior
             Revenue Bonds, Heldrich Center Hotel/Conference Center
             Project, Series 2005A:
 $       280  5.000%, 1/01/32                                             1/15 at 100.00        Baa3 $       278,586
         240  5.125%, 1/01/37                                             1/15 at 100.00        Baa3         241,195
--------------------------------------------------------------------------------------------------------------------
         520 Total Consumer Discretionary                                                                    519,781
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.0%

             Tobacco Settlement Financing Corporation, New Jersey,
             Tobacco Settlement Asset-Backed Bonds, Series 2002:
       4,490  5.750%, 6/01/32                                             6/12 at 100.00         BBB       4,717,868
       1,000  6.000%, 6/01/37                                             6/12 at 100.00         BBB       1,062,940

             Tobacco Settlement Financing Corporation, New Jersey,
             Tobacco Settlement Asset-Backed Bonds, Series 2003:
         710  6.125%, 6/01/24                                             6/13 at 100.00         BBB         760,041
         750  6.375%, 6/01/32                                             6/13 at 100.00         BBB         818,258
--------------------------------------------------------------------------------------------------------------------
       6,950 Total Consumer Staples                                                                        7,359,107
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 12.0%

       2,500 Bergen County Improvement Authority, New Jersey, Revenue     9/12 at 101.00         N/R       2,650,800
              Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
              6.000%, 9/15/27

       1,000 New Brunswick Housing Authority, New Jersey, Lease Revenue   1/09 at 101.00         AAA       1,025,180
              Refunding Bonds, Rutgers University, Series 1998, 4.750%,
              7/01/18 - FGIC Insured

         375 New Jersey Economic Development Authority, Revenue Bonds,    6/15 at 100.00         AAA         397,178
              The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 - AMBAC
              Insured

         755 New Jersey Economic Development Authority, Revenue Bonds,      No Opt. Call         N/R         896,019
              Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18

       2,500 New Jersey Educational Facilities Authority, Revenue Bonds,  7/13 at 100.00           A       2,569,850
              Fairleigh Dickinson University, Series 2002D, 5.250%,
              7/01/32 - ACA Insured

         420 New Jersey Educational Facilities Authority, Revenue Bonds,  7/16 at 100.00         AAA         443,176
              Kean University, Series 2005B, 5.000%, 7/01/30 - MBIA
              Insured

         560 New Jersey Educational Facilities Authority, Revenue Bonds,  7/14 at 100.00         AAA         603,540
              Montclair State University, Series 2004L, 5.125%, 7/01/21
              - MBIA Insured

             New Jersey Educational Facilities Authority, Revenue Bonds,
             Montclair State University, Series 2005F:
       1,400  5.000%, 7/01/16 - FGIC Insured                              7/15 at 100.00         AAA       1,519,518
       1,825  5.000%, 7/01/24 - FGIC Insured                              7/15 at 100.00         AAA       1,937,949
         625  5.000%, 7/01/32 - FGIC Insured                              7/15 at 100.00         AAA         658,013

       1,035 New Jersey Educational Facilities Authority, Revenue Bonds,  7/16 at 100.00         Aaa       1,092,960
              Montclair State University, Series 2006, 5.000%, 7/01/36 -
              AMBAC Insured

             New Jersey Educational Facilities Authority, Revenue Bonds,
             New Jersey Institute of Technology, Series 2004B:
         930  5.000%, 7/01/18 - AMBAC Insured                             1/14 at 100.00         AAA         992,208
         425  5.000%, 7/01/19 - AMBAC Insured                             1/14 at 100.00         AAA         453,148
       1,030  4.750%, 7/01/20 - AMBAC Insured                             1/14 at 100.00         AAA       1,073,641
         815  4.250%, 7/01/24 - AMBAC Insured                             1/14 at 100.00         AAA         807,412

       1,025 New Jersey Educational Facilities Authority, Revenue Bonds,  7/11 at 100.00         AAA       1,071,883
              Ramapo College, Series 2001D, 5.000%, 7/01/25 - AMBAC
              Insured

         290 New Jersey Educational Facilities Authority, Revenue Bonds,  7/14 at 100.00          AA         314,827
              Rider University, Series 2004A, 5.500%, 7/01/23 - RAAI
              Insured

         500 New Jersey Educational Facilities Authority, Revenue Bonds,  7/13 at 100.00         AAA         536,560
              Rowan University, Series 2003I, 5.125%, 7/01/21 - FGIC
              Insured

         230 New Jersey Educational Facilities Authority, Revenue Bonds,  1/07 at 100.00          A-         230,476
              Trenton State College Issue, Series 1976D, 6.750%, 7/01/08

       1,000 New Jersey Educational Facilities Authority, Revenue Bonds,  7/14 at 100.00         AAA       1,077,750
              William Paterson University, Series 2004A, 5.125%, 7/01/21
              - FGIC Insured

----
20

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations (continued)

 $       410 New Jersey Educational Facilities Authority, Revenue          1/07 at 100.00        Baa1 $       410,439
              Refunding Bonds, Monmouth College, Series 1993A, 5.625%,
              7/01/13

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00        BBB-       1,567,740
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.500%, 12/01/31
---------------------------------------------------------------------------------------------------------------------
      21,150 Total Education and Civic Organizations                                                       22,330,267
---------------------------------------------------------------------------------------------------------------------
             Financials - 0.5%

       1,000 New Jersey Economic Development Authority, Revenue              No Opt. Call        Baa3       1,097,140
              Refunding Bonds, Kapkowski Road Landfill Project, Series
              2002, 5.750%, 10/01/21
---------------------------------------------------------------------------------------------------------------------
             Health Care - 12.1%

         350 Camden County Improvement Authority, New Jersey, Revenue      8/14 at 100.00         BBB         374,724
              Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

       4,375 New Jersey Health Care Facilities Financing Authority,        8/11 at 100.00         AAA       4,538,888
              FHA-Insured Mortgage Revenue Bonds, Jersey City Medical
              Center, Series 2001, 5.000%, 8/01/31 - AMBAC Insured

         140 New Jersey Health Care Facilities Financing Authority,        7/15 at 100.00        Baa3         147,029
              Revenue Bonds, Children's Specialized Hospital, Series
              2005A, 5.500%, 7/01/36

         210 New Jersey Health Care Facilities Financing Authority,        7/16 at 100.00          A-         215,783
              Revenue Bonds, Hunterdon Medical Center, Series 2006,
              5.125%, 7/01/35

             New Jersey Health Care Facilities Financing Authority,
             Revenue Bonds, Kennedy Health System Obligated Group,
             Series 2001:
         600  5.500%, 7/01/21                                              7/11 at 100.00          A2         634,434
         265  5.625%, 7/01/31                                              7/11 at 100.00          A2         280,455

         305 New Jersey Health Care Facilities Financing Authority,        7/12 at 101.00        BBB-         337,611
              Revenue Bonds, Palisades Medical Center of New York
              Presbyterian Healthcare System, Series 2002, 6.625%,
              7/01/31

       2,000 New Jersey Health Care Facilities Financing Authority,        7/10 at 100.00          A2       2,123,480
              Revenue Bonds, Robert Wood Johnson University Hospital,
              Series 2000, 5.750%, 7/01/31

         900 New Jersey Health Care Facilities Financing Authority,        7/15 at 100.00          AA         930,789
              Revenue Bonds, RWJ Health Care Corporation, Series 2005B,
              5.000%, 7/01/35 - RAAI Insured

             New Jersey Health Care Facilities Financing Authority,
             Revenue Bonds, Somerset Medical Center, Series 2003:
         125  5.500%, 7/01/23                                              7/13 at 100.00        Baa3         130,075
       1,125  5.500%, 7/01/33                                              7/13 at 100.00        Baa3       1,162,721

       1,250 New Jersey Health Care Facilities Financing Authority,        7/12 at 100.00        Baa1       1,342,538
              Revenue Bonds, South Jersey Hospital System, Series 2002,
              5.875%, 7/01/21

         845 New Jersey Health Care Facilities Financing Authority,        7/14 at 100.00          AA         902,198
              Revenue Bonds, St. Clare's Hospital, Series 2004A, 5.250%,
              7/01/20 - RAAI Insured

       1,500 New Jersey Health Care Facilities Financing Authority,        7/10 at 100.00        BBB+       1,654,275
              Revenue Bonds, St. Peter's University Hospital, Series
              2000A, 6.875%, 7/01/30

         510 New Jersey Health Care Facilities Financing Authority,        7/10 at 101.00        BBB-         564,631
              Revenue Bonds, Trinitas Hospital Obligated Group, Series
              2000, 7.500%, 7/01/30

       1,500 New Jersey Health Care Facilities Financing Authority,        1/09 at 101.00         AAA       1,568,130
              Revenue Bonds, Virtua Health System, Series 1998, 5.250%,
              7/01/10 - FSA Insured

       1,000 New Jersey Health Care Facilities Financing Authority,        7/07 at 102.00         AAA       1,025,670
              Revenue Refunding Bonds, AHS Hospital Corporation, Series
              1997A, 5.000%, 7/01/27 - AMBAC Insured

       1,710 New Jersey Health Care Facilities Financing Authority,        1/12 at 100.00          AA       1,761,881
              Revenue Refunding Bonds, Bayshore Community Hospital,
              Series 2002, 5.000%, 7/01/22 - RAAI Insured

       1,200 New Jersey Health Care Facilities Financing Authority,        7/07 at 102.00         AAA       1,238,292
              Revenue Refunding Bonds, Holy Name Hospital, Series 1997,
              5.250%, 7/01/20 - AMBAC Insured

         500 New Jersey Health Care Facilities Financing Authority,        7/07 at 102.00        BBB-         516,065
              Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
              Group, Series 1997, 6.000%, 7/01/27

----
21

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

 $     1,000 Puerto Rico Industrial, Tourist, Educational, Medical and     1/07 at 100.00         AAA $     1,008,840
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/16 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      21,410 Total Health Care                                                                             22,458,509
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.3%

       1,000 Essex County Improvement Authority, New Jersey, FNMA         11/12 at 100.00         Aaa       1,007,650
              Enhanced Multifamily Housing Revenue Bonds, Ballantyne
              House Project, Series 2002, 4.750%, 11/01/22 (Alternative
              Minimum Tax)

       1,500 New Jersey Housing and Mortgage Finance Agency, Multifamily   3/10 at 100.00         AAA       1,564,440
              Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31 -
              FSA Insured (Alternative Minimum Tax)

         630 New Jersey Housing and Mortgage Finance Agency, Multifamily   8/10 at 100.00         AAA         657,619
              Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 -
              FSA Insured

         970 Newark Housing Authority, New Jersey, GNMA Collateralized    10/09 at 102.00         Aaa       1,026,182
              Housing Revenue Bonds, Fairview Apartments Project, Series
              2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       4,100 Total Housing/Multifamily                                                                      4,255,891
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.7%

       4,000 New Jersey Housing and Mortgage Finance Agency, Home Buyer   10/07 at 101.50         AAA       4,102,800
              Program Revenue Bonds, Series 1997U, 5.700%, 10/01/14 -
              MBIA Insured (Alternative Minimum Tax)

         670 New Jersey Housing and Mortgage Finance Agency, Home Buyer   10/10 at 100.00         AAA         671,548
              Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31 -
              MBIA Insured (Alternative Minimum Tax)

         205 Virgin Islands Housing Finance Corporation, GNMA              9/06 at 101.00         AAA         206,070
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       4,875 Total Housing/Single Family                                                                    4,980,418
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 6.3%

       1,300 New Jersey Economic Development Authority, First Mortgage     7/08 at 102.00           A       1,348,841
              Fixed Rate Revenue Bonds, Cadbury Corporation, Series
              1998A, 5.500%, 7/01/18 - ACA Insured

         375 New Jersey Economic Development Authority, First Mortgage    11/14 at 100.00         N/R         404,190
              Revenue Bonds, Winchester Gardens at Wards Homestead,
              Series 2004A, 5.750%, 11/01/24

       5,100 New Jersey Economic Development Authority, Revenue Bonds,    12/09 at 101.00         Aa3       5,420,837
              Jewish Community Housing Corporation of Metropolitan New
              Jersey, Series 1999, 5.900%, 12/01/31

         600 New Jersey Economic Development Authority, Revenue Bonds,     6/11 at 102.00          A-         654,336
              Masonic Charity Foundation of New Jersey, Series 2001,
              5.875%, 6/01/18

       1,500 New Jersey Economic Development Authority, Revenue Bonds,     1/08 at 102.00         BB+       1,453,230
              United Methodist Homes of New Jersey Obligated Group,
              Series 1998, 5.125%, 7/01/25

             New Jersey Health Care Facilities Financing Authority,
             Revenue Bonds, House of the Good Shepherd Obligated Group,
             Series 2001:
       1,000  5.100%, 7/01/21 - RAAI Insured                               7/11 at 100.00          AA       1,034,210
       1,350  5.200%, 7/01/31 - RAAI Insured                               7/11 at 100.00          AA       1,395,941
---------------------------------------------------------------------------------------------------------------------
      11,225 Total Long-Term Care                                                                          11,711,585
---------------------------------------------------------------------------------------------------------------------
             Materials - 0.1%

         250 Union County Pollution Control Financing Authority, New         No Opt. Call        Baa1         259,915
              Jersey, Revenue Refunding Bonds, American Cyanamid
              Company, Series 1994, 5.800%, 9/01/09
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 10.5%

       1,445 Clifton, New Jersey, General Obligation Bonds, Series 2002,   1/11 at 100.00         AAA       1,509,678
              5.000%, 1/15/19 - FGIC Insured

         500 Hillsborough Township School District, Somerset County, New     No Opt. Call          AA         550,160
              Jersey, General Obligation School Bonds, Series 1992,
              5.875%, 8/01/11

       1,500 Jersey City, New Jersey, General Obligation Bonds, Series     9/16 at 100.00         AAA       1,605,390
              2006A, 5.000%, 9/01/22 - AMBAC Insured

       3,500 Middletown Township Board of Education, Monmouth County,      8/10 at 100.00         AAA       3,633,070
              New Jersey, Refunding School Bonds, Series 2001, 5.000%,
              8/01/22 - FSA Insured

         480 New Jersey, General Obligation Bonds, Series 2005L, 5.250%,     No Opt. Call         AAA         534,696
              7/15/16 - AMBAC Insured

----
22

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $       165 Parsippany-Troy Hills Township, New Jersey, General             No Opt. Call          AA $       161,629
              Obligation Bonds, Series 1992, 0.000%, 4/01/07

         250 Union City, Hudson County, New Jersey, General Obligation       No Opt. Call         AAA         277,300
              Bonds, Series 1992, 6.375%, 11/01/10 - FSA Insured

       5,000 Union County Utilities Authority, New Jersey, Solid Waste     6/08 at 102.00         AA+       5,095,450
              System County Deficiency Revenue Bonds, Series 1998A,
              5.000%, 6/15/28 (Alternative Minimum Tax)

       1,000 Washington Township Board of Education, Gloucester County,    2/13 at 100.00         Aaa       1,068,610
              New Jersey, General Obligation Bonds, Series 2004, 5.000%,
              2/01/15 - MBIA Insured

             Washington Township Board of Education, Mercer County, New
             Jersey, General Obligation Bonds, Series 2005:
       2,550  5.000%, 1/01/16 - FSA Insured                                  No Opt. Call         Aaa       2,781,107
       2,110  5.000%, 1/01/21 - FSA Insured                                1/16 at 100.00         Aaa       2,261,857
---------------------------------------------------------------------------------------------------------------------
      18,500 Total Tax Obligation/General                                                                  19,478,947
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 22.9%

         650 Bergen County Improvement Authority, New Jersey, Guaranteed     No Opt. Call         Aaa         725,511
              Lease Revenue Bonds, County Administration Complex
              Project, Series 2005, 5.000%, 11/15/26

       1,005 Burlington County Bridge Commission, New Jersey,              8/13 at 100.00          AA       1,073,652
              Governmental Leasing Program Revenue Bonds, County
              Guaranteed, Series 2003, 5.000%, 8/15/15

             Burlington County Bridge Commission, New Jersey, Guaranteed
             Pooled Loan Bonds, Series 2003:
       1,000  5.000%, 12/01/20 - MBIA Insured                             12/13 at 100.00         AAA       1,065,640
         695  5.000%, 12/01/21 - MBIA Insured                             12/13 at 100.00         AAA         739,675

       1,550 Essex County Improvement Authority, New Jersey, General      10/13 at 100.00         Aaa       1,618,959
              Obligation Lease Revenue Bonds, Correctional Facilities
              Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

         400 Essex County Improvement Authority, New Jersey, Guaranteed   12/06 at 100.00          A3         400,696
              Pooled Revenue Bonds, Series 1992A, 6.500%, 12/01/12

       3,000 Essex County Improvement Authority, New Jersey, Lease           No Opt. Call         Aaa       3,219,660
              Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

         900 Garden State Preservation Trust, New Jersey, Open Space and     No Opt. Call         AAA       1,004,562
              Farmland Preservation Bonds, Series 2005C, 5.125%,
              11/01/18 - FSA Insured

       1,000 Gloucester County Improvement Authority, New Jersey, Lease    9/15 at 100.00         AAA       1,060,600
              Revenue Bonds, Series 2005A, 5.000%, 9/01/23 - MBIA Insured

             Hudson County Improvement Authority, New Jersey, County
             Secured Lease Revenue Bonds, County Services Building
             Project, Series 2005:
         395  5.000%, 4/01/25 - AMBAC Insured                              4/15 at 100.00         AAA         416,832
         920  5.000%, 4/01/35 - AMBAC Insured                              4/15 at 100.00         AAA         962,752

         405 Little Ferry Board of Education, Bergen County, New Jersey,     No Opt. Call         N/R         409,443
              Certificates of Participation, Series 1994, 6.300%, 1/15/08

       3,025 Middlesex County Improvement Authority, New Jersey, County    9/09 at 100.00         AAA       3,154,833
              Guaranteed Open Space Trust Fund Revenue Bonds, Series
              1999, 5.250%, 9/15/15

       3,000 Middlesex County, New Jersey, Certificates of                 8/11 at 100.00         AAA       3,131,250
              Participation, Series 2001, 5.000%, 8/01/22 - MBIA Insured

       1,560 New Jersey Economic Development Authority, Cigarette Tax      6/14 at 100.00         BBB       1,662,118
              Revenue Bonds, Series 2004, 5.750%, 6/15/34

       1,000 New Jersey Economic Development Authority, Lease Revenue      3/15 at 100.00         AAA       1,052,670
              Bonds, Liberty State Park Project, Series 2005C, 5.000%,
              3/01/27 - FSA Insured

       2,600 New Jersey Economic Development Authority, Revenue Bonds,     7/14 at 100.00         AAA       2,846,766
              Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
              MBIA Insured

       1,000 New Jersey Educational Facilities Authority, Revenue Bonds,   9/12 at 100.00         AAA       1,075,760
              Higher Education Capital Improvement Bonds, Fund Issue,
              Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

         700 New Jersey Educational Facilities Authority, Revenue Bonds,     No Opt. Call         AAA         762,300
              Higher Education Capital Improvement Fund, Series 2005A,
              5.000%, 9/01/15 - FSA Insured

----
23

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             New Jersey Health Care Facilities Financing Authority,
             Lease Revenue Bonds, Department of Human Services -
             Greystone Park Psychiatric Hospital, Series 2005:
 $     1,050  5.000%, 9/15/18 - AMBAC Insured                              9/15 at 100.00         AAA $     1,130,462
       1,325  5.000%, 9/15/28 - AMBAC Insured                              9/15 at 100.00         AAA       1,396,378

       1,295 New Jersey Transit Corporation, Lease Appropriation Bonds,    9/15 at 100.00         AAA       1,386,103
              Series 2005A, 5.000%, 9/15/18 - FGIC Insured

             New Jersey Transportation Trust Fund Authority, Federal
             Highway Aid Grant Anticipation Bonds, Series 2006:
         560  5.000%, 6/15/17 - FGIC Insured                               6/16 at 100.00         AAA         608,552
       1,000  5.000%, 6/15/18 - FGIC Insured                               6/16 at 100.00         AAA       1,082,810

       1,500 New Jersey Transportation Trust Fund Authority,                 No Opt. Call         AAA       1,702,530
              Transportation System Bonds, Series 2004B,
              5.500%, 12/15/16 - MBIA Insured

       1,390 New Jersey Transportation Trust Fund Authority,               6/15 at 100.00         AAA       1,488,871
              Transportation System Bonds, Series 2005D, 5.000%, 6/15/19
              - FSA Insured

       1,900 New Jersey Transportation Trust Fund Authority,                 No Opt. Call         AA-       2,183,062
              Transportation System Bonds, Series 2006A, 5.500%, 12/15/22

         170 Puerto Rico Aqueduct and Sewerage Authority, Revenue          1/07 at 101.50         BBB         172,659
              Refunding Bonds, Series 1995, 5.000%, 7/01/15

         485 Puerto Rico Convention Center District Authority, Hotel       7/16 at 100.00         AAA         490,548
              Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36
              - CIFG Insured

       4,000 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call         AAA       4,435,520
              Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC
              Insured
---------------------------------------------------------------------------------------------------------------------
      39,480 Total Tax Obligation/Limited                                                                  42,461,174
---------------------------------------------------------------------------------------------------------------------
             Transportation - 12.9%

             Delaware River and Bay Authority, Delaware and New Jersey,
             Revenue Bonds, Series 2005:
       1,335  5.000%, 1/01/26 - MBIA Insured                               1/15 at 100.00         AAA       1,409,840
         500  5.000%, 1/01/27 - MBIA Insured                               1/15 at 100.00         AAA         526,955
         500  5.000%, 1/01/28 - MBIA Insured                               1/15 at 100.00         AAA         526,235

       3,500 Delaware River Port Authority, New Jersey and Pennsylvania,   1/10 at 100.00         AAA       3,714,970
              Revenue Bonds, Series 1999, 5.750%, 1/01/22 - FSA Insured

       3,400 New Jersey Turnpike Authority, Revenue Bonds, Residual        7/13 at 100.00         Aaa       4,046,442
              Interest, Series 835, Series 2003A, 7.282%, 1/01/19 - FGIC
              Insured (IF)

             New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          40  6.500%, 1/01/16                                                No Opt. Call           A          46,410
         485  6.500%, 1/01/16 - MBIA Insured                                 No Opt. Call         AAA         565,471

       1,330 New Jersey Turnpike Authority, Revenue Bonds, Series 2005C,   1/15 at 100.00         AAA       1,395,024
              5.000%, 1/01/35 - FSA Insured

         375 Newark Housing Authority, New Jersey, Port Authority          1/14 at 100.00         AAA         402,915
              Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 -
              MBIA Insured

       2,500 Port Authority of New York and New Jersey, Consolidated       6/15 at 101.00         AAA       2,646,375
              Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%,
              12/01/28 - XLCA Insured

             Port Authority of New York and New Jersey, Special Project
             Bonds, JFK International Air Terminal LLC, Sixth Series
             1997:
       2,125  6.250%, 12/01/08 - MBIA Insured (Alternative Minimum Tax)      No Opt. Call         AAA       2,237,285
       1,000  7.000%, 12/01/12 - MBIA Insured (Alternative Minimum Tax)      No Opt. Call         AAA       1,164,850
       2,000  5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)   12/07 at 102.00         AAA       2,086,580
       3,125  5.750%, 12/01/25 - MBIA Insured (Alternative Minimum Tax)   12/07 at 100.00         AAA       3,200,625
---------------------------------------------------------------------------------------------------------------------
      22,215 Total Transportation                                                                          23,969,977
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 7.7% (3)

             Garden State Preservation Trust, New Jersey, Open Space and
             Farmland Preservation Bonds, Series 2003A:
         750  5.250%, 11/01/19 (Pre-refunded 11/01/13) - FSA Insured      11/13 at 100.00         AAA         822,157
       1,225  5.000%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured      11/13 at 100.00         AAA       1,323,747
       1,625  5.000%, 11/01/21 (Pre-refunded 11/01/13) - FSA Insured      11/13 at 100.00         AAA       1,755,991

----
24

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $     1,000 New Jersey Economic Development Authority, School             6/13 at 100.00         AAA $     1,092,680
              Facilities Construction Bonds, Series 2003F, 5.250%,
              6/15/21 (Pre-refunded 6/15/13) - FGIC Insured

         475 New Jersey Health Care Facilities Financing Authority,          No Opt. Call         Aaa         509,233
              Revenue Bonds, Hackensack Hospital, Series 1979A, 8.750%,
              7/01/09 (ETM)

             New Jersey Transportation Trust Fund Authority,
             Transportation System Bonds, Series 2003C:
       1,000  5.500%, 6/15/17 (Pre-refunded 6/15/13)                       6/13 at 100.00         AAA       1,107,570
       1,000  5.500%, 6/15/18 (Pre-refunded 6/15/13)                       6/13 at 100.00         AAA       1,107,570

       1,110 New Jersey Transportation Trust Fund Authority,               6/15 at 100.00         Aaa       1,207,380
              Transportation System Bonds, Series 2005D, 5.000%, 6/15/19
              (Pre-refunded 6/15/15) - FSA Insured

             New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          10  6.500%, 1/01/16 (ETM)                                          No Opt. Call         AAA          11,695
         165  6.500%, 1/01/16 - MBIA Insured (ETM)                           No Opt. Call         AAA         192,971
         600  6.500%, 1/01/16 (ETM)                                          No Opt. Call         AAA         701,712
         165  6.500%, 1/01/16 - AMBAC Insured (ETM)                          No Opt. Call         AAA         192,971
         115  6.500%, 1/01/16 - MBIA Insured (ETM)                           No Opt. Call         AAA         134,495
          10  6.500%, 1/01/16 - AMBAC/MBIA Insured (ETM)                     No Opt. Call         AAA          11,695

       3,900 Puerto Rico Infrastructure Financing Authority, Special      10/10 at 101.00         AAA       4,176,783
              Obligation Bonds, Series 2000A, 5.375%, 10/01/24
---------------------------------------------------------------------------------------------------------------------
      13,150 Total U.S. Guaranteed                                                                         14,348,650
---------------------------------------------------------------------------------------------------------------------
             Utilities - 0.9%

         220 Camden County Pollution Control Financing Authority, New     12/06 at 100.00        Baa3         223,102
              Jersey, Solid Waste Disposal and Resource Recovery System
              Revenue Bonds, Series 1991D, 7.250%, 12/01/10

       1,250 New Jersey Economic Development Authority, Pollution            No Opt. Call        Baa1       1,287,213
              Control Revenue Refunding Bonds, Public Service Electric
              and Gas Company, Series 2001A, 5.000%, 3/01/12

         100 Port Authority of New York and New Jersey, Special Project      No Opt. Call         N/R         101,552
              Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       1,570 Total Utilities                                                                                1,611,867
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.1%

       1,380 Bayonne Municipal Utilities Authority, New Jersey, Water      4/13 at 100.00         Aaa       1,459,378
              System Revenue Refunding Bonds, Series 2003A, 5.000%,
              4/01/18 - XLCA Insured

         500 North Hudson Sewerage Authority, New Jersey, Sewerage         8/12 at 100.00         Aaa         537,390
              Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 -
              FGIC Insured
---------------------------------------------------------------------------------------------------------------------
       1,880 Total Water and Sewer                                                                          1,996,768
---------------------------------------------------------------------------------------------------------------------
 $   168,275 Total Long-Term Investments (cost $172,251,743) - 96.2%                                      178,839,996
---------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.5%

 $     2,700 Puerto Rico Government Development Bank, Adjustable                                  A-1       2,700,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.290%, 12/01/15 - MBIA Insured (4)
---------------------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $2,700,000)                                                 2,700,000
             -------------------------------------------------------------------------------------------------------
             Total Investments (cost $174,951,743) - 97.7%                                                181,539,996
             -------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.3%                                                           4,198,203
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   185,738,199
             -------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
           (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
           N/R Not rated.
         (ETM) Escrowed to maturity.
          (IF) Inverse floating rate investment.

                                See accompanying notes to financial statements.

----
25

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               Consumer Discretionary - 0.2%

 $       665   New York City Industrial Development Agency, New York,        9/15 at 100.00        BBB- $       675,115
                Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                5.000%, 9/01/35
-----------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 1.9%

          55   New York Counties Tobacco Trust I, Tobacco Settlement         6/10 at 101.00         BBB          56,335
                Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23

       1,015   New York Counties Tobacco Trust II, Tobacco Settlement        6/11 at 101.00         BBB       1,034,062
                Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

       1,345   Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB       1,381,073
                Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

         565   Rensselaer Tobacco Asset Securitization Corporation, New      6/12 at 100.00         BBB         574,210
                York, Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                5.200%, 6/01/25

               TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
               2006:
       2,720    4.750%, 6/01/22                                              6/16 at 100.00         BBB       2,765,914
       1,225    5.000%, 6/01/26                                              6/16 at 100.00         BBB       1,243,804
-----------------------------------------------------------------------------------------------------------------------
       6,925   Total Consumer Staples                                                                         7,055,398
-----------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 9.5%

       2,000   Albany Industrial Development Agency, New York, Revenue      10/10 at 100.00          AA       2,134,080
                Bonds, Albany Law School, Series 2000A, 5.750%, 10/01/30 -
                RAAI Insured

         215   Cattaraugus County Industrial Development Agency, New York,   5/16 at 100.00        BBB-         218,365
                Revenue Bonds, St. Bonaventure University, Series 2006,
                5.000%, 5/01/23

         685   Dormitory Authority of the State of New York, Insured         7/11 at 102.00          AA         729,039
                Revenue Bonds, D'Youville College, Series 2001, 5.250%,
                7/01/20 - RAAI Insured

       1,850   Dormitory Authority of the State of New York, Insured         7/08 at 101.00         AAA       1,908,960
                Revenue Bonds, New York Medical College, Series 1998,
                5.000%, 7/01/21 - MBIA Insured

               Dormitory Authority of the State of New York, Lease Revenue
               Bonds, State University Dormitory Facilities, Series 2003B:
       1,250    5.250%, 7/01/31 (Mandatory put 7/01/13) - FGIC Insured         No Opt. Call         AAA       1,354,588
       2,000    5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured         No Opt. Call         AAA       2,167,340

       1,000   Dormitory Authority of the State of New York, Revenue           No Opt. Call         AAA       1,147,890
                Bonds, City University of New York, Series 2005A, 5.500%,
                7/01/18 - FGIC Insured

       2,700   Dormitory Authority of the State of New York, Revenue         7/09 at 101.00          AA       2,887,407
                Bonds, Marymount Manhattan College, Series 1999, 6.250%,
                7/01/29 - RAAI Insured

       1,250   Dormitory Authority of the State of New York, Revenue         7/09 at 102.00          AA       1,343,850
                Bonds, Pratt Institute, Series 1999, 6.000%, 7/01/24 -
                RAAI Insured

       1,335   Dormitory Authority of the State of New York, Revenue         5/10 at 101.00         AAA       1,963,745
                Bonds, State University Educational Facilities, 1999
                Resolution, Series A-D, RITES, Series PA-781R, 9.574%,
                5/15/16 - FSA Insured (IF)

       1,000   Dormitory Authority of the State of New York, Revenue         5/14 at 100.00         AA-       1,089,930
                Bonds, State University Educational Facilities, Series
                1993B, 5.250%, 5/15/19

         710   Dormitory Authority of the State of New York, Second            No Opt. Call          A1         767,609
                General Resolution Consolidated Revenue Bonds, City
                University System, Series 1990C, 7.500%, 7/01/10

       1,500   Dormitory Authority of the State of New York, Second            No Opt. Call         AA-       1,525,470
                General Resolution Consolidated Revenue Bonds, City
                University System, Series 1993A, 5.750%, 7/01/07

       2,470   Dutchess County Industrial Development Agency, New York,     11/06 at 100.00          A3       2,476,718
                Civic Facility Revenue Bonds, Bard College, Series 1992,
                7.000%, 11/01/17

         615   Hempstead Town Industrial Development Agency, New York,      10/15 at 100.00          A-         636,537
                Revenue Bonds, Adelphi University, Civic Facility Project,
                Series 2005, 5.000%, 10/01/35

       1,610   New York City Industrial Development Agency, New York,        7/12 at 100.00          A1       1,695,282
                Civic Facility Revenue Bonds, American Council of Learned
                Societies, Series 2002, 5.250%, 7/01/27

----
26

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations (continued)

               New York City Industrial Development Agency, New York,
               Civic Facility Revenue Bonds, College of New Rochelle,
               Series 1995:
 $     1,000    6.200%, 9/01/10                                              9/06 at 101.00        Baa2 $     1,011,760
       1,000    6.300%, 9/01/15                                              9/06 at 101.00        Baa2       1,011,610

         500   New York City Industrial Development Agency, New York,        1/17 at 100.00         AAA         527,430
                Revenue Bonds, Queens Baseball Stadium, Series 2006,
                5.000%, 1/01/36 - AMBAC Insured

         900   New York City Industrial Development Authority, New York,     9/16 at 100.00         AAA         948,150
                Revenue Bonds, Yankee Stadium Project, Series 2006,
                5.000%, 3/01/36 - FGIC Insured

         700   New York City Trust for Cultural Resources, New York,         7/10 at 101.00           A         752,038
                Revenue Bonds, Museum of American Folk Art, Series 2000,
                6.000%, 7/01/22 - ACA Insured

       1,000   New York City Trust for Cultural Resources, New York,         7/12 at 100.00         AAA       1,052,640
                Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%,
                7/01/31 - AMBAC Insured

               Niagara County Industrial Development Agency, New York,
               Civic Facility Revenue Bonds, Niagara University, Series
               2001A:
       3,000    5.500%, 11/01/16 - RAAI Insured                             11/11 at 101.00          AA       3,240,180
       1,000    5.350%, 11/01/23 - RAAI Insured                             11/11 at 101.00          AA       1,075,010

       1,000   Suffolk County Industrial Development Agency, New York,      12/06 at 102.00         BB+       1,024,460
                Revenue Bonds, Dowling College, Series 1996, 6.700%,
                12/01/20

               Utica Industrial Development Agency, New York, Revenue
               Bonds, Utica College, Series 1998A:
         135    5.300%, 8/01/08                                                No Opt. Call         N/R         136,228
       1,000    5.750%, 8/01/28                                              8/08 at 102.00         N/R       1,048,770
--------------------------------------------------------------------------------------------------------------------------
      33,425   Total Education and Civic Organizations                                                       35,875,086
--------------------------------------------------------------------------------------------------------------------------
               Financials - 0.2%
         500   Liberty Development Corporation, New York, Goldman Sachs        No Opt. Call         Aa3         565,850
                Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
--------------------------------------------------------------------------------------------------------------------------
               Health Care - 11.4%

       3,300   Dormitory Authority of the State of New York, FHA-Insured     2/07 at 102.00         AAA       3,396,987
                Mortgage Nursing Home Revenue Bonds, Menorah Campus Inc.,
                Series 1997, 5.950%, 2/01/17

       2,250   Dormitory Authority of the State of New York, FHA-Insured     2/07 at 102.00         AAA       2,313,675
                Mortgage Nursing Home Revenue Bonds, Rosalind and Joseph
                Gurwin Jewish Geriatric Center of Long Island, Series
                1997, 5.700%, 2/01/37 - AMBAC Insured

       3,000   Dormitory Authority of the State of New York, FHA-Insured     2/15 at 100.00         AAA       3,171,840
                Revenue Bonds, Montefiore Medical Center, Series 2005,
                5.000%, 2/01/22 - FGIC Insured

       4,400   Dormitory Authority of the State of New York, FHA-Insured     8/15 at 100.00          AA       4,522,232
                Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                4.900%, 8/15/31

       3,000   Dormitory Authority of the State of New York, Revenue         7/10 at 101.00        Baa1       3,264,540
                Bonds, Catholic Health Services of Long Island Obligated
                Group - St. Catherine of Siena Medical Center, Series
                2000A, 6.500%, 7/01/20

       2,400   Dormitory Authority of the State of New York, Revenue         7/11 at 101.00         Ba2       2,477,640
                Bonds, Lenox Hill Hospital Obligated Group, Series 2001,
                5.500%, 7/01/30

       2,800   Dormitory Authority of the State of New York, Revenue         7/16 at 100.00          AA       2,931,628
                Bonds, Memorial Sloan Kettering Cancer Center, Series
                2006-1, 5.000%, 7/01/35

       1,650   Dormitory Authority of the State of New York, Revenue         7/10 at 101.00        Baa2       1,780,911
                Bonds, Mount Sinai NYU Health Obligated Group, Series
                2000A, 6.500%, 7/01/25

       3,250   Dormitory Authority of the State of New York, Revenue         8/14 at 100.00         AAA       3,542,923
                Bonds, New York and Presbyterian Hospital, Series 2004A,
                5.250%, 8/15/15 - FSA Insured

       1,250   Dormitory Authority of the State of New York, Revenue         5/13 at 100.00          A3       1,326,725
                Bonds, North Shore Long Island Jewish Group, Series 2003,
                5.375%, 5/01/23

       1,500   Dormitory Authority of the State of New York, Revenue         7/13 at 100.00        Baa1       1,586,850
                Bonds, South Nassau Communities Hospital, Series 2003B,
                5.500%, 7/01/23

----
27

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

 $     1,000 Dormitory Authority of the State of New York, Revenue         7/13 at 100.00        Baa1 $     1,047,710
              Bonds, Winthrop-South Nassau University Hospital
              Association, Series 2003A, 5.500%, 7/01/32

       2,550 New York City Health and Hospitals Corporation, New York,     2/13 at 100.00         AAA       2,726,741
              Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22
              - AMBAC Insured

         740 New York City Industrial Development Agency, New York,        7/12 at 100.00          B2         754,326
              Civic Facility Revenue Bonds, Staten Island University
              Hospital, Series 2001B, 6.375%, 7/01/31

       2,170 New York City Industrial Development Agency, New York,        7/12 at 101.00          B2       2,228,460
              Civic Facility Revenue Bonds, Staten Island University
              Hospital, Series 2002C, 6.450%, 7/01/32

         255 New York State Medical Care Facilities Finance Agency,        2/07 at 100.00         AAA         257,015
              FHA-Insured Mortgage Revenue Bonds, Hospital and Nursing
              Home Projects, Series 1992B, 6.200%, 8/15/22

         725 New York State Medical Care Facilities Finance Agency,        2/07 at 100.00          AA         732,562
              FHA-Insured Mortgage Revenue Bonds, Kenmore Mercy
              Hospital, Series 1995B, 6.100%, 2/15/15

       1,620 Newark-Wayne Community Hospital, New York, Hospital Revenue   9/06 at 100.00         N/R       1,621,798
              Refunding and Improvement Bonds, Series 1993A, 7.600%,
              9/01/15

             Suffolk County Industrial Development Agency, New York,
             Revenue Bonds, Huntington Hospital, Series 2002C:
         850  6.000%, 11/01/22                                            11/12 at 100.00        Baa1         914,855
       1,220  5.875%, 11/01/32                                            11/12 at 100.00        Baa1       1,292,871

       1,000 Yonkers Industrial Development Agency, New York, Revenue      7/11 at 101.00          B+       1,075,920
              Bonds, St. John's Riverside Hospital, Series 2001A,
              7.125%, 7/01/31
---------------------------------------------------------------------------------------------------------------------
      40,930 Total Health Care                                                                             42,968,209
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.2%

         335 East Syracuse Housing Authority, New York, FHA-Insured        4/10 at 102.00         AAA         361,120
              Section 8 Assisted Revenue Refunding Bonds, Bennet
              Project, Series 2001A, 6.700%, 4/01/21

       1,000 Madison County Industrial Development Agency, New York,       6/15 at 101.00         AAA       1,046,040
              Civic Facility Revenue Bonds, Morrisville State College
              Foundation, Series 2005A, 5.000%, 6/01/37 - CIFG Insured

             New York City Housing Development Corporation, New York,
             Multifamily Housing Revenue Bonds, Series 2001A:
       2,000  5.500%, 11/01/31                                             5/11 at 101.00          AA       2,078,140
       2,000  5.600%, 11/01/42                                             5/11 at 101.00          AA       2,075,500

       2,000 New York City Housing Development Corporation, New York,     11/11 at 100.00          AA       2,055,580
              Multifamily Housing Revenue Bonds, Series 2001C-2, 5.400%,
              11/01/33 (Alternative Minimum Tax)

             New York City Housing Development Corporation, New York,
             Multifamily Housing Revenue Bonds, Series 2002A:
         910  5.375%, 11/01/23 (Alternative Minimum Tax)                   5/12 at 100.00          AA         941,786
         450  5.500%, 11/01/34 (Alternative Minimum Tax)                   5/12 at 100.00          AA         465,323

       2,000 New York City Housing Development Corporation, New York,      5/14 at 100.00          AA       2,099,540
              Multifamily Housing Revenue Bonds, Series 2004A, 5.250%,
              11/01/30

       1,080 New York City Housing Development Corporation, New York,     11/15 at 100.00          AA       1,091,534
              Multifamily Housing Revenue Bonds, Series 2005F-1, 4.750%,
              11/01/35

             New York State Housing Finance Agency, FHA-Insured
             Multifamily Housing Mortgage Revenue Bonds, Series 1992A:
         100  6.950%, 8/15/12                                              2/07 at 100.00          AA         101,546
          45  7.000%, 8/15/22                                              2/07 at 100.00          AA          45,566

       1,990 New York State Housing Finance Agency, Mortgage Revenue      11/06 at 102.00         AAA       2,033,780
              Refunding Bonds, Housing Project, Series 1996A, 6.125%,
              11/01/20 - FSA Insured

       1,000 New York State Housing Finance Agency, Secured Mortgage       8/11 at 100.00         Aa1       1,029,040
              Program Multifamily Housing Revenue Bonds, Series 2001G,
              5.400%, 8/15/33 (Alternative Minimum Tax)

       1,235 Tonawanda Housing Authority, New York, Housing Revenue        9/09 at 103.00         N/R       1,164,494
              Bonds, Kibler Senior Housing LP, Series 1999A, 7.750%,
              9/01/31

----
28

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

 $     3,030 Westchester County Industrial Development Agency, New York,   8/11 at 102.00         Aaa $     3,227,980
              GNMA Collateralized Mortgage Loan Revenue Bonds, Living
              Independently for the Elderly Inc., Series 2001A, 5.400%,
              8/20/32
---------------------------------------------------------------------------------------------------------------------
      19,175 Total Housing/Multifamily                                                                     19,816,969
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.7%

       2,375 New York State Mortgage Agency, Homeowner Mortgage Revenue    4/15 at 100.00         Aa1       2,376,401
              Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum
              Tax)

         690 New York State Mortgage Agency, Homeowner Mortgage Revenue   10/09 at 100.00         Aa1         691,297
              Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)

       1,470 New York State Mortgage Agency, Homeowner Mortgage Revenue    4/10 at 100.00         Aa1       1,531,505
              Bonds, Series 95, 5.625%, 4/01/22

       1,660 New York State Mortgage Agency, Mortgage Revenue Bonds,       4/13 at 101.00         Aaa       1,678,011
              Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
              Minimum Tax)

         280 New York State Mortgage Agency, Mortgage Revenue Bonds,      10/10 at 100.00         Aaa         287,529
              Twenty-Ninth Series, 5.450%, 4/01/31 (Alternative Minimum
              Tax)
---------------------------------------------------------------------------------------------------------------------
       6,475 Total Housing/Single Family                                                                    6,564,743
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.9%

         300 Dormitory Authority of the State of New York, FHA-Insured     2/12 at 101.00         AAA         318,390
              Mortgage Revenue Bonds, Augustana Lutheran Home for the
              Aged Inc., Series 2001, 5.400%, 2/01/31 - MBIA Insured

       1,810 Dormitory Authority of the State of New York, FHA-Insured     2/07 at 102.00         AAA       1,818,109
              Mortgage Revenue Bonds, W.K. Nursing Home Corporation,
              Series 1996, 5.950%, 2/01/16

       1,520 Dormitory Authority of the State of New York, FHA-Insured     2/13 at 102.00         AAA       1,612,279
              Nursing Home Mortgage Revenue Bonds, Shorefront Jewish
              Geriatric Center Inc., Series 2002, 5.200%, 2/01/32

       1,500 Dormitory Authority of the State of New York, Revenue         7/10 at 101.00         Aa3       1,616,535
              Bonds, Concord Nursing Home Inc., Series 2000, 6.500%,
              7/01/29

       1,000 Dormitory Authority of the State of New York, Revenue         7/10 at 102.00           A       1,086,190
              Bonds, Miriam Osborn Memorial Home Association, Series
              2000B, 6.375%, 7/01/29 - ACA Insured

             Dormitory Authority of the State of New York, Revenue
             Bonds, Providence Rest, Series 2005:
          50  5.125%, 7/01/30 - ACA Insured                                7/15 at 100.00           A          52,014
         415  5.000%, 7/01/35 - ACA Insured                                7/15 at 100.00           A         424,342

       1,320 East Rochester Housing Authority, New York, GNMA Secured     12/11 at 101.00         Aaa       1,394,026
              Revenue Refunding Bonds, Genesee Valley Presbyterian
              Nursing Center, Series 2001, 5.200%, 12/20/24

         965 Nassau County Industrial Development Agency, New York,        7/11 at 101.00         N/R       1,039,112
              Revenue Bonds, Special Needs Facilities Pooled Program,
              Series 2001B-1, 7.250%, 7/01/16

         250 Suffolk County Industrial Development Agency, New York,       7/11 at 101.00         N/R         269,200
              Revenue Bonds, Special Needs Facilities Pooled Program,
              Series 2001C-1, 7.250%, 7/01/16

       5,000 Syracuse Housing Authority, New York, FHA-Insured Mortgage    2/08 at 102.00         AAA       5,221,900
              Revenue Bonds, Loretto Rest Residential Healthcare
              Facility, Series 1997A, 5.800%, 8/01/37
---------------------------------------------------------------------------------------------------------------------
      14,130 Total Long-Term Care                                                                          14,852,097
---------------------------------------------------------------------------------------------------------------------
             Materials - 0.3%

         700 Essex County Industrial Development Agency, New York,        11/09 at 101.00         BBB         741,069
              Environmental Improvement Revenue Bonds, International
              Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.6%

       1,000 Erie County, New York, General Obligation Bonds, Series      12/15 at 100.00         AAA       1,081,930
              2005A, 5.000%, 12/01/18 - MBIA Insured

          60 New York City, New York, General Obligation Bonds, Fiscal     2/08 at 100.00         AA-          61,002
              Series 1996G, 5.750%, 2/01/17

         855 New York City, New York, General Obligation Bonds, Fiscal    11/06 at 101.50         AA-         870,595
              Series 1997D, 5.875%, 11/01/11

       1,650 New York City, New York, General Obligation Bonds, Fiscal     8/14 at 100.00         AA-       1,785,234
              Series 2004C, 5.250%, 8/15/16

       3,000 New York City, New York, General Obligation Bonds, Fiscal    11/14 at 100.00         AAA       3,211,410
              Series 2004E, 5.000%, 11/01/19 - FSA Insured

       1,725 New York City, New York, General Obligation Bonds, Fiscal     8/15 at 100.00         AAA       1,868,313
              Series 2006C, 5.000%, 8/01/16 - FSA Insured

----
29

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     3,620 New York City, New York, General Obligation Bonds, Fiscal     9/15 at 100.00         AAA $     3,876,658
              Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

         950 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00           A       1,001,443
              2000A, 6.000%, 6/01/20 - ACA Insured

             South Orangetown Central School District, Rockland County,
             New York, General Obligation Bonds, Series 1990:
         390  6.875%, 10/01/08                                               No Opt. Call         Aa3         415,038
         390  6.875%, 10/01/09                                               No Opt. Call         Aa3         426,290

             United Nations Development Corporation, New York, Senior
             Lien Revenue Bonds, Series 2004A:
         880  5.250%, 7/01/23                                              1/08 at 100.00          A3         895,814
         750  5.250%, 7/01/24                                              1/08 at 100.00          A3         763,478

       2,150 West Islip Union Free School District, Suffolk County, New   10/15 at 100.00         Aaa       2,323,892
              York, General Obligation Bonds, Series 2005, 5.000%,
              10/01/18 - FSA Insured

         505 White Plains, New York, General Obligation Bonds, Series      5/11 at 100.00         AA+         528,861
              2004A, 5.000%, 5/15/22

       2,085 Yonkers, New York, General Obligation Bonds, Series 2005B,    8/15 at 100.00         AAA       2,251,216
              5.000%, 8/01/18 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      20,010 Total Tax Obligation/General                                                                  21,361,174
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 19.1%

         300 Albany Housing Authority, Albany, New York, Limited          10/06 at 101.00          A3         306,063
              Obligation Bonds, Series 1995, 5.850%, 10/01/07

       1,500 Albany Parking Authority, New York, Revenue Refunding           No Opt. Call        Baa1         851,910
              Bonds, Series 1992A, 0.000%, 11/01/17

       3,000 Battery Park City Authority, New York, Senior Revenue        11/13 at 100.00         AAA       3,243,150
              Bonds, Series 2003A, 5.250%, 11/01/22

             Canton Human Services Initiative Inc., New York, Facility
             Revenue Bonds, Series 2001:
         920  5.700%, 9/01/24                                              9/11 at 102.00        Baa2         981,833
       1,155  5.750%, 9/01/32                                              9/11 at 102.00        Baa2       1,229,197

          10 Dormitory Authority of the State of New York, Improvement     2/07 at 102.00         AAA          10,300
              Revenue Bonds, Mental Health Services Facilities, Series
              1997A, 5.750%, 8/15/22 - MBIA Insured

       1,495 Dormitory Authority of the State of New York, Revenue         2/07 at 102.00         AA-       1,536,202
              Bonds, Mental Health Services Facilities Improvements,
              Series 1997B, 5.625%, 2/15/21

         570 Dormitory Authority of the State of New York, Revenue         2/15 at 100.00         AAA         597,406
              Bonds, Mental Health Services Facilities Improvements,
              Series 2005B, 5.000%, 2/15/30 - AMBAC Insured

         375 Dormitory Authority of the State of New York, State           3/15 at 100.00         AAA         399,240
              Personal Income Tax Revenue Bonds, Series 2005F, 5.000%,
              3/15/21 - FSA Insured

             Metropolitan Transportation Authority, New York, Dedicated
             Tax Fund Bonds, Series 2002A:
       4,400  5.250%, 11/15/25 - FSA Insured                              11/12 at 100.00         AAA       4,706,812
       2,000  5.000%, 11/15/30                                            11/12 at 100.00         AA-       2,068,260

             Metropolitan Transportation Authority, New York, State
             Service Contract Refunding Bonds, Series 2002A:
       1,825  5.750%, 7/01/18                                                No Opt. Call         AA-       2,113,350
       4,400  5.125%, 1/01/29                                              7/12 at 100.00         AA-       4,626,996

       1,680 Monroe Newpower Corporation, New York, Power Facilities       1/13 at 102.00         BBB       1,759,279
              Revenue Bonds, Series 2003, 5.500%, 1/01/34

             New York City Sales Tax Asset Receivable Corporation, New
             York, Dedicated Revenue Bonds, Local Government Assistance
             Corporation, Series 2004A:
       3,900  5.000%, 10/15/25 - MBIA Insured                             10/14 at 100.00         AAA       4,136,067
       1,930  5.000%, 10/15/26 - MBIA Insured                             10/14 at 100.00         AAA       2,044,102

       2,665 New York City Transitional Finance Authority, New York,       2/13 at 100.00         AAA       2,793,666
              Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%,
              2/01/23

       1,915 New York City Transitional Finance Authority, New York,       5/10 at 101.00         Aa3       2,424,792
              Future Tax Secured Bonds, Residual Interest Certificates,
              Series 319, 9.983%, 11/01/17 (IF)

       2,000 New York City Transitional Finance Authority, New York,       2/13 at 100.00         AAA       2,107,500
              Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
              5.000%, 2/01/22 - MBIA Insured

       1,000 New York Convention Center Development Corporation, Hotel    11/15 at 100.00         AAA       1,041,260
              Unit Fee Revenue Bonds, Series 2005, 5.000%, 11/15/44 -
              AMBAC Insured

----
30

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     1,180 New York State Environmental Facilities Corporation,          3/14 at 100.00         AA- $     1,243,944
              Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

       1,000 New York State Housing Finance Agency, Revenue Refunding     11/06 at 101.50          A+       1,016,760
              Bonds, New York City Health Facilities, Series 1996A,
              6.000%, 11/01/08

          10 New York State Housing Finance Agency, Service Contract       9/07 at 100.00         AA-          10,121
              Obligation Revenue Bonds, Series 1995A, 6.375%, 9/15/15

       2,100 New York State Housing Finance Agency, State Personal         9/15 at 100.00         AAA       2,200,275
              Income Tax Revenue Bonds, Economic Development and
              Housing, Series 2006A, 5.000%, 3/15/36

       3,125 New York State Local Government Assistance Corporation,         No Opt. Call         AAA       3,474,063
              Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

       5,500 New York State Thruway Authority, Highway and Bridge Trust      No Opt. Call         AAA       6,367,349
              Fund Bonds, Second Generation, Series 2005B, 5.500%,
              4/01/20 - AMBAC Insured

             New York State Tobacco Settlement Financing Corporation,
             Tobacco Settlement Asset-Backed and State Contingency
             Contract-Backed Bonds, Series 2003A-1:
       1,300  5.250%, 6/01/20 - AMBAC Insured                              6/13 at 100.00         AAA       1,398,800
       2,755  5.250%, 6/01/21 - AMBAC Insured                              6/13 at 100.00         AAA       2,957,630
       4,945  5.250%, 6/01/22 - AMBAC Insured                              6/13 at 100.00         AAA       5,299,606

       3,000 New York State Tobacco Settlement Financing Corporation,      6/13 at 100.00         AA-       3,248,010
              Tobacco Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

       3,500 New York State Urban Development Corporation, Service         1/11 at 100.00         AA-       3,731,875
              Contract Revenue Bonds, Correctional and Youth Facilities,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       1,085 Triborough Bridge and Tunnel Authority, New York,               No Opt. Call         AA-       1,151,988
              Convention Center Bonds, Series 1990E, 7.250%, 1/01/10

       1,250 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00         BBB       1,368,325
              Taxes Loan Note, Series 1999A, 6.500%, 10/01/24
---------------------------------------------------------------------------------------------------------------------
      67,790 Total Tax Obligation/Limited                                                                  72,446,131
---------------------------------------------------------------------------------------------------------------------
             Transportation - 9.4%

       7,000 Metropolitan Transportation Authority New York,              11/16 at 100.00           A       7,333,059
              Transportation Revenue Bonds, Series 2006, 5.000%, 11/15/31

       1,500 Metropolitan Transportation Authority, New York,                No Opt. Call         AAA       1,639,860
              Transportation Revenue Bonds, Series 2003A,
              5.000%, 11/15/15 - FGIC Insured

             Metropolitan Transportation Authority, New York,
             Transportation Revenue Refunding Bonds, Series 2002A:
       1,500  5.500%, 11/15/19 - AMBAC Insured                            11/12 at 100.00         AAA       1,645,350
       1,000  5.125%, 11/15/22 - FGIC Insured                             11/12 at 100.00         AAA       1,069,730

         500 New York City Industrial Development Agency, New York,       12/08 at 102.00         Ba2         472,300
              Special Facilities Revenue Bonds, British Airways PLC,
              Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

       1,000 New York State Thruway Authority, General Revenue Bonds,      1/15 at 100.00         AAA       1,049,610
              Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

             New York State Thruway Authority, General Revenue Bonds,
             Series 2005G:
         600  5.000%, 1/01/30 - FSA Insured                                7/15 at 100.00         AAA         632,142
       4,300  5.000%, 1/01/32 - FSA Insured                                7/15 at 100.00         AAA       4,523,858

       1,000 Niagara Frontier Airport Authority, New York, Airport         4/09 at 101.00         AAA       1,052,350
              Revenue Bonds, Buffalo Niagara International Airport,
              Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative
              Minimum Tax)

             Port Authority of New York and New Jersey, Consolidated
             Revenue Bonds, One Hundred Fortieth Series 2005:
       2,500  5.000%, 12/01/28 - XLCA Insured                              6/15 at 101.00         AAA       2,646,375
         625  5.000%, 12/01/31 - XLCA Insured                              6/15 at 101.00         AAA         659,719

       1,500 Port Authority of New York and New Jersey, Special Project   12/07 at 100.00         AAA       1,536,300
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 5.750%, 12/01/25 - MBIA Insured (Alternative Minimum
              Tax)

         250 Puerto Rico Ports Authority, Special Facilities Revenue      12/06 at 102.00        CCC+         250,072
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)

       5,000 Triborough Bridge and Tunnel Authority, New York, General    11/12 at 100.00         AA-       6,221,599
              Purpose Revenue Bonds, ROLS II-R, Series 194, 8.061%,
              11/15/19 (IF)

----
31

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

 $     1,500 Triborough Bridge and Tunnel Authority, New York, General     1/12 at 100.00         Aa2     $     1,570,215
              Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19

             Triborough Bridge and Tunnel Authority, New York,
             Subordinate Lien General Purpose Revenue Refunding Bonds,
             Series 2002E:
         780  5.500%, 11/15/20 - MBIA Insured                                No Opt. Call         AAA             908,115
       2,300  5.250%, 11/15/22 - MBIA Insured                             11/12 at 100.00         AAA           2,477,422
-------------------------------------------------------------------------------------------------------------------------
      32,855 Total Transportation                                                                              35,688,076
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 16.2% (3)

       1,000 Cattaraugus County Industrial Development Agency, New York,   7/10 at 102.00        Baa1 (3)       1,119,780
              Revenue Bonds, Jamestown Community College, Series 2000A,
              6.500%, 7/01/30 (Pre-refunded 7/01/10)

             Dormitory Authority of the State of New York, Improvement
             Revenue Bonds, Mental Health Services Facilities, Series
             1997A:
          25  5.750%, 8/15/22 (Pre-refunded 2/15/07) - MBIA Insured        2/07 at 102.00         AAA              25,750
         965  5.750%, 8/15/22 (Pre-refunded 2/15/07) - MBIA Insured        2/07 at 102.00         AAA             993,940

       1,005 Dormitory Authority of the State of New York, Revenue         2/07 at 102.00         AA- (3)       1,034,457
              Bonds, Mental Health Services Facilities Improvements,
              Series 1997B, 5.625%, 2/15/21 (Pre-refunded 2/15/07)

       1,200 Dormitory Authority of the State of New York, Revenue         3/13 at 100.00         AAA           1,322,736
              Bonds, State Personal Income Tax, Series 2003A, 5.375%,
              3/15/22 (Pre-refunded 3/15/13)

             Dormitory Authority of the State of New York, Revenue
             Bonds, State University Educational Facilities, 1999
             Resolution, Series A-D, RITES, Series PA-781R:
         835  9.570%, 5/15/14 (Pre-refunded 5/15/10) - FSA Insured (IF)    5/10 at 101.00         AAA           1,048,443
         500  9.581%, 5/15/16 (Pre-refunded 5/15/10) - FSA Insured (IF)    5/10 at 101.00         AAA             627,810
         670  9.553%, 5/15/17 (Pre-refunded 5/15/10) - FSA Insured (IF)    5/10 at 101.00         AAA             841,265

       1,750 Dormitory Authority of the State of New York, Revenue         7/09 at 101.00          A+ (3)       1,864,520
              Bonds, University of Rochester, Series 1999B, 5.625%,
              7/01/24 (Pre-refunded 7/01/09)

         220 Dormitory Authority of the State of New York, Suffolk        10/06 at 109.40        Baa1 (3)         300,544
              County, Lease Revenue Bonds, Judicial Facilities, Series
              1991A, 9.500%, 4/15/14 (ETM)

       1,015 Erie County Tobacco Asset Securitization Corporation, New     7/10 at 101.00         AAA           1,109,375
              York, Senior Tobacco Settlement Asset-Backed Bonds, Series
              2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)

         955 Long Island Power Authority, New York, Electric System        6/08 at 101.00         AAA             990,134
              General Revenue Bonds, Series 1998A, 5.125%, 12/01/22
              (Pre-refunded 6/01/08) - FSA Insured

       2,000 Long Island Power Authority, New York, Electric System        9/11 at 100.00          A- (3)       2,160,640
              General Revenue Bonds, Series 2001A, 5.375%, 9/01/25
              (Pre-refunded 9/01/11)

       2,000 Metropolitan Transportation Authority, New York, Commuter     7/07 at 102.00         AAA           2,061,100
              Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
              AMBAC Insured (ETM)

             Metropolitan Transportation Authority, New York, Dedicated
             Tax Fund Bonds, Series 1999A:
       1,000  5.250%, 4/01/23 (Pre-refunded 10/01/14) - FSA Insured       10/14 at 100.00         AAA           1,108,510
       2,000  5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured       10/14 at 100.00         AAA           2,182,360

             Monroe Tobacco Asset Securitization Corporation, New York,
             Tobacco Settlement Asset-Backed Bonds, Series 2000:
         250  6.000%, 6/01/15 (Pre-refunded 6/01/10)                       6/10 at 101.00         AAA             273,485
         865  6.150%, 6/01/25 (Pre-refunded 6/01/10)                       6/10 at 101.00         AAA             931,544

       1,000 Nassau County Interim Finance Authority, New York, Sales     11/10 at 100.00         AAA           1,085,800
              Tax Secured Revenue Bonds, Series 2000A, 5.750%, 11/15/16
              (Pre-refunded 11/15/10) - MBIA Insured

       1,500 Nassau County Tobacco Settlement Corporation, New York,       7/09 at 101.00         AAA           1,632,525
              Tobacco Settlement Asset-Backed Bonds, Series 1999A,
              6.500%, 7/15/27 (Pre-refunded 7/15/09)

         930 New York City Industrial Development Agency, New York,        7/10 at 102.00         N/R (3)       1,044,185
              Civic Facility Revenue Bonds, Special Needs Facilities
              Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded
              7/01/10)

         150 New York City, New York, General Obligation Bonds, Fiscal    10/06 at 101.50         AA- (3)         152,520
              Series 1996G, 5.750%, 2/01/20 (Pre-refunded 10/01/06)

----
32

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $        40 New York City, New York, General Obligation Bonds, Fiscal    11/06 at 101.50         AA- (3) $        40,753
              Series 1997D, 5.875%, 11/01/11 (Pre-refunded 11/01/06)

         225 New York Counties Tobacco Trust I, Tobacco Settlement         6/10 at 101.00         AAA             244,735
              Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23
              (Pre-refunded 6/01/10)

         200 New York State Housing Finance Agency, Construction Fund        No Opt. Call         AAA             222,806
              Bonds, State University, Series 1986A, 8.000%, 5/01/11
              (ETM)

       1,785 New York State Housing Finance Agency, Service Contract       9/07 at 100.00         AAA           1,836,658
              Obligation Revenue Bonds, Series 1995A, 6.375%, 9/15/15
              (Pre-refunded 9/15/07)

       3,335 New York State Thruway Authority, Highway and Bridge Trust    4/10 at 101.00         Aaa           4,165,815
              Fund Bonds, Residual Interest Certificates, Series 368,
              9.598%, 4/01/16 (Pre-refunded 4/01/10) - FGIC Insured (IF)

       1,500 New York State Thruway Authority, Highway and Bridge Trust    4/13 at 100.00         AAA           1,643,415
              Fund Bonds, Second Generation, Series 2003A, 5.250%,
              4/01/23 (Pre-refunded 4/01/13) - MBIA Insured

       2,170 New York State Thruway Authority, Highway and Bridge Trust    4/14 at 100.00         AAA           2,358,725
              Fund Bonds, Second Generation, Series 2004, 5.000%,
              4/01/20 (Pre-refunded 4/01/14) - MBIA Insured

       1,535 New York State Thruway Authority, Highway and Bridge Trust    4/12 at 100.00         AAA           1,663,234
              Fund Bonds, Series 2002A, 5.250%, 4/01/18 (Pre-refunded
              4/01/12) - FSA Insured

       5,745 New York State Thruway Authority, Local Highway and Bridge    4/10 at 103.00         AAA           7,176,768
              Service Contract Bonds, DRIVERS, Series 145, 9.539%,
              10/01/08 (Pre-refunded 4/01/10) - AMBAC Insured (IF)

             New York State Urban Development Corporation, State
             Personal Income Tax Revenue Bonds, State Facilities and
             Equipment, Series 2002A:
       1,500  5.375%, 3/15/18 (Pre-refunded 3/15/12)                       3/12 at 100.00         AAA           1,633,785
       3,500  5.125%, 3/15/27 (Pre-refunded 3/15/12)                       3/12 at 100.00         AAA           3,768,555

       2,000 New York State Urban Development Corporation, State           3/13 at 100.00         AAA           2,161,220
              Personal Income Tax Revenue Bonds, State Facilities and
              Equipment, Series 2002C-1, 5.000%, 3/15/33 (Pre-refunded
              3/15/13)

       1,420 Niagara Falls City School District, Niagara County, New       6/09 at 101.00        BBB- (3)       1,548,737
              York, Certificates of Participation, High School Facility,
              Series 2000, 6.625%, 6/15/28 (Pre-refunded 6/15/09)

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00         AAA           1,085,570
              Revenue Bonds, Series 2000B, 5.750%, 7/01/19 (Pre-refunded
              7/01/10) - MBIA Insured

       2,750 TSASC Inc., New York, Tobacco Flexible Amortization Bonds,    7/09 at 101.00         AAA           2,974,373
              Series 1999-1, 6.250%, 7/15/27 (Mandatory put 7/15/19)
              (Pre-refunded 7/15/09)

       2,500 Westchester Tobacco Asset Securitization Corporation, New     7/10 at 101.00         AAA           2,807,275
              York, Tobacco Settlement Asset-Backed Bonds, Series 1999,
              6.750%, 7/15/29 (Pre-refunded 7/15/10)

       1,960 Yonkers Industrial Development Agency, New York, Revenue      2/11 at 100.00        BBB- (3)       2,204,118
              Bonds, Community Development Properties - Yonkers Inc.
              Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded
              2/01/11)
-------------------------------------------------------------------------------------------------------------------------
      55,000 Total U.S. Guaranteed                                                                             61,447,965
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 9.3%

       2,045 Long Island Power Authority, New York, Electric System        6/08 at 101.00         AAA           2,109,479
              General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
              FSA Insured

       2,350 Long Island Power Authority, New York, Electric System          No Opt. Call         AAA           1,325,189
              General Revenue Bonds, Series 2000A, 0.000%, 6/01/20 - FSA
              Insured

       1,000 Long Island Power Authority, New York, Electric System        5/11 at 100.00          A-           1,054,900
              General Revenue Bonds, Series 2001L, 5.375%, 5/01/33

       5,000 Long Island Power Authority, New York, Electric System        9/13 at 100.00         AAA           5,349,250
              General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 -
              CIFG Insured

             Long Island Power Authority, New York, Electric System
             General Revenue Bonds, Series 2006A:
       5,500  5.000%, 12/01/23 - FGIC Insured                              6/16 at 100.00         AAA           5,864,594
       1,200  5.000%, 12/01/24 - FGIC Insured                              6/16 at 100.00         AAA           1,278,552

       2,450 New York City Industrial Development Agency, New York,       10/08 at 102.00        BBB-           2,471,021
              Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners
              LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

----
33

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

 $     3,500 New York State Energy Research and Development Authority,     3/08 at 101.50         AAA $     3,539,725
              Pollution Control Revenue Bonds, New York State Electric
              and Gas Corporation, Series 2005A, 4.100%, 3/15/15 - MBIA
              Insured

       3,000 New York State Power Authority, General Revenue Bonds,       11/10 at 100.00         Aa2       3,146,010
              Series 2000A, 5.250%, 11/15/40

             New York State Power Authority, General Revenue Bonds,
             Series 2006A:
         780  5.000%, 11/15/18 - FGIC Insured                             11/15 at 100.00         AAA         843,648
         520  5.000%, 11/15/19 - FGIC Insured                             11/15 at 100.00         AAA         559,936

       1,500 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3       1,568,865
              Solid Waste Disposal Facility Revenue Bonds, American
              Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%,
              11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)

         200 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3         208,716
              Solid Waste Disposal Facility Revenue Refunding Bonds,
              American Ref-Fuel Company of Niagara LP, Series 2001D,
              5.550%, 11/15/24 (Mandatory put 11/15/15)

             Suffolk County Industrial Development Agency, New York,
             Revenue Bonds, Nissequogue Cogeneration Partners Facility,
             Series 1998:
       1,800  5.300%, 1/01/13 (Alternative Minimum Tax)                    1/09 at 101.00         N/R       1,777,050
       4,000  5.500%, 1/01/23 (Alternative Minimum Tax)                    1/09 at 101.00         N/R       3,961,440

         100 Westchester County Industrial Development Agency,             7/07 at 101.00         BBB         101,956
              Westchester County, New York, Resource Recovery Revenue
              Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      34,945 Total Utilities                                                                               35,160,331
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 3.9%

             Monroe County Water Authority, New York, Water System
             Revenue Bonds, Series 2001:
         850  5.150%, 8/01/22                                              8/11 at 101.00          AA         902,241
       2,250  5.250%, 8/01/36                                              8/11 at 101.00          AA       2,387,880

       2,225 New York City Municipal Water Finance Authority, New York,    6/12 at 100.00         AA+       2,404,824
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2003A, 5.375%, 6/15/19

       4,000 New York State Environmental Facilities Corporation, State   11/12 at 100.00         AAA       4,334,960
              Clean Water and Drinking Water Revolving Funds Revenue
              Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18

       2,950 Niagara Falls Public Water Authority, New York, Water and     7/15 at 100.00         AAA       3,093,075
              Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 -
              XLCA Insured

       1,455 Western Nassau County Water Authority, New York, Water        5/15 at 100.00         Aaa       1,568,563
              System Revenue Bonds, Series 2005, 5.000%, 5/01/18 - AMBAC
              Insured
---------------------------------------------------------------------------------------------------------------------
      13,730 Total Water and Sewer                                                                         14,691,543
---------------------------------------------------------------------------------------------------------------------
 $   347,255 Total Long-Term Investments (cost $353,240,110) - 97.8%                                      369,909,756
---------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.7%

         300 New York City Municipal Water Finance Authority, New York,                          A-1+         300,000
              Water and Sewerage System Revenue Bonds, Variable Rate
              Demand Obligations, Fiscal Series 1993C, 3.560%, 6/15/22 -
              FGIC Insured (4)

       1,000 New York City, New York, General Obligation Bonds, Fiscal                           A-1+       1,000,000
              Series 2006 H-2, Variable Rate Demand Obligations, 3.560%,
              1/01/36 (4)

         500 New York City, New York, General Obligation Bonds, Variable                         A-1+         500,000
              Rate Demand Obligations, Fiscal Series 1995B2-B10, 3.560%,
              8/15/23 - MBIA Insured (4)

       1,000 Puerto Rico Government Development Bank, Adjustable                                  A-1       1,000,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.290%, 12/01/15 - MBIA Insured (4)
---------------------------------------------------------------------------------------------------------------------
 $     2,800 Total Short-Term Investments (cost $2,800,000)                                                 2,800,000
---------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $356,040,110) - 98.5%                                                372,709,756
             --------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.5%                                                           5,689,779
             --------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   378,399,535
             --------------------------------------------------------------------------------------------------------

----
34

           Forward Swaps outstanding at August 31, 2006:

                                                 Fixed Rate                    Floating Rate
                  Notional          Rate Paid       Payment      Rate Received       Payment Effective Termination
Counterparty        Amount    by the Fund (5)     Frequency    by the Fund (5)     Frequency  Date (6)        Date
-------------------------------------------------------------------------------------------------------------------
JPMorgan       $23,500,000             5.544% Semi-Annually 3 month USD-LIBOR      Quarterly   7/20/07     7/20/10
JPMorgan         4,300,000 3 month USD-LIBOR  Semi-Annually             5.768%     Quarterly   7/20/07     7/20/29
Morgan Stanley   4,750,000 3 month USD-LIBOR  Semi-Annually             5.771%     Quarterly   7/20/07     7/20/34
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

                   Unrealized
                 Appreciation
Counterparty   (Depreciation)
------------------------------
JPMorgan            $(291,022)
JPMorgan              186,739
Morgan Stanley        227,663
------------------------------
                    $ 123,380
------------------------------

           USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
           (5) Represents the annualized rate paid or received by the Fund.
           (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
           N/R Not rated.
         (ETM) Escrowed to maturity.
          (IF) Inverse floating rate investment.

                                See accompanying notes to financial statements.

----
35

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                 Optional Call
Amount (000)   Description                                                  Provisions (1) Ratings (2)           Value
----------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 7.4%

 $     1,000   Allegany County Industrial Development Agency, New York,     8/08 at 102.00         Aaa $     1,034,060
                Revenue Bonds, Alfred University, Series 1998, 5.000%,
                8/01/28 - MBIA Insured

       1,110   Amherst Industrial Development Agency, New York, Revenue     8/12 at 101.00         AAA       1,171,305
                Bonds, UBF Faculty/Student Housing Corporation, University
                of Buffalo Creekside Project, Series 2002A, 5.000%,
                8/01/22 - AMBAC Insured

       3,095   Amherst Industrial Development Agency, New York, Revenue     8/10 at 102.00         AAA       3,369,557
                Bonds, UBF Faculty/Student Housing Corporation, University
                of Buffalo Project, Series 2000A, 5.750%, 8/01/30 - AMBAC
                Insured

       4,000   Dormitory Authority of the State of New York, Consolidated     No Opt. Call         AAA       4,370,920
                Revenue Bonds, City University System, Series 1993A,
                5.750%, 7/01/13 - MBIA Insured

       1,000   Dormitory Authority of the State of New York, General          No Opt. Call         AAA       1,203,670
                Revenue Bonds, New York University, Series 2001-1, 5.500%,
                7/01/40 - AMBAC Insured

         605   Dormitory Authority of the State of New York, Insured        7/12 at 100.00         AAA         641,173
                Revenue Bonds, Fordham University, Series 2002, 5.000%,
                7/01/21 - FGIC Insured

       2,890   Dormitory Authority of the State of New York, Insured        7/08 at 101.00         Aaa       2,982,104
                Revenue Bonds, Ithaca College, Series 1998, 5.000%,
                7/01/21 - AMBAC Insured

       1,000   Dormitory Authority of the State of New York, Insured        7/11 at 100.00         AAA       1,030,860
                Revenue Bonds, Yeshiva University, Series 2001, 5.000%,
                7/01/30 - AMBAC Insured

       1,000   Dormitory Authority of the State of New York, Lease Revenue    No Opt. Call         AAA       1,083,670
                Bonds, State University Dormitory Facilities, Series
                2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA
                Insured

       1,000   Dormitory Authority of the State of New York, Revenue        7/11 at 101.00         AAA       1,065,370
                Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 -
                MBIA Insured

       1,345   Dormitory Authority of the State of New York, Revenue          No Opt. Call         AAA       1,543,912
                Bonds, City University of New York, Series 2005A, 5.500%,
                7/01/18 - FGIC Insured

       1,145   New York City Industrial Development Agency, New York,       6/07 at 102.00         Aaa       1,184,480
                Civic Facility Revenue Bonds, Anti-Defamation League
                Foundation, Series 1997A, 5.600%, 6/01/17 - MBIA Insured

         250   New York City Industrial Development Agency, New York,       1/17 at 100.00         AAA         263,715
                Revenue Bonds, Queens Baseball Stadium, Series 2006,
                5.000%, 1/01/36 - AMBAC Insured

               New York City Industrial Development Authority, New York,
               Revenue Bonds, Yankee Stadium Project, Series 2006:
         720    5.000%, 3/01/31 - FGIC Insured                              9/16 at 100.00         AAA         759,722
         450    5.000%, 3/01/36 - FGIC Insured                              9/16 at 100.00         AAA         474,075
         720    5.000%, 1/01/39 - AMBAC Insured                             1/17 at 100.00         AAA         758,268

       1,750   New York City Trust for Cultural Resources, New York,        4/07 at 101.00         AAA       1,786,575
                Revenue Bonds, American Museum of Natural History, Series
                1997A, 5.650%, 4/01/27 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
      23,080   Total Education and Civic Organizations                                                      24,723,436
----------------------------------------------------------------------------------------------------------------------
               Health Care - 14.7%

         400   Dormitory Authority of the State of New York, FHA-Insured    2/15 at 100.00         AAA         418,080
                Mortgage Hospital Revenue Bonds, Hospital for Special
                Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured

       3,305   Dormitory Authority of the State of New York, FHA-Insured    2/07 at 103.00         AAA       3,408,347
                Mortgage Hospital Revenue Bonds, Millard Fillmore
                Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

       2,000   Dormitory Authority of the State of New York, FHA-Insured    8/09 at 101.00         AAA       2,106,920
                Mortgage Hospital Revenue Bonds, Montefiore Medical
                Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

       6,115   Dormitory Authority of the State of New York, FHA-Insured    2/08 at 101.00         AAA       6,184,894
                Mortgage Hospital Revenue Bonds, New York and Presbyterian
                Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

       1,910   Dormitory Authority of the State of New York, FHA-Insured    8/12 at 100.00         AAA       1,998,070
                Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

       1,910   Dormitory Authority of the State of New York, FHA-Insured    2/15 at 100.00         AAA       2,001,451
                Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                5.000%, 8/01/29 - FGIC Insured

       4,000   Dormitory Authority of the State of New York, FHA-Insured    2/08 at 102.00         AAA       4,166,880
                Mortgage Revenue Refunding Bonds, United Health Services,
                Series 1997, 5.375%, 8/01/27 - AMBAC Insured

----
36

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

 $     2,260 Dormitory Authority of the State of New York, Hospital        7/09 at 101.00         AAA $     2,381,226
              Revenue Bonds, Catholic Health Services of Long Island
              Obligated Group - St. Francis Hospital, Series 1999A,
              5.500%, 7/01/29 - MBIA Insured

       3,125 Dormitory Authority of the State of New York, Revenue         7/09 at 101.00         AAA       3,307,313
              Bonds, Catholic Health Services of Long Island Obligated
              Group - St. Charles Hospital and Rehabilitation Center,
              Series 1999A, 5.500%, 7/01/22 - MBIA Insured

       2,000 Dormitory Authority of the State of New York, Revenue         7/13 at 100.00         AAA       2,130,500
              Bonds, Memorial Sloan-Kettering Cancer Center, Series
              2003-1, 5.000%, 7/01/21 - MBIA Insured

       2,435 Dormitory Authority of the State of New York, Revenue         8/14 at 100.00         AAA       2,654,467
              Bonds, New York and Presbyterian Hospital, Series 2004A,
              5.250%, 8/15/15 - FSA Insured

       3,000 Dormitory Authority of the State of New York, Revenue        11/08 at 101.00         AAA       3,095,370
              Bonds, North Shore Health System Obligated Group, Series
              1998, 5.000%, 11/01/23 - MBIA Insured

       5,000 Dormitory Authority of the State of New York, Revenue         7/11 at 101.00         AAA       5,313,200
              Bonds, Winthrop South Nassau University Health System
              Obligated Group, Series 2001A, 5.250%, 7/01/31 - AMBAC
              Insured

       2,500 Dormitory Authority of the State of New York, Secured         2/08 at 101.50         AAA       2,573,950
              Hospital Insured Revenue Bonds, Southside Hospital, Series
              1998, 5.000%, 2/15/25 - MBIA Insured

             New York City Health and Hospitals Corporation, New York,
             Health System Revenue Bonds, Series 2003A:
       2,000  5.250%, 2/15/21 - AMBAC Insured                              2/13 at 100.00         AAA       2,138,620
       1,750  5.250%, 2/15/22 - AMBAC Insured                              2/13 at 100.00         AAA       1,871,293

       2,890 New York State Medical Care Facilities Finance Agency,        2/07 at 100.00         AAA       2,909,970
              FHA-Insured Mortgage Revenue Bonds, Montefiore Medical
              Center, Series 1995A, 5.750%, 2/15/15 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
      46,600 Total Health Care                                                                             48,660,551
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.7%

             New York City Housing Development Corporation, New York,
             Capital Fund Program Revenue Bonds, Series 2005A:
         400  5.000%, 7/01/14 - FGIC Insured                                 No Opt. Call         AAA         432,376
         400  5.000%, 7/01/16 - FGIC Insured                               7/15 at 100.00         AAA         432,592
       4,030  5.000%, 7/01/25 - FGIC Insured                               7/15 at 100.00         AAA       4,276,354

       1,215 New York City Housing Development Corporation, New York,      9/06 at 105.00         AAA       1,278,545
              Multifamily Housing Revenue Bonds, Pass-Through
              Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC Insured

             New York State Housing Finance Agency, Mortgage Revenue
             Refunding Bonds, Housing Project, Series 1996A:
       4,515  6.100%, 11/01/15 - FSA Insured                              11/06 at 102.00         AAA       4,613,562
       4,420  6.125%, 11/01/20 - FSA Insured                              11/06 at 102.00         AAA       4,517,240
---------------------------------------------------------------------------------------------------------------------
      14,980 Total Housing/Multifamily                                                                     15,550,669
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.8%

       2,000 Dormitory Authority of the State of New York, FHA-Insured     8/10 at 101.00         AAA       2,127,060
              Nursing Home Mortgage Revenue Bonds, Augustana Lutheran
              Home for the Aged Inc., Series 2000A, 5.500%, 8/01/38 -
              MBIA Insured

       3,665 Dormitory Authority of the State of New York, FHA-Insured     8/11 at 101.00         AAA       3,874,931
              Nursing Home Mortgage Revenue Bonds, Norwegian Christian
              Home and Health Center, Series 2001, 5.200%, 8/01/36 -
              MBIA Insured

       2,000 Dormitory Authority of the State of New York, Insured         7/15 at 100.00         AAA       2,091,400
              Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34
              - FSA Insured

       4,250 East Rochester Housing Authority, New York, FHA-Insured       8/07 at 102.00         AAA       4,409,120
              Mortgage Revenue Bonds, St. John's Meadows Project, Series
              1997A, 5.700%, 8/01/27 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      11,915 Total Long-Term Care                                                                          12,502,511
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 12.7%

             Erie County, New York, General Obligation Bonds, Series
             2003A:
       1,000  5.250%, 3/15/15 - FGIC Insured                               3/13 at 100.00         Aaa       1,088,920
       1,000  5.250%, 3/15/16 - FGIC Insured                               3/13 at 100.00         Aaa       1,084,260
       1,000  5.250%, 3/15/17 - FGIC Insured                               3/13 at 100.00         Aaa       1,081,740
       1,000  5.250%, 3/15/18 - FGIC Insured                               3/13 at 100.00         Aaa       1,081,740

----
37

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     2,000 Erie County, New York, General Obligation Bonds, Series      12/15 at 100.00         AAA $     2,163,860
              2005A, 5.000%, 12/01/18 - MBIA Insured

       2,295 Harborsfield Central School District, Suffolk County, New     6/11 at 100.00         Aaa       2,417,301
              York, General Obligation Bonds, Series 2001, 5.000%,
              6/01/19 - FSA Insured

       2,250 Monroe County, New York, General Obligation Public            3/12 at 100.00         AAA       2,395,282
              Improvement Bonds, Series 2002, 5.000%, 3/01/16 - FGIC
              Insured

       2,000 Monroe-Woodbury Central School District, Orange County, New   5/14 at 100.00         AAA       2,016,260
              York, General Obligation Bonds, Series 2004A, 4.250%,
              5/15/22 - FGIC Insured

             Mount Sinai Union Free School District, Suffolk County, New
             York, General Obligation Refunding Bonds, Series 1992:
         500  6.200%, 2/15/15 - AMBAC Insured                                No Opt. Call         AAA         588,250
       1,035  6.200%, 2/15/16 - AMBAC Insured                                No Opt. Call         AAA       1,234,372

       1,505 Nassau County, North Hempstead, New York, General               No Opt. Call         AAA       1,764,447
              Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14
              - FGIC Insured

          60 New York City, New York, General Obligation Bonds, Fiscal     2/07 at 100.00         AAA          60,126
              Series 1992C, 6.250%, 8/01/10 - FSA Insured

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2001D:
       3,000  5.250%, 8/01/15 - MBIA Insured                               8/10 at 101.00         AAA       3,184,290
       2,000  5.000%, 8/01/16 - FGIC Insured                               8/10 at 101.00         AAA       2,110,060

       2,460 New York City, New York, General Obligation Bonds, Fiscal    11/11 at 101.00         AAA       2,643,983
              Series 2002A, 5.250%, 11/01/15 - MBIA Insured

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2004E:
       2,500  5.000%, 11/01/19 - FSA Insured                              11/14 at 100.00         AAA       2,676,175
       1,050  5.000%, 11/01/20 - FSA Insured                              11/14 at 100.00         AAA       1,123,091

         600 New York City, New York, General Obligation Bonds, Fiscal     3/15 at 100.00         AAA         641,670
              Series 2005J, 5.000%, 3/01/19 - FGIC Insured

       3,000 New York City, New York, General Obligation Bonds, Fiscal     9/15 at 100.00         AAA       3,212,700
              Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

             Rensselaer County, New York, General Obligation Bonds,
             Series 1991:
         960  6.700%, 2/15/13 - AMBAC Insured                                No Opt. Call         AAA       1,124,016
         960  6.700%, 2/15/14 - AMBAC Insured                                No Opt. Call         AAA       1,142,006
         960  6.700%, 2/15/15 - AMBAC Insured                                No Opt. Call         AAA       1,161,629

             Rondout Valley Central School District, Ulster County, New
             York, General Obligation Bonds, Series 1991:
         550  6.850%, 6/15/09 - FGIC Insured                                 No Opt. Call         AAA         597,399
         550  6.850%, 6/15/10 - FGIC Insured                                 No Opt. Call         AAA         612,783

             Saratoga County, Half Moon, New York, Public Improvement
             Bonds, Series 1991:
         385  6.500%, 6/01/09 - AMBAC Insured                                No Opt. Call         AAA         414,218
         395  6.500%, 6/01/10 - AMBAC Insured                                No Opt. Call         AAA         435,183
         395  6.500%, 6/01/11 - AMBAC Insured                                No Opt. Call         AAA         444,339

       1,500 West Islip Union Free School District, Suffolk County, New   10/15 at 100.00         Aaa       1,630,515
              York, General Obligation Bonds, Series 2005, 5.000%,
              10/01/16 - FSA Insured

       1,985 Yonkers, New York, General Obligation Bonds, Series 2005B,    8/15 at 100.00         AAA       2,150,390
              5.000%, 8/01/17 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      38,895 Total Tax Obligation/General                                                                  42,281,005
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 24.8%

         245 Dormitory Authority of the State of New York, Improvement     8/09 at 101.00         AAA         256,539
              Revenue Bonds, Mental Health Services Facilities, Series
              1999D, 5.250%, 2/15/29 - FSA Insured

         220 Dormitory Authority of the State of New York, Improvement     8/10 at 100.00         AAA         230,457
              Revenue Bonds, Mental Health Services Facilities, Series
              2000D, 5.250%, 8/15/30 - FSA Insured

       1,000 Dormitory Authority of the State of New York, Lease Revenue   8/14 at 100.00         AAA       1,050,500
              Bonds, Wayne-Finger Lakes Board of Cooperative Education
              Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

       2,410 Dormitory Authority of the State of New York, Revenue         7/14 at 100.00         AAA       2,573,904
              Bonds, Department of Health, Series 2004-2, 5.000%,
              7/01/20 - FGIC Insured

----
38

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $       950 Dormitory Authority of the State of New York, Revenue         2/15 at 100.00         AAA $       995,676
              Bonds, Mental Health Services Facilities Improvements,
              Series 2005B, 5.000%, 2/15/30 - AMBAC Insured

             Dormitory Authority of the State of New York, Revenue
             Bonds, Mental Health Services Facilities Improvements,
             Series 2005D-1:
       1,400  5.000%, 2/15/15 - FGIC Insured                                 No Opt. Call         AAA       1,518,916
       1,000  5.000%, 8/15/23 - FGIC Insured                               2/15 at 100.00         AAA       1,058,250

             Dormitory Authority of the State of New York, Revenue
             Bonds, School Districts Financing Program, Series 2002D:
       6,275  5.250%, 10/01/23 - MBIA Insured                             10/12 at 100.00         AAA       6,750,706
         875  5.000%, 10/01/30 - MBIA Insured                             10/12 at 100.00         AAA         908,163

         310 Dormitory Authority of the State of New York, State           3/15 at 100.00         AAA         330,038
              Personal Income Tax Revenue Bonds, Series 2005F, 5.000%,
              3/15/21 - FSA Insured

       1,000 Erie County Industrial Development Agency, New York, School   5/12 at 100.00         AAA       1,102,000
              Facility Revenue Bonds, Buffalo City School District,
              Series 2003, 5.750%, 5/01/19 - FSA Insured

       1,100 Erie County Industrial Development Agency, New York, School   5/14 at 100.00         AAA       1,237,544
              Facility Revenue Bonds, Buffalo City School District,
              Series 2004, 5.750%, 5/01/26 - FSA Insured

       5,000 Metropolitan Transportation Authority, New York, Dedicated   11/12 at 100.00         AAA       5,348,650
              Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA
              Insured

             Metropolitan Transportation Authority, New York, State
             Service Contract Refunding Bonds, Series 2002A:
       2,000  5.500%, 1/01/20 - MBIA Insured                               7/12 at 100.00         AAA       2,183,380
       1,350  5.000%, 7/01/25 - FGIC Insured                               7/12 at 100.00         AAA       1,418,904

             New York City Sales Tax Asset Receivable Corporation, New
             York, Dedicated Revenue Bonds, Local Government Assistance
             Corporation, Series 2004A:
       1,500  5.000%, 10/15/24 - MBIA Insured                             10/14 at 100.00         AAA       1,592,925
       1,670  5.000%, 10/15/25 - MBIA Insured                             10/14 at 100.00         AAA       1,771,085
       1,225  5.000%, 10/15/26 - MBIA Insured                             10/14 at 100.00         AAA       1,297,422
       4,020  5.000%, 10/15/29 - AMBAC Insured                            10/14 at 100.00         AAA       4,232,135
         500  5.000%, 10/15/32 - AMBAC Insured                            10/14 at 100.00         AAA         524,630

       1,700 New York City Transitional Finance Authority, New York,      11/11 at 101.00         AAA       1,765,161
              Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%,
              5/01/30 - MBIA Insured

             New York City Transitional Finance Authority, New York,
             Future Tax Secured Bonds, Fiscal Series 2003C:
       2,000  5.250%, 8/01/20 - AMBAC Insured                              8/12 at 100.00         AAA       2,156,160
       1,700  5.250%, 8/01/22 - AMBAC Insured                              8/12 at 100.00         AAA       1,823,879

       1,330 New York City Transitional Finance Authority, New York,       2/13 at 100.00         AAA       1,424,776
              Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%,
              2/01/22 - MBIA Insured

       3,000 New York City Transitional Finance Authority, New York,       2/13 at 100.00         AAA       3,161,250
              Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
              5.000%, 2/01/22 - MBIA Insured

             New York Convention Center Development Corporation, Hotel
             Unit Fee Revenue Bonds, Series 2005:
       1,330  5.000%, 11/15/30 - AMBAC Insured                            11/15 at 100.00         AAA       1,398,522
       3,170  5.000%, 11/15/44 - AMBAC Insured                            11/15 at 100.00         AAA       3,300,794

       2,000 New York State Local Government Assistance Corporation,         No Opt. Call         AAA       2,223,400
              Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

             New York State Municipal Bond Bank Agency, Buffalo, Special
             Program Revenue Bonds, Series 2001A:
       1,185  5.250%, 5/15/25 - AMBAC Insured                              5/11 at 100.00         AAA       1,251,016
       1,250  5.250%, 5/15/26 - AMBAC Insured                              5/11 at 100.00         AAA       1,319,638

       1,000 New York State Thruway Authority, Highway and Bridge Trust    4/14 at 100.00         AAA       1,055,780
              Fund Bonds, Second Generation, Series 2004, 5.000%,
              4/01/23 - MBIA Insured

       5,385 New York State Thruway Authority, Highway and Bridge Trust      No Opt. Call         AAA       6,234,215
              Fund Bonds, Second Generation, Series 2005B, 5.500%,
              4/01/20 - AMBAC Insured

       1,500 New York State Thruway Authority, State Personal Income Tax   9/14 at 100.00         AAA       1,586,895
              Revenue Bonds, Series 2004A, 5.000%, 3/15/24 - AMBAC
              Insured

----
39

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             New York State Tobacco Settlement Financing Corporation,
             Tobacco Settlement Asset-Backed and State Contingency
             Contract-Backed Bonds, Series 2003A-1:
 $     3,900  5.250%, 6/01/20 - AMBAC Insured                              6/13 at 100.00         AAA $     4,196,400
         250  5.250%, 6/01/21 - AMBAC Insured                              6/13 at 100.00         AAA         268,388
       5,400  5.250%, 6/01/22 - AMBAC Insured                              6/13 at 100.00         AAA       5,787,234

         675 Niagara Falls City School District, Niagara County, New       6/15 at 100.00         AAA         706,469
              York, Certificates of Participation, High School Facility,
              Series 2005, 5.000%, 6/15/28 - FSA Insured

             Puerto Rico Highway and Transportation Authority, Highway
             Revenue Refunding Bonds, Series 2002E:
       1,525  5.500%, 7/01/14 - FSA Insured                                  No Opt. Call         AAA       1,708,458
       4,000  5.500%, 7/01/18 - FSA Insured                                  No Opt. Call         AAA       4,575,240
---------------------------------------------------------------------------------------------------------------------
      76,350 Total Tax Obligation/Limited                                                                  82,325,499
---------------------------------------------------------------------------------------------------------------------
             Transportation - 14.0%

       2,500 Albany County Airport Authority, New York, Airport Revenue   12/07 at 102.00         AAA       2,597,050
              Bonds, Series 1997, 5.500%, 12/15/19 - FSA Insured
              (Alternative Minimum Tax)

       3,450 Metropolitan Transportation Authority, New York,             11/12 at 100.00         AAA       4,451,949
              Transportation Revenue Bonds, DRIVERS Series 267, Series
              2002E, 8.799%, 11/15/18 - MBIA Insured (IF)

       1,500 Metropolitan Transportation Authority, New York,                No Opt. Call         AAA       1,639,860
              Transportation Revenue Bonds, Series 2003A,
              5.000%, 11/15/15 - FGIC Insured

       4,250 Metropolitan Transportation Authority, New York,             11/12 at 100.00         AAA       4,661,825
              Transportation Revenue Refunding Bonds, Series 2002A,
              5.500%, 11/15/18 - AMBAC Insured

       2,615 New York State Thruway Authority, General Revenue Bonds,      1/15 at 100.00         AAA       2,744,730
              Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

             New York State Thruway Authority, General Revenue Bonds,
             Series 2005G:
       1,000  5.000%, 1/01/30 - FSA Insured                                7/15 at 100.00         AAA       1,053,570
       3,500  5.000%, 1/01/32 - FSA Insured                                7/15 at 100.00         AAA       3,682,210

             Niagara Frontier Airport Authority, New York, Airport
             Revenue Bonds, Buffalo Niagara International Airport,
             Series 1998:
       1,000  5.000%, 4/01/18 - FGIC Insured (Alternative Minimum Tax)     4/08 at 101.00         AAA       1,021,230
       1,500  5.000%, 4/01/28 - FGIC Insured (Alternative Minimum Tax)     4/08 at 101.00         AAA       1,523,265

       3,000 Niagara Frontier Airport Authority, New York, Airport         4/09 at 101.00         AAA       3,157,050
              Revenue Bonds, Buffalo Niagara International Airport,
              Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative
              Minimum Tax)

             Port Authority of New York and New Jersey, Consolidated
             Revenue Bonds, One Hundred Fortieth Series 2005:
       1,000  5.000%, 12/01/19 - FSA Insured                               6/15 at 101.00         AAA       1,079,920
       2,000  5.000%, 12/01/28 - XLCA Insured                              6/15 at 101.00         AAA       2,117,100
       1,100  5.000%, 12/01/31 - XLCA Insured                              6/15 at 101.00         AAA       1,161,105

       2,000 Port Authority of New York and New Jersey, Consolidated      10/07 at 101.00         AAA       2,062,760
              Revenue Bonds, One Hundred Twentieth Series 2000, 5.750%,
              10/15/26 - MBIA Insured (Alternative Minimum Tax)

       3,000 Port Authority of New York and New Jersey, Special Project   12/07 at 100.00         AAA       3,072,600
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 5.750%, 12/01/25 - MBIA Insured (Alternative Minimum
              Tax)

       3,535 Triborough Bridge and Tunnel Authority, New York, General    11/13 at 100.00         AAA       4,477,431
              Purpose Revenue Bonds, DRIVERS, Series 342, 8.017%,
              11/15/20 - AMBAC Insured (IF)

       2,500 Triborough Bridge and Tunnel Authority, New York, General     1/12 at 100.00         AAA       2,672,750
              Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/19 -
              FGIC Insured

             Triborough Bridge and Tunnel Authority, New York,
             Subordinate Lien General Purpose Revenue Refunding Bonds,
             Series 2002E:
         780  5.500%, 11/15/20 - MBIA Insured                                No Opt. Call         AAA         908,115
       2,300  5.250%, 11/15/22 - MBIA Insured                             11/12 at 100.00         AAA       2,477,422
---------------------------------------------------------------------------------------------------------------------
      42,530 Total Transportation                                                                          46,561,942
---------------------------------------------------------------------------------------------------------------------

----
40

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed - 8.4% (3)

               Camden Central School District, Oneida County, New York,
               General Obligation Bonds, Series 1991:
 $       600    7.100%, 6/15/09 - AMBAC Insured (ETM)                          No Opt. Call         AAA $       656,622
         275    7.100%, 6/15/10 - AMBAC Insured (ETM)                          No Opt. Call         AAA         309,169

       1,000   Dormitory Authority of the State of New York, Insured         7/09 at 101.00         AAA       1,069,340
                Revenue Bonds, New Island Hospital, Series 1999A, 5.750%,
                7/01/19 (Pre-refunded 7/01/09) - AMBAC Insured

       1,500   Dormitory Authority of the State of New York, Revenue         3/13 at 100.00         AAA       1,620,915
                Bonds, State Personal Income Tax, Series 2003A, 5.000%,
                3/15/32 (Pre-refunded 3/15/13) - FGIC Insured

       1,000   Dormitory Authority of the State of New York, Revenue         5/12 at 101.00         AAA       1,080,540
                Bonds, State University Educational Facilities, Series
                2002A, 5.000%, 5/15/27 (Pre-refunded 5/15/12) - FGIC
                Insured

       5,280   Dormitory Authority of the State of New York, Revenue         7/10 at 101.00         AAA       4,636,526
                Bonds, University of Rochester, Series 2000A, 0.000%,
                7/01/25 (Pre-refunded 7/01/10) - MBIA Insured

       1,000   Erie County Water Authority, New York, Water Revenue Bonds,     No Opt. Call         AAA       1,147,750
                Series 1990B, 6.750%, 12/01/14 - AMBAC Insured (ETM)

         500   Greece Central School District, Monroe County, New York,        No Opt. Call         AAA         532,975
                General Obligation Bonds, School District Bonds, Series
                1992, 6.000%, 6/15/09 - FGIC Insured (ETM)

       3,040   Metropolitan Transportation Authority, New York, Commuter     7/07 at 102.00         AAA       3,134,301
                Facilities Revenue Bonds, Series 1997B, 5.125%, 7/01/24 -
                AMBAC Insured (ETM)

       3,500   Metropolitan Transportation Authority, New York, Commuter     7/13 at 100.00         AAA       3,791,025
                Facilities Revenue Bonds, Series 1997E, 5.000%, 7/01/21
                (Pre-refunded 7/01/13) - AMBAC Insured

               Metropolitan Transportation Authority, New York, Dedicated
               Tax Fund Bonds, Series 1998A:
       2,865    4.500%, 4/01/18 (Pre-refunded 10/01/15) - FGIC Insured      10/15 at 100.00         AAA       3,023,406
       1,800    4.750%, 4/01/28 (Pre-refunded 10/01/15) - FGIC Insured      10/15 at 100.00         AAA       1,930,986

               Metropolitan Transportation Authority, New York, Dedicated
               Tax Fund Bonds, Series 1999A:
       1,000    5.000%, 4/01/17 (Pre-refunded 10/01/14) - FSA Insured       10/14 at 100.00         AAA       1,091,180
         500    5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured       10/14 at 100.00         AAA         545,590

               New York State Thruway Authority, Highway and Bridge Trust
               Fund Bonds, Series 2002A:
       1,000    5.250%, 4/01/18 (Pre-refunded 4/01/12) - FSA Insured         4/12 at 100.00         AAA       1,083,540
       1,000    5.250%, 4/01/19 (Pre-refunded 4/01/12) - FSA Insured         4/12 at 100.00         AAA       1,083,540

       1,000   New York State Urban Development Corporation, State           3/13 at 100.00         AAA       1,109,500
                Personal Income Tax Revenue Bonds, State Facilities and
                Equipment, Series 2002C-1, 5.500%, 3/15/20 (Pre-refunded
                3/15/13) - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
      26,860   Total U.S. Guaranteed                                                                         27,846,905
--------------------------------------------------------------------------------------------------------------------------
               Utilities - 5.5%

               Long Island Power Authority, New York, Electric System
               General Revenue Bonds, Series 1998A:
       6,000    0.000%, 12/01/19 - FSA Insured                                 No Opt. Call         AAA       3,472,620
       2,170    5.125%, 12/01/22 - FSA Insured                               6/08 at 101.00         AAA       2,238,420

               Long Island Power Authority, New York, Electric System
               General Revenue Bonds, Series 2000A:
       2,000    0.000%, 6/01/24 - FSA Insured                                  No Opt. Call         AAA         941,500
       2,000    0.000%, 6/01/25 - FSA Insured                                  No Opt. Call         AAA         899,080

               Long Island Power Authority, New York, Electric System
               General Revenue Bonds, Series 2001A:
       1,500    5.000%, 9/01/27 - FSA Insured                                9/11 at 100.00         AAA       1,563,225
       1,500    5.250%, 9/01/28 - FSA Insured                                9/11 at 100.00         AAA       1,588,395

               Long Island Power Authority, New York, Electric System
               General Revenue Bonds, Series 2006A:
       3,300    5.000%, 12/01/23 - FGIC Insured                              6/16 at 100.00         AAA       3,518,757
       2,900    5.000%, 12/01/25 - FGIC Insured                              6/16 at 100.00         AAA       3,085,049

       1,000   New York State Energy Research and Development Authority,     3/09 at 102.00         AAA       1,047,730
                Electric Facilities Revenue Bonds, Long Island Lighting
                Company, Series 1995A, 5.300%, 8/01/25 - MBIA Insured
                (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
      22,370   Total Utilities                                                                               18,354,776
--------------------------------------------------------------------------------------------------------------------------

----
41

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 3.5%

 $       405 New York City Municipal Water Finance Authority, New York,   6/10 at 101.00         AAA $       440,774
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2000B, 6.000%, 6/15/33 - MBIA Insured

       3,000 New York City Municipal Water Finance Authority, New York,   6/11 at 100.00         AAA       3,165,780
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2002A, 5.250%, 6/15/33 - FGIC Insured

       3,340 New York City Municipal Water Finance Authority, New York,   6/15 at 100.00         AAA       3,528,176
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2005C, 5.000%, 6/15/27 - MBIA Insured

          40 New York State Environmental Facilities Corporation, State   9/06 at 100.00         AAA          40,116
              Water Pollution Control Revolving Fund Pooled Revenue
              Bonds, Series 1990C, 7.200%, 3/15/11 - MBIA Insured

       4,000 Suffolk County Water Authority, New York, Waterworks         6/15 at 100.00         AAA       4,218,560
              Revenue Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
      10,785 Total Water and Sewer                                                                        11,393,406
--------------------------------------------------------------------------------------------------------------------
 $   314,365 Total Investments (cost $314,948,640) - 99.5%                                               330,200,700
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.5%                                                          1,800,315
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                       $   332,001,015
             -------------------------------------------------------------------------------------------------------

           Primarily all of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
         (ETM) Escrowed to maturity.
          (IF) Inverse floating rate investment.

                                See accompanying notes to financial statements.

----
42

Statement of Assets and Liabilities (Unaudited)
August 31, 2006


                                                                                        Connecticut    New Jersey     New York
-------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $268,558,820, $174,951,743, $356,040,110 and
 $314,948,640, respectively)                                                          $280,369,488  $181,539,996  $372,709,756
Cash                                                                                            --     2,719,068     1,826,934
Unrealized appreciation on forward swaps                                                        --            --       227,663
Receivables:
  Interest                                                                               3,329,813     2,214,597     5,081,229
  Investments sold                                                                      10,468,372        35,000        15,000
  Shares sold                                                                              257,882        19,595       541,243
  Variation margin on futures contracts                                                     11,000            --            --
Other assets                                                                                12,332            74        16,987
-------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                       294,448,887   186,528,330   380,418,812
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                           2,464,752            --            --
Payables:
  Investments purchased                                                                  3,000,000            --            --
  Shares redeemed                                                                          325,755        39,994       329,943
Unrealized depreciation on forward swaps                                                        --            --       104,283
Accrued expenses:
  Management fees                                                                          128,595        82,557       166,977
  12b-1 distribution and service fees                                                       79,545        47,375        78,861
  Other                                                                                     72,068        49,002        78,977
Dividends payable                                                                          920,359       571,203     1,260,236
-------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                    6,991,074       790,131     2,019,277
-------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                            $287,457,813  $185,738,199  $378,399,535
-------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                            $220,013,547  $ 82,630,925  $167,629,243
Shares outstanding                                                                      20,701,634     7,684,917    15,494,673
Net asset value per share                                                             $      10.63  $      10.75  $      10.82
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                                     $      11.10  $      11.22  $      11.29
-------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                            $ 22,296,480  $ 19,372,923  $ 28,918,234
Shares outstanding                                                                       2,099,058     1,801,254     2,672,810
Net asset value and offering price per share                                          $      10.62  $      10.76  $      10.82
-------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                            $ 38,043,412  $ 28,158,787  $ 43,758,918
Shares outstanding                                                                       3,582,743     2,627,245     4,041,098
Net asset value and offering price per share                                          $      10.62  $      10.72  $      10.83
-------------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                            $  7,104,374  $ 55,575,564  $138,093,140
Shares outstanding                                                                         665,578     5,157,618    12,736,113
Net asset value and offering price per share                                          $      10.67  $      10.78  $      10.84
-------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                       $275,267,965  $179,119,811  $361,212,597
Undistributed (Over-distribution of) net investment income                                (127,074)     (156,197)       53,925
Accumulated net realized gain (loss) from investments and derivative transactions          484,600       186,332       339,987
Net unrealized appreciation (depreciation) of investments and derivative transactions   11,832,322     6,588,253    16,793,026
-------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                            $287,457,813  $185,738,199  $378,399,535
-------------------------------------------------------------------------------------------------------------------------------

                                                                                           New York
                                                                                            Insured
---------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $268,558,820, $174,951,743, $356,040,110 and
 $314,948,640, respectively)                                                          $330,200,700
Cash                                                                                     1,081,369
Unrealized appreciation on forward swaps                                                        --
Receivables:
  Interest                                                                               3,747,077
  Investments sold                                                                          10,000
  Shares sold                                                                              102,566
  Variation margin on futures contracts                                                         --
Other assets                                                                                30,064
---------------------------------------------------------------------------------------------------
    Total assets                                                                       335,171,776
---------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                  --
Payables:
  Investments purchased                                                                  1,518,516
  Shares redeemed                                                                          269,863
Unrealized depreciation on forward swaps                                                        --
Accrued expenses:
  Management fees                                                                          147,746
  12b-1 distribution and service fees                                                       36,849
  Other                                                                                    109,018
Dividends payable                                                                        1,088,769
---------------------------------------------------------------------------------------------------
    Total liabilities                                                                    3,170,761
---------------------------------------------------------------------------------------------------
Net assets                                                                            $332,001,015
---------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                            $ 89,294,552
Shares outstanding                                                                       8,612,817
Net asset value per share                                                             $      10.37
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                                     $      10.82
---------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                            $ 15,284,944
Shares outstanding                                                                       1,470,447
Net asset value and offering price per share                                          $      10.39
---------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                            $ 14,892,202
Shares outstanding                                                                       1,435,841
Net asset value and offering price per share                                          $      10.37
---------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                            $212,529,317
Shares outstanding                                                                      20,434,188
Net asset value and offering price per share                                          $      10.40
---------------------------------------------------------------------------------------------------

Net Assets Consist of:
---------------------------------------------------------------------------------------------------
Capital paid-in                                                                       $316,069,546
Undistributed (Over-distribution of) net investment income                                (420,182)
Accumulated net realized gain (loss) from investments and derivative transactions        1,099,591
Net unrealized appreciation (depreciation) of investments and derivative transactions   15,252,060
---------------------------------------------------------------------------------------------------
Net assets                                                                            $332,001,015
---------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
43

Statement of Operations (Unaudited)
Six Months Ended August 31, 2006

                                                                                                   New York
                                                          Connecticut  New Jersey     New York      Insured
-----------------------------------------------------------------------------------------------------------
Investment Income                                        $ 7,048,896  $4,197,311  $ 9,345,288  $ 7,956,678
-----------------------------------------------------------------------------------------------------------
Expenses
Management fees                                              767,350     471,851      976,916      887,363
12b-1 service fees - Class A                                 222,629      80,445      161,721       89,264
12b-1 distribution and service fees - Class B                110,695      97,227      143,279       76,584
12b-1 distribution and service fees - Class C                143,778     104,837      160,172       57,222
Shareholders' servicing agent fees and expenses               69,253      62,546      106,270      102,467
Custodian's fees and expenses                                 41,835      28,514       49,020       60,596
Trustees' fees and expenses                                    3,404       2,075        4,294        4,076
Professional fees                                             10,453       7,817       12,091       11,346
Shareholders' reports - printing and mailing expenses         15,574      14,176       26,081       25,347
Federal and state registration fees                            2,178       1,568        2,226        1,915
Other expenses                                                 4,876       2,938        5,956        5,824
-----------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                 1,392,025     873,994    1,648,026    1,322,004
  Custodian fee credit                                       (20,624)    (16,053)     (26,370)     (13,636)
-----------------------------------------------------------------------------------------------------------
Net expenses                                               1,371,401     857,941    1,621,656    1,308,368
-----------------------------------------------------------------------------------------------------------
Net investment income                                      5,677,495   3,339,370    7,723,632    6,648,310
-----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
  Investments                                                159,983      55,458      451,247      856,755
  Futures                                                    114,546          --           --           --
Net change in unrealized appreciation (depreciation) of:
  Investments                                             (1,152,208)   (459,073)  (1,355,445)  (2,542,629)
  Futures                                                     21,654          --           --           --
  Forward swaps                                                   --          --      123,380           --
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                     (856,025)   (403,615)    (780,818)  (1,685,874)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations    $ 4,821,470  $2,935,755  $ 6,942,814  $ 4,962,436
-----------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
44

Statement of Changes in Net Assets (Unaudited)

                                                                             Connecticut
                                                                   ------------------------------
                                                                   Six Months Ended     Year Ended
                                                                            8/31/06        2/28/06
---------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $  5,677,495  $ 11,575,660
Net realized gain (loss) from:
  Investments                                                               159,983     1,247,488
  Futures                                                                   114,546            --
Net change in unrealized appreciation (depreciation) of:
  Investments                                                            (1,152,208)   (3,036,564)
  Futures                                                                    21,654            --
  Forward swaps                                                                  --            --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                     4,821,470     9,786,584
---------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                (4,422,677)   (9,296,715)
  Class B                                                                  (374,939)     (920,681)
  Class C                                                                  (653,357)   (1,317,991)
  Class R                                                                  (112,499)     (170,372)
From accumulated net realized gains:
  Class A                                                                        --      (952,239)
  Class B                                                                        --      (111,320)
  Class C                                                                        --      (159,382)
  Class R                                                                        --       (16,403)
---------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (5,563,472)  (12,945,103)
---------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                             17,399,283    39,096,312
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                         2,596,997     6,192,479
---------------------------------------------------------------------------------------------------
                                                                         19,996,280    45,288,791
Cost of shares redeemed                                                 (25,028,243)  (39,380,724)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       (5,031,963)    5,908,067
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                    (5,773,965)    2,749,548
Net assets at the beginning of period                                   293,231,778   290,482,230
---------------------------------------------------------------------------------------------------
Net assets at the end of period                                        $287,457,813  $293,231,778
---------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
 at the end of period                                                  $   (127,074) $   (241,097)
---------------------------------------------------------------------------------------------------

                                                                             New Jersey
                                                                   ------------------------------
                                                                   Six Months Ended     Year Ended
                                                                            8/31/06        2/28/06
--------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $  3,339,370  $  6,580,926
Net realized gain (loss) from:
  Investments                                                                55,458       993,770
  Futures                                                                        --            --
Net change in unrealized appreciation (depreciation) of:
  Investments                                                              (459,073)   (1,257,781)
  Futures                                                                        --            --
  Forward swaps                                                                  --            --
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                     2,935,755     6,316,915
--------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                (1,551,604)   (3,110,306)
  Class B                                                                  (316,409)     (779,810)
  Class C                                                                  (463,813)     (995,575)
  Class R                                                                  (956,808)   (1,843,737)
From accumulated net realized gains:
  Class A                                                                        --      (304,927)
  Class B                                                                        --       (91,015)
  Class C                                                                        --      (112,120)
  Class R                                                                        --      (172,072)
--------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (3,288,634)   (7,409,562)
--------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                             23,784,774    20,901,410
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                         2,161,848     4,942,099
--------------------------------------------------------------------------------------------------
                                                                         25,946,622    25,843,509
Cost of shares redeemed                                                 (13,295,526)  (21,648,832)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       12,651,096     4,194,677
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                    12,298,217     3,102,030
Net assets at the beginning of period                                   173,439,982   170,337,952
--------------------------------------------------------------------------------------------------
Net assets at the end of period                                        $185,738,199  $173,439,982
--------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
 at the end of period                                                  $   (156,197) $   (206,933)
--------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
45

                                                                              New York
                                                                   ------------------------------
                                                                   Six Months Ended     Year Ended
                                                                            8/31/06        2/28/06
---------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $  7,723,632  $ 15,209,663
Net realized gain (loss) from:
  Investments                                                               451,247     1,089,825
  Futures                                                                        --            --
Net change in unrealized appreciation (depreciation) of:
  Investments                                                            (1,355,445)   (3,184,362)
  Futures                                                                        --            --
  Forward swaps                                                             123,380            --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                     6,942,814    13,115,126
---------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                (3,279,202)   (6,118,767)
  Class B                                                                  (504,319)   (1,171,945)
  Class C                                                                  (759,614)   (1,471,337)
  Class R                                                                (2,923,990)   (6,132,335)
From accumulated net realized gains:
  Class A                                                                        --      (682,503)
  Class B                                                                        --      (141,611)
  Class C                                                                        --      (182,111)
  Class R                                                                        --      (598,382)
---------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (7,467,125)  (16,498,991)
---------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                             33,959,616    75,327,447
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                         4,633,762    10,204,134
---------------------------------------------------------------------------------------------------
                                                                         38,593,378    85,531,581
Cost of shares redeemed                                                 (31,850,295)  (50,779,649)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions        6,743,083    34,751,932
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                     6,218,772    31,368,067
Net assets at the beginning of period                                   372,180,763   340,812,696
---------------------------------------------------------------------------------------------------
Net assets at the end of period                                        $378,399,535  $372,180,763
---------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
 at the end of period                                                  $     53,925  $   (202,582)
---------------------------------------------------------------------------------------------------

                                                                          New York Insured
                                                                   ------------------------------
                                                                   Six Months Ended     Year Ended
                                                                            8/31/06        2/28/06
--------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $  6,648,310  $ 14,242,478
Net realized gain (loss) from:
  Investments                                                               856,755     5,221,469
  Futures                                                                        --            --
Net change in unrealized appreciation (depreciation) of:
  Investments                                                            (2,542,629)   (8,016,282)
  Futures                                                                        --            --
  Forward swaps                                                                  --            --
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                     4,962,436    11,447,665
--------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                (1,740,186)   (3,556,051)
  Class B                                                                  (252,371)     (658,569)
  Class C                                                                  (252,852)     (561,351)
  Class R                                                                (4,380,388)   (9,428,193)
From accumulated net realized gains:
  Class A                                                                        --    (1,839,205)
  Class B                                                                        --      (386,140)
  Class C                                                                        --      (338,544)
  Class R                                                                        --    (4,521,407)
--------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (6,625,797)  (21,289,460)
--------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                              7,445,645    20,956,907
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                         4,751,563    15,722,214
--------------------------------------------------------------------------------------------------
                                                                         12,197,208    36,679,121
Cost of shares redeemed                                                 (23,776,097)  (46,634,914)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions      (11,578,889)   (9,955,793)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   (13,242,250)  (19,797,588)
Net assets at the beginning of period                                   345,243,265   365,040,853
--------------------------------------------------------------------------------------------------
Net assets at the end of period                                        $332,001,015  $345,243,265
--------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
 at the end of period                                                  $   (420,182) $   (442,695)
--------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
46

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Connecticut Municipal Bond Fund ("Connecticut"), Nuveen New Jersey Municipal Bond Fund ("New Jersey"), Nuveen New York Municipal Bond Fund ("New York") and Nuveen New York Insured Municipal Bond Fund ("New York Insured") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide tax-free income and preservation of capital through investments in diversified portfolios of municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contacts are also provided by an independent pricing service approved by each Fund's Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence or such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, futures contact or forward swap contact, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2006, Connecticut had outstanding when-issued/delayed delivery purchase commitments of $3,000,000. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Insurance
New York Insured invests primarily in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary


----
47

Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Inverse Floating Rate Securities
The Funds are authorized to invest in inverse floating rate securities. During the six months ended August 31, 2006, each Fund invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are valued daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond.

Forward Swap Transactions
The Funds are authorized to invest in forward swap transactions. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract, and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Futures Contracts
The Funds are authorized to invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates, as a substitute for a position in the underlying asset, or to enhance the portfolio's return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records realized gains or losses equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the value of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.


----
48

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                        Connecticut
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                             8/31/06                   2/28/06
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              944,849  $  9,923,120   2,549,248  $ 27,263,869
  Class A - automatic conversion of Class B shares      49,359       518,663     134,925     1,439,889
  Class B                                               15,313       160,985      86,755       928,843
  Class C                                              349,833     3,673,326     808,108     8,644,116
  Class R                                              296,387     3,123,189      76,701       819,595
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              200,632     2,107,668     452,262     4,837,542
  Class B                                               14,866       156,185      44,892       479,856
  Class C                                               26,029       273,222      69,026       737,570
  Class R                                                5,678        59,922      12,796       137,511
-------------------------------------------------------------------------------------------------------
                                                     1,902,946    19,996,280   4,234,713    45,288,791
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (1,688,630)  (17,729,724) (2,502,066)  (26,770,201)
  Class B                                             (212,562)   (2,232,680)   (415,266)   (4,457,237)
  Class B - automatic conversion to Class A shares     (49,363)     (518,663)   (135,027)   (1,439,889)
  Class C                                             (385,101)   (4,040,891)   (609,173)   (6,532,684)
  Class R                                              (48,004)     (506,285)    (16,799)     (180,713)
-------------------------------------------------------------------------------------------------------
                                                    (2,383,660)  (25,028,243) (3,678,331)  (39,380,724)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                               (480,714) $ (5,031,963)    556,382  $  5,908,067
-------------------------------------------------------------------------------------------------------


----
49

                                                                        New Jersey
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                             8/31/06                   2/28/06
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              527,715  $  5,618,459   1,228,892  $ 13,284,672
  Class A - automatic conversion of Class B shares     123,205     1,311,650      60,505       652,157
  Class B                                               50,196       532,719     132,675     1,433,556
  Class C                                              251,479     2,665,387     376,697     4,067,021
  Class R                                            1,280,965    13,656,559     135,186     1,464,004
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              100,543     1,069,126     215,368     2,327,346
  Class B                                               14,503       154,288      37,635       406,583
  Class C                                               24,208       256,628      58,925       634,608
  Class R                                               63,997       681,806     145,359     1,573,562
-------------------------------------------------------------------------------------------------------
                                                     2,436,811    25,946,622   2,391,242    25,843,509
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (486,507)   (5,176,608)   (874,893)   (9,452,095)
  Class B                                             (171,725)   (1,824,492)   (407,491)   (4,414,494)
  Class B - automatic conversion to Class A shares    (123,170)   (1,311,650)    (60,522)     (652,157)
  Class C                                             (259,741)   (2,753,768)   (404,574)   (4,346,270)
  Class R                                             (209,581)   (2,229,008)   (257,453)   (2,783,816)
-------------------------------------------------------------------------------------------------------
                                                    (1,250,724)  (13,295,526) (2,004,933)  (21,648,832)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                              1,186,087  $ 12,651,096     386,309  $  4,194,677
-------------------------------------------------------------------------------------------------------

                                                                         New York
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                             8/31/06                   2/28/06
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            2,118,228  $ 22,633,306   5,163,385  $ 56,242,414
  Class A - automatic conversion of Class B shares      44,642       477,239     130,933     1,426,562
  Class B                                               49,971       535,887     181,158     1,976,125
  Class C                                              508,649     5,450,750   1,117,431    12,189,236
  Class R                                              454,763     4,862,434     321,412     3,493,110
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              174,783     1,869,262     333,178     3,624,052
  Class B                                               23,539       251,812      59,679       649,497
  Class C                                               33,346       357,093      71,575       779,324
  Class R                                              201,052     2,155,595     472,207     5,151,261
-------------------------------------------------------------------------------------------------------
                                                     3,608,973    38,593,378   7,850,958    85,531,581
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (1,603,918)  (17,135,845) (2,528,987)  (27,413,343)
  Class B                                             (273,487)   (2,924,024)   (495,117)   (5,379,765)
  Class B - automatic conversion to Class A shares     (44,642)     (477,239)   (130,881)   (1,426,562)
  Class C                                             (458,515)   (4,917,101)   (630,446)   (6,862,227)
  Class R                                             (596,503)   (6,396,086)   (888,519)   (9,697,752)
-------------------------------------------------------------------------------------------------------
                                                    (2,977,065)  (31,850,295) (4,673,950)  (50,779,649)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                631,908  $  6,743,083   3,177,008  $ 34,751,932
-------------------------------------------------------------------------------------------------------


----
50

                                                                     New York Insured
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                             8/31/06                   2/28/06
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              526,707  $  5,393,822   1,487,684  $ 15,752,201
  Class A - automatic conversion of Class B shares      92,587       949,451      79,821       845,238
  Class B                                               30,733       315,960      53,220       568,329
  Class C                                               24,132       247,803     195,865     2,079,438
  Class R                                               52,242       538,609     162,226     1,711,701
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              116,348     1,193,323     360,235     3,779,085
  Class B                                               13,899       142,934      57,619       606,171
  Class C                                               11,893       122,029      38,885       407,945
  Class R                                              320,152     3,293,277   1,037,844    10,929,013
-------------------------------------------------------------------------------------------------------
                                                     1,188,693    12,197,208   3,473,399    36,679,121
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (832,184)   (8,523,781) (1,343,190)  (14,168,603)
  Class B                                             (193,297)   (1,995,835)   (451,629)   (4,758,492)
  Class B - automatic conversion to Class A shares     (92,391)     (949,451)    (79,631)     (845,238)
  Class C                                             (115,275)   (1,183,140)   (350,635)   (3,690,757)
  Class R                                           (1,083,239)  (11,123,890) (2,185,326)  (23,171,824)
-------------------------------------------------------------------------------------------------------
                                                    (2,316,386)  (23,776,097) (4,410,411)  (46,634,914)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                             (1,127,693) $(11,578,889)   (937,012) $ (9,955,793)
-------------------------------------------------------------------------------------------------------

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments, futures and forward transactions) during the six months ended August 31, 2006, were as follows:

                                                                  New York
                           Connecticut  New Jersey    New York     Insured
      --------------------------------------------------------------------
      Purchases            $23,216,263 $16,401,169 $25,782,298 $12,152,254
      Sales and maturities  34,148,787   7,875,700  18,231,415  19,961,338
      --------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their Federal tax basis treatment and have no impact on the net asset value of the Funds. Temporary differences do not require reclassification.

At August 31, 2006, the cost of investments was as follows:

                                                                   New York
                         Connecticut   New Jersey     New York      Insured
    -----------------------------------------------------------------------
    Cost of investments $268,442,407 $174,909,199 $355,745,206 $314,887,095
    -----------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

                                                                                        New York
                                               Connecticut  New Jersey     New York      Insured
------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                $12,087,330  $6,835,850  $17,265,604  $15,487,175
  Depreciation                                   (160,249)   (205,053)    (301,054)    (173,570)
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
 investments                                  $11,927,081  $6,630,797  $16,964,550  $15,313,605
------------------------------------------------------------------------------------------------


----
51

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2006, the Funds' last tax year end, were as follows:

                                                                          New York
                                          Connecticut New Jersey New York  Insured
----------------------------------------------------------------------------------
Undistributed net tax-exempt income*         $489,939   $287,331 $715,872 $597,699
Undistributed net ordinary income**            24,906         --       --       --
Undistributed net long-term capital gains     210,071    130,874       --  242,836
----------------------------------------------------------------------------------

 * Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 9, 2006, paid on March 1, 2006.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended February 28, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                                                     New York
                                               Connecticut New Jersey    New York     Insured
---------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $11,733,636 $6,771,459 $14,912,226 $14,294,437
Distributions from net ordinary income**            23,781         --       4,229       3,415
Distributions from net long-term capital gains   1,239,344    680,134   1,599,471   7,085,296
---------------------------------------------------------------------------------------------

 ** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

New York elected to defer net realized losses from investments incurred from November 1, 2005 through February 28, 2006 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $87,929 were treated as having arisen on the first day of the current fiscal year.

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of August 31, 2006, the complex-level fee rate was .1863%.

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.


----
52

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of New York and New York Insured in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .75% of the average daily net assets of New York and ..975% of the average daily net assets of New York Insured. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended August 31, 2006, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                                                   New York
                                                   Connecticut New Jersey New York  Insured
-------------------------------------------------------------------------------------------
Sales charges collected                               $145,772    $56,197 $132,669  $73,560
Paid to authorized dealers                             124,229     47,928  119,099   64,296
-------------------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended August 31, 2006, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                                                                   New York
                                                   Connecticut New Jersey New York  Insured
-------------------------------------------------------------------------------------------
Commission advances                                    $42,935    $43,702 $110,490  $29,683
-------------------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2006, the Distributor retained such 12b-1 fees as follows:

                                                                                   New York
                                                   Connecticut New Jersey New York  Insured
-------------------------------------------------------------------------------------------
12b-1 fees retained                                   $123,703    $98,391 $158,260  $67,858
-------------------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2006, as follows:

                                                                                   New York
                                                   Connecticut New Jersey New York  Insured
-------------------------------------------------------------------------------------------
CDSC retained                                          $36,269    $30,009  $44,418  $26,546
-------------------------------------------------------------------------------------------

6. New Accounting Pronouncement

Financial Accounting Standards Board Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.


----
53

7. Subsequent Event

Distributions to Shareholders
The Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 2, 2006, to shareholders of record on September 8, 2006, as follows:

                                                              New York
                              Connecticut New Jersey New York  Insured
          ------------------------------------------------------------
          Dividend per share:
            Class A                $.0350     $.0345   $.0365   $.0335
            Class B                 .0285      .0275    .0300    .0270
            Class C                 .0300      .0295    .0320    .0285
            Class R                 .0370      .0360    .0385    .0350
          ------------------------------------------------------------


----
54

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                 Investment Operations       Less Distributions
                                              --------------------------- -----------------------


CONNECTICUT




                                                               Net
                                    Beginning       Net  Realized/            Net                  Ending
                                          Net   Invest- Unrealized        Invest-                     Net
                                        Asset      ment       Gain           ment  Capital          Asset     Total
Year Ended February 28/29,              Value Income(a)     (Loss)  Total  Income    Gains   Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------
Class A (7/87)
 2007(e)                               $10.65      $.21      $(.02)  $.19   $(.21)   $  --  $(.21) $10.63      1.82%
 2006                                   10.77       .44       (.06)   .38    (.45)    (.05)  (.50)  10.65      3.55
 2005                                   10.99       .48       (.18)   .30    (.48)    (.04)  (.52)  10.77      2.89
 2004                                   10.88       .50        .15    .65    (.50)    (.04)  (.54)  10.99      6.21
 2003                                   10.67       .52        .26    .78    (.53)    (.04)  (.57)  10.88      7.51
 2002                                   10.51       .53        .16    .69    (.53)      --   (.53)  10.67      6.66
Class B (2/97)
 2007(e)                                10.65       .17       (.03)   .14    (.17)      --   (.17)  10.62      1.34
 2006                                   10.76       .36       (.06)   .30    (.36)    (.05)  (.41)  10.65      2.84
 2005                                   10.98       .40       (.18)   .22    (.40)    (.04)  (.44)  10.76      2.09
 2004                                   10.87       .42        .15    .57    (.42)    (.04)  (.46)  10.98      5.40
 2003                                   10.65       .43        .27    .70    (.44)    (.04)  (.48)  10.87      6.78
 2002                                   10.49       .45        .15    .60    (.44)      --   (.44)  10.65      5.84
Class C (10/93)
 2007(e)                                10.64       .19       (.03)   .16    (.18)      --   (.18)  10.62      1.54
 2006                                   10.76       .38       (.06)   .32    (.39)    (.05)  (.44)  10.64      2.98
 2005                                   10.98       .42       (.18)   .24    (.42)    (.04)  (.46)  10.76      2.32
 2004                                   10.87       .44        .15    .59    (.44)    (.04)  (.48)  10.98      5.62
 2003                                   10.66       .46        .26    .72    (.47)    (.04)  (.51)  10.87      6.92
 2002                                   10.50       .47        .16    .63    (.47)      --   (.47)  10.66      6.07
Class R (2/97)
 2007(e)                                10.70       .23       (.04)   .19    (.22)      --   (.22)  10.67      1.84
 2006                                   10.82       .47       (.07)   .40    (.47)    (.05)  (.52)  10.70      3.77
 2005                                   11.03       .50       (.17)   .33    (.50)    (.04)  (.54)  10.82      3.16
 2004                                   10.92       .52        .15    .67    (.52)    (.04)  (.56)  11.03      6.36
 2003                                   10.70       .54        .27    .81    (.55)    (.04)  (.59)  10.92      7.76
 2002                                   10.54       .56        .14    .70    (.54)      --   (.54)  10.70      6.82
---------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                    ---------------------------------------------------------------------------------
                                                Before Credit/           After            After Credit/
                                                Reimbursement       Reimbursement(c)     Reimbursement(d)
CONNECTICUT                                  ------------------   ------------------   ------------------
                                                          Ratio                Ratio                Ratio
                                                         of Net               of Net               of Net
                                                        Invest-              Invest-              Invest-
                                             Ratio of      ment   Ratio of      ment   Ratio of      ment
                                             Expenses    Income   Expenses    Income   Expenses    Income
                                      Ending       to        to         to        to         to        to
                                         Net  Average   Average    Average   Average    Average   Average   Portfolio
                                      Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,             (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------------------
Class A (7/87)
 2007(e)                            $220,014      .83%*    4.03%*      .83%*    4.03%*      .82%*    4.05%*         8%
 2006                                225,785      .83      4.13        .83      4.13        .82      4.14          13
 2005                                221,463      .83      4.45        .83      4.45        .83      4.45           8
 2004                                227,787      .85      4.60        .85      4.60        .84      4.60           8
 2003                                234,133      .85      4.82        .85      4.82        .84      4.82          19
 2002                                217,024      .85      5.01        .85      5.01        .84      5.02          20
Class B (2/97)
 2007(e)                              22,296     1.58*     3.28*      1.58*     3.28*      1.57*     3.30*          8
 2006                                 24,816     1.58      3.38       1.58      3.38       1.57      3.39          13
 2005                                 29,587     1.58      3.70       1.58      3.70       1.58      3.70           8
 2004                                 31,678     1.60      3.85       1.60      3.85       1.59      3.85           8
 2003                                 31,987     1.60      4.06       1.60      4.06       1.59      4.07          19
 2002                                 23,310     1.60      4.26       1.60      4.26       1.59      4.27          20
Class C (10/93)
 2007(e)                              38,043     1.38*     3.48*      1.38*     3.48*      1.37*     3.50*          8
 2006                                 38,228     1.38      3.58       1.38      3.58       1.37      3.59          13
 2005                                 35,767     1.38      3.90       1.38      3.90       1.38      3.90           8
 2004                                 41,194     1.40      4.05       1.40      4.05       1.39      4.05           8
 2003                                 38,312     1.40      4.26       1.40      4.26       1.39      4.27          19
 2002                                 26,890     1.40      4.47       1.40      4.47       1.39      4.48          20
Class R (2/97)
 2007(e)                               7,104      .63*     4.25*       .63*     4.25*       .62*     4.26*          8
 2006                                  4,403      .63      4.33        .63      4.33        .62      4.34          13
 2005                                  3,666      .63      4.65        .63      4.65        .63      4.65           8
 2004                                  4,005      .65      4.79        .65      4.79        .64      4.80           8
 2003                                  3,878      .65      5.01        .65      5.01        .64      5.02          19
 2002                                  3,568      .65      5.23        .65      5.23        .64      5.24          20
----------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended August 31, 2006.

                                See accompanying notes to financial statements.

----
55

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                 Investment Operations       Less Distributions
                                              --------------------------- -----------------------


NEW JERSEY




                                                               Net
                                    Beginning       Net  Realized/            Net                  Ending
                                          Net   Invest- Unrealized        Invest-                     Net
                                        Asset      ment       Gain           ment  Capital          Asset     Total
Year Ended February 28/29,              Value Income(a)     (Loss)  Total  Income    Gains   Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2007(e)                               $10.78      $.21      $(.03)  $.18   $(.21)   $  --  $(.21) $10.75      1.68%
 2006                                   10.85       .43       (.02)   .41    (.44)    (.04)  (.48)  10.78      3.89
 2005                                   10.97       .45       (.11)   .34    (.46)      --   (.46)  10.85      3.20
 2004                                   10.79       .46        .18    .64    (.46)      --   (.46)  10.97      6.07
 2003                                   10.60       .46        .20    .66    (.47)      --   (.47)  10.79      6.36
 2002                                   10.45       .47        .15    .62    (.47)      --   (.47)  10.60      6.04
Class B (2/97)
 2007(e)                                10.78       .17       (.02)   .15    (.17)      --   (.17)  10.76      1.37
 2006                                   10.85       .35       (.02)   .33    (.36)    (.04)  (.40)  10.78      3.09
 2005                                   10.96       .37       (.11)   .26    (.37)      --   (.37)  10.85      2.49
 2004                                   10.78       .38        .17    .55    (.37)      --   (.37)  10.96      5.26
 2003                                   10.59       .38        .20    .58    (.39)      --   (.39)  10.78      5.58
 2002                                   10.44       .39        .15    .54    (.39)      --   (.39)  10.59      5.26
Class C (9/94)
 2007(e)                                10.75       .18       (.03)   .15    (.18)      --   (.18)  10.72      1.40
 2006                                   10.82       .37       (.02)   .35    (.38)    (.04)  (.42)  10.75      3.33
 2005                                   10.94       .39       (.11)   .28    (.40)      --   (.40)  10.82      2.63
 2004                                   10.76       .40        .18    .58    (.40)      --   (.40)  10.94      5.50
 2003                                   10.56       .40        .21    .61    (.41)      --   (.41)  10.76      5.88
 2002                                   10.41       .41        .15    .56    (.41)      --   (.41)  10.56      5.46
Class R (2/92)
 2007(e)                                10.80       .22       (.02)   .20    (.22)      --   (.22)  10.78      1.86
 2006                                   10.87       .45       (.02)   .43    (.46)    (.04)  (.50)  10.80      4.06
 2005                                   10.98       .48       (.12)   .36    (.47)      --   (.47)  10.87      3.46
 2004                                   10.80       .48        .17    .65    (.47)      --   (.47)  10.98      6.24
 2003                                   10.60       .48        .21    .69    (.49)      --   (.49)  10.80      6.63
 2002                                   10.45       .49        .15    .64    (.49)      --   (.49)  10.60      6.22
---------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                Ratios/Supplemental Data
                                    --------------------------------------------------------------------------------
                                               Before Credit/           After            After Credit/
                                               Reimbursement       Reimbursement(c)     Reimbursement(d)
NEW JERSEY                                  ------------------   ------------------   ------------------
                                                         Ratio                Ratio                Ratio
                                                        of Net               of Net               of Net
                                                       Invest-              Invest-              Invest-
                                            Ratio of      ment   Ratio of      ment   Ratio of      ment
                                            Expenses    Income   Expenses    Income   Expenses    Income
                                     Ending       to        to         to        to         to        to
                                        Net  Average   Average    Average   Average    Average   Average   Portfolio
                                     Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,            (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2007(e)                            $82,631      .87%*    3.89%*      .87%*    3.89%*      .85%*    3.91%*         5%
 2006                                80,009      .86      3.96        .86      3.96        .85      3.97          15
 2005                                73,687      .88      4.22        .88      4.22        .87      4.23          15
 2004                                77,021      .90      4.26        .90      4.26        .89      4.27          17
 2003                                74,067      .91      4.29        .91      4.29        .90      4.30           6
 2002                                60,835      .90      4.45        .90      4.45        .89      4.46           7
Class B (2/97)
 2007(e)                             19,373     1.62*     3.14*      1.62*     3.14*      1.60*     3.16*          5
 2006                                21,908     1.61      3.21       1.61      3.21       1.60      3.22          15
 2005                                25,273     1.63      3.47       1.63      3.47       1.62      3.48          15
 2004                                27,140     1.65      3.51       1.65      3.51       1.64      3.52          17
 2003                                26,926     1.66      3.54       1.66      3.54       1.65      3.55           6
 2002                                23,451     1.65      3.70       1.65      3.70       1.64      3.71           7
Class C (9/94)
 2007(e)                             28,159     1.42*     3.34*      1.42*     3.34*      1.40*     3.36*          5
 2006                                28,068     1.41      3.41       1.41      3.41       1.40      3.42          15
 2005                                27,914     1.43      3.67       1.43      3.67       1.42      3.68          15
 2004                                28,226     1.45      3.72       1.45      3.72       1.44      3.73          17
 2003                                21,192     1.46      3.74       1.46      3.74       1.45      3.75           6
 2002                                14,376     1.45      3.89       1.45      3.89       1.44      3.90           7
Class R (2/92)
 2007(e)                             55,576      .67*     4.08*       .67*     4.08*       .65*     4.10*          5
 2006                                43,455      .67      4.16        .67      4.16        .65      4.17          15
 2005                                43,464      .68      4.42        .68      4.42        .67      4.43          15
 2004                                45,807      .70      4.46        .70      4.46        .69      4.47          17
 2003                                45,043      .71      4.49        .71      4.49        .70      4.50           6
 2002                                43,465      .70      4.64        .70      4.64        .69      4.65           7
---------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended August 31, 2006.

                                See accompanying notes to financial statements.

----
56

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                 Investment Operations       Less Distributions
                                              --------------------------- -----------------------


NEW YORK




                                                               Net
                                    Beginning       Net  Realized/            Net                  Ending
                                          Net   Invest- Unrealized        Invest-                     Net
                                        Asset      ment       Gain           ment  Capital          Asset     Total
Year Ended February 28/29,              Value Income(a)     (Loss)  Total  Income    Gains   Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2007(e)                               $10.84      $.23      $(.03)  $.20   $(.22)   $  --  $(.22) $10.82      1.88%
 2006                                   10.93       .47       (.05)   .42    (.46)    (.05)  (.51)  10.84      3.88
 2005                                   11.10       .50       (.17)   .33    (.50)      --   (.50)  10.93      3.12
 2004                                   10.88       .52        .22    .74    (.52)      --   (.52)  11.10      6.94
 2003                                   10.72       .52        .22    .74    (.54)    (.04)  (.58)  10.88      7.11
 2002                                   10.66       .58        .04    .62    (.56)      --   (.56)  10.72      5.94
Class B (2/97)
 2007(e)                                10.84       .19       (.03)   .16    (.18)      --   (.18)  10.82      1.51
 2006                                   10.94       .39       (.06)   .33    (.38)    (.05)  (.43)  10.84      3.05
 2005                                   11.11       .42       (.17)   .25    (.42)      --   (.42)  10.94      2.38
 2004                                   10.90       .44        .21    .65    (.44)      --   (.44)  11.11      6.07
 2003                                   10.73       .44        .23    .67    (.46)    (.04)  (.50)  10.90      6.43
 2002                                   10.68       .50        .03    .53    (.48)      --   (.48)  10.73      5.07
Class C (9/94)
 2007(e)                                10.85       .20       (.03)   .17    (.19)      --   (.19)  10.83      1.62
 2006                                   10.95       .41       (.06)   .35    (.40)    (.05)  (.45)  10.85      3.27
 2005                                   11.12       .44       (.16)   .28    (.45)      --   (.45)  10.95      2.60
 2004                                   10.91       .46        .22    .68    (.47)      --   (.47)  11.12      6.30
 2003                                   10.75       .46        .23    .69    (.49)    (.04)  (.53)  10.91      6.56
 2002                                   10.70       .52        .03    .55    (.50)      --   (.50)  10.75      5.29
Class R (12/86)
 2007(e)                                10.86       .24       (.03)   .21    (.23)      --   (.23)  10.84      1.99
 2006                                   10.96       .49       (.06)   .43    (.48)    (.05)  (.53)  10.86      4.01
 2005                                   11.13       .52       (.17)   .35    (.52)      --   (.52)  10.96      3.34
 2004                                   10.91       .54        .23    .77    (.55)      --   (.55)  11.13      7.06
 2003                                   10.75       .55        .22    .77    (.57)    (.04)  (.61)  10.91      7.33
 2002                                   10.69       .60        .04    .64    (.58)      --   (.58)  10.75      6.16
---------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                    ---------------------------------------------------------------------------------
                                                Before Credit/           After            After Credit/
                                                Reimbursement       Reimbursement(c)     Reimbursement(d)
NEW YORK                                     ------------------   ------------------   ------------------
                                                          Ratio                Ratio                Ratio
                                                         of Net               of Net               of Net
                                                        Invest-              Invest-              Invest-
                                             Ratio of      ment   Ratio of      ment   Ratio of      ment
                                             Expenses    Income   Expenses    Income   Expenses    Income
                                      Ending       to        to         to        to         to        to
                                         Net  Average   Average    Average   Average    Average   Average   Portfolio
                                      Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,             (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2007(e)                            $167,629      .84%*    4.19%*      .84%*    4.19%*      .82%*    4.21%*         5%
 2006                                159,947      .84      4.29        .84      4.29        .82      4.31          13
 2005                                127,502      .86      4.59        .86      4.59        .85      4.60           8
 2004                                122,569      .88      4.76        .88      4.76        .88      4.76          12
 2003                                113,197      .88      4.87        .88      4.87        .87      4.87          23
 2002                                105,700      .89      5.16        .66      5.39        .65      5.39          11
Class B (2/97)
 2007(e)                              28,918     1.59*     3.45*      1.59*     3.45*      1.57*     3.46*          5
 2006                                 31,620     1.59      3.54       1.59      3.54       1.57      3.56          13
 2005                                 36,125     1.61      3.84       1.61      3.84       1.60      3.85           8
 2004                                 41,579     1.63      4.01       1.63      4.01       1.63      4.01          12
 2003                                 40,951     1.63      4.11       1.63      4.11       1.62      4.12          23
 2002                                 34,262     1.64      4.41       1.41      4.64       1.41      4.65          11
Class C (9/94)
 2007(e)                              43,759     1.39*     3.65*      1.39*     3.65*      1.37*     3.66*          5
 2006                                 42,934     1.39      3.74       1.39      3.74       1.37      3.76          13
 2005                                 37,221     1.41      4.04       1.41      4.04       1.40      4.05           8
 2004                                 35,832     1.43      4.21       1.43      4.21       1.43      4.21          12
 2003                                 27,687     1.43      4.31       1.43      4.31       1.42      4.32          23
 2002                                 24,505     1.44      4.61       1.21      4.84       1.21      4.85          11
Class R (12/86)
 2007(e)                             138,093      .64*     4.40*       .64*     4.40*       .62*     4.41*          5
 2006                                137,680      .64      4.49        .64      4.49        .62      4.51          13
 2005                                139,964      .66      4.79        .66      4.79        .65      4.80           8
 2004                                150,963      .68      4.96        .68      4.96        .68      4.96          12
 2003                                146,759      .68      5.07        .68      5.07        .67      5.07          23
 2002                                144,581      .69      5.36        .46      5.59        .46      5.59          11
----------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended August 31, 2006.

                                See accompanying notes to financial statements.

----
57

Selected data for a share outstanding throughout each period:


Class (Commencement Date)
                                                 Investment Operations       Less Distributions
                                              --------------------------- -----------------------


NEW YORK INSURED




                                                               Net
                                    Beginning       Net  Realized/            Net                  Ending
                                          Net   Invest- Unrealized        Invest-                     Net
                                        Asset      ment       Gain           ment  Capital          Asset     Total
Year Ended February 28/29,              Value Income(a)     (Loss)  Total  Income    Gains   Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2007(e)                               $10.41      $.20      $(.04)  $.16   $(.20)   $  --  $(.20) $10.37      1.59%
 2006                                   10.71       .42       (.09)   .33    (.42)    (.21)  (.63)  10.41      3.19
 2005                                   10.98       .45       (.18)   .27    (.45)    (.09)  (.54)  10.71      2.59
 2004                                   10.92       .46        .21    .67    (.47)    (.14)  (.61)  10.98      6.37
 2003                                   10.59       .47        .40    .87    (.48)    (.06)  (.54)  10.92      8.46
 2002                                   10.50       .49        .10    .59    (.50)      --   (.50)  10.59      5.75
Class B (2/97)
 2007(e)                                10.44       .16       (.05)   .11    (.16)      --   (.16)  10.39      1.10
 2006                                   10.73       .34       (.09)   .25    (.33)    (.21)  (.54)  10.44      2.47
 2005                                   11.00       .37       (.18)   .19    (.37)    (.09)  (.46)  10.73      1.79
 2004                                   10.93       .38        .22    .60    (.39)    (.14)  (.53)  11.00      5.64
 2003                                   10.60       .39        .40    .79    (.40)    (.06)  (.46)  10.93      7.64
 2002                                   10.51       .41        .10    .51    (.42)      --   (.42)  10.60      4.97
Class C (9/94)
 2007(e)                                10.42       .17       (.05)   .12    (.17)      --   (.17)  10.37      1.19
 2006                                   10.71       .36       (.08)   .28    (.36)    (.21)  (.57)  10.42      2.70
 2005                                   10.98       .39       (.18)   .21    (.39)    (.09)  (.48)  10.71      2.02
 2004                                   10.92       .40        .21    .61    (.41)    (.14)  (.55)  10.98      5.78
 2003                                   10.59       .41        .40    .81    (.42)    (.06)  (.48)  10.92      7.85
 2002                                   10.49       .43        .11    .54    (.44)      --   (.44)  10.59      5.26
Class R (12/86)
 2007(e)                                10.45       .21       (.05)   .16    (.21)      --   (.21)  10.40      1.57
 2006                                   10.74       .44       (.08)   .36    (.44)    (.21)  (.65)  10.45      3.45
 2005                                   11.00       .47       (.17)   .30    (.47)    (.09)  (.56)  10.74      2.85
 2004                                   10.94       .49        .20    .69    (.49)    (.14)  (.63)  11.00      6.53
 2003                                   10.60       .49        .41    .90    (.50)    (.06)  (.56)  10.94      8.72
 2002                                   10.50       .51        .11    .62    (.52)      --   (.52)  10.60      6.03
---------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                    ---------------------------------------------------------------------------------
                                                Before Credit/           After            After Credit/
                                                Reimbursement       Reimbursement(c)     Reimbursement(d)
NEW YORK INSURED                             ------------------   ------------------   ------------------
                                                          Ratio                Ratio                Ratio
                                                         of Net               of Net               of Net
                                                        Invest-              Invest-              Invest-
                                             Ratio of      ment   Ratio of      ment   Ratio of      ment
                                             Expenses    Income   Expenses    Income   Expenses    Income
                                      Ending       to        to         to        to         to        to
                                         Net  Average   Average    Average   Average    Average   Average   Portfolio
                                      Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,             (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2007(e)                            $ 89,295      .85%*    3.88%*      .85%*    3.88%*      .85%*    3.88%*         4%
 2006                                 90,706      .84      3.93        .84      3.93        .83      3.94          22
 2005                                 87,032      .85      4.17        .85      4.17        .85      4.18          12
 2004                                 78,526      .86      4.28        .86      4.28        .86      4.28          10
 2003                                 73,936      .88      4.40        .88      4.40        .87      4.40          21
 2002                                 63,043      .89      4.67        .89      4.67        .88      4.68          17
Class B (2/97)
 2007(e)                              15,285     1.60*     3.13*      1.60*     3.13*      1.59*     3.13*          4
 2006                                 17,871     1.59      3.17       1.59      3.17       1.58      3.18          22
 2005                                 22,881     1.60      3.42       1.60      3.42       1.60      3.42          12
 2004                                 27,104     1.61      3.53       1.61      3.53       1.61      3.53          10
 2003                                 27,786     1.63      3.65       1.63      3.65       1.62      3.66          21
 2002                                 23,418     1.64      3.92       1.64      3.92       1.63      3.93          17
Class C (9/94)
 2007(e)                              14,892     1.40*     3.33*      1.40*     3.33*      1.39*     3.33*          4
 2006                                 15,783     1.39      3.37       1.39      3.37       1.38      3.38          22
 2005                                 17,470     1.40      3.62       1.40      3.62       1.40      3.63          12
 2004                                 21,246     1.42      3.73       1.42      3.73       1.41      3.73          10
 2003                                 14,446     1.43      3.84       1.43      3.84       1.42      3.85          21
 2002                                  9,926     1.44      4.12       1.44      4.12       1.43      4.13          17
Class R (12/86)
 2007(e)                             212,529      .65*     4.08*       .65*     4.08*       .65*     4.08*          4
 2006                                220,883      .64      4.13        .64      4.13        .63      4.13          22
 2005                                237,657      .65      4.37        .65      4.37        .65      4.37          12
 2004                                258,263      .66      4.48        .66      4.48        .66      4.48          10
 2003                                263,572      .68      4.60        .68      4.60        .67      4.61          21
 2002                                260,568      .69      4.87        .69      4.87        .68      4.88          17
----------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended August 31, 2006.

                                See accompanying notes to financial statements.

----
58

            Annual Investment Management Agreement Approval Process

The Board of Trustees is responsible for overseeing the performance of the investment adviser to the Funds and determining whether to continue the advisory arrangements. At a meeting held on May 23-25, 2006 (the "May Meeting"), the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the continuance of the Investment Management Agreement between each Fund and NAM (the "Fund Adviser").

The Approval Process
During the course of the year, the Board received a wide variety of materials relating to the services provided by the Fund Adviser and the performance of each Fund. To assist the Board in its evaluation of the advisory contract with the Fund Adviser at the May Meeting, the independent Trustees received extensive materials in advance of their meeting which outlined, among other things:

.. the nature, extent and quality of services provided by the Fund Adviser;

.. the organization and business operations of the Fund Adviser, including the responsibilities of various departments and key personnel;

.. the Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party and to customized benchmarks;

.. the profitability of the Fund Adviser and certain industry profitability analyses for unaffiliated advisers;

.. the expenses of the Fund Adviser in providing the various services;

.. the advisory fees (gross and net management fees) and total expense ratios of the Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by Lipper (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") to the respective Fund (as applicable);

.. the advisory fees the Fund Adviser assesses to other types of investment products or clients;

.. the soft dollar practices of the Fund Adviser, if any; and

.. from independent legal counsel, a legal memorandum describing, among other things, the duties of the Trustees under the Investment Company Act of 1940 (the "1940 Act") as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the Board in voting on advisory agreements.

At the May Meeting, the Fund Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered the advisory contract with the Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund and the Fund Adviser; (c) the costs of the services to be provided and the profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services
In reviewing the Fund Adviser, the Trustees considered the nature, extent and quality of the Fund Adviser's services. The Trustees reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives and enhancements Nuveen has taken for its municipal fund product line. In connection with their continued service as Trustees, the Trustees also have a good understanding of the Fund Adviser's organization, operations and personnel. In this regard, the Trustees are familiar with and have evaluated the professional experience, qualifications and credentials of the Fund Adviser's personnel. The Trustees further reviewed materials describing, among other things, the teams and personnel involved in the investment, research, risk-management and operational processes involved in managing municipal funds and their respective functions. Given the Trustees' experience with the Funds and Fund Adviser, the Trustees recognized the demonstrated history of care and depth of experience of the respective personnel in managing these Funds. In this regard, the Trustees considered the continued quality of the Fund Adviser's investment process in making portfolio management decisions as well as additional refinements and improvements adopted to the portfolio management processes. With respect to the services provided to municipal funds, including the Funds, the Trustees noted that the Fund Adviser continues to make refinements to its portfolio management process including, among other things, the increased use of derivatives to enhance management of risk, additional analytical software for research staff and improved municipal pricing processes.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services provided. The Fund Adviser provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective


----
59

Fund. In connection with the review of the Investment Management Agreement, the Trustees considered the extent and quality of these other services which include, among other things, providing: product management (e.g., product positioning, performance benchmarking, risk management); fund administration (e.g., daily net asset value pricing and reconciliation, tax reporting, fulfilling regulatory filing requirements); oversight of third party service providers; administration of board relations (e.g., organizing board meetings and preparing related materials); compliance (e.g., monitoring compliance with investment policies and guidelines and regulatory requirements); and legal support (e.g., helping prepare and file registration statements, amendments thereto, proxy statements and responding to regulatory requests and/or inquiries). As the Funds operate in a highly regulated industry and given the importance of compliance, the Trustees considered, in particular, the additions of experienced personnel to the compliance teams and the enhancements to technology and related systems to support the compliance activities for the Funds (including a new reporting system for quarterly portfolio holdings).

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreement were of a high level and were satisfactory.

B. The Investment Performance of the Funds and Fund Adviser
The Board considered the investment performance for each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives identified by an independent third party (the "Performance Peer Group") and portfolio level performance against customized benchmarks, as described below. In evaluating the performance information, in certain instances, the Trustees noted that the closest Performance Peer Group for a fund still may not adequately reflect such fund's investment objectives, strategies and portfolio duration, thereby limiting the usefulness of the comparisons of such fund's performance with that of the Performance Peer Group (such as the Performance Peer Group of the Nuveen Intermediate Duration Municipal Bond Fund). With respect to state specific municipal funds, the Trustees recognized that certain state municipal funds do not have a corresponding state specific Performance Peer Group in which case their performance is measured against a more general municipal category for various states. The two open-end Nuveen state municipal funds that utilize the more general category are the Nuveen New Mexico Municipal Bond Fund and the Nuveen Wisconsin Municipal Bond Fund.

In reviewing performance, the Trustees reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group for the one-, three- and five-year periods (as applicable) ending December 31, 2005. The Trustees also reviewed each Fund's portfolio level performance (which does not reflect fund level fees and expenses) compared to customized portfolio-level benchmarks for the one- and three-year periods ending December 31, 2005 (as applicable). This analysis is designed to assess the efficacy of investment decisions against appropriate measures of risk and total return, within specific market segments. This information supplements the Fund performance information provided to the Board at each of their quarterly meetings. Based on their review, the Trustees determined that the respective Fund's absolute and relative investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability
 1. Fees and Expenses
 In evaluating the management fees and expenses of a Fund, the Board reviewed, among other things, the Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. The Trustees reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and Peer Group may be the same. Further, the Trustees recognized that in certain cases the closest Peer Universe and/or Peer Group did not adequately reflect the fund's investment objectives and strategies limiting the usefulness of comparisons. In reviewing comparisons, the Trustees also considered the size of the Peer Universe and/or Peer Group, the composition of the Peer Group (including differences in the use of leverage and insurance) as well as differing levels of fee waivers and/or expense reimbursements. In this regard, the Trustees considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain funds launched since 1999). Based on their review of the fee and expense information provided, the Trustees determined that each Fund's net total expense ratio was within an acceptable range compared to peers.

 2. Comparisons with the Fees of Other Clients
 The Trustees further reviewed data comparing the advisory fees of the Fund Adviser with fees the Fund Adviser charges to other clients, including municipal managed accounts. In general, the fees charged for separate accounts are somewhat lower than the fees assessed to the Funds. The Trustees recognized that the differences in fees are attributable to a variety of factors, including the differences in services provided, product distribution, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Trustees noted, in particular, that the range of services provided to the Funds is more extensive than that provided to managed separate accounts. As described in further detail above, such additional services include, but are not limited to, providing: product management, fund administration, oversight of third party service providers, administration of board relations, and legal support. Funds further operate in a highly regulated industry requiring extensive compliance functions compared to the other investment products. In addition to the costs of the additional services, administrative costs may also be greater for funds as the average account size for separate accounts is notably larger than the retail accounts of funds. Given the


----
60
 differences in the product structures, particularly the extensive services provided to the Funds, the Trustees believe such facts justify the different levels of fees.

 3. Profitability of Fund Adviser
 In conjunction with its review of fees, the Trustees also considered the profitability of Nuveen Investments for advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers). The Trustees reviewed data comparing Nuveen's profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profits margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen. The Trustees further reviewed the 2005 Annual Report for Nuveen Investments. In considering profitability, the Trustees recognized the inherent limitations in determining profitability as well as the difficulties in comparing the profitability of other unaffiliated advisers. Profitability may be affected by numerous factors, including the methodology for allocating expenses, the adviser's business mix, the types of funds managed, the adviser's capital structure and cost of capital. Further, individual fund or product line profitability of other sponsors is generally not publicly available. Accordingly, the profitability information that is publicly available from various investment advisory or management firms may not be representative of the industry.

Notwithstanding the foregoing, in reviewing profitability, the Trustees reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In this regard, the methods of allocation used appeared reasonable. The Trustees also, to the extent available, compared Nuveen's profitability margins (including pre- and post-marketing profit margins) with the profitability of various unaffiliated management firms. The Trustees noted that Nuveen's profitability is enhanced due to its efficient internal business model. The Trustees also recognized that while a number of factors affect profitability, Nuveen's profitability may change as fee waivers and/or expense reimbursement commitments of Nuveen to various funds in the Nuveen complex expire. To keep apprised of profitability and developments that may affect profitability, the Trustees have requested profitability analysis be provided periodically during the year. Based on their review, the Trustees were satisfied that the Fund Adviser's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale With respect to economies of scale, the Trustees recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base as a fund grows. To help ensure the shareholders share in these benefits, the Trustees have reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees as the applicable Fund's assets grow. In addition to advisory fee breakpoints as assets in a respective Fund rise, after lengthy discussions with management, the Board also approved a complex-wide fee arrangement that was introduced on August 1, 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees noted that 2005 was the first full year to reflect the fee reductions from the complex wide fee arrangement. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits
In evaluating fees, the Trustees also considered any indirect benefits or profits the Fund Adviser or its affiliates may receive as a result of its relationship with each Fund, including any sales charges and distribution fees received and retained by the Fund's principal underwriter, Nuveen Investments, LLC, an affiliate of the Fund Adviser as well as any benefits derived from soft dollar arrangements. The Trustees recognized that an affiliate of the Fund Adviser provides distribution and shareholder services to the Funds and their shareholders for which it may be compensated pursuant to a 12b-1 plan. The Trustees therefore considered the 12b-1 fees retained by Nuveen during the last calendar year.

In addition to the above, the Trustees considered whether the Fund Adviser received any benefits from soft dollar arrangements. The Trustees noted that the Fund Adviser does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services; however, the Fund Adviser may from time to time receive and have access to research generally provided to institutional clients.

F. Approval
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Fund Adviser's fees are reasonable in light of the services provided to each Fund, and that the renewal of the Investment Management Agreements should be approved.


----
61

                                     Notes

--------------------------------------------------------------------------------
62

                                     Notes

--------------------------------------------------------------------------------
63

                                     Notes

--------------------------------------------------------------------------------
64

  Fund Information
================================================================================


Fund Manager            Legal Counsel                     Transfer Agent and
Nuveen Asset Management Chapman and Cutler LLP            Shareholder Services
333 West Wacker Drive   Chicago, IL                       Boston Financial
Chicago, IL 60606                                         Data Services, Inc.
                        Independent Registered            Nuveen Investor Services
                        Public Accounting Firm            P.O. Box 8530
                        PricewaterhouseCoopers LLP        Boston, MA 02266-8530
                        Chicago, IL                       (800) 257-8787

                        Custodian
                        State Street Bank & Trust Company
                        Boston, MA

================================================================================


Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.


Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.


SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.


================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.
You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.


================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
65

                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf


    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $149 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-MS3-0806D

                        NUVEEN INVESTMENTS MUTUAL FUNDS

                    Semiannual Report  Dependable, tax-free income
                dated August 31, 2006  because it's not what you earn, it's what you keep.(R)

                                    [GRAPHIC]



                           Nuveen Investments
                           Municipal Bond Funds

                           Nuveen California High Yield Municipal Bond Fund Nuveen California Municipal Bond Fund
                           Nuveen California Insured Municipal Bond Fund

[LOGO] Nuveen Investments

                                    [GRAPHIC]



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NUVEEN INVESTMENTS FUND REPORTS FASTER.

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                                                                             OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO] NUVEEN
       Investments

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that during the period covered by this report your Fund provided tax-free income and solid performance from a carefully selected portfolio of California municipal bonds. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Fund Spotlight sections of this report.

I also would like to use this letter to welcome shareholders of the Nuveen California High Yield Municipal Bond Fund to the growing family of those using Nuveen Investments products and services to help secure their financial futures. I look forward to reporting on the performance of your Fund in future shareholder reports.

With the recent volatility in the market, some may wonder if this is a good time to offer a new municipal bond fund. Others may be thinking about adjusting their current portfolios. We believe that it's times like these that prove the true value of a trusted financial advisor.

With the help of your advisor, you may be able to structure a well-balanced portfolio that can become an important component in achieving your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. Your advisor can help you understand how a municipal bond investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

October 16, 2006



          "In fact, a well-diversified portfolio may actually help to reduce your overall investment risk."


                           Semiannual Report  Page 1

  Portfolio Managers' Comments

  Portfolio managers John Miller and Scott Romans examine key investment strategies and the performance of the Nuveen California High Yield Municipal Bond Fund, the Nuveen California Municipal Bond Fund and the Nuveen California Insured Municipal Bond Fund. John, who has 12 years of investment experience with Nuveen Investments, has managed the Nuveen California High Yield Municipal Bond Fund since its inception in March 2006. Scott, who has 6 years of investment experience, has managed the Nuveen California Municipal Bond Fund since 2003 and the Nuveen California Insured Municipal Bond Fund since 2005.

--------------------------------------------------------------------------------


How did the Funds perform during the six months ended August 31, 2006?

The nearby chart provides total return performance information for the three Funds, as well as the total returns of their corresponding Lipper peer group average and the appropriate national Lehman Brothers Index. Although we believe that comparing the performance of a state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national index provides an incomplete picture since the national index's results are largely determined by out-of-state bonds. In addition, most out-of-state bonds do not offer investors the state tax exemption afforded to California bonds for California taxpayers.

Since the Nuveen California High Yield Municipal Bond Fund's inception date of March 28, 2006, the Fund's Class A shares at net asset value generated a total return of 3.93%. In comparison, the national Lehman Brothers High Yield Municipal Bond Index returned 4.78%, while the Fund's Lipper peer group average returned 2.55% from March 31 through August 31. Although we know five months is not enough time to draw meaningful conclusions about the Fund's performance, several of our holdings did turn in particularly strong results over this period. For instance, our position in Puerto Rico Ports Authority revenue bonds for American Airlines did very well, benefiting from the airline's improved profitability and the expectation that declining oil prices could help the company's business even more. In addition, the Fund's allocation to Southern California tobacco securitization bonds continued to do well during the period as a Florida-based class action lawsuit, which had been weighing on the entire tobacco industry, was dismissed.

The Nuveen California Municipal Bond Fund's Class A shares at net asset value performed in line with the Fund's peer group average and modestly trailed the national Lehman Brothers Municipal Bond Index during the six-month period. Most of the Fund's best-performing securities continued to be lower- or non-rated bonds, which benefited as the market continued to show its willingness to accept additional investment risk in exchange for additional yield at a time when yields generally were declining. One area of underperformance over the period was the Fund's position in bonds that were pre-refunded to call dates of 2009 and 2010. Pre-refunded bonds are positioned to be retired by using the proceeds of other, already-issued bonds and, therefore, are usually considered to be of high credit quality. The high quality and relatively short remaining lives of these pre-refunded bonds represented two segments of the market that had relatively poor performance during this reporting period.

The Nuveen California Insured Municipal Bond Fund's Class A shares at net asset value outperformed its Lipper peer group but trailed the national Lehman Brothers index during the period. Our top-performing holdings during the period tended to be securities in higher yielding sectors, as opposed to fixed-coupon general obligation bonds. The insured Fund was 100 percent invested in bonds rated AAA at the end of the period, which hurt the Fund's relative performance, since lower-quality bonds generally outperformed higher-rated bonds over this period. However, we did see favorable performance from our zero-coupon and AMT (alternative minimum tax) bonds, both of which benefited from relatively strong price performance. By contrast, the Fund's duration positioning proved to be a negative. Duration is a measure of a bond's susceptibility to price changes as interest rates fluctuate. In general, the portfolio did not hold many issues that were positioned toward the long end of the yield curve, which tended to perform relatively well in this reporting period.

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 2

Class A Shares--
Total Returns as of 8/31/06
--------------------------------------------------------------------------------

                                                               Since
                                                              3/28/06
                                                             Inception
                                                             ---------
          Nuveen California High Yield Municipal Bond Fund
           A Shares at NAV                                       3.93%
           A Shares at Offer                                    -0.45%
          Lipper California Municipal Debt Funds Category
            Average/1/                                           2.55%
          Lehman Brothers High-Yield Municipal Bond Index/2/     4.78%
          ------------------------------------------------------------

                                                   Average Annual
                                               -----------------------
                                       6-month 1-Year 5-Year  10-Year
                                       -       -----------------------

          Nuveen California Municipal
            Bond Fund
           A Shares at NAV               1.79%  2.92%  4.72%     5.21%
           A Shares at Offer            -2.51% -1.39%  3.83%     4.76%
          Lipper California Municipal
            Debt Funds Category
            Average/1/                   1.83%  2.80%  4.28%     5.35%
          Lehman Brothers Municipal
            Bond Index/3/                2.02%  3.03%  4.95%     5.98%
          ------------------------------------------------------------

          Nuveen California Insured
            Municipal Bond Fund
           A Shares at NAV               1.50%  2.61%  4.26%     5.23%
           A Shares at Offer            -2.79% -1.68%  3.36%     4.78%
          Lipper California Insured
            Municipal Debt Funds
            Category Average/1/          1.39%  2.25%  3.97%     5.13%
          Lehman Brothers Municipal
            Bond Index/3/                2.02%  3.03%  4.95%     5.98%
          ------------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

--------------------------------------------------------------------------------
1The Lipper category averages shown represent the average annualized total return for all reporting funds in the respective categories. The Lipper California Municipal Debt Funds Category contained 122, 121, 98 and 70 funds for the six-month, one-year, five-year and ten-year periods ended August 31, 2006, and the Lipper California Insured Municipal Debt Funds Category had 19, 19, 19 and 17 funds, respectively. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers High-Yield Municipal Bond Index is an unleveraged, unmanaged national index comprising municipal bonds rated below investment grade (i.e., below Baa by Moody's Investors Service and below BBB by Standard & Poor's or Fitch Ratings). Results for the Lehman indexes do not reflect any expenses. An index is not available for direct investment.
3The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses.

Instead, we were a bit overexposed to the relatively poorer-performing 2- to 4-year portion of the curve.

What strategies were used to manage the Funds?

For the Nuveen California High Yield Municipal Bond Fund, our main focus was to get the portfolio fully invested following its March introduction, a goal we accomplished during this reporting period. Although this is a new Fund, our overall management approach is identical to the strategy we use in the nationally-oriented Nuveen High Yield Municipal Bond Fund. As with that Fund, we seek higher-yielding securities while attempting to manage risk through broad diversification across individual bond issuers, geographic locations and economic sectors. In selecting bonds for the portfolio, we particularly favor those that support "essential services" projects that are vital to the communities in which they are located. Because of their local importance, these bonds tend to be relatively less sensitive to economic cycles than other high-yield bonds. As some examples, at the end of the period the Fund held a number of bonds that were land-secured or supported hospitals or schools.

In both the Nuveen California Municipal Bond Fund and the Nuveen California Insured Municipal Bond Fund, careful duration management remained a significant theme, as we sought to keep the interest-rate sensitivity of both Funds positioned relatively close to our target levels. For both portfolios, we found opportunities to sell some of our shorter-duration bonds and reallocate the proceeds of those sales into longer bonds, especially those with 15- to 25-year maturities. We were more active in employing this strategy in the insured Fund because we believed the uninsured Fund was already well positioned from a duration standpoint.




                           Semiannual Report  Page 3

In the uninsured Fund, we identified several new, lower-rated investment opportunities to add to the portfolio. However, as the period progressed, attractive higher-yielding opportunities became increasingly hard to find as the prices of these bonds performed well. Also, in our view, many of the bonds that were available in the marketplace lacked the structural or yield characteristics we sought for the portfolios.

Another important management theme in both Funds was to try to take advantage of volatility in interest rates. During those times when interest rates were relatively high-such as June and July-we sold some of our bonds with relatively low embedded yields and replace them with securities offering similar risk characteristics and higher embedded yields. This strategy has been one way we have been able to minimize the impact of higher-coupon bonds maturing or being called from the portfolio. We made use of this strategy in both the insured and uninsured Funds, finding more opportunities to do so in the latter.

Dividend Information

During the reporting period, there were no dividend changes to any of the three Funds. Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of August 31, 2006, all three Funds had negative UNII balances for financial statement purposes and positive UNII balances, based upon our best estimates, for tax purposes.


                           Semiannual Report  Page 4

  Fund Spotlight as of 8/31/06  Nuveen California High Yield Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.24   $10.23   $10.23   $10.24
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0375  $0.0310  $0.0325  $0.0390
         --------------------------------------------------------------
         Inception Date              3/28/06  3/28/06  3/28/06  3/28/06
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Cumulative Total Returns as of 8/31/06
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Since Inception                  3.93% -0.45%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 Since Inception                  3.56% -1.44%
                 ---------------------------------------------
                 C Shares                           NAV w/CDSC
                 ---------------------------------------------
                 Since Inception                  3.63%  2.63%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Since Inception                  3.99%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                4.39%  4.21%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              4.94%  4.73%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    7.54%  7.22%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.64%
                 ---------------------------------------------
                 SEC 30-Day Yield                 4.19%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      6.40%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.81%
                 ---------------------------------------------
                 SEC 30-Day Yield                 4.29%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      6.55%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.57%
                 ---------------------------------------------
                 SEC 30-Day Yield                 5.50%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      8.40%
                 ---------------------------------------------

                      Cumulative Total Returns as of 9/30/06
                      A Shares               NAV      Offer
                      --------------------------------------
                      Since Inception      4.72%      0.30%
                      --------------------------------------
                      B Shares          w/o CDSC     w/CDSC
                      --------------------------------------
                      Since Inception      4.28%     -0.72%
                      --------------------------------------
                      C Shares               NAV     w/CDSC
                      --------------------------------------
                      Since Inception      4.36%      3.36%
                      --------------------------------------
                      R Shares               NAV
                      --------------------------------------
                      Since Inception      4.80%
                      --------------------------------------

            Portfolio Statistics
            Net Assets ($000)                                $5,383
            -------------------------------------------------------
            Average Effective Maturity on Securities (Years)  27.19
            -------------------------------------------------------
            Average Duration                                   6.93
            -------------------------------------------------------

--------------------------------------------------------------------------------
1Paid September 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2006.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34.5%.

                           Semiannual Report  Page 5

  Fund Spotlight as of 8/31/06  Nuveen California High Yield Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed           0.00%
AA                            0.00%
A                            12.55%
BBB                          16.17%
BB or Lower                  10.33%
NR                           60.95%
Industries/1/

                    Tax Obligation/Limited            50.6%
                    ---------------------------------------
                    Education and Civic Organizations 16.6%
                    ---------------------------------------
                    Health Care                        9.2%
                    ---------------------------------------
                    Transportation                     6.6%
                    ---------------------------------------
                    Industrials                        5.6%
                    ---------------------------------------
                    Other                             11.4%
                    ---------------------------------------

1As a percentage of total holdings as of August 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 156 days of the Fund's operations they may not provide a meaningful understanding of the Fund's ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/28/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (8/31/06)    $1,039.30 $1,035.60 $1,036.30 $1,039.90 $1,018.08 $1,014.83 $1,015.73 $1,018.93
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    3.36 $    6.66 $    5.74 $    2.48 $    3.32 $    6.59 $    5.69 $    2.46
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .77%, 1.53%, 1.32% and .57% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the 156 days in the period since the Fund's commencement of operations).

                           Semiannual Report  Page 6

  Fund Spotlight as of 8/31/06             Nuveen California Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.40   $10.39   $10.38   $10.39
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0355  $0.0290  $0.0310  $0.0375
         --------------------------------------------------------------
         Inception Date              9/07/94  3/07/97  9/19/94  7/01/86
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 8/31/06
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           2.92% -1.39%
                 ---------------------------------------------
                 5-Year                           4.72%  3.83%
                 ---------------------------------------------
                 10-Year                          5.21%  4.76%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           2.15% -1.80%
                 ---------------------------------------------
                 5-Year                           3.95%  3.78%
                 ---------------------------------------------
                 10-Year                          4.59%  4.59%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.39%
                 ---------------------------------------------
                 5-Year                           4.14%
                 ---------------------------------------------
                 10-Year                          4.63%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           3.06%
                 ---------------------------------------------
                 5-Year                           4.93%
                 ---------------------------------------------
                 10-Year                          5.41%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/2/                4.10%  3.92%
                 ---------------------------------------------
                 SEC 30-Day Yield/3/              3.52%  3.37%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/3,4/    5.37%  5.15%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.35%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.78%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.24%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                3.58%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.98%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      4.55%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/2/                4.33%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.72%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4/      5.68%
                 ---------------------------------------------

                            Average Annual Total Returns as of 9/30/06
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            4.28%       -0.12%
                            ------------------------------------------
                            5-Year            4.89%        3.99%
                            ------------------------------------------
                            10-Year           5.08%        4.63%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            3.50%       -0.50%
                            ------------------------------------------
                            5-Year            4.11%        3.94%
                            ------------------------------------------
                            10-Year           4.46%        4.46%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            3.75%
                            ------------------------------------------
                            5-Year            4.33%
                            ------------------------------------------
                            10-Year           4.50%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            4.52%
                            ------------------------------------------
                            5-Year            5.09%
                            ------------------------------------------
                            10-Year           5.29%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $285,252
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.27
           ---------------------------------------------------------
           Average Duration                                     5.23
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid September 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2006.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34.5%.

                           Semiannual Report  Page 7

  Fund Spotlight as of 8/31/06             Nuveen California Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                     [CHART]

AAA/U.S. Guaranteed          55.8%
AA                            6.7%
A                            14.1%
BBB                          10.2%
BB or Lower                   2.6%
NR                           10.6%
Industries/1/

                          Tax Obligation/Limited 21.1%
                          ----------------------------
                          Tax Obligation/General 16.2%
                          ----------------------------
                          Utilities              13.4%
                          ----------------------------
                          U.S. Guaranteed        12.3%
                          ----------------------------
                          Water and Sewer         8.9%
                          ----------------------------
                          Transportation          8.2%
                          ----------------------------
                          Health Care             5.1%
                          ----------------------------
                          Other                  14.8%
                          ----------------------------

1As a percentage of total holdings as of August 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/01/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (8/31/06)    $1,017.90 $1,014.10 $1,015.30 $1,018.20 $1,021.02 $1,017.24 $1,018.25 $1,022.03
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.22 $    8.02 $    7.01 $    3.20 $    4.23 $    8.03 $    7.02 $    3.21
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .83%, 1.58%, 1.38% and .63% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                           Semiannual Report  Page 8

  Fund Spotlight as of 8/31/06     Nuveen California Insured Municipal Bond Fund

================================================================================

    Quick Facts
                                        A Shares B Shares C Shares R Shares
    -----------------------------------------------------------------------
    NAV                                   $10.81   $10.83   $10.76   $10.82
    -----------------------------------------------------------------------
    Latest Monthly Dividend/1/           $0.0365  $0.0295  $0.0310  $0.0380
    -----------------------------------------------------------------------
    Latest Capital Gain Distribution/2/  $0.0366  $0.0366  $0.0366  $0.0366
    -----------------------------------------------------------------------
    Inception Date                       9/07/94  3/07/97  9/13/94  7/01/86
    -----------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 8/31/06
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           2.61% -1.68%
                 ---------------------------------------------
                 5-Year                           4.26%  3.36%
                 ---------------------------------------------
                 10-Year                          5.23%  4.78%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           1.81% -2.12%
                 ---------------------------------------------
                 5-Year                           3.48%  3.31%
                 ---------------------------------------------
                 10-Year                          4.60%  4.60%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.08%
                 ---------------------------------------------
                 5-Year                           3.70%
                 ---------------------------------------------
                 10-Year                          4.66%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.87%
                 ---------------------------------------------
                 5-Year                           4.47%
                 ---------------------------------------------
                 10-Year                          5.44%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                4.05%  3.88%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.38%  3.24%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.16%  4.95%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.27%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.64%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.03%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.46%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.83%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.32%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                4.21%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.58%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.47%
                 ---------------------------------------------

                            Average Annual Total Returns as of 9/30/06
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            4.12%       -0.28%
                            ------------------------------------------
                            5-Year            4.48%        3.59%
                            ------------------------------------------
                            10-Year           5.14%        4.69%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            3.31%       -0.68%
                            ------------------------------------------
                            5-Year            3.69%        3.52%
                            ------------------------------------------
                            10-Year           4.51%        4.51%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            3.60%
                            ------------------------------------------
                            5-Year            3.91%
                            ------------------------------------------
                            10-Year           4.57%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            4.29%
                            ------------------------------------------
                            5-Year            4.69%
                            ------------------------------------------
                            10-Year           5.35%
                            ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $247,748
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    17.49
           ---------------------------------------------------------
           Average Duration                                     5.21
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid September 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2006.
2Paid December 1, 2005. Capital gains are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34.5%.

                           Semiannual Report  Page 9

  Fund Spotlight as of 8/31/06     Nuveen California Insured Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]

Insured                       78.1%
U.S. Guaranteed               18.7%
GNMA/FNMA Guaranteed           3.2%

The Fund features a portfolio of primarily investment-grade, long-term municipal investments. These investments are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.
Industries/1/

                    Tax Obligation/General            21.2%
                    ---------------------------------------
                    Tax Obligation/Limited            19.7%
                    ---------------------------------------
                    U.S. Guaranteed                   18.7%
                    ---------------------------------------
                    Transportation                     9.9%
                    ---------------------------------------
                    Water and Sewer                    7.3%
                    ---------------------------------------
                    Utilities                          6.9%
                    ---------------------------------------
                    Education and Civic Organizations  5.1%
                    ---------------------------------------
                    Other                             11.2%
                    ---------------------------------------

1As a percentage of total holdings as of August 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/01/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (8/31/06)    $1,015.00 $1,011.00 $1,012.90 $1,016.80 $1,021.02 $1,017.24 $1,018.25 $1,022.03
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.22 $    8.01 $    7.00 $    3.20 $    4.23 $    8.03 $    7.02 $    3.21
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .83%, 1.58%, 1.38% and .63% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                          Semiannual Report  Page 10

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.9%

   $      50 California Pollution Control Financing Authority, Revenue    10/06 at 100.00          B- $      49,747
              Bonds, General Motors Corporation, Series 1984, 5.500%,
              4/01/08
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.8%

          50 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB        56,451
              California, Tobacco Settlement Asset-Backed Bonds, Series
              2003A-1, 6.750%, 6/01/39

             Tobacco Securitization Authority of Southern California,
             Tobacco Settlement Asset-Backed Bonds, San Diego County
             Tobacco Asset Securitization Corporation, Senior Series
             2001A:
          50  5.000%, 6/01/37                                              6/14 at 100.00         BBB        49,911
         150  5.125%, 6/01/46                                              6/14 at 100.00         BBB       150,654
-------------------------------------------------------------------------------------------------------------------
         250 Total Consumer Staples                                                                         257,016
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 17.0%

          65 California Educational Facilities Authority, Revenue Bonds,  12/16 at 100.00        Baa3        65,384
              Dominican University, Series 2006, 5.000%, 12/01/36

          75 California Educational Facilities Authority, Revenue Bonds,  10/15 at 100.00          A3        77,008
              University of Redlands, Series 2005A, 5.000%, 10/01/35

         100 California Educational Facilities Authority, Revenue Bonds,  11/15 at 100.00          A2       102,996
              University of the Pacific, Series 2006, 5.000%, 11/01/36

         100 California Municipal Finance Authority, Education Revenue     6/16 at 100.00        BBB-       101,787
              Bonds, American Heritage Education Foundation Project,
              Series 2006A, 5.250%, 6/01/36

         125 California Statewide Community Development Authority,        10/15 at 100.00        BBB-       126,321
              Revenue Bonds, Thomas Jefferson School of Law, Series
              2005A, 4.875%, 10/01/35

         100 California Statewide Community Development Authority,        10/14 at 100.00           A       102,841
              Revenue Bonds, Viewpoint School, Series 2004, 5.000%,
              10/01/28 - ACA Insured

         100 Pima County Industrial Development Authority, Arizona,        6/16 at 100.00         N/R       101,656
              Choice Education and Development Charter School Revenue
              Bonds, Series 2006, 6.375%, 6/01/36

          65 Pima County Industrial Development Authority, Arizona,        6/16 at 100.00         BB+        65,541
              Educational Revenue Bonds, Paradise Education Center
              Charter School, Series 2006, 6.000%, 6/01/36

         110 Pima County Industrial Development Authority, Arizona,        7/16 at 100.00         N/R       110,524
              Charter School Revenue Bonds, Franklin Phonetic Charter
              School, Series 2006, 5.750%, 7/01/36

          60 San Diego County, California, Certificates of                 9/15 at 102.00        Baa3        61,274
              Participation, Burnham Institute, Series 2006,
              5.000%, 9/01/34
-------------------------------------------------------------------------------------------------------------------
         900 Total Education and Civic Organizations                                                        915,332
-------------------------------------------------------------------------------------------------------------------
             Health Care - 9.4%

          50 California Health Facilities Financing Authority, Health      3/13 at 100.00           A        50,986
              Facility Revenue Bonds, Adventist Health System/ West,
              Series 2003A, 5.000%, 3/01/33

          75 California Health Facilities Financing Authority, Hospital   11/06 at 100.00          BB        75,017
              Revenue Bonds, Downey Community Hospital, Series 1993,
              5.750%, 5/15/15

             California Statewide Community Development Authority,
             Revenue Bonds, Daughters of Charity Health System, Series
             2005A:
          15  5.250%, 7/01/35                                              7/15 at 100.00        BBB+        15,634
          50  5.000%, 7/01/39                                              7/15 at 100.00        BBB+        50,854

         150 California Statewide Community Development Authority,         3/16 at 100.00          A+       153,555
              Revenue Bonds, Kaiser Permanante System, Series 2006,
              5.000%, 3/01/41

         100 Sierra Kings Health Care District, Fresno County,            12/16 at 100.00         N/R       100,644
              California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36

          60 Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue   5/16 at 103.00         N/R        60,845
              Bonds, Series 2006, 6.000%, 5/01/31
-------------------------------------------------------------------------------------------------------------------
         500 Total Health Care                                                                              507,535
-------------------------------------------------------------------------------------------------------------------

----
11

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.2%

   $     100 Independent Cities Lease Finance Authority, California,       5/16 at 100.00         N/R $     101,536
              Mobile Home Park Revenue Bonds, San Juan Mobile Estates
              Project, Series 2006A, 5.850%, 5/15/41

         120 Multifamily Housing Revenue Bond Pass-Through Certificates,     No Opt. Call         N/R       125,083
              Series 2001-17, Stanford Arms Seniors Apartments 01-P2,
              5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
         220 Total Housing/Multifamily                                                                      226,619
-------------------------------------------------------------------------------------------------------------------
             Industrials - 5.8%

          20 California Pollution Control Financing Authority, Solid       9/06 at 100.50         BB-        20,100
              Waste Disposal Revenue Bonds, Browning Ferris Industries
              Inc., Series 1989, 6.750%, 9/01/19 (Alternative Minimum
              Tax)

          30 California Pollution Control Financing Authority, Solid      12/06 at 102.00         BB-        29,800
              Waste Disposal Revenue Bonds, Browning Ferris Industries
              Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum
              Tax)

         150 California Pollution Control Financing Authority, Solid         No Opt. Call        BBB+       159,903
              Waste Disposal Revenue Bonds, Republic Services Inc.,
              Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17)
              (Alternative Minimum Tax)

         100 Louisiana Local Government Environmental Facilities and       9/16 at 100.00         N/R       100,373
              Community Development Authority, Carter Plantation Hotel
              Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36
-------------------------------------------------------------------------------------------------------------------
         300 Total Industrials                                                                              310,176
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.7%

          40 ABAG Finance Authority for Non-Profit Corporations,          10/07 at 102.00         BB+        40,910
              California, Certificates of Participation Refunding,
              American Baptist Homes of the West, Series 1998A, 6.200%,
              10/01/27

          50 Louisiana Local Government Environmental Facilities and       6/16 at 101.00         N/R        50,553
              Community Development Authority, Revenue Bonds, CDF
              Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
-------------------------------------------------------------------------------------------------------------------
          90 Total Long-Term Care                                                                            91,463
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 51.8%

             ABAG Finance Authority for Non-Profit Corporations,
             California, Community Facilities District 2006-1 Rincon
             Hills Special Tax Bonds, Series 2006A:
         100  5.200%, 9/01/26                                              9/16 at 100.00         N/R       102,469
         100  5.250%, 9/01/36                                              9/16 at 100.00         N/R       101,673

         100 Beaumont Financing Authority, California, Local Agency        9/15 at 102.00         N/R       106,274
              Revenue Bonds, Series 2005A, 5.600%, 9/01/25

         150 Calaveras County Community Facilities District 2,             3/07 at 103.00         N/R       150,168
              California, Special Tax Bonds, Saddle Creek, Series 2006,
              5.000%, 9/01/26

         125 Corona, California, Community Facilities District 2003-2,     9/06 at 103.00         N/R       127,101
              Special Tax Bonds, Highlands Collection, Series 2006,
              5.150%, 9/01/26

         100 Eastern Municipal Water District, California, Community       3/07 at 102.00         N/R       100,311
              Facilities District 2001-1 Improvement Area A, Special Tax
              Bonds, Series 2006, 5.125%, 9/01/36 (WI/DD, Settling
              9/07/06)

         100 Eastern Municipal Water District, California, Community       3/07 at 102.00         N/R       101,737
              Facility District No 2004-34, Faircrest, Special Tax
              Bonds, Series 2006, 5.250%, 9/01/36

         100 Eastern Municipal Water District, California, Community       9/06 at 102.00         N/R       101,284
              Facility District No 2006-38 Improvement Area A, Special
              Tax Bonds, Series 2006, 5.200%, 9/01/36

          50 El Dorado County, California, Special Tax Bonds, Community    9/14 at 102.00         N/R        50,676
              Facilities District 2005-2, Series 2006, 5.100%, 9/01/36

         200 Golden State Tobacco Securitization Corporation,              6/15 at 100.00           A       204,464
              California, Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2005A, 5.000%, 6/01/45

         125 Irvine, California, Community Facilities District 2005-2      9/06 at 103.00         N/R       128,079
              Special Tax Bonds, Series 2006, 5.250%, 9/01/36

         125 Irvine, California, Unified School District, Community        9/06 at 103.00         N/R       126,365
              Facilities District Special Tax Bonds, Series 2006A,
              5.125%, 9/01/36

          50 Lake Elsinore, California, Community Facilities District      9/12 at 102.00         N/R        50,698
              2005-6, Center Townhomes Special Tax Bonds, Series 2006,
              5.350%, 9/01/36

         100 Lammersville School District, San Joaquin County,             9/16 at 100.00         N/R       101,092
              California, Community Facilities District 2002, Mountain
              House Special Tax Bonds, Series 2006, 5.125%, 9/01/35

----
12

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

   $     130 Merced, California, Community Facilities District 2005-1,     9/06 at 103.00         N/R $     131,530
              Special Tax Bonds, Bellevue Ranch West, Series 2006,
              5.300%, 9/01/36

         125 Moorpark, California, Special Tax Bonds, Community            9/06 at 103.00         N/R       127,972
              Facilities District 2004-1, Moorpark Highlands Project,
              Series 2006, 5.300%, 9/01/38

          65 Moreno Valley Unified School District, Riverside County,      9/06 at 102.00         N/R        65,802
              California, Special Tax Bonds, Community Facilities
              District, Series 2006, 5.200%, 9/01/36

         125 Murrieta Valley Unified School District, Riverside County,    3/07 at 102.00         N/R       127,624
              California, Special Tax Bonds, Community Facilities
              District 2002-4, Series 2006B, 5.450%, 9/01/38

          65 Orange County, California, Newport Coast Phase IV             9/06 at 103.00         N/R        65,432
              Assessment District 01-1 Limited Obligation Improvement
              Bonds, Series 2006, 5.050%, 9/02/33

         125 Poway Unified School District, San Diego County,              9/15 at 100.00         N/R       125,806
              California, Special Tax Bonds, Community Facilities
              District 6, Improvement Area B, Series 2005, 5.125%,
              9/01/36

          50 Puerto Rico Municipal Finance Agency, Series 2005A, 5.250%,   8/15 at 100.00         BBB        53,200
              8/01/25

         125 Riverside Unified School District, California, Community      9/06 at 103.00         N/R       125,633
              Facilities District 24 Special Tax Bonds, Series 2006,
              5.100%, 9/01/36

         125 Roseville, California, Special Tax Bonds, Community           3/07 at 103.00         N/R       127,584
              Facilities District 1 Westpark, Series 2006,
              5.250%, 9/01/37

          50 San Francisco Redevelopment Agency, California, Special Tax   8/15 at 100.00         N/R        50,407
              Bonds, Community Facilities District 6, Mission Bay South,
              Series 2005A, 5.150%, 8/01/35

         100 San Jacinto, California, Community Facilities District        3/07 at 102.00         N/R       101,677
              2006-1 Special Tax Bonds, Infrustructure Projects Series
              2006, 5.200%, 9/01/36

         135 Yuba County, California, Special Tax Bonds, Community         3/15 at 100.00         N/R       135,832
              Facilities District 2004-1, Edgewater, Series 2005,
              5.125%, 9/01/35
-------------------------------------------------------------------------------------------------------------------
       2,745 Total Tax Obligation/Limited                                                                 2,790,890
-------------------------------------------------------------------------------------------------------------------
             Transportation - 6.8%

         150 New Jersey Economic Development Authority, Special            9/09 at 101.00           B       153,269
              Facilities Revenue Bonds, Continental Airlines Inc.,
              Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)

             Palm Springs Financing Authority, California, Palm Springs
             International Airport Revenue Bonds, Series 2006:
          25  5.450%, 7/01/20 (Alternative Minimum Tax)                    7/14 at 102.00         N/R        25,600
          50  5.550%, 7/01/28 (Alternative Minimum Tax)                    7/14 at 102.00         N/R        50,833

          20 Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 100.00        CCC+        20,033
              Environmental Control Facilities Financing Authority,
              Revenue Bonds, American Airlines Inc., Series 1985A,
              6.450%, 12/01/25

          15 Puerto Rico Ports Authority, Special Facilities Revenue      12/06 at 100.00        CCC+        15,001
              Bonds, American Airlines Inc., Series 1993A, 6.300%,
              6/01/23 (Alternative Minimum Tax)

         100 Puerto Rico Ports Authority, Special Facilities Revenue      12/06 at 102.00        CCC+       100,029
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
         360 Total Transportation                                                                           364,765
-------------------------------------------------------------------------------------------------------------------
   $   5,415 Total Investments (cost $5,399,714) - 102.4%                                                 5,513,543
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - (2.4)%                                                       (130,802)
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   5,382,741
             -----------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.

                                See accompanying notes to financial statements.

----
13

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 3.4%

 $     3,500 California County Tobacco Securitization Agency, Tobacco      6/12 at 100.00        Baa3 $     3,638,320
              Settlement Asset-Backed Bonds, Alameda County Tobacco
              Asset Securitization Corporation, Series 2002, 5.750%,
              6/01/29

         655 California County Tobacco Securitization Agency, Tobacco      6/15 at 100.00         BBB         636,896
              Settlement Asset-Backed Bonds, Sonoma County Tobacco
              Securitization Corporation, Series 2005, 4.250%, 6/01/21

       5,000 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB       5,488,850
              California, Tobacco Settlement Asset-Backed Bonds, Series
              2003A-1, 6.250%, 6/01/33
---------------------------------------------------------------------------------------------------------------------
       9,155 Total Consumer Staples                                                                         9,764,066
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.0%

         150 California Educational Facilities Authority, Revenue Bonds,  10/15 at 100.00          A3         154,016
              University of Redlands, Series 2005A, 5.000%, 10/01/35

             California Educational Facilities Authority, Revenue Bonds,
             University of the Pacific, Series 2006:
         105  5.000%, 11/01/21                                            11/15 at 100.00          A2         111,208
         135  5.000%, 11/01/25                                            11/15 at 100.00          A2         141,724

       2,960 California Educational Facilities Authority, Revenue Bonds,   1/15 at 100.00        BBB-       2,974,830
              Woodbury University, Series 2006, 5.000%, 1/01/36

       2,500 California State Public Works Board, Lease Revenue Bonds,     4/15 at 100.00         AAA       2,625,325
              University of California, Institute Projects, Series
              2005C, 5.000%, 4/01/30 - AMBAC Insured

       1,500 California Statewide Community Development Authority,        12/06 at 105.00         N/R       1,582,575
              Certificates of Participation, San Diego Space and Science
              Foundation, Series 1996, 7.500%, 12/01/26

       1,000 University of California, Certificates of Participation,      1/10 at 101.00         Aa2       1,042,740
              San Diego and Sacramento Campus Projects, Series 2002A,
              5.250%, 1/01/22
---------------------------------------------------------------------------------------------------------------------
       8,350 Total Education and Civic Organizations                                                        8,632,418
---------------------------------------------------------------------------------------------------------------------
             Health Care - 5.1%

       3,080 California Health Facilities Financing Authority, Hospital   11/06 at 100.00          BB       3,080,678
              Revenue Bonds, Downey Community Hospital, Series 1993,
              5.750%, 5/15/15

         960 California Health Facilities Financing Authority, Insured    10/06 at 101.00          A+         972,298
              Loan Program Small Facilities Revenue Bonds, Series 1994B,
              7.500%, 4/01/22

         980 California Health Facilities Financing Authority, Revenue    11/15 at 100.00          A3       1,005,088
              Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%,
              11/15/34

       4,805 California Statewide Community Development Authority,         3/16 at 100.00          A+       4,918,879
              Revenue Bonds, Kaiser Permanante System, Series 2006,
              5.000%, 3/01/41

       1,615 California Statewide Community Development Authority,         8/16 at 100.00          A+       1,707,669
              Revenue Bonds, Kaiser Permanente System, Series 2001C,
              5.250%, 8/01/31

       1,695 Central California Joint Powers Health Finance Authority,     2/07 at 100.00        Baa2       1,695,220
              Certificates of Participation, Community Hospitals of
              Central California, Series 1993, 5.000%, 2/01/23

       1,000 Central California Joint Powers Health Finance Authority,     2/11 at 101.00        Baa2       1,047,880
              Certificates of Participation, Community Hospitals of
              Central California, Series 2001, 5.625%, 2/01/21
---------------------------------------------------------------------------------------------------------------------
      14,135 Total Health Care                                                                             14,427,712
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.9%

       1,950 ABAG Finance Authority for Non-Profit Corporations,             No Opt. Call         BBB       2,023,437
              California, Multifamily Housing Revenue Refunding Bonds,
              United Dominion/2000 Post Apartments, Series 2000B,
              6.250%, 8/15/30 (Mandatory put 8/15/08)

       2,500 Daly City Housing Development Finance Agency, California,    12/13 at 102.00          A-       2,728,975
              Mobile Home Park Revenue Bonds, Franciscan Mobile Home
              Park Project, Series 2002A, 5.800%, 12/15/25

       2,000 Riverside County, California, Mobile Home Park Revenue        3/09 at 102.00         N/R       2,074,480
              Bonds, Bravo Mobile Home Park Project, Series 1999A,
              5.900%, 3/20/29

       2,080 Salinas, California, GNMA Collateralized Housing Facility     1/07 at 100.00         AAA       2,083,016
              Revenue Refunding Bonds, Villa Serra Project, Series
              1994A, 6.500%, 7/20/17

----
14

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily (continued)

 $     2,000   San Dimas Housing Authority, California, Mobile Home Park     7/08 at 102.00         N/R $     2,081,720
                Revenue Bonds, Charter Oak Mobile Home Estates Acquisition
                Project, Series 1998A, 5.700%, 7/01/28
-----------------------------------------------------------------------------------------------------------------------
      10,530   Total Housing/Multifamily                                                                     10,991,628
-----------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 0.0%

          90   California Rural Home Mortgage Finance Authority,               No Opt. Call         AAA          91,447
                Mortgage-Backed Securities Program Single Family Mortgage
                Revenue Bonds, Series 1997A, 7.000%, 9/01/29 (Alternative
                Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
               Industrials - 1.0%

       1,000   California Municipal Finance Authority, Solid Waste             No Opt. Call         BBB         995,070
                Disposal Revenue Bonds, Waste Management Inc., Series
                2004, 4.100%, 9/01/14 (Mandatory put 9/01/09) (Alternative
                Minimum Tax)

         750   California Pollution Control Financing Authority, Solid         No Opt. Call        BBB+         799,515
                Waste Disposal Revenue Bonds, Republic Services Inc.,
                Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17)
                (Alternative Minimum Tax)

       1,000   California Pollution Control Financing Authority, Solid       1/16 at 102.00         BBB       1,030,500
                Waste Disposal Revenue Bonds, Waste Management Inc.,
                Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
       2,750   Total Industrials                                                                              2,825,085
-----------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 3.0%

               ABAG Finance Authority for Non-Profit Corporations,
               California, Cal-Mortgage Revenue Bonds, Elder Care Alliance
               of Union City, Series 2004:
       1,850    5.400%, 8/15/24                                              8/14 at 100.00           A       1,961,925
       2,130    5.600%, 8/15/34                                              8/14 at 100.00           A       2,269,792

       4,250   ABAG Finance Authority for Non-Profit Corporations,          10/07 at 102.00         BB+       4,303,295
                California, Certificates of Participation, American
                Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27
-----------------------------------------------------------------------------------------------------------------------
       8,230   Total Long-Term Care                                                                           8,535,012
-----------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 16.0%

       3,335   California, General Obligation Bonds, Derivative Tax Exempt     No Opt. Call         AAA       4,948,940
                Receipts, Series 245, 10.321%, 2/01/15 (IF)

               California, General Obligation Bonds, Series 2004:
       2,500    5.000%, 2/01/20                                              2/14 at 100.00          A+       2,636,825
       1,000    5.000%, 4/01/21                                              4/14 at 100.00          A+       1,053,120
       6,000    5.125%, 4/01/23                                              4/14 at 100.00          A+       6,399,180

               Central Unified School District, Fresno County, California,
               General Obligation Bonds, Series 2004A:
       1,000    5.500%, 7/01/22 - FGIC Insured                               7/14 at 100.00         AAA       1,102,440
       1,500    5.500%, 7/01/24 - FGIC Insured                               7/14 at 100.00         AAA       1,653,660

       1,035   Escondido Union School District, San Diego County,            8/12 at 100.00         AAA       1,110,979
                California, General Obligation Bonds, Series 2002A,
                5.250%, 8/01/23 - FSA Insured

               Glendora Unified School District, Los Angeles County,
               California, General Obligation Bonds, Series 2006A:
       1,475    5.250%, 8/01/22 - MBIA Insured                               8/16 at 100.00         AAA       1,622,766
       1,120    5.250%, 8/01/25 - MBIA Insured                               8/16 at 100.00         AAA       1,224,518

               Grossmont-Cuyamaca Community College District, California,
               General Obligation Bonds, Series 2005B:
       5,080    5.000%, 8/01/21 - FGIC Insured                               8/15 at 100.00         AAA       5,439,969
       2,350    5.000%, 8/01/26 - FGIC Insured                               8/15 at 100.00         AAA       2,489,449

       6,000   Los Angeles Unified School District, California, General      7/13 at 100.00         AAA       6,344,280
                Obligation Bonds, Series 2003A, 5.000%, 7/01/22 - FSA
                Insured

       2,000   Murrieta Valley Unified School District, Riverside County,    9/13 at 100.00         AAA       2,096,780
                California, General Obligation Bonds, Series 2003A,
                5.000%, 9/01/26 - FGIC Insured

       1,350   Riverside Community College District, California, General     8/15 at 100.00         AAA       1,445,661
                Obligation Bonds, Series 2005, 5.000%, 8/01/21 - FSA
                Insured

         275   Roseville Joint Union High School District, Placer County,    8/15 at 100.00         AAA         291,107
                California, General Obligation Bonds, Series 2006B,
                5.000%, 8/01/27 - FGIC Insured

       2,000   San Diego Unified School District, California, General        7/10 at 100.00         AAA       2,105,640
                Obligation Bonds, Election of 1998, Series 2000B, 5.125%,
                7/01/22 - MBIA Insured

----
15

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     1,355 San Jose-Evergreen Community College District, Santa Clara    9/15 at 100.00         AAA $     1,438,156
              County, California, General Obligation Bonds, Series
              2005A, 5.000%, 9/01/25 - MBIA Insured

       2,000 West Contra Costa Unified School District, Contra Costa       8/11 at 101.00         AAA       2,123,540
              County, California, General Obligation Bonds, Series
              2003B, 5.000%, 8/01/20 - FSA Insured
---------------------------------------------------------------------------------------------------------------------
      41,375 Total Tax Obligation/General                                                                  45,527,010
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 20.7%

       3,000 Alameda County Redevelopment Agency, California, Eden Area    8/16 at 100.00         AAA       3,142,050
              Redevelopment Project, Tax Allocation Bonds, Series 2006A,
              5.000%, 8/01/36 - MBIA Insured

         525 California, Economic Recovery Revenue Bonds, Series 2004A,    7/14 at 100.00         AA-         569,163
              5.000%, 7/01/15

         350 Capistrano Unified School District, Orange County,            9/15 at 100.00         AAA         370,941
              California, Special Tax Bonds, Community Facilities
              District, Series 2005, 5.000%, 9/01/24 - FGIC Insured

             Hesperia Community Redevelopment Agency, California, Tax
             Allocation Bonds, Series 2005A:
         265  5.000%, 9/01/20 - XLCA Insured                               9/15 at 100.00         AAA         282,082
       2,075  5.000%, 9/01/35 - XLCA Insured                               9/15 at 100.00         AAA       2,154,971

             Irvine, California, Unified School District, Community
             Facilities District Special Tax Bonds, Series 2006A:
         180  5.000%, 9/01/26                                              9/06 at 103.00         N/R         181,622
         420  5.125%, 9/01/36                                              9/06 at 103.00         N/R         424,586

       2,000 La Mirada Redevelopment Agency, California, Special Tax      10/08 at 102.00         N/R       2,037,800
              Refunding Bonds, Community Facilities District 89-1, Civic
              Theatre Project, Series 1998, 5.700%, 10/01/20

       2,500 Lancaster Redevelopment Agency, California, Subordinate       8/13 at 100.00         AAA       2,588,975
              Lien Tax Allocation Bonds, Combined Redevelopment Project
              Areas, Series 2003B, 5.000%, 8/01/34 - FGIC Insured

       1,870 Lancaster Redevelopment Agency, California, Tax Allocation   12/14 at 100.00         AAA       1,967,277
              Refunding Bonds, Combined Area Sheriff's Facilities
              Projects, Series 2004, 5.000%, 12/01/23 - XLCA Insured

       1,120 Lancaster Redevelopment Agency, California, Tax Allocation   12/14 at 100.00         AAA       1,178,262
              Refunding Bonds, Combined Fire Protection Facilities
              Project, Series 2004, 5.000%, 12/01/23 - XLCA Insured

         630 Los Angeles Community Redevelopment Agency, California,       9/15 at 100.00         Aaa         654,898
              Lease Revenue Bonds, Manchester Social Services Project,
              Series 2005, 5.000%, 9/01/37 - AMBAC Insured

       2,500 Los Angeles County Schools, California, Certificates of       9/13 at 100.00         AAA       2,627,175
              Participation, Pooled Financing Program, Regionalized
              Business Services Corporation, Series 2003A, 5.000%,
              9/01/22 - FSA Insured

         995 Milpitas, California, Local Improvement District 20 Limited   9/06 at 103.00         N/R       1,030,760
              Obligation Bonds, Series 1998A, 5.700%, 9/02/18

             Moreno Valley Unified School District, Riverside County,
             California, Special Tax Bonds, Community Facilities
             District, Series 2004:
         805  5.550%, 9/01/29                                              9/14 at 100.00         N/R         823,306
       1,250  5.650%, 9/01/34                                              9/14 at 100.00         N/R       1,283,975

       1,040 Nevada County, California, Certificates of Participation     10/11 at 100.00         Aaa       1,117,782
              Refunding, Series 2001, 5.250%, 10/01/13 - MBIA Insured

         690 Ontario, California, Assessment District 100C Limited         9/06 at 103.00         N/R         721,816
              Obligation Improvement Bonds, California Commerce Center
              Phase III, Series 1991, 8.000%, 9/02/11

       2,000 Poway, California, Community Facilities District 88-1,        8/08 at 102.00         N/R       2,132,980
              Special Tax Refunding Bonds, Parkway Business Centre,
              Series 1998, 6.750%, 8/15/15

       1,645 Rancho Cucamonga, California, Limited Obligation              9/06 at 101.00         N/R       1,662,470
              Improvement Bonds, Masi Plaza Assessment District 93-1,
              Series 1997, 6.250%, 9/02/22

         305 Rialto Redevelopment Agency, California, Tax Allocation       9/15 at 100.00         AAA         317,215
              Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35
              - XLCA Insured

         380 Roseville, California, Certificates of Participation,         8/13 at 100.00         AAA         396,564
              Public Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC
              Insured

       1,000 Sacramento City Financing Authority, California, Lease          No Opt. Call         AAA       1,132,590
              Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
              AMBAC Insured

----
16

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
----------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $       500 Sacramento City Financing Authority, California, Lease          No Opt. Call         AA-     $       549,930
              Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20

         995 Sacramento County, Laguna, California, Special Tax           12/07 at 102.00         N/R           1,010,233
              Refunding Bonds, Community Facilities District 1 - Laguna
              Creek Ranch, Series 1997, 5.700%, 12/01/20

       2,880 San Francisco Redevelopment Agency, California, Lease         7/11 at 102.00         AAA           3,097,670
              Revenue Bonds, Moscone Convention Center, Series 2004,
              5.250%, 7/01/24 - AMBAC Insured

       7,090 San Marcos Redevelopment Agency, California, Tax Allocation  10/07 at 102.00           A           7,367,148
              Bonds, Affordable Housing Project, Series 1997A, 6.000%,
              10/01/27 (Alternative Minimum Tax)

       2,805 San Mateo County Transit District, California, Sales Tax      6/15 at 100.00         AAA           3,000,593
              Revenue Bonds, Series 2005A, 5.000%, 6/01/21 - MBIA Insured

       4,000 Shafter Joint Powers Financing Authority, California, Lease   1/07 at 101.00           A           4,067,200
              Revenue Bonds, Community Correctional Facility Acquisition
              Project, Series 1997A, 6.050%, 1/01/17

       1,025 Stockton Public Financing Authority, California, Lease        9/14 at 100.00         AAA           1,103,618
              Revenue Bonds, Series 2004, 5.250%, 9/01/23 - FGIC Insured

       2,000 Taft Public Financing Authority, California, Lease Revenue    1/07 at 101.00           A           2,032,240
              Bonds, Community Correctional Facility Acquisition, Series
              1997A, 6.050%, 1/01/17

       6,700 Travis Unified School District, Solano County, California,    9/16 at 100.00         Aaa           7,014,096
              Certificates of Participation, Series 2006, 5.000%,
              9/01/31 - FGIC Insured

       1,020 Vallejo Public Financing Authority, California, Limited         No Opt. Call         N/R           1,049,713
              Obligation Revenue Refinancing Bonds, Fairground Drive
              Assessment District 65, Series 1998, 5.700%, 9/02/11
----------------------------------------------------------------------------------------------------------------------------
      56,560 Total Tax Obligation/Limited                                                                      59,091,701
----------------------------------------------------------------------------------------------------------------------------
             Transportation - 8.1%

       3,000 Bay Area Toll Authority, California, Revenue Bonds, San       4/11 at 100.00          AA           3,170,070
              Francisco Bay Area Toll Bridge, Series 2001D, 5.000%,
              4/01/16

       2,000 Foothill/Eastern Transportation Corridor Agency,              1/10 at 100.00        BBB-           2,001,440
              California, Toll Road Revenue Bonds, Series 1995A, 5.000%,
              1/01/35

       2,750 Foothill/Eastern Transportation Corridor Agency,              1/14 at 101.00        BBB-           2,470,297
              California, Toll Road Revenue Refunding Bonds, Series
              1999, 0.000%, 1/15/28

             Palm Springs Financing Authority, California, Palm Springs
             International Airport Revenue Bonds, Series 2006:
         285  5.450%, 7/01/20 (Alternative Minimum Tax)                    7/14 at 102.00         N/R             291,843
         240  5.550%, 7/01/28 (Alternative Minimum Tax)                    7/14 at 102.00         N/R             243,998

             Port of Oakland, California, Revenue Bonds, Series 2000K:
       2,000  5.500%, 11/01/09 - FGIC Insured (Alternative Minimum Tax)      No Opt. Call         AAA           2,106,660
       4,000  5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)    5/10 at 100.00         AAA           4,232,800

       5,500 Port of Oakland, California, Revenue Bonds, Series 2002M,    11/12 at 100.00         AAA           5,954,905
              5.250%, 11/01/19 - FGIC Insured

       2,475 San Francisco Airports Commission, California, Revenue        5/12 at 100.00         AAA           2,644,562
              Refunding Bonds, San Francisco International Airport,
              Second Series 2002, Issue 28B, 5.250%, 5/01/22 - MBIA
              Insured
----------------------------------------------------------------------------------------------------------------------------
      22,250 Total Transportation                                                                              23,116,575
----------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 12.0% (3)

       4,200 California Department of Water Resources, Power Supply        5/12 at 101.00         Aaa           4,574,430
              Revenue Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded
              5/01/12)

       3,115 California Educational Facilities Authority, Revenue Bonds,   6/10 at 101.00        Baa3 (3)       3,470,577
              Pooled College and University Projects, Series 2000C,
              6.750%, 6/01/30 (ETM)

       6,000 California Health Facilities Financing Authority, Revenue    12/09 at 101.00          A3 (3)       6,533,100
              Bonds, Cedars-Sinai Medical Center, Series 1999A, 6.125%,
              12/01/30 (Pre-refunded 12/01/09)

       4,460 California Infrastructure Economic Development Bank, First      No Opt. Call         AAA           4,943,152
              Lien Revenue Bonds, San Francisco Bay Area Toll Bridge,
              Series 2003A, 5.000%, 7/01/22 - FSA Insured (ETM)

----
17

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)               Value
---------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed (3) (continued)

 $     4,800   California, Various Purpose General Obligation Bonds,         3/10 at 101.00         AAA     $     5,192,928
                Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) - MBIA
                Insured

       2,300   Los Angeles Harbors Department, California, Revenue Bonds,      No Opt. Call         AAA           2,816,143
                Series 1988, 7.600%, 10/01/18 (ETM)

       4,051   Merced Irrigation District, California, Subordinated          3/08 at 102.00         AAA           4,331,491
                Revenue Certificates of Participation, Electric System
                Project, Series 2000, 7.450%, 3/01/18 (Pre-refunded
                3/01/08)

       2,250   Orange County, California, Special Tax Bonds, Community       8/09 at 102.00         N/R (3)       2,494,080
                Facilities District 99-1 of Ladera Ranch, Series 1999A,
                6.700%, 8/15/29 (Pre-refunded 8/15/09)
---------------------------------------------------------------------------------------------------------------------------
      31,176   Total U.S. Guaranteed                                                                             34,355,901
---------------------------------------------------------------------------------------------------------------------------
               Utilities - 13.1%

       6,420   California Department of Water Resources, Power Supply        5/12 at 101.00         N/R           8,381,824
                Revenue Bonds, RITES PA-1120R, Series 2003, 8.756%,
                5/01/14 - AMBAC Insured (IF)

       2,740   California Statewide Community Development Authority,        12/06 at 101.00         N/R           2,757,043
                Certificates of Participation Refunding, Rio Bravo Fresno
                Project, Series 1999A, 6.300%, 12/01/18

               Los Angeles Department of Water and Power, California,
               Power System Revenue Bonds, Series 2001A-1:
       5,000    5.250%, 7/01/15                                              7/11 at 100.00         AA-           5,323,900
      10,000    5.250%, 7/01/21 - FSA Insured                                7/11 at 100.00         AAA          10,584,397

         500   Los Angeles Department of Water and Power, California,        7/13 at 100.00         AAA             531,485
                Power System Revenue Bonds, Series 2003A-2, 5.000%,
                7/01/21 - MBIA Insured

       5,000   Los Angeles Department of Water and Power, California,        7/15 at 100.00         AAA           5,264,100
                Power System Revenue Bonds, Series 2005A-1, 5.000%,
                7/01/31 - FSA Insured

         615   Merced Irrigation District, California, Electric System       9/15 at 100.00         AAA             649,010
                Revenue Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

       3,470   Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00        Baa3           3,782,612
                Environmental Control Facilities Financing Authority,
                Co-Generation Facility Revenue Bonds, Series 2000A,
                6.625%, 6/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
      33,745   Total Utilities                                                                                   37,274,371
---------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 8.5%

       6,080   California Department of Water Resources, Water System       12/12 at 100.00         AAA           6,483,894
                Revenue Bonds, Central Valley Project, Series 2002Z,
                5.000%, 12/01/17 - FGIC Insured

       1,270   California Department of Water Resources, Water System        6/13 at 100.00         AAA           1,385,608
                Revenue Bonds, Central Valley Project, Series 2003Y,
                5.250%, 12/01/16 - FGIC Insured

       2,000   California Statewide Community Development Authority, Water  10/13 at 100.00         AAA           2,143,260
                and Wastewater Revenue Bonds, Pooled Financing Program,
                Series 2003A, 5.250%, 10/01/23 - FSA Insured

       1,680   Castaic Lake Water Agency, California, Revenue Certificates   8/14 at 100.00         AAA           1,783,034
                of Participation, Series 2004A, 5.000%, 8/01/20 - AMBAC
                Insured

         455   Healdsburg Public Financing Authority, California,            4/16 at 100.00         AAA             477,777
                Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 -
                MBIA Insured

       4,250   Los Angeles Department of Water and Power, California,        7/11 at 100.00          AA           4,377,755
                Waterworks Revenue Refunding Bonds, Series 2001A, 5.125%,
                7/01/41

         435   Marina Coast Water District, California, Enterprise           6/16 at 100.00         AAA             457,420
                Certificate of Participation, Series 2006, 5.000%, 6/01/31
                - MBIA Insured

       1,500   Metropolitan Water District of Southern California, Water    10/14 at 100.00         AAA           1,577,805
                Revenue Bonds, Series 2004B-3, 5.000%, 10/01/29 - MBIA
                Insured

       1,190   Pasadena, California, Water Revenue Refunding Bonds, Series   6/13 at 100.00         AAA           1,266,089
                2003, 5.000%, 6/01/20 - FGIC Insured

         625   Sacramento County Sanitation District Financing Authority,    6/16 at 100.00         AAA             661,800
                California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 -
                FGIC Insured

       1,670   Sacramento County Sanitation District Financing Authority,      No Opt. Call          AA           2,088,018
                California, Revenue Bonds, Series 694R-A, 9.550%, 12/01/10
                (IF)

----
18

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

 $     1,385 Sacramento County Sanitation District Financing Authority,   12/10 at 101.00          AA $     1,678,094
              California, Revenue Bonds, Series 694R-B, 7.906%, 12/01/11
              (IF)
---------------------------------------------------------------------------------------------------------------------
      22,540 Total Water and Sewer                                                                         24,380,554
---------------------------------------------------------------------------------------------------------------------
 $   260,886 Total Long-Term Investments (cost $266,314,465) - 97.8%                                      279,013,480
---------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.5%

         300 California Department of Water Resources, Power Supply                              A-1+         300,000
              Revenue Bonds, Variable Rate Demand Obligations, Series
              2002C-7, 3.270%, 5/01/22 - FSA Insured (4)

         500 California Housing Finance Agency, Home Mortgage Revenue                            A-1+         500,000
              Bonds, Variable Rate Demand Obligations, Series 2001R,
              3.600%, 8/01/23 - AMBAC Insured (Alternative Minimum Tax)
              (4)

         500 East Bay Municipal Utility District, Alameda and Contra                             A-1+         500,000
              Costa Counties, California, Water System Subordinated
              Revenue Bonds, Variable Rate Demand Obligations, Series
              2005B-2, 3.260%, 6/01/38 - XLCA Insured (4)
---------------------------------------------------------------------------------------------------------------------
 $     1,300 Total Short-Term Investments (cost $1,300,000)                                                 1,300,000
---------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $267,614,465) - 98.3%                                                280,313,480
             -------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.7%                                                           4,938,163
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   285,251,643
             -------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
           N/R Not rated.
         (ETM) Escrowed to maturity.
          (IF) Inverse floating rate investment.

                                See accompanying notes to financial statements.

----
19

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.0%

 $     2,125 California Educational Facilities Authority, Student Loan     3/08 at 102.00         Aaa $     2,201,819
              Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%,
              3/01/21 - MBIA Insured (Alternative Minimum Tax)

       2,500 California State Public Works Board, Lease Revenue Bonds,     4/15 at 100.00         AAA       2,625,325
              University of California, Institute Projects, Series
              2005C, 5.000%, 4/01/30 - AMBAC Insured

       2,250 California State University, Systemwide Revenue Bonds,        5/15 at 100.00         AAA       2,383,695
              Series 2005A, 5.000%, 11/01/25 - AMBAC Insured

       5,000 Long Beach Bond Financing Authority, California, Lease       11/11 at 101.00         AAA       5,285,200
              Revenue Refunding Bonds, Long Beach Aquarium of the South
              Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
      11,875 Total Education and Civic Organizations                                                       12,496,039
---------------------------------------------------------------------------------------------------------------------
             Health Care - 2.6%

       2,000 Antelope Valley Healthcare District, California, Insured      1/08 at 102.00         AAA       2,071,920
              Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 -
              FSA Insured

       4,000 California Statewide Community Development Authority,         8/09 at 101.00         AAA       4,212,640
              Certificates of Participation, Sutter Health Obligated
              Group, Series 1999, 5.500%, 8/15/31 - FSA Insured
---------------------------------------------------------------------------------------------------------------------
       6,000 Total Health Care                                                                              6,284,560
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.9%

       4,180 California Statewide Community Development Authority,        12/11 at 100.00         AAA       4,314,512
              Multifamily Housing Revenue Senior Bonds, Westgate
              Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 -
              AMBAC Insured (Alternative Minimum Tax)

       3,865 Los Angeles, California, GNMA Mortgage-Backed Securities      7/11 at 102.00         AAA       4,024,934
              Program Multifamily Housing Revenue Bonds, Park Plaza West
              Senior Apartments, Series 2001B, 5.400%, 1/20/31
              (Alternative Minimum Tax)

       1,285 Santa Cruz County Housing Authority, California, GNMA         7/09 at 102.00         AAA       1,326,454
              Collateralized Multifamily Housing Revenue Bonds,
              Northgate Apartments, Series 1999A, 5.500%, 7/20/40
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       9,330 Total Housing/Multifamily                                                                      9,665,900
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.7%

             California Department of Veterans Affairs, Home Purchase
             Revenue Bonds, Series 2002A:
       3,500  5.300%, 12/01/21 - AMBAC Insured                             6/12 at 101.00         AAA       3,749,060
       5,000  5.350%, 12/01/27 - AMBAC Insured                             6/12 at 101.00         AAA       5,335,600

       2,420 California Rural Home Mortgage Finance Authority, FNMA        6/12 at 101.00         Aaa       2,464,746
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Bonds, Series 2002D, 5.250%, 6/01/34 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      10,920 Total Housing/Single Family                                                                   11,549,406
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 21.1%

             Bonita Unified School District, San Diego County,
             California, General Obligation Bonds, Series 2004A:
       1,425  5.250%, 8/01/20 - MBIA Insured                               8/14 at 100.00         AAA       1,552,880
       1,570  5.250%, 8/01/21 - MBIA Insured                               8/14 at 100.00         AAA       1,710,892

       3,570 California, General Obligation Bonds, Series 2004, 5.000%,    2/14 at 100.00         AAA       3,830,217
              2/01/17 - AMBAC Insured

       4,080 Chaffey Joint Union High School District, San Bernardino      8/15 at 100.00         AAA       4,347,077
              County, California, General Obligation Bonds, Series 2005,
              5.000%, 8/01/23 - FGIC Insured

       1,365 El Segundo Unified School District, Los Angeles County,       9/14 at 100.00         AAA       1,488,642
              California, General Obligation Bonds, Series 2004, 5.250%,
              9/01/20 - FGIC Insured

       1,610 Eureka Unified School District, Humboldt County,              8/12 at 101.00         AAA       1,741,392
              California, General Obligation Bonds, Series 2002, 5.250%,
              8/01/23 - FSA Insured

       1,000 Fremont Unified School District, Alameda County,              8/12 at 101.00         AAA       1,063,040
              California, General Obligation Bonds, Series 2002A,
              5.000%, 8/01/21 - FGIC Insured

             Glendora Unified School District, Los Angeles County,
             California, General Obligation Bonds, Series 2006A:
       1,900  5.250%, 8/01/24 - MBIA Insured                               8/16 at 100.00         AAA       2,080,557
       1,000  5.250%, 8/01/25 - MBIA Insured                               8/16 at 100.00         AAA       1,093,320

----
20

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

               Golden West Schools Financing Authority, California,
               General Obligation Revenue Refunding Bonds, School District
               Program, Series 1998A:
 $     2,650    0.000%, 8/01/19 - MBIA Insured                                8/13 at 68.56         AAA $     1,342,729
       2,755    0.000%, 8/01/20 - MBIA Insured                                8/13 at 63.85         AAA       1,294,712

       2,500   Huntington Beach Union High School District, Orange County,   8/14 at 100.00         AAA       2,655,050
                California, General Obligation Bonds, Series 2004, 5.000%,
                8/01/22 - FSA Insured

               Imperial Community College District, Imperial County,
               California, General Obligation Bonds, Series 2005:
       1,330    5.000%, 8/01/23 - FGIC Insured                               8/14 at 100.00         AAA       1,417,062
       1,510    5.000%, 8/01/24 - FGIC Insured                               8/14 at 100.00         AAA       1,604,209

       1,460   Jurupa Unified School District, Riverside County,             8/13 at 100.00         AAA       1,537,935
                California, General Obligation Bonds, Series 2004, 5.000%,
                8/01/24 - FGIC Insured

       1,255   Los Angeles Community College District, Los Angeles County,   8/15 at 100.00         AAA       1,333,299
                California, General Obligation Bonds, Series 2005A,
                5.000%, 8/01/24 - FSA Insured

       5,000   Los Angeles Unified School District, California, General      7/12 at 100.00         AAA       5,263,200
                Obligation Bonds, Series 2002E, 5.125%, 1/01/27 - MBIA
                Insured

       1,280   Los Angeles Unified School District, California, General      7/13 at 100.00         AAA       1,342,144
                Obligation Bonds, Series 2003A, 5.000%, 7/01/24 - FSA
                Insured

       2,405   Oak Valley Hospital District, Stanislaus County,              7/14 at 101.00         Aaa       2,510,435
                California, General Obligation Bonds, Series 2005, 5.000%,
                7/01/31 - FGIC Insured

         270   Roseville Joint Union High School District, Placer County,    8/15 at 100.00         AAA         285,814
                California, General Obligation Bonds, Series 2006B,
                5.000%, 8/01/27 - FGIC Insured

       1,590   Sacramento City Unified School District, Sacramento County,   7/15 at 100.00         Aaa       1,682,379
                California, General Obligation Bonds, Series 2005, 5.000%,
                7/01/27 - MBIA Insured

       4,070   San Benito Health Care District, California, General          7/14 at 101.00         AAA       4,242,365
                Obligation Bonds, Series 2005, 5.000%, 7/01/31 - XLCA
                Insured

       2,335   San Juan Unified School District, Sacramento County,          8/14 at 100.00         AAA       2,511,713
                California, General Obligation Bonds, Series 2004A,
                5.000%, 8/01/18 - MBIA Insured

       1,000   San Ramon Valley Unified School District, Contra Costa        8/14 at 100.00         AAA       1,056,480
                County, California, General Obligation Bonds, Series 2004,
                5.000%, 8/01/24 - FSA Insured

       3,040   Sulphur Springs Union School District, Los Angeles County,      No Opt. Call         AAA       2,126,054
                California, General Obligation Bonds, Series 1991A,
                0.000%, 9/01/15 - MBIA Insured

       1,000   Washington Unified School District, Yolo County,              8/13 at 100.00         AAA       1,057,580
                California, General Obligation Bonds, Series 2004A,
                5.000%, 8/01/22 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
      52,970   Total Tax Obligation/General                                                                  52,171,177
-----------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 19.6%

       1,915   Alameda County Redevelopment Agency, California, Eden Area    8/16 at 100.00         AAA       2,005,675
                Redevelopment Project, Tax Allocation Bonds, Series 2006A,
                5.000%, 8/01/36 - MBIA Insured

         350   Barstow Redevelopment Agency, California, Tax Allocation        No Opt. Call         AAA         393,533
                Bonds, Central Redevelopment Project, Series 1994A,
                7.000%, 9/01/14 - MBIA Insured

       1,655   Bell Community Housing Authority, California, Lease Revenue  10/15 at 100.00         AAA       1,724,229
                Bonds, Series 2005, 5.000%, 10/01/36 - AMBAC Insured

       2,250   Brea and Olinda Unified School District, Orange County,       8/11 at 101.00         AAA       2,353,748
                California, Certificates of Participation Refunding,
                Series 2002A, 5.125%, 8/01/26 - FSA Insured

       1,960   California Infrastructure Economic Development Bank,         12/13 at 100.00         AAA       2,064,390
                Revenue Bonds, North County Center for Self-Sufficiency
                Corporation, Series 2004, 5.000%, 12/01/25 - AMBAC Insured

         335   Capistrano Unified School District, Orange County,            9/15 at 100.00         AAA         355,043
                California, Special Tax Bonds, Community Facilities
                District, Series 2005, 5.000%, 9/01/24 - FGIC Insured

       2,000   Cerritos Public Financing Authority, California, Tax         11/17 at 102.00         AAA       2,151,000
                Allocation Revenue Bonds, Los Cerritos Redevelopment
                Projects, Series 2002A, 5.000%, 11/01/24 - AMBAC Insured

----
21

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     1,400 Chula Vista Public Financing Authority, California, Pooled    9/15 at 100.00         AAA $     1,466,640
              Community Facility District Assessment Revenue Bonds,
              Series 2005A, 5.000%, 9/01/29 - MBIA Insured

       2,285 Folsom Cordova Unified School District, Sacramento County,   10/14 at 100.00         AAA       2,434,096
              California, General Obligation Bonds, School Facilities
              Improvement District 1, Series 2004B, 5.000%, 10/01/21 -
              MBIA Insured

       1,185 Folsom Cordova Unified School District, Sacramento County,   10/14 at 100.00         AAA       1,248,954
              California, General Obligation Bonds, School Facilities
              Improvement District 2, Series 2004B, 5.000%, 10/01/27 -
              FSA Insured

       1,840 Hawthorne Community Redevelopment Agency, California,         9/16 at 100.00         AAA       1,941,494
              Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%,
              9/01/26 - XLCA Insured

         260 Hesperia Community Redevelopment Agency, California, Tax      9/15 at 100.00         AAA         276,760
              Allocation Bonds, Series 2005A, 5.000%, 9/01/20 - XLCA
              Insured

       4,555 Long Beach Bond Finance Authority, California, Multiple       8/15 at 100.00         AAA       4,718,889
              Project Tax Allocation Bonds, Housing and Gas Utility
              Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 -
              AMBAC Insured

         610 Los Angeles Community Redevelopment Agency, California,       9/15 at 100.00         Aaa         634,107
              Lease Revenue Bonds, Manchester Social Services Project,
              Series 2005, 5.000%, 9/01/37 - AMBAC Insured

       1,000 Los Angeles Community Redevelopment Agency, California, Tax  12/14 at 100.00         AAA       1,063,480
              Allocation Bonds, Bunker Hill Project, Series 2004A,
              5.000%, 12/01/20 - FSA Insured

       2,000 Los Angeles County Metropolitan Transportation Authority,     7/13 at 100.00         AAA       2,135,940
              California, Proposition A First Tier Senior Sales Tax
              Revenue Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

       1,460 Moreno Valley Unified School District, Riverside County,      3/14 at 100.00         AAA       1,534,007
              California, Certificates of Participation, Series 2005,
              5.000%, 3/01/23 - FSA Insured

      14,050 Paramount Redevelopment Agency, California, Tax Allocation      No Opt. Call         AAA       5,679,291
              Refunding Bonds, Redevelopment Project Area 1, Series
              1998, 0.000%, 8/01/26 - MBIA Insured

         290 Rialto Redevelopment Agency, California, Tax Allocation       9/15 at 100.00         AAA         301,615
              Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35
              - XLCA Insured

       8,000 Riverside County, California, Asset Leasing Corporate         6/12 at 101.00         AAA       8,449,840
              Leasehold Revenue Bonds, Riverside County Hospital
              Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured

         360 Roseville, California, Certificates of Participation,         8/13 at 100.00         AAA         375,692
              Public Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC
              Insured

       3,560 Roseville, California, Special Tax Bonds, Community           9/15 at 100.00         AAA       3,724,080
              Facilities District 1 - Woodcreek West, Series 2005,
              5.000%, 9/01/30 - AMBAC Insured

       1,490 Tulare Public Financing Authority, California, Lease         10/07 at 102.00         AAA       1,540,943
              Revenue Bonds, Capital Facilities Project, Series 1997,
              5.125%, 10/01/22 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      54,810 Total Tax Obligation/Limited                                                                  48,573,446
---------------------------------------------------------------------------------------------------------------------
             Transportation - 9.8%

       6,500 Foothill/Eastern Transportation Corridor Agency,              1/10 at 100.00         AAA       6,688,370
              California, Toll Road Revenue Bonds, Series 1995A, 5.000%,
              1/01/35 - MBIA Insured

       3,255 Foothill/Eastern Transportation Corridor Agency,              1/10 at 101.00         AAA       3,480,506
              California, Toll Road Revenue Refunding Bonds, Series
              1999, 5.750%, 1/15/40 - MBIA Insured

       2,000 Port of Oakland, California, Revenue Bonds, Series 2000K,     5/10 at 100.00         AAA       2,116,400
              5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

         625 San Francisco Airports Commission, California, Revenue        5/10 at 101.00         AAA         653,081
              Bonds, San Francisco International Airport, Second Series
              2000, Issue 26B, 5.000%, 5/01/21 - FGIC Insured

       3,470 San Francisco Airports Commission, California, Revenue        5/08 at 101.00         AAA       3,583,296
              Bonds, San Francisco International Airport, Second Series
              Issue 16A, 5.375%, 5/01/16 - FSA Insured (Alternative
              Minimum Tax)

       5,000 San Francisco Airports Commission, California, Revenue        5/11 at 100.00         AAA       5,171,900
              Refunding Bonds, San Francisco International Airport,
              Second Series 2001, Issue 27A, 5.250%, 5/01/31 - MBIA
              Insured (Alternative Minimum Tax)

       1,290 San Francisco Airports Commission, California, Special        1/08 at 101.00         AAA       1,322,637
              Facilities Lease Revenue Bonds, San Francisco
              International Airport, SFO Fuel Company LLC, Series 1997A,
              5.250%, 1/01/22 - AMBAC Insured (Alternative Minimum Tax)

----
22

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

 $     1,320 San Francisco Airports Commission, California, Special        1/08 at 102.00         AAA $     1,386,528
              Facilities Lease Revenue Bonds, San Francisco
              International Airport, SFO Fuel Company LLC, Series 2000A,
              6.100%, 1/01/20 - FSA Insured (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      23,460 Total Transportation                                                                          24,402,718
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 18.5% (3)

         690 Barstow Redevelopment Agency, California, Tax Allocation        No Opt. Call         AAA         786,131
              Bonds, Central Redevelopment Project, Series 1994A,
              7.000%, 9/01/14 - MBIA Insured (ETM)

      22,250 California, Various Purpose General Obligation Bonds,         3/10 at 101.00         AAA      24,071,384
              Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) - MBIA
              Insured

       3,305 Centinela Valley Union High School District, Los Angeles      8/10 at 102.00         AAA       3,517,379
              County, California, General Obligation Bonds, Series
              2002C, 5.200%, 8/01/32 - FGIC Insured (ETM)

       3,195 Desert Community College District, Riverside County,          8/14 at 100.00         AAA       3,489,611
              California, General Obligation Bonds, Series 2004A,
              5.000%, 8/01/23 (Pre-refunded 8/01/14) - MBIA Insured

       6,000 Oakland, California, Insured Revenue Bonds, 1800 Harrison     1/10 at 100.00         AAA       6,478,500
              Foundation - Kaiser Permanente, Series 1999A, 6.000%,
              1/01/29 (Pre-refunded 1/01/10) - AMBAC Insured

       4,570 Sacramento City Unified School District, Sacramento County,   7/09 at 102.00         Aaa       4,969,235
              California, General Obligation Bonds, Series 2000A,
              6.000%, 7/01/29 (Pre-refunded 7/01/09) - FGIC Insured

       2,500 San Bernardino County Transportation Authority, California,     No Opt. Call         AAA       2,604,500
              Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%,
              3/01/10 - FGIC Insured (ETM)
---------------------------------------------------------------------------------------------------------------------
      42,510 Total U.S. Guaranteed                                                                         45,916,740
---------------------------------------------------------------------------------------------------------------------
             Utilities - 6.8%

       1,310 Anaheim Public Finance Authority, California, Second Lien    10/14 at 100.00         AAA       1,432,328
              Electric Distribution Revenue Bonds, Series 2004, 5.250%,
              10/01/17 - MBIA Insured

       5,000 California Pollution Control Financing Authority,             4/11 at 102.00         AAA       5,353,750
              Remarketed Revenue Bonds, Pacific Gas and Electric
              Company, Series 1996A, 5.350%, 12/01/16 - MBIA Insured
              (Alternative Minimum Tax)

       1,000 California Pollution Control Financing Authority, Revenue     9/09 at 101.00         AAA       1,050,880
              Refunding Bonds, Southern California Edison Company,
              Series 1999B, 5.450%, 9/01/29 - MBIA Insured

         595 Merced Irrigation District, California, Electric System       9/15 at 100.00         AAA         627,904
              Revenue Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

       3,500 Northern California Power Agency, Revenue Refunding Bonds,    7/08 at 101.00         AAA       3,605,700
              Hydroelectric Project 1, Series 1998A, 5.125%, 7/01/23 -
              MBIA Insured

       1,950 Salinas Valley Solid Waste Authority, California, Revenue     8/12 at 100.00         AAA       2,041,123
              Bonds, Series 2002, 5.250%, 8/01/27 - AMBAC Insured
              (Alternative Minimum Tax)

       2,700 Santa Clara, California, Subordinate Electric Revenue         7/13 at 100.00         AAA       2,841,750
              Bonds, Series 2003A, 5.000%, 7/01/23 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      16,055 Total Utilities                                                                               16,953,435
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.3%

       3,070 California Special District Finance Program, Certificates     9/10 at 100.00         AAA       3,209,409
              of Participation, Water and Wastewater Revenue Bonds,
              Jurupa Community Services District, Series 2001NN, 5.250%,
              9/01/32 - MBIA Insured

         400 Healdsburg Public Financing Authority, California,            4/16 at 100.00         AAA         420,024
              Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 -
              MBIA Insured

       2,850 Metropolitan Water District of Southern California, Water     1/08 at 101.00         AAA       2,901,044
              Revenue Bonds, Series 1997A, 5.000%, 7/01/37 - FGIC Insured

       6,000 Orange County Sanitation District, California, Certificates   8/13 at 100.00         AAA       6,236,040
              of Participation, Series 2003, 5.000%, 2/01/33 - FGIC
              Insured

       1,000 Orange County Water District, California, Revenue             2/15 at 100.00         AAA       1,051,700
              Certificates of Participation, Series 2005B,
              5.000%, 8/15/24 - MBIA Insured

----
23

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

 $     1,500 Sacramento County Sanitation District Financing Authority,   12/14 at 100.00         AAA $     1,599,540
              California, Revenue Bonds, Series 2004A, 5.000%, 12/01/21
              - AMBAC Insured

       2,500 Westlands Water District, California, Revenue Certificates    3/15 at 100.00         AAA       2,606,325
              of Participation, Series 2005A, 5.000%, 9/01/30 - MBIA
              Insured
---------------------------------------------------------------------------------------------------------------------
      17,320 Total Water and Sewer                                                                         18,024,082
---------------------------------------------------------------------------------------------------------------------
 $   245,250 Total Investments (cost $232,280,473) - 99.3%                                                246,037,503
---------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.7%                                                           1,710,671
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   247,748,174
             -------------------------------------------------------------------------------------------------------

           Primarily all of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
         (ETM) Escrowed to maturity.

                                See accompanying notes to financial statements.

----
24

Statement of Assets and Liabilities (Unaudited)
August 31, 2006

                                                                                      California                  California
                                                                                      High Yield    California       Insured
----------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $5,399,714, $267,614,465 and $232,280,473, respectively) $5,513,543  $280,313,480  $246,037,503
Cash                                                                                         --     1,741,544            --
Receivables:
  Fund Manager                                                                              364            --            --
  Interest                                                                               69,628     3,871,553     2,916,090
  Investments sold                                                                           --       305,000        95,000
  Shares sold                                                                            34,132       924,304       125,000
Other assets                                                                                 --         8,898        13,761
----------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                      5,617,667   287,164,779   249,187,354
----------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                          111,416            --        34,737
Payables:
  Investments purchased                                                                 100,000       300,787            --
  Shares redeemed                                                                            --       387,094       345,831
Accrued expenses:
  Management fees                                                                            --       126,466       111,298
  12b-1 distribution and service fees                                                     1,589        37,813        33,469
  Other                                                                                   4,908        78,695        70,632
Dividends payable                                                                        17,013       982,281       843,213
----------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                   234,926     1,913,136     1,439,180
----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                           $5,382,741  $285,251,643  $247,748,174
----------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                           $3,718,741  $ 89,595,091  $ 87,844,947
Shares outstanding                                                                      363,314     8,617,251     8,124,706
Net asset value per share                                                            $    10.24  $      10.40  $      10.81
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                                    $    10.69  $      10.86  $      11.28
----------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                           $   20,593  $ 10,978,784  $ 13,380,664
Shares outstanding                                                                        2,013     1,056,605     1,235,227
Net asset value and offering price per share                                         $    10.23  $      10.39  $      10.83
----------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                           $1,638,287  $ 22,141,453  $ 12,569,031
Shares outstanding                                                                      160,165     2,134,050     1,168,316
Net asset value and offering price per share                                         $    10.23  $      10.38  $      10.76
----------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                           $    5,120  $162,536,315  $133,953,532
Shares outstanding                                                                          500    15,641,585    12,379,292
Net asset value and offering price per share                                         $    10.24  $      10.39  $      10.82
----------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                      $5,273,713  $280,022,609  $233,367,111
Undistributed (Over-distribution of) net investment income                               (4,801)     (458,726)     (243,671)
Accumulated net realized gain (loss) from investments                                        --    (7,011,255)      867,704
Net unrealized appreciation (depreciation) of investments                               113,829    12,699,015    13,757,030
----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                           $5,382,741  $285,251,643  $247,748,174
----------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
25

Statement of Operations (Unaudited)

                                                                                              California
                                                                                              High Yield           California
                                                                                        ----------------------  ----------------
                                                                                        For the Period 3/28/06
                                                                                              (commencement of
                                                                                           operations) through  Six Months Ended
                                                                                                       8/31/06           8/31/06
----------------------------------------------------------------------------------------------------------------------------------
Investment Income                                                                                     $ 68,967        $6,896,820
----------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                          9,552           736,965
12b-1 service fees - Class A                                                                             2,333            85,686
12b-1 distribution and service fees - Class B                                                               68            56,273
12b-1 distribution and service fees - Class C                                                            3,361            80,415
Shareholders' servicing agent fees and expenses                                                            866            75,522
Custodian's fees and expenses                                                                            7,254            43,058
Trustees' fees and expenses                                                                                 54             3,009
Professional fees                                                                                        5,170            10,750
Shareholders' reports - printing and mailing expenses                                                      693            20,004
Federal and state registration fees                                                                      1,106             1,765
Other expenses                                                                                           1,243             4,418
----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit, expense reimbursement, and legal fee refund                 31,700         1,117,865
  Custodian fee credit                                                                                  (2,668)          (18,407)
  Expense reimbursement                                                                                (13,939)               --
  Legal fee refund                                                                                          --            (5,083)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                            15,093         1,094,375
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   53,874         5,802,445
----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments                                                                   --           (44,016)
Net change in unrealized appreciation (depreciation) of investments                                    113,829          (693,756)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                                113,829          (737,772)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                 $167,703        $5,064,673
----------------------------------------------------------------------------------------------------------------------------------

                                                                                           California
                                                                                            Insured
                                                                                        ----------------


                                                                                        Six Months Ended
                                                                                                 8/31/06
---------------------------------------------------------------------------------------------------------
Investment Income                                                                            $ 6,061,520
---------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                  665,281
12b-1 service fees - Class A                                                                      86,407
12b-1 distribution and service fees - Class B                                                     68,248
12b-1 distribution and service fees - Class C                                                     47,006
Shareholders' servicing agent fees and expenses                                                   61,662
Custodian's fees and expenses                                                                     33,566
Trustees' fees and expenses                                                                        2,621
Professional fees                                                                                  9,999
Shareholders' reports - printing and mailing expenses                                             17,142
Federal and state registration fees                                                                1,718
Other expenses                                                                                     4,168
---------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit, expense reimbursement, and legal fee refund          997,818
  Custodian fee credit                                                                            (6,259)
  Expense reimbursement                                                                               --
  Legal fee refund                                                                                    --
---------------------------------------------------------------------------------------------------------
Net expenses                                                                                     991,559
---------------------------------------------------------------------------------------------------------
Net investment income                                                                          5,069,961
---------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments                                                        554,395
Net change in unrealized appreciation (depreciation) of investments                           (1,836,108)
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                       (1,281,713)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                        $ 3,788,248
---------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
26

Statement of Changes in Net Assets (Unaudited)

                                                                      California High Yield             California
                                                                      ----------------------  ------------------------------
                                                                      For the period 3/28/06
                                                                            (commencement of
                                                                         operations) through  Six Months Ended     Year Ended
                                                                                     8/31/06           8/31/06        2/28/06
------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                             $   53,874      $  5,802,445  $ 11,581,956
Net realized gain (loss) from investments                                                 --           (44,016)      335,391
Net change in unrealized appreciation (depreciation) of investments                  113,829          (693,756)     (533,035)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                167,703         5,064,673    11,384,312
------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                            (43,303)       (1,750,488)   (3,154,503)
  Class B                                                                               (249)         (198,977)     (521,065)
  Class C                                                                            (15,045)         (384,193)     (778,459)
  Class R                                                                                (78)       (3,448,634)   (7,444,490)
From accumulated net realized gains:
  Class A                                                                                 --                --            --
  Class B                                                                                 --                --            --
  Class C                                                                                 --                --            --
  Class R                                                                                 --                --            --
------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                            (58,675)       (5,782,292)  (11,898,517)
------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                                       5,282,562        31,026,074    24,184,394
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                     21,887         3,311,084     6,928,543
------------------------------------------------------------------------------------------------------------------------------
                                                                                   5,304,449        34,337,158    31,112,937
Cost of shares redeemed                                                              (30,736)      (20,017,678)  (27,945,821)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                 5,273,713        14,319,480     3,167,116
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                              5,382,741        13,601,861     2,652,911
Net assets at the beginning of period                                                     --       271,649,782   268,996,871
------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                   $5,382,741      $285,251,643  $271,649,782
------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                        $   (4,801)     $   (458,726) $   (478,879)
------------------------------------------------------------------------------------------------------------------------------

                                                                            California Insured
                                                                      ------------------------------


                                                                      Six Months Ended     Year Ended
                                                                               8/31/06        2/28/06
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  5,069,961  $ 10,612,463
Net realized gain (loss) from investments                                      554,395     1,454,288
Net change in unrealized appreciation (depreciation) of investments         (1,836,108)   (1,499,540)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                        3,788,248    10,567,211
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                   (1,755,503)   (3,447,900)
  Class B                                                                     (235,313)     (576,643)
  Class C                                                                     (218,607)     (453,166)
  Class R                                                                   (2,895,128)   (6,182,683)
From accumulated net realized gains:
  Class A                                                                           --      (285,208)
  Class B                                                                           --       (54,870)
  Class C                                                                           --       (42,880)
  Class R                                                                           --      (477,906)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (5,104,551)  (11,521,256)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                                 8,830,355    15,122,386
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            2,887,235     6,582,323
-----------------------------------------------------------------------------------------------------
                                                                            11,717,590    21,704,709
Cost of shares redeemed                                                    (17,629,690)  (25,580,892)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions          (5,912,100)   (3,876,183)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                       (7,228,403)   (4,830,228)
Net assets at the beginning of period                                      254,976,577   259,806,805
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $247,748,174  $254,976,577
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $   (243,671) $   (209,081)
-----------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
27

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen California High Yield Municipal Bond Fund ("California High Yield"), Nuveen California Municipal Bond Fund ("California") and Nuveen California Insured Municipal Bond Fund ("California Insured") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

California and California Insured seek to provide tax-free income and preservation of capital through investments in diversified portfolios of municipal bonds.

California High Yield seeks to provide a high level of tax-free income through investments in a diversified portfolio of high yield municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Funds, or its designee, may establish fair value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2006, California High Yield had outstanding when-issued/delayed delivery purchase commitments of $100,000. There were no such outstanding purchase commitments in California or California Insured.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of each Fund's shareholders. Legal fee refund presented on the Statement of Operations for California reflects a refund of workout expenditures paid in a prior reporting period.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Insurance
California Insured invests primarily in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's


----
28
shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended August 31, 2006, California invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are valued daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. California High Yield and California Insured did not invest in any such instruments during the period ended August 31, 2006.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
29

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                                California High Yield
                                                                              ---------------------------
                                                                               For the period 3/28/06
                                                                              (commencement of operations)
                                                                                   through 8/31/06
                                                                              ---------------------------
                                                                                   Shares          Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                                                        364,388      $3,654,533
  Class B                                                                          1,999          19,995
  Class C                                                                        159,994       1,603,033
  Class R                                                                            500           5,001
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                                                          1,996          20,036
  Class B                                                                             14             140
  Class C                                                                            171           1,711
  Class R                                                                             --              --
----------------------------------------------------------------------------------------------------------
                                                                                 529,062       5,304,449
----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                                         (3,070)        (30,736)
  Class B                                                                             --              --
  Class C                                                                             --              --
  Class R                                                                             --              --
----------------------------------------------------------------------------------------------------------
                                                                                  (3,070)        (30,736)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                          525,992      $5,273,713
----------------------------------------------------------------------------------------------------------

                                                                        California
                                                    -----------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                             8/31/06                   2/28/06
                                                    ------------------------  ---------------------------
                                                         Shares        Amount      Shares          Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            2,094,081  $ 21,528,263   1,584,639    $ 16,482,717
  Class A - automatic conversion of Class B shares      19,469       200,789      75,843         790,621
  Class B                                                8,707        89,995      50,007         520,514
  Class C                                              200,880     2,065,644     399,712       4,163,015
  Class R                                              693,320     7,141,383     213,997       2,227,527
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                               69,993       720,334     122,509       1,277,463
  Class B                                                9,459        97,331      23,304         242,968
  Class C                                               15,554       159,804      32,865         342,133
  Class R                                              226,716     2,333,615     485,847       5,065,979
----------------------------------------------------------------------------------------------------------
                                                     3,338,179    34,337,158   2,988,723      31,112,937
----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (1,084,188)  (11,149,005)   (883,816)     (9,203,426)
  Class B                                             (201,706)   (2,079,690)   (294,855)     (3,063,513)
  Class B - automatic conversion to Class A shares     (19,486)     (200,789)    (75,914)       (790,621)
  Class C                                             (117,058)   (1,203,433)   (235,075)     (2,444,711)
  Class R                                             (523,450)   (5,384,761) (1,193,841)    (12,443,550)
----------------------------------------------------------------------------------------------------------
                                                    (1,945,888)  (20,017,678) (2,683,501)    (27,945,821)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                              1,392,291  $ 14,319,480     305,222    $  3,167,116
----------------------------------------------------------------------------------------------------------


----
30

                                                                    California Insured
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                             8/31/06                   2/28/06
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              571,153  $  6,113,575   1,105,919  $ 12,056,183
  Class A - automatic conversion of Class B shares      98,788     1,056,230      51,195       555,762
  Class B                                                8,079        86,481      40,691       445,624
  Class C                                               82,984       884,591     115,393     1,251,318
  Class R                                               64,710       689,478      74,719       813,499
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                               71,664       767,140     149,963     1,630,318
  Class B                                                7,537        80,863      18,953       206,451
  Class C                                               10,723       114,252      24,357       263,376
  Class R                                              179,614     1,924,980     411,876     4,482,178
-------------------------------------------------------------------------------------------------------
                                                     1,095,252    11,717,590   1,993,066    21,704,709
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (551,721)   (5,904,127)   (829,234)   (9,022,761)
  Class B                                              (89,708)     (957,983)   (299,510)   (3,273,353)
  Class B - automatic conversion to Class A shares     (98,603)   (1,056,230)    (51,119)     (555,762)
  Class C                                             (116,144)   (1,235,834)   (142,908)   (1,553,112)
  Class R                                             (791,781)   (8,475,516) (1,026,789)  (11,175,904)
-------------------------------------------------------------------------------------------------------
                                                    (1,647,957)  (17,629,690) (2,349,560)  (25,580,892)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                               (552,705) $ (5,912,100)   (356,494) $ (3,876,183)
-------------------------------------------------------------------------------------------------------

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended August 31, 2006, were as follows:

                                  California              California
                                 High Yield*  California     Insured
            --------------------------------------------------------
            Purchases             $5,400,075 $31,815,923 $15,275,656
            Sales and maturities          --  21,119,752  21,083,380
            --------------------------------------------------------

* For the period March 28, 2006 (commencement of operations) through August 31, 2006.

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their Federal tax basis treatment and have no impact on the net asset value of the Funds. Temporary differences do not require reclassification.

At August 31, 2006, the cost of investments was as follows:

                                California                California
                                High Yield   California      Insured
            --------------------------------------------------------
            Cost of investments $5,399,571 $267,574,417 $232,099,288
            --------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

                                                          California                 California
                                                          High Yield    California      Insured
-----------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                              $114,229  $12,755,193  $13,946,266
  Depreciation                                                  (257)     (16,130)      (8,051)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments   $113,972  $12,739,063  $13,938,215
-----------------------------------------------------------------------------------------------


----
31

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2006, the Funds' last tax year end, were as follows:

                                                             California
                                                  California    Insured
        ---------------------------------------------------------------
        Undistributed net tax-exempt income*        $423,478   $485,378
        Undistributed net ordinary income**               --         --
        Undistributed net long-term capital gains         --    313,309
        ---------------------------------------------------------------

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 9, 2006, paid on March 1, 2006.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended February 28, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                                 California
                                                     California     Insured
     ----------------------------------------------------------------------
     Distributions from net tax-exempt income       $11,991,592 $10,733,670
     Distributions from net ordinary income**                --          --
     Distributions from net long-term capital gains          --     860,864
     ----------------------------------------------------------------------

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2006, the Funds' last tax year end, California had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                          ---------------------------
                          Expiration year:
                            2011           $1,782,040
                            2012            5,101,139
                            2013               84,060
                          ---------------------------
                          Total            $6,967,239
                          ---------------------------

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

                                            California High Yield
             Average Daily Net Assets         Fund-Level Fee Rate
             -----------------------------------------------------
             For the first $125 million                     .4000%
             For the next $125 million                      .3875
             For the next $250 million                      .3750
             For the next $500 million                      .3625
             For the next $1 billion                        .3500
             For net assets over $2 billion                 .3250
             -----------------------------------------------------

                                                      California
                                              California Insured
              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------


----
32

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of August 31, 2006, the complex-level fee rate was .1863%.

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .75% of the average daily net assets of California High Yield through June 30, 2009 (1.00% after June 30, 2009), .75% of the average daily net assets of California and .975% of the average daily net assets of California Insured. The Adviser may also voluntarily reimburse additional expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended August 31, 2006, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                      California            California
                                     High Yield* California    Insured
          ------------------------------------------------------------
          Sales charges collected        $63,192    $57,503    $97,554
          Paid to authorized dealers      54,393     50,353     84,593
          ------------------------------------------------------------

* For the period March 28, 2006 (commencement of operations) through August 31, 2006.

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended August 31, 2006, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                  California            California
                                 High Yield* California    Insured
             -----------------------------------------------------
             Commission advances     $18,012    $23,288    $30,057
             -----------------------------------------------------

* For the period March 28, 2006 (commencement of operations) through August 31, 2006.

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2006, the Distributor retained such 12b-1 fees as follows:

                                  California            California
                                 High Yield* California    Insured
             -----------------------------------------------------
             12b-1 fees retained      $3,261    $77,696    $59,873
             -----------------------------------------------------

* For the period March 28, 2006 (commencement of operations) through August 31, 2006.

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.


----
33

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2006, as follows:

                               California            California
                              High Yield* California    Insured
                -----------------------------------------------
                CDSC retained         $--    $20,689    $13,079
                -----------------------------------------------

* For the period March 28, 2006 (commencement of operations) through August 31, 2006.

6. New Accounting Pronouncement

Financial Accounting Standards Board Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

7. Subsequent Events

Distributions to Shareholders
The Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 2, 2006, to shareholders of record on September 8, 2006, as follows:

                                  California            California
                                  High Yield California    Insured
              ----------------------------------------------------
              Dividend per share:
                Class A               $.0375     $.0355     $.0365
                Class B                .0310      .0290      .0295
                Class C                .0325      .0310      .0310
                Class R                .0390      .0375      .0380
              ----------------------------------------------------


----
34

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                           Investment Operations      Less Distributions
                                         -------------------------- ----------------------                    ------


CALIFORNIA HIGH YIELD




                                                          Net
                               Beginning       Net  Realized/           Net                 Ending            Ending
                                     Net   Invest- Unrealized       Invest-                    Net               Net
                                   Asset      ment       Gain          ment  Capital         Asset     Total  Assets
Year Ended February 28/29,         Value Income(a)     (Loss) Total  Income    Gains  Total  Value Return(b)   (000)
---------------------------------------------------------------------------------------------------------------------
Class A (3/06)
 2007(e)                          $10.00      $.15       $.24  $.39   $(.15)     $-- $(.15) $10.24      3.93% $3,719
Class B (3/06)
 2007(e)                           10.00       .12        .23   .35    (.12)      --  (.12)  10.23      3.56      21
Class C (3/06)
 2007(e)                           10.00       .13        .23   .36    (.13)      --  (.13)  10.23      3.63   1,638
Class R (3/06)
 2007(e)                           10.00       .15        .25   .40    (.16)      --  (.16)  10.24      3.99       5
---------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                     Ratios/Supplemental Data
                               -------------------------------------------------------------------------
                                  Before Credit/           After            After Credit/
                                  Reimbursement       Reimbursement(c)     Reimbursement(d)
CALIFORNIA HIGH YIELD          ------------------   ------------------   ------------------
                                            Ratio                Ratio                Ratio
                                           of Net               of Net               of Net
                                          Invest-              Invest-              Invest-
                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                               Expenses    Income   Expenses    Income   Expenses    Income
                                     to        to         to        to         to        to
                                Average   Average    Average   Average    Average   Average   Portfolio
                                    Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,       Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------
Class A (3/06)
 2007(e)                           1.82%*    2.39%*      .94%*    3.27%*      .77%*    3.43%*        --%
Class B (3/06)
 2007(e)                           2.54*     1.73*      1.69*     2.58*      1.53*     2.75*         --
Class C (3/06)
 2007(e)                           2.29*     2.06*      1.49*     2.86*      1.32*     3.03*         --
Class R (3/06)
 2007(e)                           1.74*     2.30*       .74*     3.31*       .57*     3.47*         --
--------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the period March 28, 2006 (commencement of operations) through August 31, 2006.

                                See accompanying notes to financial statements.

----
35

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                            Investment Operations       Less Distributions
                                         --------------------------- -----------------------                    --------



CALIFORNIA




                                                          Net
                               Beginning       Net  Realized/            Net                  Ending              Ending
                                     Net   Invest- Unrealized        Invest-                     Net                 Net
                                   Asset      ment       Gain           ment  Capital          Asset     Total    Assets
Year Ended February 28/29,         Value Income(a)     (Loss)  Total  Income    Gains   Total  Value Return(b)     (000)
-------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2007(e)                          $10.43      $.21      $(.03)  $.18   $(.21)   $  --  $(.21) $10.40      1.79% $ 89,595
 2006                              10.45       .45       (.01)   .44    (.46)      --   (.46)  10.43      4.28    78,408
 2005                              10.52       .48       (.08)   .40    (.47)      --   (.47)  10.45      4.02    69,151
 2004                              10.30       .49        .22    .71    (.49)      --   (.49)  10.52      7.08    58,671
 2003                              10.25       .50        .06    .56    (.51)      --   (.51)  10.30      5.67    53,441
 2002                              10.42       .53       (.15)   .38    (.53)    (.02)  (.55)  10.25      3.82    53,078
Class B (3/97)
 2007(e)                           10.42       .18       (.04)   .14    (.17)      --   (.17)  10.39      1.41    10,979
 2006                              10.44       .37       (.01)   .36    (.38)      --   (.38)  10.42      3.51    13,129
 2005                              10.51       .40       (.07)   .33    (.40)      --   (.40)  10.44      3.24    16,258
 2004                              10.29       .41        .22    .63    (.41)      --   (.41)  10.51      6.30    17,139
 2003                              10.24       .43        .06    .49    (.44)      --   (.44)  10.29      4.88    18,431
 2002                              10.41       .45       (.15)   .30    (.45)    (.02)  (.47)  10.24      3.04    15,012
Class C (9/94)
 2007(e)                           10.41       .19       (.03)   .16    (.19)      --   (.19)  10.38      1.53    22,141
 2006                              10.43       .39       (.01)   .38    (.40)      --   (.40)  10.41      3.75    21,180
 2005                              10.50       .42       (.07)   .35    (.42)      --   (.42)  10.43      3.49    19,165
 2004                              10.29       .43        .21    .64    (.43)      --   (.43)  10.50      6.42    18,341
 2003                              10.25       .45        .05    .50    (.46)      --   (.46)  10.29      5.02    17,320
 2002                              10.42       .47       (.14)   .33    (.48)    (.02)  (.50)  10.25      3.28    14,918
Class R (7/86)
 2007(e)                           10.43       .22       (.03)   .19    (.23)      --   (.23)  10.39      1.81   162,536
 2006                              10.45       .47       (.01)   .46    (.48)      --   (.48)  10.43      4.52   158,933
 2005                              10.52       .50       (.07)   .43    (.50)      --   (.50)  10.45      4.26   164,422
 2004                              10.31       .51        .21    .72    (.51)      --   (.51)  10.52      7.22   172,001
 2003                              10.26       .52        .07    .59    (.54)      --   (.54)  10.31      5.92   176,687
 2002                              10.43       .55       (.15)   .40    (.55)    (.02)  (.57)  10.26      4.06   180,205
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                    Ratios/Supplemental Data
                               -------------------------------------------------------------------------
                                  Before Credit/                            After Credit/
                                  Reimbursement/           After            Reimbursement/
                                      Refund          Reimbursement(c)        Refund(d)
CALIFORNIA                     ------------------   ------------------   ------------------
                                            Ratio                Ratio                Ratio
                                           of Net               of Net               of Net
                                          Invest-              Invest-              Invest-
                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                               Expenses    Income   Expenses    Income   Expenses    Income
                                     to        to         to        to         to        to
                                Average   Average    Average   Average    Average   Average   Portfolio
                                    Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,       Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------
Class A (9/94)
 2007(e)                            .84%*    4.12%*      .84%*    4.12%*      .83%*    4.13%*         8%
 2006                               .85      4.30        .85      4.30        .85      4.30          15
 2005                               .86      4.62        .86      4.62        .86      4.62          16
 2004                               .88      4.74        .88      4.74        .87      4.75          28
 2003                               .89      4.91        .89      4.91        .88      4.92          25
 2002                               .88      5.15        .88      5.15        .87      5.16           6
Class B (3/97)
 2007(e)                           1.59*     3.37*      1.59*     3.38*      1.58*     3.39*          8
 2006                              1.60      3.55       1.60      3.55       1.60      3.55          15
 2005                              1.61      3.87       1.61      3.87       1.61      3.87          16
 2004                              1.63      3.99       1.63      3.99       1.62      4.00          28
 2003                              1.64      4.16       1.64      4.16       1.63      4.17          25
 2002                              1.63      4.41       1.63      4.41       1.62      4.42           6
Class C (9/94)
 2007(e)                           1.39*     3.57*      1.39*     3.57*      1.38*     3.59*          8
 2006                              1.40      3.75       1.40      3.75       1.40      3.75          15
 2005                              1.41      4.07       1.41      4.07       1.41      4.07          16
 2004                              1.43      4.19       1.43      4.19       1.42      4.20          28
 2003                              1.44      4.37       1.44      4.37       1.43      4.37          25
 2002                              1.43      4.60       1.43      4.60       1.42      4.61           6
Class R (7/86)
 2007(e)                            .64*     4.32*       .64*     4.32*       .63*     4.34*          8
 2006                               .65      4.50        .65      4.50        .65      4.50          15
 2005                               .66      4.82        .66      4.82        .66      4.82          16
 2004                               .68      4.94        .68      4.94        .67      4.95          28
 2003                               .69      5.12        .69      5.12        .68      5.12          25
 2002                               .68      5.35        .68      5.35        .67      5.37           6
--------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit, expense reimbursement, and legal fee refund, where applicable.
(e)For the six months ended August 31, 2006.

                                See accompanying notes to financial statements.

----
36

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                            Investment Operations       Less Distributions
                                         --------------------------- -----------------------                    --------


CALIFORNIA INSURED




                                                          Net
                               Beginning       Net  Realized/            Net                  Ending              Ending
                                     Net   Invest- Unrealized        Invest-                     Net                 Net
                                   Asset      ment       Gain           ment  Capital          Asset     Total    Assets
Year Ended February 28/29,         Value Income(a)     (Loss)  Total  Income    Gains   Total  Value Return(b)     (000)
-------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2007(e)                          $10.87      $.22      $(.06)  $.16   $(.22)   $  --  $(.22) $10.81      1.50% $ 87,845
 2006                              10.91       .45         --    .45    (.45)    (.04)  (.49)  10.87      4.19    86,224
 2005                              11.19       .46       (.26)   .20    (.47)    (.01)  (.48)  10.91      1.88    81,346
 2004                              11.06       .48        .15    .63    (.48)    (.02)  (.50)  11.19      5.84    83,966
 2003                              10.92       .49        .23    .72    (.50)    (.08)  (.58)  11.06      6.73    77,312
 2002                              10.85       .51        .12    .63    (.52)    (.04)  (.56)  10.92      5.90    70,068
Class B (3/97)
 2007(e)                           10.89       .18       (.06)   .12    (.18)      --   (.18)  10.83      1.10    13,381
 2006                              10.92       .36        .02    .38    (.37)    (.04)  (.41)  10.89      3.48    15,325
 2005                              11.20       .38       (.26)   .12    (.39)    (.01)  (.40)  10.92      1.10    18,560
 2004                              11.07       .40        .15    .55    (.40)    (.02)  (.42)  11.20      5.04    21,346
 2003                              10.94       .41        .21    .62    (.41)    (.08)  (.49)  11.07      5.82    21,602
 2002                              10.86       .43        .12    .55    (.43)    (.04)  (.47)  10.94      5.18    18,985
Class C (9/94)
 2007(e)                           10.81       .19       (.05)   .14    (.19)      --   (.19)  10.76      1.29    12,569
 2006                              10.85       .38         --    .38    (.38)    (.04)  (.42)  10.81      3.58    12,872
 2005                              11.12       .40       (.25)   .15    (.41)    (.01)  (.42)  10.85      1.37    12,952
 2004                              10.99       .42        .14    .56    (.41)    (.02)  (.43)  11.12      5.25    13,751
 2003                              10.86       .43        .21    .64    (.43)    (.08)  (.51)  10.99      6.04    13,082
 2002                              10.78       .44        .13    .57    (.45)    (.04)  (.49)  10.86      5.42    11,794
Class R (7/86)
 2007(e)                           10.87       .23       (.05)   .18    (.23)      --   (.23)  10.82      1.68   133,954
 2006                              10.91       .47         --    .47    (.47)    (.04)  (.51)  10.87      4.36   140,555
 2005                              11.19       .49       (.27)   .22    (.49)    (.01)  (.50)  10.91      2.05   146,949
 2004                              11.05       .50        .16    .66    (.50)    (.02)  (.52)  11.19      6.11   154,110
 2003                              10.91       .51        .22    .73    (.51)    (.08)  (.59)  11.05      6.91   160,678
 2002                              10.84       .53        .11    .64    (.53)    (.04)  (.57)  10.91      6.08   162,649
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                    Ratios/Supplemental Data
                               -------------------------------------------------------------------------
                                  Before Credit/           After            After Credit/
                                  Reimbursement       Reimbursement(c)     Reimbursement(d)
CALIFORNIA INSURED             ------------------   ------------------   ------------------
                                            Ratio                Ratio                Ratio
                                           of Net               of Net               of Net
                                          Invest-              Invest-              Invest-
                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                               Expenses    Income   Expenses    Income   Expenses    Income
                                     to        to         to        to         to        to
                                Average   Average    Average   Average    Average   Average   Portfolio
                                    Net       Net        Net       Net        Net       Net    Turnover
Year Ended February 28/29,       Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------
Class A (9/94)
 2007(e)                            .84%*    4.01%*      .84%*    4.01%*      .83%*    4.02%*         6%
 2006                               .84      4.10        .84      4.10        .83      4.10          14
 2005                               .84      4.25        .84      4.25        .84      4.26          22
 2004                               .86      4.38        .86      4.38        .86      4.38          14
 2003                               .86      4.47        .86      4.47        .86      4.48          25
 2002                               .87      4.64        .87      4.64        .85      4.66          40
Class B (3/97)
 2007(e)                           1.59*     3.26*      1.59*     3.26*      1.58*     3.27*          6
 2006                              1.58      3.34       1.58      3.34       1.58      3.35          14
 2005                              1.59      3.50       1.59      3.50       1.59      3.51          22
 2004                              1.61      3.63       1.61      3.63       1.61      3.63          14
 2003                              1.61      3.72       1.61      3.72       1.61      3.73          25
 2002                              1.62      3.89       1.62      3.89       1.60      3.91          40
Class C (9/94)
 2007(e)                           1.39*     3.46*      1.39*     3.46*      1.38*     3.47*          6
 2006                              1.39      3.55       1.39      3.55       1.38      3.55          14
 2005                              1.40      3.70       1.40      3.70       1.39      3.71          22
 2004                              1.41      3.83       1.41      3.83       1.41      3.83          14
 2003                              1.41      3.93       1.41      3.93       1.41      3.93          25
 2002                              1.42      4.10       1.42      4.10       1.40      4.12          40
Class R (7/86)
 2007(e)                            .64*     4.21*       .64*     4.21*       .63*     4.22*          6
 2006                               .64      4.29        .64      4.29        .63      4.30          14
 2005                               .65      4.45        .65      4.45        .64      4.46          22
 2004                               .66      4.58        .66      4.58        .66      4.58          14
 2003                               .66      4.67        .66      4.67        .66      4.68          25
 2002                               .67      4.84        .67      4.84        .65      4.86          40
--------------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended August 31, 2006.

                                See accompanying notes to financial statements.

----
37

            Annual Investment Management Agreement Approval Process

The Board of Trustees is responsible for overseeing the performance of the investment adviser to the Funds and determining whether to approve or continue the advisory arrangements. At a meeting held on May 23-25, 2006 (the "May Meeting"), the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the continuance of the respective Investment Management Agreement between the Nuveen California Municipal Bond Fund and the Nuveen California Insured Municipal Bond Fund and NAM (the "Fund Adviser"). The Investment Management Agreement between the Fund Adviser and the Nuveen California High Yield Municipal Bond Fund was initially approved at a meeting held on February 20, 2006 (the "February Meeting"), and therefore was not up for renewal at the May Meeting. The approvals for the Nuveen California Municipal Bond Fund and the Nuveen California Insured Municipal Bond Fund are set forth below in Section I, followed by the discussion in Section II of the initial approval for the Nuveen California High Yield Municipal Bond Fund.

                 I. NUVEEN CALIFORNIA MUNICIPAL BOND FUND AND
                 NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND

The Approval Process
During the course of the year, the Board received a wide variety of materials relating to the services provided by the Fund Adviser and the performance of the Nuveen California Municipal Bond Fund and the Nuveen California Insured Municipal Bond Fund (for purposes of this Section I, the "Funds"). To assist the Board in its evaluation of the advisory contract with the Fund Adviser at the May Meeting, the independent Trustees received extensive materials in advance of their meeting which outlined, among other things:

.. the nature, extent and quality of services provided by the Fund Adviser;

.. the organization and business operations of the Fund Adviser, including the responsibilities of various departments and key personnel;

.. the Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party and to customized benchmarks;

.. the profitability of the Fund Adviser and certain industry profitability analyses for unaffiliated advisers;

.. the expenses of the Fund Adviser in providing the various services;

.. the advisory fees (gross and net management fees) and total expense ratios of the Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by Lipper (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") to the respective Fund (as applicable);

.. the advisory fees the Fund Adviser assesses to other types of investment products or clients;

.. the soft dollar practices of the Fund Adviser, if any; and

.. from independent legal counsel, a legal memorandum describing, among other things, the duties of the Trustees under the Investment Company Act of 1940 (the "1940 Act") as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the Board in voting on advisory agreements.

At the May Meeting, the Fund Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered the advisory contract with the Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund and the Fund Adviser; (c) the costs of the services to be provided and the profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services
In reviewing the Fund Adviser, the Trustees considered the nature, extent and quality of the Fund Adviser's services. The Trustees reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives and enhancements Nuveen has taken for its municipal fund product line. In connection with their continued service as Trustees, the Trustees also have a good understanding of the Fund Adviser's organization, operations and personnel. In this regard, the Trustees are familiar with and have evaluated the professional experience, qualifications and credentials of the Fund Adviser's personnel. The Trustees further reviewed materials describing, among other


----
38
things, the teams and personnel involved in the investment, research, risk-management and operational processes involved in managing municipal funds and their respective functions. Given the Trustees' experience with the Funds and Fund Adviser, the Trustees recognized the demonstrated history of care and depth of experience of the respective personnel in managing these Funds. In this regard, the Trustees considered the continued quality of the Fund
Adviser's investment process in making portfolio management decisions as well as additional refinements and improvements adopted to the portfolio management processes. With respect to the services provided to municipal funds, including the Funds, the Trustees noted that the Fund Adviser continues to make refinements to its portfolio management process including, among other things, the increased use of derivatives to enhance management of risk, additional analytical software for research staff and improved municipal pricing processes.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services provided. The Fund Adviser provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In connection with the review of the Investment Management Agreement, the Trustees considered the extent and quality of these other services which include, among other things, providing: product management (e.g., product positioning, performance benchmarking, risk management); fund administration (e.g., daily net asset value pricing and reconciliation, tax reporting, fulfilling regulatory filing requirements); oversight of third party service providers; administration of board relations (e.g., organizing board meetings and preparing related materials); compliance (e.g., monitoring compliance with investment policies and guidelines and regulatory requirements); and legal support (e.g., helping prepare and file registration statements, amendments thereto, proxy statements and responding to regulatory requests and/or inquiries). As the Funds operate in a highly regulated industry and given the importance of compliance, the Trustees considered, in particular, the additions of experienced personnel to the compliance teams and the enhancements to technology and related systems to support the compliance activities for the Funds (including a new reporting system for quarterly portfolio holdings).

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreement were of a high level and were satisfactory.

B. The Investment Performance of the Funds and Fund Adviser
The Board considered the investment performance for each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives identified by an independent third party (the "Performance Peer Group") and portfolio level performance against customized benchmarks, as described below. In evaluating the performance information, in certain instances, the Trustees noted that the closest Performance Peer Group for a fund still may not adequately reflect such fund's investment objectives, strategies and portfolio duration, thereby limiting the usefulness of the comparisons of such fund's performance with that of the Performance Peer Group (such as the Performance Peer Group of the Nuveen Intermediate Duration Municipal Bond Fund). With respect to state specific municipal funds, the Trustees recognized that certain state municipal funds do not have a corresponding state specific Performance Peer Group in which case their performance is measured against a more general municipal category for various states. The two open-end Nuveen state municipal funds that utilize the more general category are the Nuveen New Mexico Municipal Bond Fund and the Nuveen Wisconsin Municipal Bond Fund.

In reviewing performance, the Trustees reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group for the one-, three- and five-year periods (as applicable) ending December 31, 2005. The Trustees also reviewed each Fund's portfolio level performance (which does not reflect fund level fees and expenses) compared to customized portfolio-level benchmarks for the one-and three-year periods ending December 31, 2005 (as applicable). This analysis is designed to assess the efficacy of investment decisions against appropriate measures of risk and total return, within specific market segments. This information supplements the Fund performance information provided to the Board at each of their quarterly meetings. Based on their review, the Trustees determined that the respective Fund's absolute and relative investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability
 1. Fees and Expenses
 In evaluating the management fees and expenses of a Fund, the Board reviewed, among other things, the Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. The Trustees reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and Peer Group may be the same. Further, the Trustees recognized that in certain cases the closest Peer Universe and/or Peer Group did not adequately reflect the fund's investment objectives and strategies limiting the usefulness of comparisons. In reviewing comparisons, the Trustees also considered the size of the Peer Universe and/or Peer Group, the composition of the Peer Group (including differences in the use of leverage and insurance) as well as differing levels of fee waivers and/or expense reimbursements. In this regard, the Trustees considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain funds launched since 1999). Based on their review of the fee and expense information provided, the Trustees determined that each Fund's net total expense ratio was within an acceptable range compared to peers.


----
39

 2. Comparisons with the Fees of Other Clients
 The Trustees further reviewed data comparing the advisory fees of the Fund Adviser with fees the Fund Adviser charges to other clients, including municipal managed accounts. In general, the fees charged for separate accounts are somewhat lower than the fees assessed to the Funds. The Trustees recognized that the differences in fees are attributable to a variety of factors, including the differences in services provided, product distribution, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Trustees noted, in particular, that the range of services provided to the Funds is more extensive than that provided to managed separate accounts. As described in further detail above, such additional services include, but are not limited to, providing: product management, fund administration, oversight of third party service providers, administration of board relations, and legal support. Funds further operate in a highly regulated industry requiring extensive compliance functions compared to the other investment products. In addition to the costs of the additional services, administrative costs may also be greater for funds as the average account size for separate accounts is notably larger than the retail accounts of funds. Given the differences in the product structures, particularly the extensive services provided to the Funds, the Trustees believe such facts justify the different levels of fees.

 3. Profitability of Fund Adviser
 In conjunction with its review of fees, the Trustees also considered the profitability of Nuveen Investments for advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers). The Trustees reviewed data comparing Nuveen's profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profits margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen. The Trustees further reviewed the 2005 Annual Report for Nuveen Investments. In considering profitability, the Trustees recognized the inherent limitations in determining profitability as well as the difficulties in comparing the profitability of other unaffiliated advisers. Profitability may be affected by numerous factors, including the methodology for allocating expenses, the adviser's business mix, the types of funds managed, the adviser's capital structure and cost of capital. Further, individual fund or product line profitability of other sponsors is generally not publicly available. Accordingly, the profitability information that is publicly available from various investment advisory or management firms may not be representative of the industry.

Notwithstanding the foregoing, in reviewing profitability, the Trustees reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In this regard, the methods of allocation used appeared reasonable. The Trustees also, to the extent available, compared Nuveen's profitability margins (including pre-and post-marketing profit margins) with the profitability of various unaffiliated management firms. The Trustees noted that Nuveen's profitability is enhanced due to its efficient internal business model. The Trustees also recognized that while a number of factors affect profitability, Nuveen's profitability may change as fee waivers and/or expense reimbursement commitments of Nuveen to various funds in the Nuveen complex expire. To keep apprised of profitability and developments that may affect profitability, the Trustees have requested profitability analysis be provided periodically during the year. Based on their review, the Trustees were satisfied that the Fund Adviser's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E of this Section I below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale With respect to economies of scale, the Trustees recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base as a fund grows. To help ensure the shareholders share in these benefits, the Trustees have reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees as the applicable Fund's assets grow. In addition to advisory fee breakpoints as assets in a respective Fund rise, after lengthy discussions with management, the Board also approved a complex-wide fee arrangement that was introduced on August 1, 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees noted that 2005 was the first full year to reflect the fee reductions from the complex wide fee arrangement. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits
In evaluating fees, the Trustees also considered any indirect benefits or profits the Fund Adviser or its affiliates may receive as a result of its relationship with each Fund, including any sales charges and distribution fees received and retained by the Fund's principal underwriter, Nuveen Investments, LLC, an affiliate of the Fund Adviser as well as any benefits derived from soft dollar arrangements. The Trustees recognized that an affiliate of the Fund Adviser provides distribution and shareholder services to the


----
40

Funds and their shareholders for which it may be compensated pursuant to a 12b-1 plan. The Trustees therefore considered the 12b-1 fees retained by Nuveen during the last calendar year.

In addition to the above, the Trustees considered whether the Fund Adviser received any benefits from soft dollar arrangements. The Trustees noted that the Fund Adviser does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services; however, the Fund Adviser may from time to time receive and have access to research generally provided to institutional clients.

F. Approval
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Fund Adviser's fees are reasonable in light of the services provided to each Fund, and that the renewal of the Investment Management Agreements should be approved.

             II. NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND

The Approval Process
With respect to the Nuveen California High Yield Municipal Bond Fund (for purposes of this Section II, the "Fund"), to assist the Board in its evaluation of the advisory contract with the Fund Adviser at the February Meeting, the independent Trustees previously had received, in adequate time in advance of this meeting or at prior meetings, materials which outlined, among other things:

.. the services currently provided by the Fund Adviser to other Nuveen funds and expected to be provided to the Fund;

.. the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

.. NAM's (and NAM's predecessor's) performance record with other funds and either hypothetical performance of the Fund or historical performance of the Fund Adviser, where applicable;

.. the profitability of NAM (which incorporated Nuveen's wholly-owned subsidiaries);

.. the expenses of NAM in providing the various services;


.. the proposed management fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable, unaffiliated funds as well as comparisons of the Fund Adviser's management fees with the fees the Fund Adviser assesses to other types of investment products or accounts, if any, and expense waivers to be applied to the Fund;

.. the soft dollar practices of the Fund Adviser; and

.. the expected expenses of the Fund, including comparisons of the Fund's expected expense ratio with the expense ratios of comparable, unaffiliated funds.

In addition to the foregoing materials, independent legal counsel to the independent Trustees reviewed with the independent Trustees their duties as Trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the Board in voting on advisory agreements.

At the February Meeting, NAM made a presentation to and responded to questions from the Board. After the presentation and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the approval of the advisory contract. It is with this background that the Trustees considered the advisory contract with the Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the approval of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund Adviser; (c) the costs of the services to be provided and the profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services
In evaluating the nature, extent and quality of the Fund Adviser's services, the Trustees reviewed information concerning the types of services that the Fund Adviser or its affiliates currently provide to other Nuveen funds (as applicable) and are expected to provide to the Fund; narrative and/or statistical information concerning the Fund Adviser's performance record with other funds they advise; and information describing Nuveen's organization and its various departments, the experience and responsibilities of key personnel, and available resources. As noted, given the Trustees' experience with the other Nuveen funds and the Fund Adviser, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of the Fund Adviser.


----
41

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services to be provided. In this regard, NAM is expected to provide the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Fund) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment management services, NAM and its affiliates will provide the Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements). In evaluating the administrative services, the Trustees also considered, in particular, the Fund Adviser's policies and procedures for assuring compliance with applicable laws and regulations in light of the enhanced SEC regulations governing compliance. In this regard, the Trustees previously have recognized NAM's focus on compliance and its compliance systems. In connection with their review of the advisory contracts of other Nuveen funds with the Fund Adviser at their May 2005 meeting (the "May 2005 Meeting"), the Trustees had previously received information regarding the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. In addition to the foregoing, the Trustees had noted that NAM outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services. Based on their review, the Trustees found that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Investment Management Agreement were sufficient.

B. The Investment Performance of the Fund Adviser
As the Fund was new and did not have its own performance history at the time of the February Meeting, the Board reviewed (either at the February Meeting and/or earlier meetings) and considered performance information regarding the Fund Adviser's past performance record with other funds or accounts with similar investment policies.

C. Fees, Expenses and Profitability
 1. Fees and Expenses
 In evaluating the management fees and expenses that the Fund was expected to bear, the Trustees considered the Fund's proposed management fee structure and its expected expense ratios in absolute terms as well as compared with the fees and expense ratios of comparable, unaffiliated funds. At prior meetings, the Trustees reviewed the financial information of NAM and its affiliates, including revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Fund's proposed gross management fees and expected expense ratios with those of unaffiliated, comparable funds. In this regard, the Trustees also considered the fund-level and complex-wide breakpoint schedules. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D of this Section II entitled "Economies of Scale and Whether Fee Levels Reflect These Economies of Scale." The Trustees also noted the two-tiered expense waivers with respect to the Fund.

 2. Comparisons with the Fees of Other Clients
 Due to their experience with other Nuveen funds, the Trustees were familiar with the fees assessed to other clients of Nuveen or its affiliates that were managed in the same or similar investment style. With respect to separately managed accounts, the advisory fees charged to such separately managed accounts are generally lower than those charged to comparable funds. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Fund, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates will provide numerous services to the Fund including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the Trustees believed that the nature and number of services provided to operate the Fund merit the higher fees than those charged to separate managed accounts.

 3. Profitability of NAM
 In conjunction with its review of fees, the Trustees also considered the profitability of NAM (which incorporated Nuveen's wholly-owned advisory subsidiaries except Santa Barbara Asset Management which was newly acquired). At their May 2005 Meeting, the Trustees reviewed NAM's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. At the May 2005 Meeting, the Trustees reviewed NAM's assumptions and methodology of allocating expenses and noted that the methods of allocation used appeared reasonable but also had recognized the inherent limitations in allocating costs among various advisory products. In reviewing NAM's profitability, the Trustees had recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by


----
42
 numerous factors including the types of funds managed, expense allocations, business mix, etc. and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees had considered NAM's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. In their review, the Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by NAM. Based on their review, the Trustees were satisfied that NAM's level of expected profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Fund, if any. See Section E of this Section II below for additional information. Based on their review of the overall fee arrangements of the Fund, the Trustees determined that the advisory fees and expected expenses of the Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale In reviewing compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedule of proposed advisory fees for the Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, which would include the Fund, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedules and complex-wide fee arrangement currently were acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits
In evaluating fees, the Trustees also considered any indirect benefits or profits the Fund Adviser or its affiliates may receive as a result of its relationship with the Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees have recognized that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates.

F. Approval
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreement were fair and reasonable, that the Fund Adviser's fees are reasonable in light of the services to be provided to the Fund and the NAM Investment Management Agreement should be and was approved.


----
43

                                     Notes

--------------------------------------------------------------------------------
44

  Fund Information
================================================================================


Fund Manager            Legal Counsel                     Transfer Agent and
Nuveen Asset Management Chapman and Cutler LLP            Shareholder Services
333 West Wacker Drive   Chicago, IL                       Boston Financial
Chicago, IL 60606                                         Data Services, Inc.
                        Independent Registered            Nuveen Investor Services
                        Public Accounting Firm            P.O. Box 8530
                        PricewaterhouseCoopers LLP        Boston, MA 02266-8530
                        Chicago, IL                       (800) 257-8787

                        Custodian
                        State Street Bank & Trust Company
                        Boston, MA

================================================================================


Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.




Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.




SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.



================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.
You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.


================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
45

                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf


    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $149 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-CA-0806D

                        NUVEEN INVESTMENTS MUTUAL FUNDS

                    Semiannual Report  Dependable, tax-free income
                dated August 31, 2006  because it's not what you earn, it's what you keep.(R)

                                    [GRAPHIC]



                           Nuveen Investments
                           Municipal Bond Funds

                           Nuveen Massachusetts Municipal Bond Fund
                           Nuveen Massachusetts Insured Municipal Bond Fund

[LOGO] Nuveen Investments

                                    [GRAPHIC]



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                                                  ------------------------------
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                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that during the period covered by this report your Fund provided tax-free income and solid performance from a carefully selected portfolio of Massachusetts municipal bonds. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and Fund Spotlight sections of this report.

In past letters, I've spoken about market volatility and the benefits of maintaining a balanced portfolio. These thoughts remain just as valid in today's environment as they've been in the past. Some may wonder if this is a good time to own a municipal bond fund. Others may be thinking about adjusting their current portfolios. We believe these are decisions you should make with the help of a trusted financial advisor.

With the help of your advisor, you may be able to structure a well-balanced portfolio that can become an important component in achieving your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. Your advisor can help you understand how a municipal bond investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

October 16, 2006



          "In fact, a well-diversified portfolio may actually help to reduce your overall investment risk."


                           Semiannual Report  Page 1

  Portfolio Manager's Comments

  Nuveen Massachusetts Municipal Bond Fund and Nuveen Massachusetts Insured Municipal Bond Fund

  Portfolio manager Cathryn Steeves examines key investment strategies and the performance of the Nuveen Massachusetts Municipal Bond Fund and the Nuveen Massachusetts Insured Municipal Bond Fund. Cathryn, who has 9 years of investment experience, has managed the Funds since July 2006.

--------------------------------------------------------------------------------

How did the Funds perform during the past six months?

The nearby chart provides total return performance for the two Funds for the six-month, one-year, five-year and ten-year periods ended August 31, 2006, along with comparisons to the Lipper Massachusetts Municipal Debt Funds category average and the national Lehman Brothers Municipal Bond Index. Although we believe that comparing the performance of state Funds with that of a national municipal index may offer some insights into how the Funds performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average is imperfect since most of the national index's results come from out-of-state bonds, which do not provide the state tax exemption afforded to the income from bonds issued in Massachusetts and held by Massachusetts taxpayers.

For the six-month period ended August 31, 2006, the total return of the Nuveen Massachusetts Municipal Bond Fund's Class A shares at net asset value outperformed their Lipper peer group average, while the Nuveen Massachusetts Insured Municipal Bond Fund's Class A shares produced a return relatively in line with the average. Both Funds' NAV returns trailed the national Lehman Brothers Municipal Bond Index during this six-month period.

For both Funds, our duration positioning contributed favorably to performance. (Duration is a measure of a bond's susceptibility to price changes as interest rates fluctuate.) Specifically, the uninsured Fund benefited from our relative underweightings in shorter-duration bonds, which tended to be poor performers in a climate of rising short-term interest rates, and from our relative overweightings in the stronger-performing intermediate portion of the yield curve. In addition, the uninsured Fund's allocation to the multifamily housing sector also contributed positively to performance over the period. The insured Fund was helped by its allocation to insured Federal Housing Administration
(FHA) and Government National Mortgage Association (GNMA) bonds, both of which provided a modest amount of added yield in compensation for these securities' generally greater call risk.

At the same time, exposure to bonds with near-term call dates - specifically, our relative overweighting in holdings callable from 2010 to 2013 - was one modest source of underperformance for the insured fund, as the short duration holdings did not perform well as short-term rates rose during the period. In the uninsured Fund, an allocation to insured securities detracted modestly from the overall results for the period, since insured bonds prices tended to lag their lower-rated, higher-yielding counterparts as investors continued to look for opportunities to pick up additional income.

What strategies were used to manage the Funds?

In both Funds, careful duration management remained a significant theme. To keep the portfolios' interest-rate sensitivity in line with target levels, we took advantage of suitable opportunities to sell some of our holdings in shorter-duration bonds and reinvest the proceeds in longer-dated securities. A particular focus was on intermediate bonds with maturities between 2016 and 2026 - broadly representing the part of the municipal yield curve that we believed offered particular value for shareholders.


                           Semiannual Report  Page 2

Class A Shares--
Average Annual Total Returns as of 8/31/06
--------------------------------------------------------------------------------

                                        6-Month 1-Year 5-Year 10-Year
                                        -----------------------------
           Nuveen Massachusetts
             Municipal Bond Fund
           A Shares at NAV                1.79%  2.58%  4.69%   5.12%
           A Shares at Offer             -2.48% -1.76%  3.80%   4.67%
           ----------------------------------------------------------
           Nuveen Massachusetts Insured
             Municipal Bond Fund
           A Shares at NAV                1.60%  2.25%  4.21%   4.89%
           A Shares at Offer             -2.62% -2.03%  3.32%   4.44%
           ----------------------------------------------------------
           Lipper Massachusetts
             Municipal Debt Funds
             Category Average/1/          1.64%  2.29%  4.06%   5.06%
           Lehman Brothers Municipal
             Bond Index/2/                2.02%  3.03%  4.95%   5.98%
           ----------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.


We held a number of pre-refunded bonds in the uninsured Massachusetts portfolio during the period. Pre-refunded bonds are those that have been scheduled to be retired early by using the proceeds of other, newly issued bonds to secure the interest and principal payment streams of the pre-refunded bonds. The proceeds from these newly issued bonds are generally invested in U.S. government securities. This results in the pre-refunded bonds being considered to be of high credit quality. These pre-refundings help performance in the short run as the securities receive a ratings upgrade and an immediate boost in their prices when the refunding occurs. However, pre-refunded bonds quickly become priced to their call dates, which effectively reduces their durations. Accordingly, we sought to purchase some longer-duration securities to maintain our desired level of interest-rate sensitivity across the entire portfolio. In both Funds, we found periodic value opportunities in securities with maturities of as long as 30 years. Besides performing well during this period as prices on longer bonds rallied, these bonds helped us keep the portfolios' durations at our desired level as other holdings matured or were called or pre-refunded.

We also sought to take advantage of some of the period's interest rate volatility. When we believed it was appropriate to do so, we sold some of our bonds with relatively low embedded yields and replaced them with securities offering similar risk characteristics and higher embedded yields. This strategy has been one way we have been able to minimize the impact of higher-coupon bonds maturing or being called from the portfolio.

Dividend Information

During the reporting period, there were no dividend changes to either Fund. Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of August 31, 2006, both Funds had positive UNII balances, based upon our best estimates, for tax purposes. The Nuveen Massachusetts Insured Municipal Bond Fund had a positive UNII balance and the Nuveen Massachusetts Municipal Bond Fund had a negative UNII balance for financial statement purposes.


--------------------------------------------------------------------------------

1The Lipper Massachusetts Municipal Debt Funds category average shown represents the average annualized total return for all reporting funds for the periods ended August 31, 2006. The Lipper Massachusetts Municipal Debt Funds category contained 51, 51, 49 and 38 funds for the respective six-month and one-, five- and ten-year periods ended August 31, 2006. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.

                           Semiannual Report  Page 3

  Fund Spotlight as of 8/31/06          Nuveen Massachusetts Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $10.02   $10.04    $9.95   $10.00
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0310  $0.0250  $0.0265  $0.0325
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0317  $0.0317  $0.0317  $0.0317
      --------------------------------------------------------------------
      Inception Date                    9/07/94  3/07/97 10/06/94 12/22/86
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 8/31/06
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           2.58% -1.76%
                 ---------------------------------------------
                 5-Year                           4.69%  3.80%
                 ---------------------------------------------
                 10-Year                          5.12%  4.67%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           1.84% -2.10%
                 ---------------------------------------------
                 5-Year                           3.90%  3.73%
                 ---------------------------------------------
                 10-Year                          4.53%  4.53%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.04%
                 ---------------------------------------------
                 5-Year                           4.13%
                 ---------------------------------------------
                 10-Year                          4.55%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.77%
                 ---------------------------------------------
                 5-Year                           4.89%
                 ---------------------------------------------
                 10-Year                          5.34%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                3.71%  3.56%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.50%  3.35%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    5.15%  4.93%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                2.99%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.76%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.06%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.20%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.96%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.35%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.90%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.70%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.44%
                 ---------------------------------------------

                         Average Annual Total Returns as of 9/30/06
                         A Shares            NAV          Offer
                         ------------------------------------------
                         1-Year            4.31%         -0.07%
                         ------------------------------------------
                         5-Year            4.90%          4.00%
                         ------------------------------------------
                         10-Year           5.08%          4.63%
                         ------------------------------------------
                         B Shares       w/o CDSC         w/CDSC
                         ------------------------------------------
                         1-Year            3.55%         -0.45%
                         ------------------------------------------
                         5-Year            4.13%          3.96%
                         ------------------------------------------
                         10-Year           4.48%          4.48%
                         ------------------------------------------
                         C Shares            NAV
                         ------------------------------------------
                         1-Year            3.67%
                         ------------------------------------------
                         5-Year            4.32%
                         ------------------------------------------
                         10-Year           4.49%
                         ------------------------------------------
                         R Shares            NAV
                         ------------------------------------------
                         1-Year            4.50%
                         ------------------------------------------
                         5-Year            5.10%
                         ------------------------------------------
                         10-Year           5.29%
                         ------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $170,239
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.72
           ---------------------------------------------------------
           Average Duration                                     5.66
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid September 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2006.
2Paid December 1, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.0%.

                           Semiannual Report  Page 4

  Fund Spotlight as of 8/31/06          Nuveen Massachusetts Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                [CHART]

AAA/U.S. Guaranteed                  66.4%
AA                                   20.1%
A                                     4.3%
BBB                                   6.2%
BB or Lower                           0.9%
N/R                                   2.1%

Industries/1/

                    Tax Obligation/General            20.0%
                    ---------------------------------------
                    Healthcare                        13.5%
                    ---------------------------------------
                    U.S. Guaranteed                   11.9%
                    ---------------------------------------
                    Tax Obligation/Limited            11.6%
                    ---------------------------------------
                    Education and Civic Organizations 11.4%
                    ---------------------------------------
                    Water and Sewer                    9.4%
                    ---------------------------------------
                    Long-Term Care                     6.2%
                    ---------------------------------------
                    Transportation                     5.2%
                    ---------------------------------------
                    Other                             10.8%
                    ---------------------------------------

1As a percentage of total holdings as of August 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/01/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (8/31/06)    $1,017.90 $1,015.20 $1,016.30 $1,018.90 $1,020.92 $1,017.14 $1,018.15 $1,021.93
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.32 $    8.13 $    7.12 $    3.31 $    4.33 $    8.13 $    7.12 $    3.31
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .85%, 1.60%, 1.40% and .65% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                           Semiannual Report  Page 5

  Fund Spotlight as of 8/31/06  Nuveen Massachusetts Insured Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $10.34   $10.35   $10.33   $10.37
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0320  $0.0255  $0.0270  $0.0335
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0412  $0.0412  $0.0412  $0.0412
      --------------------------------------------------------------------
      Inception Date                    9/07/94  3/06/97  9/15/94 12/22/86
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                 Average Annual Total Returns as of 8/31/05
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 1-Year                           2.25% -2.03%
                 ---------------------------------------------
                 5-Year                           4.21%  3.32%
                 ---------------------------------------------
                 10-Year                          4.89%  4.44%
                 ---------------------------------------------
                 B Shares                      w/o CDSC w/CDSC
                 ---------------------------------------------
                 1-Year                           1.47% -2.45%
                 ---------------------------------------------
                 5-Year                           3.43%  3.26%
                 ---------------------------------------------
                 10-Year                          4.26%  4.26%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 1-Year                           1.65%
                 ---------------------------------------------
                 5-Year                           3.64%
                 ---------------------------------------------
                 10-Year                          4.30%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 1-Year                           2.42%
                 ---------------------------------------------
                 5-Year                           4.42%
                 ---------------------------------------------
                 10-Year                          5.10%
                 ---------------------------------------------
                 Tax-Free Yields
                 A Shares                           NAV  Offer
                 ---------------------------------------------
                 Dividend Yield/3/                3.71%  3.56%
                 ---------------------------------------------
                 SEC 30-Day Yield/4/              3.37%  3.23%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/4,5/    4.96%  4.75%
                 ---------------------------------------------
                 B Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                2.96%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.63%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      3.87%
                 ---------------------------------------------
                 C Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.14%
                 ---------------------------------------------
                 SEC 30-Day Yield                 2.83%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      4.16%
                 ---------------------------------------------
                 R Shares                           NAV
                 ---------------------------------------------
                 Dividend Yield/3/                3.88%
                 ---------------------------------------------
                 SEC 30-Day Yield                 3.57%
                 ---------------------------------------------
                 Taxable-Equivalent Yield/5/      5.25%
                 ---------------------------------------------

                         Average Annual Total Returns as of 9/30/06
                         A Shares            NAV          Offer
                         ------------------------------------------
                         1-Year            3.92%         -0.48%
                         ------------------------------------------
                         5-Year            4.47%          3.57%
                         ------------------------------------------
                         10-Year           4.85%          4.40%
                         ------------------------------------------
                         B Shares       w/o CDSC         w/CDSC
                         ------------------------------------------
                         1-Year            3.23%         -0.76%
                         ------------------------------------------
                         5-Year            3.71%          3.54%
                         ------------------------------------------
                         10-Year           4.23%          4.23%
                         ------------------------------------------
                         C Shares            NAV
                         ------------------------------------------
                         1-Year            3.42%
                         ------------------------------------------
                         5-Year            3.90%
                         ------------------------------------------
                         10-Year           4.27%
                         ------------------------------------------
                         R Shares            NAV
                         ------------------------------------------
                         1-Year            4.19%
                         ------------------------------------------
                         5-Year            4.68%
                         ------------------------------------------
                         10-Year           5.06%
                         ------------------------------------------

            Portfolio Statistics
            Net Assets ($000)                                $85,871
            --------------------------------------------------------
            Average Effective Maturity on Securities (Years)   15.17
            --------------------------------------------------------
            Average Duration                                    5.74
            --------------------------------------------------------

--------------------------------------------------------------------------------
1Paid September 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2006.
2Paid December 1, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.0%.

                           Semiannual Report  Page 6

  Fund Spotlight as of 8/31/06  Nuveen Massachusetts Insured Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                 [CHART]

Insured                    67.1%
U.S. Guaranteed            17.8%
GNMA/FNMA Guaranteed       13.5%
Uninsured (AAA)             0.7%
Uninsured (AA)              0.9%

The Fund features a portfolio of primarily investment-grade, long-term municipal investments. These investments are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.
Industries/1/

                    Tax Obligation/General            26.3%
                    ---------------------------------------
                    U.S. Guaranteed                   17.9%
                    ---------------------------------------
                    Healthcare                        10.4%
                    ---------------------------------------
                    Long-Term Care                    10.4%
                    ---------------------------------------
                    Tax Obligation/Limited             8.5%
                    ---------------------------------------
                    Education and Civic Organizations  7.6%
                    ---------------------------------------
                    Transportation                     6.3%
                    ---------------------------------------
                    Other                             12.6%
                    ---------------------------------------

1As a percentage of total holdings as of August 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (3/01/06) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (8/31/06)    $1,016.00 $1,012.10 $1,013.00 $1,016.80 $1,020.72 $1,016.94 $1,017.95 $1,021.73
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.52 $    8.32 $    7.31 $    3.51 $    4.53 $    8.34 $    7.32 $    3.52
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .89%, 1.64%, 1.44% and .69% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                           Semiannual Report  Page 7

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND
August 31, 2006


   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Consumer Discretionary - 0.9%

 $     1,485   Boston Industrial Development Financing Authority,            9/12 at 102.00         Ba3 $     1,533,159
                Massachusetts, Senior Revenue Bonds, Crosstown Center
                Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum
                Tax)
--------------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 0.5%

         900   Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB         924,138
                Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 11.3%

       1,135   Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00         AAA       1,184,202
                Boston University, Series 2005T-1, 5.000%, 10/01/39 -
                AMBAC Insured

       1,800   Massachusetts Development Finance Agency, Revenue Bonds,      9/15 at 100.00         AAA       1,880,226
                Western New England College, Series 2005A, 5.000%, 9/01/33
                - AGC Insured

       1,500   Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00         Aaa       1,560,465
                Williston Northampton School, Series 2005B, 5.000%,
                10/01/37 - XLCA Insured

       3,000   Massachusetts Development Finance Authority, Revenue Bonds,   3/09 at 101.00           A       3,081,270
                Curry College, Series 1999A, 5.500%, 3/01/29 - ACA Insured

          50   Massachusetts Development Finance Authority, Revenue Bonds,   7/13 at 101.00        BBB+          56,063
                Massachusetts College of Pharmacy and Allied Health
                Sciences, Series 2003C, 6.375%, 7/01/23

       3,075   Massachusetts Development Finance Authority, Revenue Bonds,   7/15 at 100.00         AAA       3,202,951
                Massachusetts College of Pharmacy and Allied Health
                Sciences, Series 2005D, 5.000%, 7/01/27 - AGC Insured

         750   Massachusetts Development Finance Authority, Revenue Bonds,   9/13 at 100.00         AA-         799,545
                Milton Academy, Series 2003A, 5.000%, 9/01/19

         895   Massachusetts Educational Finance Authority, Educational      1/12 at 100.00         AAA         920,445
                Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 - AMBAC
                Insured (Alternative Minimum Tax)

       1,000   Massachusetts Health and Educational Facilities Authority,      No Opt. Call         AA-       1,102,550
                Revenue Bonds, Boston College, Series 1993K, 5.375%,
                6/01/14

       1,000   Massachusetts Health and Educational Facilities Authority,      No Opt. Call         AAA       1,112,250
                Revenue Bonds, Massachusetts Institute of Technology,
                Series 2004M, 5.250%, 7/01/15

         500   Massachusetts Health and Educational Facilities Authority,    7/13 at 100.00         AA+         523,670
                Revenue Bonds, Wellesley College, Series 2003H, 5.000%,
                7/01/26

         500   Massachusetts Health and Educational Facilities Authority,    7/13 at 100.00         AA+         529,795
                Revenue Bonds, Williams College, Series 2003H, 5.000%,
                7/01/21

         425   Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00        BBB-         437,265
                Environmental Control Facilities Financing Authority,
                Higher Education Revenue Bonds, Ana G. Mendez University
                System, Series 1999, 5.375%, 2/01/19

               University of Massachusetts Building Authority, Senior Lien
               Project Revenue Bonds, Series 2005-1:
       1,495    5.000%, 5/01/14 - AMBAC Insured                                No Opt. Call         AAA       1,617,620
       1,060    5.000%, 5/01/15 - AMBAC Insured                                No Opt. Call         AAA       1,152,718
--------------------------------------------------------------------------------------------------------------------------
      18,185   Total Education and Civic Organizations                                                       19,161,035
--------------------------------------------------------------------------------------------------------------------------
               Health Care - 13.3%

       2,900   Massachusetts Development Finance Authority, Revenue Bonds,   8/09 at 101.00           A       3,032,791
                Northern Berkshire Community Services Inc., Series 1999A,
                6.250%, 8/15/29 - ACA Insured

       1,250   Massachusetts Health and Educational Facilities Authority,   10/11 at 101.00        BBB+       1,339,788
                Revenue Bonds, Berkshire Health System, Series 2001E,
                6.250%, 10/01/31

       3,000   Massachusetts Health and Educational Facilities Authority,   11/11 at 101.00          AA       3,136,200
                Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
                5.250%, 11/15/31 - RAAI Insured

          50   Massachusetts Health and Educational Facilities Authority,    1/09 at 101.00         BBB          52,003
                Revenue Bonds, Caritas Christi Obligated Group, Series
                1999A, 5.750%, 7/01/28

       1,000   Massachusetts Health and Educational Facilities Authority,    7/12 at 101.00         BBB       1,082,370
                Revenue Bonds, Caritas Christi Obligated Group, Series
                2002B, 6.250%, 7/01/22

----
8

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Health Care (continued)

 $     1,000   Massachusetts Health and Educational Facilities Authority,    1/12 at 101.00           A $     1,080,960
                Revenue Bonds, Covenant Health Systems Obligated Group,
                Series 2002, 6.000%, 7/01/31

       1,000   Massachusetts Health and Educational Facilities Authority,    8/12 at 100.00         AAA       1,062,510
                Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
                2002, 5.125%, 8/01/22 - FSA Insured

       1,250   Massachusetts Health and Educational Facilities Authority,    8/15 at 100.00          AA       1,283,100
                Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%,
                8/15/35 - RAAI Insured

       1,500   Massachusetts Health and Educational Facilities Authority,    7/08 at 101.00         AAA       1,514,820
                Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A,
                4.750%, 7/01/22 - FSA Insured

       2,000   Massachusetts Health and Educational Facilities Authority,    8/15 at 100.00         AAA       2,125,260
                Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
                5.000%, 8/15/21 - FGIC Insured

       1,400   Massachusetts Health and Educational Facilities Authority,    7/15 at 100.00        BBB-       1,438,738
                Revenue Bonds, Milton Hospital Project, Series 2005D,
                5.250%, 7/01/30

         600   Massachusetts Health and Educational Facilities Authority,    5/12 at 100.00         AAA         644,052
                Revenue Bonds, New England Medical Center Hospitals,
                Series 2002H, 5.375%, 5/15/19 - FGIC Insured

       2,785   Massachusetts Health and Educational Facilities Authority,    7/11 at 101.00          AA       3,018,188
                Revenue Bonds, Partners HealthCare System Inc., Series
                2001C, 5.750%, 7/01/32

         375   Massachusetts Health and Educational Facilities Authority,    7/11 at 100.00         BBB         410,093
                Revenue Bonds, UMass Memorial Health Care, Series 2001C,
                6.625%, 7/01/32

       1,475   Massachusetts Health and Educational Facilities Authority,    7/15 at 100.00         BBB       1,496,476
                Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                5.000%, 7/01/33
--------------------------------------------------------------------------------------------------------------------------
      21,585   Total Health Care                                                                             22,717,349
--------------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 3.7%

       1,115   Framingham Housing Authority, Massachusetts, GNMA             8/10 at 105.00         AAA       1,225,575
                Collateralized Mortgage Revenue Refunding Bonds, Beaver
                Terrace Apartments, Series 2000A, 6.350%, 2/20/32

       2,835   Massachusetts Development Financing Authority, Assisted      12/09 at 102.00         N/R       2,919,625
                Living Revenue Bonds, Prospect House Apartments, Series
                1999, 7.000%, 12/01/31

         530   Massachusetts Housing Finance Agency, Housing Bonds, Series   6/15 at 100.00         AA-         541,782
                2006A, 5.100%, 12/01/37 (Alternative Minimum Tax)

         500   Massachusetts Housing Finance Agency, Housing Revenue         6/13 at 100.00         AA-         506,665
                Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum
                Tax)

       1,000   Massachusetts Industrial Finance Agency, FHA-Insured          1/08 at 102.00         AAA       1,043,940
                Mortgage Loan Bonds, Hudner Associates Projects, Series
                1997, 5.650%, 1/01/22 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
       5,980   Total Housing/Multifamily                                                                      6,237,587
--------------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 1.4%

         515   Massachusetts Housing Finance Agency, Single Family Housing   6/10 at 100.00          AA         522,107
                Revenue Bonds, Series 84, 5.550%, 12/01/31 (Alternative
                Minimum Tax)

       1,600   Massachusetts Housing Finance Authority, Single Family        6/15 at 100.00          AA       1,602,704
                Housing Revenue Bonds, Series 2006-122, 4.875%, 12/01/37
                (Alternative Minimum Tax)

         295   Puerto Rico Housing Finance Authority, Mortgage-Backed        6/13 at 100.00         AAA         297,257
                Securities Program Home Mortgage Revenue Bonds, Series
                2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
       2,410   Total Housing/Single Family                                                                    2,422,068
--------------------------------------------------------------------------------------------------------------------------
               Industrials - 0.6%

         615   Massachusetts Development Finance Agency, Pioneer Valley        No Opt. Call         N/R         620,781
                Resource Recovery Revenue Bonds, Eco/ Springfield LLC,
                Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

         400   Massachusetts Development Finance Agency, Solid Waste           No Opt. Call         BBB         425,488
                Disposal Revenue Bonds, Waste Management Inc., Series
                2003, 5.450%, 6/01/14
--------------------------------------------------------------------------------------------------------------------------
       1,015   Total Industrials                                                                              1,046,269
--------------------------------------------------------------------------------------------------------------------------

----
9

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 6.2%

 $     1,500   Massachusetts Development Finance Agency, Human Service       9/15 at 100.00          AA $     1,547,715
                Provider Revenue Bonds, Seven Hills Foundation and
                Affiliates Issue, Series 2005, 5.000%, 9/01/35 - RAAI
                Insured

          50   Massachusetts Development Finance Authority, First Mortgage   7/11 at 102.00        BBB-          54,173
                Revenue Bonds, Berkshire Retirement Community - Edgecombe
                Project, Series 2001A, 6.750%, 7/01/21

       1,790   Massachusetts Development Finance Authority, Revenue Bonds,   9/09 at 102.00          AA       1,908,373
                May Institute, Series 1999, 5.750%, 9/01/24 - RAAI Insured

         885   Massachusetts Health and Educational Facilities Authority,    1/07 at 100.00         AAA         886,266
                Revenue Bonds, Cable Housing and Health Services, Series
                1993A, 5.625%, 7/01/13 - MBIA Insured

         415   Massachusetts Industrial Finance Agency, FHA-Insured          2/07 at 101.00         AAA         423,852
                Project Revenue Bonds, Heights Crossing LP, Series 1995,
                6.000%, 2/01/15 (Alternative Minimum Tax)

         610   Massachusetts Industrial Finance Agency, First Mortgage       1/11 at 101.00        BBB-         610,958
                Revenue Bonds, Berkshire Retirement Community, Series
                1994B, 4.750%, 7/01/17

       2,020   Massachusetts Industrial Finance Agency, GNMA                 6/09 at 102.00         AAA       2,108,355
                Collateralized Assisted Living Facility Revenue Bonds,
                Arbors at Taunton LP, Series 1999, 5.500%, 6/20/40
                (Alternative Minimum Tax)

               Massachusetts Industrial Finance Agency, GNMA
               Collateralized Assisted Living Facility Revenue Bonds, TNG
               Draper Place Project, Series 1998:
         235    5.400%, 8/20/12 (Alternative Minimum Tax)                    8/08 at 105.00          AA         236,208
       2,490    6.450%, 8/20/39 (Alternative Minimum Tax)                    8/08 at 105.00          AA       2,702,721
-----------------------------------------------------------------------------------------------------------------------
       9,995   Total Long-Term Care                                                                          10,478,621
-----------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 18.4%

       1,085   Amherst-Pelham Regional School District, Massachusetts,      11/15 at 101.00         AAA       1,186,578
                General Obligation Bonds, Series 2005, 5.000%, 11/15/17 -
                FSA Insured

         500   Ashland, Massachusetts, General Obligation Bonds, Series      5/15 at 100.00         Aaa         546,880
                2004, 5.250%, 5/15/23 - AMBAC Insured

       1,160   Beverly, Massachusetts, General Obligation Bonds, Series     11/13 at 100.00         Aaa       1,230,261
                2003, 5.000%, 11/01/21 - MBIA Insured

       1,000   Boston, Massachusetts, General Obligation Bonds, Series       8/11 at 100.00         Aa1       1,056,910
                2001B, 5.000%, 8/01/15

       1,500   Boston, Massachusetts, General Obligation Bonds, Series       1/15 at 100.00         Aa1       1,621,350
                2005A, 5.000%, 1/01/17

       3,130   Boston, Massachusetts, General Obligation Bonds, Series       1/16 at 100.00         Aa1       3,370,384
                2006A, 5.000%, 1/01/20

       1,090   Brookline, Massachusetts, General Obligation Bonds, Series    4/10 at 101.00         Aaa       1,160,272
                2000, 5.375%, 4/01/17

       1,000   Erving, Massachusetts, General Obligation Bonds, Series       6/12 at 101.00         BBB       1,060,750
                2002, 5.500%, 6/15/16

       1,000   Fall River, Massachusetts, General Obligation Bonds, Series   2/13 at 101.00         AAA       1,065,250
                2003, 5.000%, 2/01/21 - FSA Insured

       1,145   Falmouth, Massachusetts, General Obligation Bonds, Series     2/12 at 101.00         AA+       1,218,395
                2002, 5.000%, 2/01/19

         545   Lawrence, Massachusetts, General Obligation Bonds, Series     2/11 at 100.00         Aaa         568,866
                2001, 5.000%, 2/01/21 - AMBAC Insured

       1,335   Marlborough, Massachusetts, General Obligation Bonds,         6/09 at 101.00         Aaa       1,396,223
                Series 1999, 5.125%, 6/15/19 - FGIC Insured

       2,500   Massachusetts Bay Transportation Authority, General             No Opt. Call         AAA       3,096,650
                Obligation Transportation System Bonds, Series 1991A,
                7.000%, 3/01/21

       1,250   Massachusetts, General Obligation Bonds, Consolidated Loan,     No Opt. Call          AA       1,427,475
                Series 2002D, 5.500%, 8/01/19

       2,000   Massachusetts, General Obligation Bonds, Series 2005C,        9/15 at 100.00          AA       2,119,660
                5.000%, 9/01/24

       1,490   Northbridge, Massachusetts, General Obligation Bonds,         2/12 at 101.00         AAA       1,610,332
                Series 2002, 5.250%, 2/15/18 - AMBAC Insured

       1,000   Randolph, Massachusetts, General Obligation Bonds, Series       No Opt. Call         AAA       1,081,320
                2004, 5.000%, 9/01/13 - AMBAC Insured

       1,000   Reading, Massachusetts, General Obligation Bonds, Series      3/14 at 100.00         AAA       1,079,030
                2004, 5.000%, 3/15/15 - MBIA Insured

       1,415   Springfield, Massachusetts, General Obligation Bonds,         1/13 at 100.00         AAA       1,522,625
                Series 2003, 5.250%, 1/15/23 - MBIA Insured

               Westfield, Massachusetts, General Obligation Bonds, Series
               2004:
         695    5.000%, 8/01/18 - AMBAC Insured                              8/14 at 100.50         AAA         748,640
         690    5.000%, 8/01/19 - AMBAC Insured                              8/14 at 100.50         AAA         740,818

         500   Woburn, Massachusetts, General Obligation Bonds, Series      11/15 at 100.00         Aaa         539,600
                2005, 5.000%, 11/15/19 - MBIA Insured

       1,825   Worcester, Massachusetts, General Obligation Bonds, Series    7/15 at 100.00         AAA       1,956,783
                2005A, 5.000%, 7/01/19 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
      28,855   Total Tax Obligation/General                                                                  31,405,052
-----------------------------------------------------------------------------------------------------------------------

----
10

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)               Value
------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 11.5%

 $       680   Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,    5/13 at 100.00         AAA     $       706,697
                Series 2002, 5.000%, 5/01/32 - AMBAC Insured

         395   Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,    5/14 at 100.00         AAA             417,231
                Series 2004, 5.000%, 5/01/26 - AMBAC Insured

       1,610   Massachusetts Bay Transportation Authority, Assessment        7/15 at 100.00         AAA           1,733,696
                Bonds, Series 2005A, 5.000%, 7/01/18

         770   Massachusetts Bay Transportation Authority, Senior Lien         No Opt. Call         AAA             870,855
                Sales Tax Revenue Refunding Bonds, Series 2004C, 5.250%,
                7/01/21

       3,000   Massachusetts Bay Transportation Authority, Senior Sales      7/18 at 100.00         AAA           3,226,170
                Tax Revenue Bonds, Series 2006, 5.000%, 7/01/26

         550   Massachusetts College Building Authority, Project Revenue     5/14 at 100.00         AAA             585,305
                Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

         815   Massachusetts College Building Authority, Project Revenue     5/16 at 100.00         AAA             858,700
                Bonds, Series 2006A, 5.000%, 5/01/31 - AMBAC Insured

               Massachusetts College Building Authority, Project Revenue
               Refunding Bonds, Series 2003B:
       1,025    5.375%, 5/01/22 - XLCA Insured                                 No Opt. Call         AAA           1,166,614
       1,125    5.375%, 5/01/23 - XLCA Insured                                 No Opt. Call         AAA           1,284,424

               Massachusetts School Building Authority, Dedicated Sales
               Tax Revenue Bonds, Series 2005A:
       1,600    5.000%, 8/15/20 - FSA Insured                                8/15 at 100.00         AAA           1,712,576
       2,000    5.000%, 8/15/22 - FSA Insured                                8/15 at 100.00         AAA           2,129,880

         670   Massachusetts, Special Obligation Dedicated Tax Revenue         No Opt. Call         AAA             738,313
                Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

       2,000   Massachusetts, Special Obligation Refunding Notes, Federal      No Opt. Call         Aaa           2,152,360
                Highway Grant Anticipation Note Program, Series 2003A,
                5.000%, 12/15/13 - FSA Insured

       1,700   Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA           1,952,994
                Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                MBIA Insured
------------------------------------------------------------------------------------------------------------------------------
      17,940   Total Tax Obligation/Limited                                                                      19,535,815
------------------------------------------------------------------------------------------------------------------------------
               Transportation - 5.1%

       3,835   Massachusetts Port Authority, Revenue Bonds, Series 2003A,    7/13 at 100.00         AAA           4,034,225
                5.000%, 7/01/24 - MBIA Insured

       2,500   Massachusetts Port Authority, Revenue Bonds, Series 2005A,    7/15 at 100.00         AAA           2,654,725
                5.000%, 7/01/23 - AMBAC Insured

       1,950   Massachusetts Port Authority, Special Facilities Revenue      1/11 at 101.00         AAA           1,989,254
                Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27
                - AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------
       8,285   Total Transportation                                                                               8,678,204
------------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed - 11.7% (3)

         250   Massachusetts Bay Transportation Authority, Certificates of  12/06 at 100.00         AA- (3)         253,242
                Participation, Series 1988, 7.800%, 1/15/14 (Pre-refunded
                12/22/06)

         600   Massachusetts Bay Transportation Authority, General           3/07 at 101.00          AA (3)         610,314
                Obligation Transportation System Bonds, Series 1997D,
                5.000%, 3/01/27 (Pre-refunded 3/01/07)

       2,000   Massachusetts Development Finance Authority, Revenue Bonds,   1/10 at 101.00         Aaa           2,207,060
                Massachusetts College of Pharmacy and Allied Health
                Sciences, Series 1999B, 6.625%, 7/01/20 (Pre-refunded
                1/01/10)

       1,540   Massachusetts Health and Educational Facilities Authority,    8/10 at 100.00         AAA           1,576,082
                FHA-Insured Revenue Bonds, Malden Hospital, Series 1982A,
                5.000%, 8/01/16 (Pre-refunded 8/01/10)

       1,285   Massachusetts Health and Educational Facilities Authority,    2/07 at 102.00         Aa2 (3)       1,325,465
                FHA-Insured Revenue Refunding Bonds, Youville Hospital,
                Series 1997A, 6.250%, 2/15/41 (Pre-refunded 2/15/07)

       3,000   Massachusetts Health and Educational Facilities Authority,    7/10 at 101.00         N/R (3)       3,314,370
                Revenue Bonds, Winchester Hospital, Series 2000E, 6.750%,
                7/01/30 (Pre-refunded 7/01/10)

       1,500   Massachusetts Industrial Finance Agency, Healthcare           5/07 at 102.00         N/R (3)       1,546,875
                Facilities Revenue Bonds, Jewish Geriatric Services Inc.
                Obligated Group, Series 1997B, 5.500%, 5/15/27
                (Pre-refunded 5/15/07)

         495   Massachusetts Port Authority, Revenue Bonds, Series 1982,     1/07 at 100.00         AAA             666,631
                13.000%, 7/01/13 (ETM)

----
11

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $     1,860 Massachusetts, General Obligation Bonds, Consolidated Loan,   1/13 at 100.00          AA (3) $     1,988,284
              Series 2003A, 5.000%, 1/01/22 (Pre-refunded 1/01/13)

       1,250 Massachusetts, General Obligation Bonds, Consolidated Loan,   8/14 at 100.00          AA (3)       1,348,312
              Series 2004B, 5.000%, 8/01/24 (Pre-refunded 8/01/14)

       1,500 Massachusetts, Special Obligation Dedicated Tax Revenue       1/14 at 100.00         AAA           1,639,500
              Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14)
              - FGIC Insured

       1,000 Massachusetts, Special Obligation Revenue Refunding Bonds,    6/12 at 100.00         AAA           1,087,330
              Series 2002A, 5.375%, 6/01/19 (Pre-refunded 6/01/12) -
              FGIC Insured

       1,200 University of Massachusetts Building Authority, Senior Lien  11/13 at 100.00         AAA           1,314,672
              Project Revenue Bonds, Series 2003-1, 5.250%, 11/01/18
              (Pre-refunded 11/01/13) - AMBAC Insured

       1,000 University of Massachusetts Building Authority, Senior Lien  11/14 at 100.00         AAA           1,103,000
              Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24
              (Pre-refunded 11/01/14) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
      18,480 Total U.S. Guaranteed                                                                             19,981,137
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 3.6%

       1,000 Massachusetts Development Finance Agency, Resource Recovery   1/12 at 101.00         AAA           1,093,450
              Revenue Bonds, SEMass System, Series 2001A, 5.625%,
              1/01/16 - MBIA Insured

       1,000 Massachusetts Industrial Finance Agency, Resource Recovery   12/08 at 102.00         BBB           1,032,170
              Revenue Refunding Bonds, Ogden Haverhill Project, Series
              1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

       2,500 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/14 at 100.00         AAA           2,658,775
              Series 2004PP, 5.000%, 7/01/22 - FGIC Insured

       1,240 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA           1,307,357
              Series 2005RR, 5.000%, 7/01/35 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
       5,740 Total Utilities                                                                                    6,091,752
-------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 9.3%

       2,000 Boston Water and Sewerage Commission, Massachusetts,         11/14 at 100.00          AA           2,115,920
              General Revenue Bonds, Senior Series 2004A, 5.000%,
              11/01/25

       2,000 Massachusetts Water Pollution Abatement Trust, Pooled Loan    8/14 at 100.00         AAA           2,107,440
              Program Bonds, Series 10, 5.000%, 8/01/26

       1,750 Massachusetts Water Pollution Abatement Trust, Pooled Loan    8/15 at 100.00         AAA           1,763,370
              Program Bonds, Series 11, 4.500%, 8/01/29

       1,500 Massachusetts Water Pollution Abatement Trust, Pooled Loan    8/13 at 100.00         AAA           1,582,845
              Program Bonds, Series 9, 5.000%, 8/01/22

       1,500 Massachusetts Water Pollution Abatement Trust, Revenue        8/12 at 100.00         AAA           1,612,170
              Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20

             Massachusetts Water Resources Authority, General Revenue
             Bonds, Series 2005A:
       1,650  5.000%, 8/01/27 - MBIA Insured                               8/17 at 100.00         AAA           1,757,877
       1,585  5.000%, 8/01/28 - MBIA Insured                               8/17 at 100.00         AAA           1,687,201
       2,080  5.000%, 8/01/29 - MBIA Insured                               8/17 at 100.00         AAA           2,208,523
       1,125  Massachusetts Water Resources Authority, General Revenue     8/16 at 100.00          AA             993,544
              Bonds, Series 2006A, 4.000%, 8/01/46
-------------------------------------------------------------------------------------------------------------------------
      15,190 Total Water and Sewer                                                                             15,828,890
-------------------------------------------------------------------------------------------------------------------------
 $   156,045 Total Long-Term Investments (cost $160,329,985) - 97.5%                                          166,041,076
-------------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.3%

       2,200 Puerto Rico Government Development Bank, Adjustable                                  A-1           2,200,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.290%, 12/01/15 - MBIA Insured (4)
-------------------------------------------------------------------------------------------------------------------------
 $     2,200 Total Short-Term Investments (cost $2,200,000)                                                     2,200,000
-------------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $162,529,985) - 98.8%                                                    168,241,076
             -----------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.2%                                                               1,997,536
             -----------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                            $   170,238,612
             -----------------------------------------------------------------------------------------------------------

----
12

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
           N/R Not rated.
         (ETM) Escrowed to maturity.

                                See accompanying notes to financial statements.

----
13

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.5%

  $      865 Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00         AAA $      902,498
              Boston University, Series 2005T-1, 5.000%, 10/01/39 -
              AMBAC Insured

       1,500 Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00         Aaa      1,560,465
              Williston Northampton School, Series 2005B, 5.000%,
              10/01/37 - XLCA Insured

       1,790 Massachusetts Educational Finance Authority, Educational      1/12 at 100.00         AAA      1,840,890
              Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 - AMBAC
              Insured (Alternative Minimum Tax)

       1,000 Massachusetts Health and Educational Facilities Authority,   10/12 at 100.00         AAA      1,091,810
              Revenue Bonds, University of Massachusetts - Worcester
              Campus, Series 2002C, 5.500%, 10/01/18 - MBIA Insured

       1,000 Massachusetts Health and Educational Facilities Authority,   10/14 at 100.00         AAA      1,086,290
              Revenue Bonds, University of Massachusetts, Series 2005D,
              5.250%, 10/01/24 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
       6,155 Total Education and Civic Organizations                                                       6,481,953
--------------------------------------------------------------------------------------------------------------------
             Health Care - 10.3%

       2,000 Boston, Massachusetts, Special Obligation Bonds, Boston       8/12 at 100.00         AAA      2,112,480
              Medical Center, Series 2002, 5.000%, 8/01/18 - MBIA Insured

          10 Massachusetts Health and Educational Facilities Authority,    1/07 at 100.00         AAA         10,028
              Revenue Bonds, Capital Asset Program, Series 1989G-2,
              7.200%, 7/01/09 - MBIA Insured

       1,205 Massachusetts Health and Educational Facilities Authority,    7/08 at 102.00         AAA      1,248,018
              Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%,
              7/01/25 - MBIA Insured

       1,000 Massachusetts Health and Educational Facilities Authority,    8/12 at 100.00         AAA      1,062,510
              Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
              2002, 5.125%, 8/01/22 - FSA Insured

       1,400 Massachusetts Health and Educational Facilities Authority,    8/15 at 100.00         AAA      1,487,682
              Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
              5.000%, 8/15/21 - FGIC Insured

         600 Massachusetts Health and Educational Facilities Authority,    5/12 at 100.00         AAA        644,052
              Revenue Bonds, New England Medical Center Hospitals,
              Series 2002H, 5.375%, 5/15/19 - FGIC Insured

       2,290 Puerto Rico Industrial, Tourist, Educational, Medical and     1/07 at 100.00         AAA      2,310,244
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/16 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
       8,505 Total Health Care                                                                             8,875,014
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.3%

         340 Massachusetts Housing Finance Agency, Housing Development     6/08 at 101.00         AAA        341,159
              Revenue Bonds, Series 1998A, 5.375%, 6/01/16 - MBIA
              Insured (Alternative Minimum Tax)

         640 Massachusetts Industrial Finance Agency, FHA-Insured          1/08 at 102.00         AAA        668,122
              Mortgage Loan Bonds, Hudner Associates Projects, Series
              1997, 5.650%, 1/01/22 - MBIA Insured

       2,575 Somerville Housing Authority, Massachusetts, GNMA             5/12 at 103.00         AAA      2,723,243
              Collateralized Mortgage Revenue Bonds, Clarendon Hill
              Towers, Series 2002, 5.200%, 11/20/22
--------------------------------------------------------------------------------------------------------------------
       3,555 Total Housing/Multifamily                                                                     3,732,524
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 10.3%

       2,500 Massachusetts Development Finance Authority, GNMA             3/12 at 105.00         AAA      2,759,500
              Collateralized Assisted Living Facility Revenue Bonds,
              Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42
              (Alternative Minimum Tax)

       2,500 Massachusetts Development Finance Authority, GNMA            10/11 at 105.00         AAA      2,791,925
              Collateralized Revenue Bonds, VOA Concord Assisted Living
              Inc., Series 2000A, 6.900%, 10/20/41

       3,185 Massachusetts Industrial Finance Agency, GNMA                12/07 at 102.00         AAA      3,315,776
              Collateralized Assisted Living Facility Revenue Bonds,
              Arbors at Amherst LP, Series 1997, 5.950%, 6/20/39
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
       8,185 Total Long-Term Care                                                                          8,867,201
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 26.1%

         585 Brookline, Massachusetts, General Obligation Bonds, Series    4/10 at 101.00         Aaa        622,715
              2000, 5.375%, 4/01/18

       1,520 Fall River, Massachusetts, General Obligation Bonds, Series   2/13 at 101.00         AAA      1,651,374
              2003, 5.250%, 2/01/17 - FSA Insured

----
14

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

  $    1,265 Freetown Lakeville Regional School District, Plymouth         1/13 at 101.00         AAA $    1,365,947
              County, Massachusetts, General Obligation Bonds, Series
              2003, 5.000%, 1/01/15 - MBIA Insured

       1,000 Lawrence, Massachusetts, General Obligation Bonds, Series     2/11 at 100.00         Aaa      1,043,790
              2001, 5.000%, 2/01/21 - AMBAC Insured

       1,000 Massachusetts Bay Transportation Authority, General           3/08 at 101.00         AAA      1,026,170
              Obligation Transportation System Bonds, Series 1998A,
              5.000%, 3/01/18 - MBIA Insured

       3,000 Massachusetts, General Obligation Bonds, Consolidated Loan,     No Opt. Call         AAA      3,420,988
              Series 2001D, 6.000%, 11/01/13 - MBIA Insured

       1,500 Monson, Massachusetts, Unlimited Tax General Obligation         No Opt. Call         AAA      1,607,565
              School Refunding Bonds, Series 1993, 5.500%, 10/15/10 -
              MBIA Insured

       1,250 Northampton, Massachusetts, General Obligation Bonds,         9/12 at 101.00         Aaa      1,330,500
              Series 2002, 5.000%, 9/01/19 - MBIA Insured

         190 Northfield, Massachusetts, General Obligation Bonds, Series  10/06 at 100.00         AAA        190,631
              1992, 6.350%, 10/15/09 - MBIA Insured

       1,350 Norwell, Massachusetts, General Obligation Bonds, Series        No Opt. Call         AAA      1,442,786
              2005, 5.000%, 2/15/25 - AMBAC Insured

       1,230 Pioneer Valley Regional School District, Massachusetts,       6/12 at 101.00         Aaa      1,341,979
              General Obligation Bonds, Series 2002, 5.375%, 6/15/19 -
              AMBAC Insured

       2,200 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call         AAA      3,044,184
              2001, 8.428%, 7/01/19 - FSA Insured (IF)

       1,770 Reading, Massachusetts, General Obligation Bonds, Series      3/14 at 100.00         AAA      1,903,139
              2004, 5.000%, 3/15/16 - MBIA Insured

       1,000 Tantasqua Regional School District, Massachusetts, General   10/15 at 100.00         Aaa      1,086,780
              Obligation Bonds, Series 2005, 5.000%, 10/01/16 - FSA
              Insured

         220 Taunton, Massachusetts, General Obligation Bonds, Series      9/06 at 101.00         AAA        222,772
              1991, 6.800%, 9/01/09 - MBIA Insured

         500 Woburn, Massachusetts, General Obligation Bonds, Series      11/15 at 100.00         Aaa        539,600
              2005, 5.000%, 11/15/19 - MBIA Insured

         545 Worcester, Massachusetts, General Obligation Bonds, Series    8/11 at 100.00         AAA        588,856
              2001A, 5.500%, 8/15/18 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
      20,125 Total Tax Obligation/General                                                                 22,429,776
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 8.5%

       1,160 Massachusetts College Building Authority, Project Revenue     5/14 at 100.00         AAA      1,242,847
              Bonds, Series 2004A, 5.000%, 5/01/17 - MBIA Insured

         560 Massachusetts College Building Authority, Project Revenue     5/16 at 100.00         AAA        590,027
              Bonds, Series 2006A, 5.000%, 5/01/31 - AMBAC Insured

       1,000 Massachusetts College Building Authority, Project Revenue       No Opt. Call         AAA      1,138,160
              Refunding Bonds, Series 2003B, 5.375%, 5/01/22 - XLCA
              Insured

       1,100 Massachusetts School Building Authority, Dedicated Sales      8/15 at 100.00         AAA      1,177,396
              Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 - FSA
              Insured

         460 Massachusetts, Special Obligation Dedicated Tax Revenue         No Opt. Call         AAA        506,902
              Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

         475 Puerto Rico Convention Center District Authority, Hotel       7/16 at 100.00         AAA        480,434
              Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36
              - CIFG Insured

       2,000 Puerto Rico Highway and Transportation Authority, Highway     7/14 at 100.00         AAA      2,144,380
              Revenue Bonds, Series 2004J, 5.000%, 7/01/18 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
       6,755 Total Tax Obligation/Limited                                                                  7,280,146
--------------------------------------------------------------------------------------------------------------------
             Transportation - 6.3%

       1,000 Massachusetts Port Authority, Revenue Bonds, Series 2003C,    7/13 at 100.00         AAA      1,064,450
              5.000%, 7/01/18 - MBIA Insured

       1,630 Massachusetts Port Authority, Revenue Bonds, Series 2005A,    7/15 at 100.00         AAA      1,730,881
              5.000%, 7/01/23 - AMBAC Insured

         530 Massachusetts Port Authority, Special Facilities Revenue      1/11 at 101.00         AAA        540,669
              Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27
              - AMBAC Insured (Alternative Minimum Tax)

       2,000 Massachusetts Turnpike Authority, Metropolitan Highway        1/07 at 102.00         AAA      2,040,440
              System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37
              - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
       5,160 Total Transportation                                                                          5,376,440
--------------------------------------------------------------------------------------------------------------------

----
15

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 17.8% (3)

  $    2,000 Massachusetts Bay Transportation Authority, Senior Sales      7/12 at 100.00         AAA $    2,142,240
              Tax Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/32
              (Pre-refunded 7/01/12)

         295 Massachusetts Health and Educational Facilities Authority,    7/21 at 100.00         AAA        323,411
              Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%,
              7/01/25 (Pre-refunded 7/01/21) - MBIA Insured

       1,000 Massachusetts Industrial Finance Agency, Revenue Bonds,       7/08 at 102.00         AAA      1,044,310
              Western New England College, Series 1998, 5.000%, 7/01/28
              (Pre-refunded 7/01/08) - AMBAC Insured

         850 Massachusetts Municipal Wholesale Electric Company, Power     1/07 at 100.00         AAA        876,529
              Supply System Revenue Bonds, Nuclear Project 6, Series
              1993A, 5.000%, 7/01/10 - AMBAC Insured (ETM)

       2,450 Massachusetts Water Resources Authority, General Revenue      8/13 at 100.00         AAA      2,635,294
              Bonds, Series 2004D, 5.000%, 8/01/15 (Pre-refunded
              8/01/13) - MBIA Insured

       1,000 Massachusetts, General Obligation Bonds, Consolidated Loan,   3/12 at 100.00         AAA      1,090,140
              Series 2002B, 5.500%, 3/01/17 (Pre-refunded 3/01/12) - FSA
              Insured

       2,000 Massachusetts, Special Obligation Dedicated Tax Revenue       1/14 at 100.00         AAA      2,186,000
              Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14)
              - FGIC Insured

       2,575 Tantasqua Regional School District, Massachusetts, General    8/10 at 101.00         Aaa      2,731,560
              Obligation Bonds, Series 2000, 5.000%, 8/15/19
              (Pre-refunded 8/15/10) - FSA Insured

       2,000 University of Massachusetts Building Authority, Senior Lien  11/14 at 100.00         AAA      2,223,440
              Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/18
              (Pre-refunded 11/01/14) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
      14,170 Total U.S. Guaranteed                                                                        15,252,924
--------------------------------------------------------------------------------------------------------------------
             Utilities - 3.9%

       1,500 Massachusetts Development Finance Agency, Resource Recovery   1/12 at 101.00         AAA      1,640,175
              Revenue Bonds, SEMass System, Series 2001A, 5.625%,
              1/01/16 - MBIA Insured

       1,600 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/10 at 101.00         AAA      1,689,936
              Series 2000HH, 5.250%, 7/01/29 - FSA Insured
--------------------------------------------------------------------------------------------------------------------
       3,100 Total Utilities                                                                               3,330,111
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.4%

       1,000 Massachusetts Water Resources Authority, General Revenue        No Opt. Call         AAA      1,127,800
              Bonds, Series 2002J, 5.250%, 8/01/19 - FSA Insured

         750 Massachusetts Water Resources Authority, General Revenue      8/17 at 100.00         AAA        798,360
              Bonds, Series 2005A, 5.000%, 8/01/28 - MBIA Insured

         875 Massachusetts Water Resources Authority, General Revenue      8/16 at 100.00          AA        772,756
              Bonds, Series 2006A, 4.000%, 8/01/46

       1,000 Springfield Water and Sewerage Commission, Massachusetts,     7/14 at 100.00         AAA      1,055,950
              General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 -
              MBIA Insured
--------------------------------------------------------------------------------------------------------------------
       3,625 Total Water and Sewer                                                                         3,754,866
--------------------------------------------------------------------------------------------------------------------
  $   79,335 Total Investments (cost $82,133,428) - 99.4%                                                 85,380,955
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.6%                                                            489,977
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   85,870,932
             ------------------------------------------------------------------------------------------------------

           Primarily all of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely represent greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
          (ETM) Escrowed to maturity.
           (IF) Inverse floating rate investment.
                                See accompanying notes to financial statements.

----
16

Statement of Assets and Liabilities (Unaudited)
August 31, 2006

                                                                                       Massachusetts
                                                                        Massachusetts        Insured
----------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $162,529,985 and $82,133,428, respectively)  $168,241,076    $85,380,955
Cash                                                                          584,781             --
Receivables:
  Interest                                                                  1,795,290        993,240
  Investments sold                                                             15,000             --
  Shares sold                                                                 370,100             --
Other assets                                                                       54             39
----------------------------------------------------------------------------------------------------
    Total assets                                                          171,006,301     86,374,234
----------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                     --        134,142
Payable for shares redeemed                                                   104,209         15,597
Accrued expenses:
  Management fees                                                              76,202         38,973
  12b-1 distribution and service fees                                          27,321         14,522
  Other                                                                        36,753         35,473
Dividends payable                                                             523,204        264,595
----------------------------------------------------------------------------------------------------
    Total liabilities                                                         767,689        503,302
----------------------------------------------------------------------------------------------------
Net assets                                                               $170,238,612    $85,870,932
----------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                               $ 92,356,383    $24,079,888
Shares outstanding                                                          9,217,230      2,329,507
Net asset value per share                                                $      10.02    $     10.34
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                        $      10.46    $     10.79
----------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                               $  5,374,622    $ 6,039,540
Shares outstanding                                                            535,474        583,680
Net asset value and offering price per share                             $      10.04    $     10.35
----------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                               $ 12,233,477    $ 8,804,427
Shares outstanding                                                          1,230,060        851,951
Net asset value and offering price per share                             $       9.95    $     10.33
----------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                               $ 60,274,130    $46,947,077
Shares outstanding                                                          6,026,590      4,526,796
Net asset value and offering price per share                             $      10.00    $     10.37
----------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------
Capital paid-in                                                          $164,594,158    $82,332,493
Undistributed (Over-distribution of) net investment income                    (59,787)        56,715
Accumulated net realized gain (loss) from investments                          (6,850)       234,197
Net unrealized appreciation (depreciation) of investments                   5,711,091      3,247,527
----------------------------------------------------------------------------------------------------
Net assets                                                               $170,238,612    $85,870,932
----------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
17

Statement of Operations (Unaudited)
Six Months Ended August 31, 2006

                                                                                   Massachusetts
                                                                    Massachusetts        Insured
-------------------------------------------------------------------------------------------------
Investment Income                                                      $3,807,789     $2,018,115
-------------------------------------------------------------------------------------------------
Expenses
Management fees                                                           433,659        234,597
12b-1 service fees - Class A                                               83,963         24,107
12b-1 distribution and service fees - Class B                              26,749         28,888
12b-1 distribution and service fees - Class C                              44,739         35,391
Shareholders' servicing agent fees and expenses                            52,124         31,842
Custodian's fees and expenses                                              27,575         20,505
Trustees' fees and expenses                                                 1,653          1,130
Professional fees                                                           7,343          6,069
Shareholders' reports - printing and mailing expenses                      16,151         10,123
Federal and state registration fees                                           815          2,973
Other expenses                                                              2,364          1,639
-------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                697,135        397,264
  Custodian fee credit                                                    (19,069)        (9,616)
-------------------------------------------------------------------------------------------------
Net expenses                                                              678,066        387,648
-------------------------------------------------------------------------------------------------
Net investment income                                                   3,129,723      1,630,467
-------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments                                   7,835        (29,304)
Net change in unrealized appreciation (depreciation) of investments        36,632       (264,913)
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                    44,467       (294,217)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                  $3,174,190     $1,336,250
-------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
18

Statement of Changes in Net Assets (Unaudited)

                                                                               Massachusetts
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                               8/31/06        2/28/06
------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $  3,129,723  $  5,344,281
Net realized gain (loss) from investments                                        7,835       287,346
Net change in unrealized appreciation (depreciation) of investments             36,632      (671,161)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                        3,174,190     4,960,466
------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                   (1,556,907)   (2,255,981)
  Class B                                                                      (84,610)     (205,231)
  Class C                                                                     (192,758)     (387,327)
  Class R                                                                   (1,185,207)   (2,523,779)
From accumulated net realized gains:
  Class A                                                                           --      (185,446)
  Class B                                                                           --       (18,317)
  Class C                                                                           --       (35,602)
  Class R                                                                           --      (179,325)
------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (3,019,482)   (5,791,008)
------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                                33,507,886    42,379,084
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            1,320,304     2,938,734
------------------------------------------------------------------------------------------------------
                                                                            34,828,190    45,317,818
Cost of shares redeemed                                                    (16,589,126)  (19,782,789)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions          18,239,064    25,535,029
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                       18,393,772    24,704,487
Net assets at the beginning of period                                      151,844,840   127,140,353
------------------------------------------------------------------------------------------------------
Net assets at the end of period                                           $170,238,612  $151,844,840
------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                $    (59,787) $   (170,028)
------------------------------------------------------------------------------------------------------

                                                                           Massachusetts Insured
                                                                      ------------------------------
                                                                      Six Months Ended     Year Ended
                                                                               8/31/06        2/28/06
-----------------------------------------------------------------------------------------------------
Operations
Net investment income                                                      $ 1,630,467  $  3,348,107
Net realized gain (loss) from investments                                      (29,304)      514,664
Net change in unrealized appreciation (depreciation) of investments           (264,913)     (902,262)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                        1,336,250     2,960,509
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                     (449,443)     (798,886)
  Class B                                                                      (90,330)     (192,772)
  Class C                                                                     (149,085)     (346,437)
  Class R                                                                     (926,463)   (1,937,309)
From accumulated net realized gains:
  Class A                                                                           --       (74,219)
  Class B                                                                           --       (22,254)
  Class C                                                                           --       (36,222)
  Class R                                                                           --      (170,385)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                   (1,615,321)   (3,578,484)
-----------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                                 1,527,427     7,821,591
Proceeds from shares issued to shareholders due
 to reinvestment of distributions                                            1,049,869     2,415,020
-----------------------------------------------------------------------------------------------------
                                                                             2,577,296    10,236,611
Cost of shares redeemed                                                     (5,281,763)  (11,168,735)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions          (2,704,467)     (932,124)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                       (2,983,538)   (1,550,099)
Net assets at the beginning of period                                       88,854,470    90,404,569
-----------------------------------------------------------------------------------------------------
Net assets at the end of period                                            $85,870,932  $ 88,854,470
-----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of period                                                                 $    56,715  $     41,569
-----------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
19

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Massachusetts Municipal Bond Fund ("Massachusetts") and Nuveen Massachusetts Insured Municipal Bond Fund ("Massachusetts Insured") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide tax-free income and preservation of capital through investments in diversified portfolios of municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2006, there were no such outstanding purchase commitments in either of the funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and Massachusetts state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.


----
20

Insurance
Massachusetts Insured invests primarily in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended August 31, 2006, Massachusetts Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are valued daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Massachusetts did not invest in any such instruments during the six months ended August 31, 2006.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
21

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                       Massachusetts
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                             8/31/06                   2/28/06
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            3,176,122  $ 31,378,129   3,759,044  $ 37,733,181
  Class A - automatic conversion of Class B shares      33,420       333,693      24,575       247,480
  Class B                                               13,710       135,834      16,969       169,736
  Class C                                              139,960     1,373,902     301,003     2,992,717
  Class R                                               29,025       286,328     123,838     1,235,970
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                               36,664       362,675      71,075       713,174
  Class B                                                4,167        41,287      10,446       105,012
  Class C                                                9,180        90,124      21,482       213,941
  Class R                                               83,671       826,218     190,318     1,906,607
-------------------------------------------------------------------------------------------------------
                                                     3,525,919    34,828,190   4,518,750    45,317,818
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                           (1,262,093)  (12,457,652) (1,113,096)  (11,114,251)
  Class B                                              (45,320)     (446,906)   (128,817)   (1,296,962)
  Class B - automatic conversion to Class A shares     (33,364)     (333,693)    (24,537)     (247,480)
  Class C                                             (140,824)   (1,379,484)   (214,861)   (2,137,080)
  Class R                                             (199,776)   (1,971,391)   (497,060)   (4,987,016)
-------------------------------------------------------------------------------------------------------
                                                    (1,681,377)  (16,589,126) (1,978,371)  (19,782,789)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                              1,844,542  $ 18,239,064   2,540,379  $ 25,535,029
-------------------------------------------------------------------------------------------------------

                                                                   Massachusetts Insured
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                             8/31/06                   2/28/06
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               96,803  $    988,618     543,865  $  5,623,345
  Class A - automatic conversion of Class B shares       2,529        26,011       6,094        63,188
  Class B                                               11,344       115,672      42,994       447,058
  Class C                                               21,732       223,418     120,680     1,251,961
  Class R                                               17,018       173,708      41,982       436,039
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                               26,044       265,951      55,641       577,553
  Class B                                                3,120        31,888       7,537        78,212
  Class C                                                8,029        81,952      19,070       197,813
  Class R                                               65,397       670,078     149,970     1,561,442
-------------------------------------------------------------------------------------------------------
                                                       252,016     2,577,296     987,833    10,236,611
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (125,894)   (1,283,430)   (309,080)   (3,205,325)
  Class B                                              (18,199)     (185,818)   (101,268)   (1,052,706)
  Class B - automatic conversion to Class A shares      (2,528)      (26,011)     (6,090)      (63,188)
  Class C                                             (132,788)   (1,352,967)   (332,890)   (3,446,340)
  Class R                                             (237,785)   (2,433,537)   (326,623)   (3,401,176)
-------------------------------------------------------------------------------------------------------
                                                      (517,194)   (5,281,763) (1,075,951)  (11,168,735)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                               (265,178) $ (2,704,467)    (88,118) $   (932,124)
-------------------------------------------------------------------------------------------------------


----
22

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended August 31, 2006, were as follows:

                                                   Massachusetts
                                     Massachusetts       Insured
                ------------------------------------------------
                Purchases              $19,346,242    $2,934,518
                Sales and maturities     1,811,931     2,109,770
                ------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their Federal tax basis treatment and have no impact on the net asset value of the Funds. Temporary differences do not require classification.

At August 31, 2006, the cost of investments was as follows:

                                                  Massachusetts
                                    Massachusetts       Insured
                -----------------------------------------------
                -----------------------------------------------
                Cost of investments  $162,499,336   $82,076,589
                -----------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

                                                                         Massachusetts
                                                          Massachusetts        Insured
---------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                               $5,919,081     $3,368,480
  Depreciation                                                 (177,341)       (64,114)
---------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments    $5,741,740     $3,304,366
---------------------------------------------------------------------------------------

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2006, the Funds' last tax year end, were as follows:

                                                             Massachusetts
                                               Massachusetts       Insured
     ---------------------------------------------------------------------
     Undistributed net tax-exempt income*           $263,286      $252,551
     Undistributed net ordinary income**                  --         2,043
     Undistributed net long-term capital gains            --       263,501
     ---------------------------------------------------------------------

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 9, 2006, paid on March 1, 2006.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended February 28, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                                Massachusetts
                                                  Massachusetts       Insured
   --------------------------------------------------------------------------
   Distributions from net tax-exempt income          $5,279,300    $3,240,754
   Distributions from net ordinary income**              32,345        88,724
   Distributions from net long-term capital gains       418,104       256,840
   --------------------------------------------------------------------------

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Massachusetts elected to defer net realized losses from investments incurred from November 1, 2005 through February 28, 2006 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $14,671 were treated as having arisen on the first day of the current fiscal year.


----
23

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of August 31, 2006, the complex-level fee rate was .1863%.

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .75% of the average daily net assets of Massachusetts and .975% of the average daily net assets of Massachusetts Insured. The Adviser may also voluntarily reimburse additional expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.


----
24

During the six months ended August 31, 2006, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                      Massachusetts
                                        Massachusetts       Insured
             ------------------------------------------------------
             Sales charges collected          $59,959        $1,663
             Paid to authorized dealers        50,461         1,451
             ------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended August 31, 2006, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                                  Massachusetts
                                    Massachusetts       Insured
                -----------------------------------------------
                Commission advances       $13,015        $7,147
                -----------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2006, the Distributor retained such 12b-1 fees as follows:

                                                  Massachusetts
                                    Massachusetts       Insured
                -----------------------------------------------
                12b-1 fees retained       $32,962       $27,307
                -----------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2006, as follows:

                                               Massachusetts
                                 Massachusetts       Insured
                   -----------------------------------------
                   CDSC retained       $13,493        $3,477
                   -----------------------------------------

6. New Accounting Pronouncement

Financial Accounting Standards Board Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

7. Subsequent Event

Distributions to Shareholders
The Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 2, 2006, to shareholders of record on September 8, 2006, as follows:

                                                  Massachusetts
                                    Massachusetts       Insured
                -----------------------------------------------
                Dividend per share:
                  Class A                  $.0310        $.0320
                  Class B                   .0250         .0255
                  Class C                   .0265         .0270
                  Class R                   .0325         .0335
                -----------------------------------------------


----
25

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                             Investment Operations       Less Distributions
                          --------------------------- -----------------------                    ----------------------------
                                                                                                            Before Credit/
                                                                                                            Reimbursement
MASSACHUSETTS                                                                                            ------------------
                                                                                                                      Ratio
                                                                                                                     of Net
                                                                                                                    Invest-
                                                                                                         Ratio of      ment
                                           Net                                                           Expenses    Income
                Beginning       Net  Realized/            Net                  Ending             Ending       to        to
                      Net   Invest- Unrealized        Invest-                     Net                Net  Average   Average
Year Ended          Asset      ment       Gain           ment  Capital          Asset     Total   Assets      Net       Net
February 28/29,     Value Income(a)     (Loss)  Total  Income    Gains   Total  Value Return(b)    (000)   Assets    Assets
------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
  2007(e)          $10.03      $.19      $(.01)  $.18   $(.19)   $  --  $(.19) $10.02      1.79% $92,356      .87%*    3.83%*
  2006              10.09       .39       (.03)   .36    (.39)    (.03)  (.42)  10.03      3.65   72,519      .88      3.86
  2005              10.13       .41       (.04)   .37    (.41)      --   (.41)  10.09      3.75   45,302      .91      4.06
  2004               9.98       .42        .16    .58    (.43)      --   (.43)  10.13      5.95   28,720      .94      4.25
  2003               9.75       .45        .24    .69    (.46)      --   (.46)   9.98      7.27   21,751      .95      4.62
  2002               9.70       .48        .07    .55    (.50)      --   (.50)   9.75      5.86   19,878      .94      4.96
Class B (3/97)
  2007(e)           10.04       .16       (.01)   .15    (.15)      --   (.15)  10.04      1.52    5,375     1.62*     3.09*
  2006              10.11       .31       (.03)   .28    (.32)    (.03)  (.35)  10.04      2.80    5,989     1.64      3.09
  2005              10.15       .33       (.04)   .29    (.33)      --   (.33)  10.11      3.00    7,300     1.66      3.30
  2004              10.01       .35        .15    .50    (.36)      --   (.36)  10.15      5.07    7,976     1.68      3.49
  2003               9.77       .38        .25    .63    (.39)      --   (.39)  10.01      6.58    8,031     1.70      3.87
  2002               9.72       .41        .06    .47    (.42)      --   (.42)   9.77      4.96    6,588     1.69      4.21
Class C (10/94)
  2007(e)            9.95       .16         --    .16    (.16)      --   (.16)   9.95      1.63   12,233     1.42*     3.28*
  2006              10.02       .33       (.03)   .30    (.34)    (.03)  (.37)   9.95      3.01   12,160     1.44      3.30
  2005              10.06       .35       (.04)   .31    (.35)      --   (.35)  10.02      3.21   11,160     1.46      3.50
  2004               9.92       .37        .14    .51    (.37)      --   (.37)  10.06      5.31   11,025     1.48      3.69
  2003               9.69       .40        .24    .64    (.41)      --   (.41)   9.92      6.73    9,703     1.50      4.07
  2002               9.64       .43        .06    .49    (.44)      --   (.44)   9.69      5.20    6,614     1.49      4.42
Class R (12/86)
  2007(e)           10.01       .20       (.01)   .19    (.20)      --   (.20)  10.00      1.89   60,274      .67*     4.03*
  2006              10.07       .41       (.03)   .38    (.41)    (.03)  (.44)  10.01      3.84   61,177      .68      4.05
  2005              10.11       .42       (.04)   .38    (.42)      --   (.42)  10.07      3.95   63,379      .71      4.25
  2004               9.96       .44        .16    .60    (.45)      --   (.45)  10.11      6.16   65,483      .73      4.45
  2003               9.73       .47        .24    .71    (.48)      --   (.48)   9.96      7.59   66,545      .75      4.83
  2002               9.67       .50        .07    .57    (.51)      --   (.51)   9.73      5.96   69,034      .74      5.16
------------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                Ratios/Supplemental Data
                ----------------------------------------------------
                       After            After Credit/
                  Reimbursement(c)     Reimbursement(d)
MASSACHUSETTS   ------------------   ------------------
                             Ratio                Ratio
                            of Net               of Net
                           Invest-              Invest-
                Ratio of      ment   Ratio of      ment
                Expenses    Income   Expenses    Income
                      to        to         to        to
                 Average   Average    Average   Average   Portfolio
Year Ended           Net       Net        Net       Net    Turnover
February 28/29,   Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------
Class A (9/94)
  2007(e)            .87%*    3.83%*      .85%*    3.86%*         1%
  2006               .88      3.86        .86      3.87           9
  2005               .91      4.06        .91      4.06          11
  2004               .94      4.25        .93      4.25          22
  2003               .95      4.62        .94      4.63          14
  2002               .94      4.96        .93      4.97          16
Class B (3/97)
  2007(e)           1.62*     3.09*      1.60*     3.11*          1
  2006              1.64      3.09       1.62      3.11           9
  2005              1.66      3.30       1.65      3.31          11
  2004              1.68      3.49       1.68      3.50          22
  2003              1.70      3.87       1.69      3.88          14
  2002              1.69      4.21       1.68      4.22          16
Class C (10/94)
  2007(e)           1.42*     3.28*      1.40*     3.31*          1
  2006              1.44      3.30       1.42      3.32           9
  2005              1.46      3.50       1.45      3.51          11
  2004              1.48      3.69       1.48      3.70          22
  2003              1.50      4.07       1.49      4.08          14
  2002              1.49      4.42       1.48      4.42          16
Class R (12/86)
  2007(e)            .67*     4.03*       .65*     4.06*          1
  2006               .68      4.05        .67      4.06           9
  2005               .71      4.25        .70      4.26          11
  2004               .73      4.45        .72      4.45          22
  2003               .75      4.83        .74      4.84          14
  2002               .74      5.16        .73      5.17          16
--------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended August 31, 2006.

                                See accompanying notes to financial statements.

----
26

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                   Investment Operations       Less Distributions
                                --------------------------- -----------------------                    -------


MASSACHUSETTS INSURED




                                                 Net
                      Beginning       Net  Realized/            Net                  Ending             Ending
                            Net   Invest- Unrealized        Invest-                     Net                Net
Year Ended                Asset      ment       Gain           ment  Capital          Asset     Total   Assets
February 28/29,           Value Income(a)     (Loss)  Total  Income    Gains   Total  Value Return(b)    (000)
---------------------------------------------------------------------------------------------------------------
Class A (9/94)
       2007(e)           $10.37      $.19      $(.03)  $.16   $(.19)   $  --  $(.19) $10.34      1.60% $24,080
        2006              10.44       .40       (.04)   .36    (.39)    (.04)  (.43)  10.37      3.48   24,153
        2005              10.72       .41       (.21)   .20    (.42)    (.06)  (.48)  10.44      1.95   21,233
        2004              10.54       .43        .19    .62    (.44)      --   (.44)  10.72      6.03   21,179
        2003              10.36       .45        .23    .68    (.47)    (.03)  (.50)  10.54      6.74   23,212
        2002              10.30       .50        .07    .57    (.49)    (.02)  (.51)  10.36      5.67   16,970
Class B (3/97)
       2007(e)            10.38       .15       (.03)   .12    (.15)      --   (.15)  10.35      1.21    6,040
        2006              10.45       .32       (.04)   .28    (.31)    (.04)  (.35)  10.38      2.70    6,121
        2005              10.73       .33       (.21)   .12    (.34)    (.06)  (.40)  10.45      1.19    6,759
        2004              10.55       .35        .19    .54    (.36)      --   (.36)  10.73      5.24    7,183
        2003              10.37       .38        .23    .61    (.40)    (.03)  (.43)  10.55      5.94    6,361
        2002              10.31       .42        .07    .49    (.41)    (.02)  (.43)  10.37      4.87    3,574
Class C (9/94)
       2007(e)            10.36       .16       (.03)   .13    (.16)      --   (.16)  10.33      1.30    8,804
        2006              10.44       .34       (.05)   .29    (.33)    (.04)  (.37)  10.36      2.78    9,895
        2005              10.71       .35       (.20)   .15    (.36)    (.06)  (.42)  10.44      1.46   11,981
        2004              10.53       .37        .19    .56    (.38)      --   (.38)  10.71      5.43   12,879
        2003              10.35       .40        .22    .62    (.41)    (.03)  (.44)  10.53      6.14   12,935
        2002              10.28       .44        .08    .52    (.43)    (.02)  (.45)  10.35      5.17    5,940
Class R (12/86)
       2007(e)            10.40       .20       (.03)   .17    (.20)      --   (.20)  10.37      1.68   46,947
        2006              10.47       .42       (.04)   .38    (.41)    (.04)  (.45)  10.40      3.64   48,685
        2005              10.75       .43       (.21)   .22    (.44)    (.06)  (.50)  10.47      2.12   50,432
        2004              10.56       .45        .20    .65    (.46)      --   (.46)  10.75      6.30   54,344
        2003              10.38       .48        .22    .70    (.49)    (.03)  (.52)  10.56      6.91   56,496
        2002              10.31       .52        .08    .60    (.51)    (.02)  (.53)  10.38      5.95   54,719
---------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                           Ratios/Supplemental Data
                      -------------------------------------------------------------------------
                         Before Credit/           After            After Credit/
                         Reimbursement       Reimbursement(c)     Reimbursement(d)
MASSACHUSETTS INSURED ------------------   ------------------   ------------------
                                   Ratio                Ratio                Ratio
                                  of Net               of Net               of Net
                                 Invest-              Invest-              Invest-
                      Ratio of      ment   Ratio of      ment   Ratio of      ment
                      Expenses    Income   Expenses    Income   Expenses    Income
                            to        to         to        to         to        to
                       Average   Average    Average   Average    Average   Average   Portfolio
Year Ended                 Net       Net        Net       Net        Net       Net    Turnover
February 28/29,         Assets    Assets     Assets    Assets     Assets    Assets        Rate
-----------------------------------------------------------------------------------------------
Class A (9/94)
       2007(e)             .91%*    3.72%*      .91%*    3.72%*      .89%*    3.74%*         2%
        2006               .90      3.79        .90      3.79        .89      3.81          14
        2005               .91      3.95        .91      3.95        .90      3.95          26
        2004               .93      4.11        .93      4.11        .92      4.12          36
        2003               .93      4.36        .93      4.36        .92      4.38          18
        2002               .95      4.78        .95      4.78        .92      4.81          23
Class B (3/97)
       2007(e)            1.66*     2.97*      1.66*     2.97*      1.64*     2.99*          2
        2006              1.65      3.04       1.65      3.04       1.64      3.05          14
        2005              1.66      3.20       1.66      3.20       1.65      3.20          26
        2004              1.68      3.37       1.68      3.37       1.67      3.37          36
        2003              1.68      3.59       1.68      3.59       1.67      3.61          18
        2002              1.69      4.03       1.69      4.03       1.67      4.06          23
Class C (9/94)
       2007(e)            1.46*     3.17*      1.46*     3.17*      1.44*     3.20*          2
        2006              1.45      3.24       1.45      3.24       1.44      3.25          14
        2005              1.46      3.40       1.46      3.40       1.45      3.40          26
        2004              1.48      3.56       1.48      3.56       1.47      3.57          36
        2003              1.48      3.79       1.48      3.79       1.47      3.81          18
        2002              1.49      4.25       1.49      4.25       1.46      4.27          23
Class R (12/86)
       2007(e)             .71*     3.92*       .71*     3.92*       .69*     3.94*          2
        2006               .70      3.99        .70      3.99        .69      4.00          14
        2005               .71      4.15        .71      4.15        .70      4.15          26
        2004               .73      4.31        .73      4.31        .72      4.32          36
        2003               .73      4.58        .73      4.58        .72      4.59          18
        2002               .75      4.98        .75      4.98        .73      5.00          23
-----------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended August 31, 2006.

                                See accompanying notes to financial statements.

----
27

            Annual Investment Management Agreement Approval Process

The Board of Trustees is responsible for overseeing the performance of the investment adviser to the Funds and determining whether to continue the advisory arrangements. At a meeting held on May 23-25, 2006 (the "May Meeting"), the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the continuance of the Investment Management Agreement between each Fund and NAM (the "Fund Adviser").

The Approval Process
During the course of the year, the Board received a wide variety of materials relating to the services provided by the Fund Adviser and the performance of each Fund. To assist the Board in its evaluation of the advisory contract with the Fund Adviser at the May Meeting, the independent Trustees received extensive materials in advance of their meeting which outlined, among other things:

.. the nature, extent and quality of services provided by the Fund Adviser;

.. the organization and business operations of the Fund Adviser, including the responsibilities of various departments and key personnel;

.. the Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party and to customized benchmarks;

.. the profitability of the Fund Adviser and certain industry profitability analyses for unaffiliated advisers;

.. the expenses of the Fund Adviser in providing the various services;

.. the advisory fees (gross and net management fees) and total expense ratios of the Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by Lipper (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") to the respective Fund (as applicable);

.. the advisory fees the Fund Adviser assesses to other types of investment products or clients;

.. the soft dollar practices of the Fund Adviser, if any; and

.. from independent legal counsel, a legal memorandum describing, among other things, the duties of the Trustees under the Investment Company Act of 1940 (the "1940 Act") as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the Board in voting on advisory agreements.

At the May Meeting, the Fund Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered the advisory contract with the Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund and the Fund Adviser; (c) the costs of the services to be provided and the profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services
In reviewing the Fund Adviser, the Trustees considered the nature, extent and quality of the Fund Adviser's services. The Trustees reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives and enhancements Nuveen has taken for its municipal fund product line. In connection with their continued service as Trustees, the Trustees also have a good understanding of the Fund Adviser's organization, operations and personnel. In this regard, the Trustees are familiar with and have evaluated the professional experience, qualifications and credentials of the Fund Adviser's personnel. The Trustees further reviewed materials describing, among other things, the teams and personnel involved in the investment, research, risk-management and operational processes involved in managing municipal funds and their respective functions. Given the Trustees' experience with the Funds and Fund Adviser, the Trustees recognized the demonstrated history of care and depth of experience of the respective personnel in managing these Funds. In this regard, the Trustees considered the continued quality of the Fund Adviser's investment process in making portfolio management decisions as well as additional refinements and improvements adopted to the portfolio management processes. With respect to the services provided to municipal funds, including the Funds, the Trustees noted that the Fund Adviser continues to make refinements to its portfolio management process including, among other things, the increased use of derivatives to enhance management of risk, additional analytical software for research staff and improved municipal pricing processes.


----
28

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services provided. The Fund Adviser provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In connection with the review of the Investment Management Agreement, the Trustees considered the extent and quality of these other services which include, among other things, providing: product management (e.g., product positioning, performance benchmarking, risk management); fund administration (e.g., daily net asset value pricing and reconciliation, tax reporting, fulfilling regulatory filing requirements); oversight of third party service providers; administration of board relations (e.g., organizing board meetings and preparing related materials); compliance (e.g., monitoring compliance with investment policies and guidelines and regulatory requirements); and legal support (e.g., helping prepare and file registration statements, amendments thereto, proxy statements and responding to regulatory requests and/or inquiries). As the Funds operate in a highly regulated industry and given the importance of compliance, the Trustees considered, in particular, the additions of experienced personnel to the compliance teams and the enhancements to technology and related systems to support the compliance activities for the Funds (including a new reporting system for quarterly portfolio holdings).

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreement were of a high level and were satisfactory.

B. The Investment Performance of the Funds and Fund Adviser
The Board considered the investment performance for each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives identified by an independent third party (the "Performance Peer Group") and portfolio level performance against customized benchmarks, as described below. In evaluating the performance information, in certain instances, the Trustees noted that the closest Performance Peer Group for a fund still may not adequately reflect such fund's investment objectives, strategies and portfolio duration, thereby limiting the usefulness of the comparisons of such fund's performance with that of the Performance Peer Group (such as the Performance Peer Group of the Nuveen Intermediate Duration Municipal Bond Fund). With respect to state specific municipal funds, the Trustees recognized that certain state municipal funds do not have a corresponding state specific Performance Peer Group in which case their performance is measured against a more general municipal category for various states. The two open-end Nuveen state municipal funds that utilize the more general category are the Nuveen New Mexico Municipal Bond Fund and the Nuveen Wisconsin Municipal Bond Fund.

In reviewing performance, the Trustees reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group for the one-, three- and five-year periods (as applicable) ending December 31, 2005. The Trustees also reviewed each Fund's portfolio level performance (which does not reflect fund level fees and expenses) compared to customized portfolio-level benchmarks for the one- and three-year periods ending December 31, 2005 (as applicable). This analysis is designed to assess the efficacy of investment decisions against appropriate measures of risk and total return, within specific market segments. This information supplements the Fund performance information provided to the Board at each of their quarterly meetings. Based on their review, the Trustees determined that the respective Fund's absolute and relative investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability
 1. Fees and Expenses
 In evaluating the management fees and expenses of a Fund, the Board reviewed, among other things, the Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. The Trustees reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and Peer Group may be the same. Further, the Trustees recognized that in certain cases the closest Peer Universe and/or Peer Group did not adequately reflect the fund's investment objectives and strategies limiting the usefulness of comparisons. In reviewing comparisons, the Trustees also considered the size of the Peer Universe and/or Peer Group, the composition of the Peer Group (including differences in the use of leverage and insurance) as well as differing levels of fee waivers and/or expense reimbursements. In this regard, the Trustees considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain funds launched since 1999). Based on their review of the fee and expense information provided, the Trustees determined that each Fund's net total expense ratio was within an acceptable range compared to peers.

 2. Comparisons with the Fees of Other Clients
 The Trustees further reviewed data comparing the advisory fees of the Fund Adviser with fees the Fund Adviser charges to other clients, including municipal managed accounts. In general, the fees charged for separate accounts are somewhat lower than the fees assessed to the Funds. The Trustees recognized that the differences in fees are attributable to a variety of factors, including the differences in services provided, product distribution, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Trustees noted, in particular, that the range of services provided to the Funds is more extensive than that provided to managed separate accounts. As described in further detail above, such additional services include, but are not


----
29
 limited to, providing: product management, fund administration, oversight of third party service providers, administration of board relations, and legal support. Funds further operate in a highly regulated industry requiring extensive compliance functions compared to the other investment products. In addition to the costs of the additional services, administrative costs may also be greater for funds as the average account size for separate accounts is notably larger than the retail accounts of funds. Given the differences in the product structures, particularly the extensive services provided to the Funds, the Trustees believe such facts justify the different levels of fees.

 3. Profitability of Fund Adviser
 In conjunction with its review of fees, the Trustees also considered the profitability of Nuveen Investments for advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers). The Trustees reviewed data comparing Nuveen's profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profits margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen. The Trustees further reviewed the 2005 Annual Report for Nuveen Investments. In considering profitability, the Trustees recognized the inherent limitations in determining profitability as well as the difficulties in comparing the profitability of other unaffiliated advisers. Profitability may be affected by numerous factors, including the methodology for allocating expenses, the adviser's business mix, the types of funds managed, the adviser's capital structure and cost of capital. Further, individual fund or product line profitability of other sponsors is generally not publicly available. Accordingly, the profitability information that is publicly available from various investment advisory or management firms may not be representative of the industry.

Notwithstanding the foregoing, in reviewing profitability, the Trustees reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In this regard, the methods of allocation used appeared reasonable. The Trustees also, to the extent available, compared Nuveen's profitability margins (including pre- and post-marketing profit margins) with the profitability of various unaffiliated management firms. The Trustees noted that Nuveen's profitability is enhanced due to its efficient internal business model. The Trustees also recognized that while a number of factors affect profitability, Nuveen's profitability may change as fee waivers and/or expense reimbursement commitments of Nuveen to various funds in the Nuveen complex expire. To keep apprised of profitability and developments that may affect profitability, the Trustees have requested profitability analysis be provided periodically during the year. Based on their review, the Trustees were satisfied that the Fund Adviser's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale With respect to economies of scale, the Trustees recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base as a fund grows. To help ensure the shareholders share in these benefits, the Trustees have reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees as the applicable Fund's assets grow. In addition to advisory fee breakpoints as assets in a respective Fund rise, after lengthy discussions with management, the Board also approved a complex-wide fee arrangement that was introduced on August 1, 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees noted that 2005 was the first full year to reflect the fee reductions from the complex wide fee arrangement. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits
In evaluating fees, the Trustees also considered any indirect benefits or profits the Fund Adviser or its affiliates may receive as a result of its relationship with each Fund, including any sales charges and distribution fees received and retained by the Fund's principal underwriter, Nuveen Investments, LLC, an affiliate of the Fund Adviser as well as any benefits derived from soft dollar arrangements. The Trustees recognized that an affiliate of the Fund Adviser provides distribution and shareholder services to the Funds and their shareholders for which it may be compensated pursuant to a 12b-1 plan. The Trustees therefore considered the 12b-1 fees retained by Nuveen during the last calendar year.

In addition to the above, the Trustees considered whether the Fund Adviser received any benefits from soft dollar arrangements. The Trustees noted that the Fund Adviser does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services; however, the Fund Adviser may from time to time receive and have access to research generally provided to institutional clients.


----
30

F. Approval
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Fund Adviser's fees are reasonable in light of the services provided to each Fund, and that the renewal of the Investment Management Agreements should be approved.


----
31

                                     Notes

--------------------------------------------------------------------------------
32

  Fund Information
================================================================================


Fund Manager            Legal Counsel                     Transfer Agent and
Nuveen Asset Management Chapman and Cutler LLP            Shareholder Services
333 West Wacker Drive   Chicago, IL                       Boston Financial
Chicago, IL 60606                                         Data Services, Inc.
                        Independent Registered            Nuveen Investor Services
                        Public Accounting Firm            P.O. Box 8530
                        PricewaterhouseCoopers LLP        Boston, MA 02266-8530
                        Chicago, IL                       (800) 257-8787

                        Custodian
                        State Street Bank & Trust Company
                        Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.


Average Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's (or bond fund's) value to changes when market interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.


SEC 30-Day Yield: A standardized measure of a Fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.


================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.
You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.


================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
33

                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf


    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $149 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-MA-08060

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

See Portfolio of Investments in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/mf and there were no amendments during the period covered by this report. (To view the code, click on the Investors Resources drop down menu box, click on Fund governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date November 7, 2006
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date November 7, 2006
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date November 7, 2006
     ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.